UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-4085

Fidelity Income Fund

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	July 31, 2018

This report on Form N-CSR relates solely to the Registrant’s to Fidelity Managed Retirement 2005 Fund, Fidelity Managed Retirement 2010 Fund, Fidelity Managed Retirement 2015 Fund, Fidelity Managed Retirement 2020 Fund, Fidelity Managed Retirement 2025 Fund, Fidelity Managed Retirement Income Fund, Fidelity Simplicity RMD 2005 Fund, Fidelity Simplicity RMD 2010 Fund, Fidelity Simplicity RMD 2015 Fund, Fidelity Simplicity RMD 2020 Fund and Fidelity Simplicity RMD Income Fund series (each, a “Fund” and collectively, the “Funds”).

Item 1.

Reports to Stockholders

Fidelity Advisor Managed Retirement Income Fund℠
Fidelity Advisor Managed Retirement 2005 Fund℠
Fidelity Advisor Managed Retirement 2010 Fund℠
Fidelity Advisor Managed Retirement 2015 Fund℠
Fidelity Advisor Managed Retirement 2020 Fund℠
Fidelity Advisor Managed Retirement 2025 Fund℠
Class A, Class M, Class C and Class I

Annual Report

July 31, 2018

Each Class A, Class M, Class C and Class I are classes of Fidelity Managed Retirement Funds℠

Contents

Performance
Management's Discussion of Fund Performance
Fidelity Managed Retirement Income Fund℠
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Managed Retirement 2005 Fund℠
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Managed Retirement 2010 Fund℠
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Managed Retirement 2015 Fund℠
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Managed Retirement 2020 Fund℠
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Managed Retirement 2025 Fund℠
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Fidelity Managed Retirement Income Fund℠

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended July 31, 2018	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 5.75% sales charge)	(3.53)%	2.80%	4.11%
Class M (incl. 3.50% sales charge)	(1.48)%	3.03%	4.10%
Class C (incl. contingent deferred sales charge)	0.64%	3.25%	3.94%
Class I	2.62%	4.29%	4.99%

 Class C shares' contingent deferred sales charges included in the past one year, past five years and past ten years total return figures are 1%, 0% and 0%, respectively.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Managed Retirement Income Fund℠ - Class A on July 31, 2008, and the current 5.75% sales charge was paid.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Barclays U.S. Aggregate Bond Index performed over the same period.

Period Ending Values
$14,960	Fidelity Advisor Managed Retirement Income Fund℠ - Class A
$14,424	Bloomberg Barclays U.S. Aggregate Bond Index

Fidelity Managed Retirement 2005 Fund℠

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended July 31, 2018	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 5.75% sales charge)	(3.20)%	3.73%	4.77%
Class M (incl. 3.50% sales charge)	(1.12)%	3.96%	4.76%
Class C (incl. contingent deferred sales charge)	1.04%	4.19%	4.61%
Class I	2.99%	5.23%	5.66%

 Class C shares' contingent deferred sales charges included in the past one year, past five years and past ten years total return figures are 1%, 0% and 0%, respectively.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Managed Retirement 2005 Fund℠ - Class A on July 31, 2008, and the current 5.75% sales charge was paid.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Barclays U.S. Aggregate Bond Index performed over the same period.

Period Ending Values
$15,935	Fidelity Advisor Managed Retirement 2005 Fund℠ - Class A
$14,424	Bloomberg Barclays U.S. Aggregate Bond Index

Fidelity Managed Retirement 2010 Fund℠

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended July 31, 2018	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 5.75% sales charge)	(2.36)%	4.37%	5.20%
Class M (incl. 3.50% sales charge)	(0.28)%	4.61%	5.18%
Class C (incl. contingent deferred sales charge)	1.93%	4.83%	5.03%
Class I	3.86%	5.88%	6.09%

 Class C shares' contingent deferred sales charges included in the past one year, past five years and past ten years total return figures are 1%, 0% and 0%, respectively.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Managed Retirement 2010 Fund℠ - Class A on July 31, 2008, and the current 5.75% sales charge was paid.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Barclays U.S. Aggregate Bond Index performed over the same period.

Period Ending Values
$16,595	Fidelity Advisor Managed Retirement 2010 Fund℠ - Class A
$14,424	Bloomberg Barclays U.S. Aggregate Bond Index

Fidelity Managed Retirement 2015 Fund℠

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended July 31, 2018	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 5.75% sales charge)	(1.55)%	4.84%	5.45%
Class M (incl. 3.50% sales charge)	0.56%	5.07%	5.43%
Class C (incl. contingent deferred sales charge)	2.84%	5.29%	5.28%
Class I	4.73%	6.35%	6.34%

 Class C shares' contingent deferred sales charges included in the past one year, past five years and past ten years total return figures are 1%, 0% and 0%, respectively.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Managed Retirement 2015 Fund℠ - Class A on July 31, 2008, and the current 5.75% sales charge was paid.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Barclays U.S. Aggregate Bond Index performed over the same period.

Period Ending Values
$16,995	Fidelity Advisor Managed Retirement 2015 Fund℠ - Class A
$14,424	Bloomberg Barclays U.S. Aggregate Bond Index

Fidelity Managed Retirement 2020 Fund℠

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended July 31, 2018	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 5.75% sales charge)	(0.76)%	5.23%	5.69%
Class M (incl. 3.50% sales charge)	1.38%	5.47%	5.68%
Class C (incl. contingent deferred sales charge)	3.68%	5.69%	5.53%
Class I	5.58%	6.75%	6.59%

 Class C shares' contingent deferred sales charges included in the past one year, past five years and past ten years total return figures are 1%, 0% and 0%, respectively.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Managed Retirement 2020 Fund℠ - Class A on July 31, 2008, and the current 5.75% sales charge was paid.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index and the Bloomberg Barclays U.S. Aggregate Bond Index performed over the same period.

Period Ending Values
$17,397	Fidelity Advisor Managed Retirement 2020 Fund℠ - Class A
$14,424	Bloomberg Barclays U.S. Aggregate Bond Index
$27,551	S&P 500® Index

Going forward, the fund’s performance will be compared to the Bloomberg Barclays U.S. Aggregate Bond Index, rather than the S&P 500® Index. The Bloomberg Barclays U.S. Aggregate Bond Index more closely represents the fund’s investment strategy, as fixed-income and short-term funds currently represent the majority of the fund’s assets.

Fidelity Managed Retirement 2025 Fund℠

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended July 31, 2018	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 5.75% sales charge)	(0.34)%	5.59%	6.05%
Class M (incl. 3.50% sales charge)	1.80%	5.82%	6.04%
Class C (incl. contingent deferred sales charge)	4.12%	6.05%	5.88%
Class I	6.03%	7.12%	6.95%

 Class C shares' contingent deferred sales charges included in the past one year, past five years and past ten years total return figures are 1%, 0% and 0%, respectively.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Managed Retirement 2025 Fund℠ - Class A on July 31, 2008, and the current 5.75% sales charge was paid.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$17,992	Fidelity Advisor Managed Retirement 2025 Fund℠ - Class A
$27,551	S&P 500® Index

Management's Discussion of Fund Performance

Market Recap:  Steady global economic expansion, along with increased concerns about trade protectionism, rising interest rates and higher volatility set the backdrop for global securities markets for much of the 12 months ending July 31, 2018. The U.S. equity bellwether S&P 500® index gained 16.24%, despite a resurgence in volatility. Stocks maintained their steady growth until a sharp reversal in February, as volatility spiked amid fear that rising inflation would prompt the U.S. Federal Reserve to pick up the pace of interest rate hikes. The index posted its first negative monthly result since October 2016, and then lost further ground in March on fear of a global trade war.
The U.S. equity market stabilized in April and trended upward through July, boosted by strong corporate earnings that helped the S&P 500 rise 3.72% that month to cap the period. By sector, information technology (+28%) led the way, boosted by strong earnings growth, while consumer discretionary rose roughly 24%. Energy (+20%) gained alongside higher oil prices. Laggards were telecommunication services (-2%), consumer staples (0%) and utilities (+3%).
Looking abroad, the MSCI ACWI (All Country World Index) ex USA Index returned 6.13% for the 12 months. Manufacturing and export activity – plus a generally weak U.S. dollar – underpinned markets early on, as international stocks rose roughly 14% through the end of January. But the index reversed sharply in February and went on to return about -7% for the second half of the period, with much of the loss tied to foreign exchange as the dollar rebounded. For the full 12 months, Japan returned +9%, outperforming the rest of the Asia-Pacific region (+6%). Crude-oil commodity-price strength buoyed Canada (+8%). Europe (5%) lagged the index, while emerging markets posted a similarly moderate gain.
In U.S. fixed income, the Bloomberg Barclays U.S. Aggregate Bond Index returned -0.80% this period. Global monetary policy tightened, with the Fed raising policy rates by a quarter percentage point in March and June. The Bank of England signaled a potential rate increase in coming months, and the European Central Bank made plans to end its bond-buying program. Sector performance was in a fairly tight range, with asset-backed securities eking out a gain, while most other index categories modestly declined.

Comments from Co-Portfolio Managers Andrew Dierdorf and Brett Sumsion:  For the fiscal year, returns for Fidelity Managed Retirement Funds’ share classes (excluding sales charges, if applicable) ranged from about 2.5% to about 6%, with performance trending higher along the vintage spectrum (i.e., horizon date). Funds with shorter-term horizons – those with more exposure to fixed-income and short-term securities and lower equity exposure – generated lower single-digit returns during the past year. Funds with longer time horizons – those that invest in a greater percentage of equities and less fixed-income and short-term exposure – generated increasingly higher single-digit returns. Versus Composites, each Fidelity Managed Retirement Fund underperformed this period. The Funds’ underweighting in U.S. equities was the biggest relative detractor. Performance among underlying U.S. equity fund investments also held back Fidelity Managed Retirement Funds’ relative results this period. Value and income-oriented fund strategies generally underperformed growth-oriented investments, due largely to a market environment that favored highly priced growth stocks over value stocks. Conversely, the Funds’ overweighting in non-U.S. equities added value relative to Composites. In addition, the Funds benefited from fixed-income positioning. In particular, outperformance and an underweighting in investment-grade debt was helpful.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Notes to Shareholders:  At its May 2018 meeting, the Board of Trustees approved incremental updates to the strategic asset allocation (i.e., glide path) of Fidelity Managed Retirement Funds, adding U.S. Treasury Inflation-Protected Securities and long-term U.S. Treasury bonds as fixed exposures in the Funds’ bond allocations, while reducing the equity and short-term debt allocations for shorter-dated Portfolios. These glide path updates are expected to be fully implemented by the end of 2018.
The Funds’ short-term benchmark changed from Bloomberg Barclays 3-Month Treasury Bellwether to the Bloomberg Barclays U.S. 3-6 Month Treasury Index. The new index has a similar risk/return profile but increased relative liquidity.

Fidelity Managed Retirement Income Fund℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of July 31, 2018

% of fund's net assets
Fidelity Series Investment Grade Bond Fund	37.2
Fidelity Series Government Money Market Fund 1.98%	20.2
Fidelity Series Inflation-Protected Bond Index Fund	10.5
Fidelity Series Short-Term Credit Fund	5.1
Fidelity Series Long-Term Treasury Bond Index Fund	3.5
Fidelity Series Emerging Markets Opportunities Fund	3.1
Fidelity Series International Value Fund	2.3
Fidelity Series International Growth Fund	2.2
Fidelity Series Commodity Strategy Fund	2.0
Fidelity Series Intrinsic Opportunities Fund	1.8
87.9

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	12.5%
International Equity Funds	8.3%
Bond Funds	53.9%
Short-Term Funds	25.3%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Managed Retirement Income Fund℠

Schedule of Investments July 31, 2018

Showing Percentage of Net Assets

Domestic Equity Funds - 12.5%
	Shares	Value
Fidelity Series 100 Index Fund (a)	20	$363
Fidelity Series All-Sector Equity Fund (a)	3,730	49,054
Fidelity Series Blue Chip Growth Fund (a)	3,260	51,872
Fidelity Series Commodity Strategy Fund (a)	26,447	140,965
Fidelity Series Growth & Income Fund (a)	6,851	112,022
Fidelity Series Growth Company Fund (a)	5,557	104,920
Fidelity Series Intrinsic Opportunities Fund (a)	6,626	124,494
Fidelity Series Large Cap Value Index Fund (a)	2,409	31,263
Fidelity Series Opportunistic Insights Fund (a)	2,978	56,495
Fidelity Series Small Cap Discovery Fund (a)	1,250	15,239
Fidelity Series Small Cap Opportunities Fund (a)	3,029	46,830
Fidelity Series Stock Selector Large Cap Value Fund (a)	6,567	85,509
Fidelity Series Value Discovery Fund (a)	4,467	60,488
TOTAL DOMESTIC EQUITY FUNDS
(Cost $798,302)		879,514

International Equity Funds - 8.3%
Fidelity Series Canada Fund (a)	1,484	16,098
Fidelity Series Emerging Markets Opportunities Fund (a)	10,696	216,061
Fidelity Series International Growth Fund (a)	9,684	158,436
Fidelity Series International Small Cap Fund (a)	2,100	37,953
Fidelity Series International Value Fund (a)	15,068	158,963
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $555,368)		587,511

Bond Funds - 53.9%
Fidelity Series Emerging Markets Debt Fund (a)	4,217	40,866
Fidelity Series Floating Rate High Income Fund (a)	1,861	17,678
Fidelity Series High Income Fund (a)	9,633	92,089
Fidelity Series Inflation-Protected Bond Index Fund (a)	76,196	740,627
Fidelity Series International Credit Fund (a)	508	4,998
Fidelity Series Investment Grade Bond Fund (a)	239,887	2,621,965
Fidelity Series Long-Term Treasury Bond Index Fund (a)	29,862	251,140
Fidelity Series Real Estate Income Fund (a)	3,029	33,223
TOTAL BOND FUNDS
(Cost $3,902,679)		3,802,586

Short-Term Funds - 25.3%
Fidelity Series Government Money Market Fund 1.98% (a)(b)	1,425,208	1,425,208
Fidelity Series Short-Term Credit Fund (a)	36,148	356,417
TOTAL SHORT-TERM FUNDS
(Cost $1,786,400)		1,781,625
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $7,042,749)		7,051,236
NET OTHER ASSETS (LIABILITIES) - 0.0%		(2,834)
NET ASSETS - 100%		$7,048,402

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$53,599	$1,023	$58,733	$1,021	$26,729	$(22,255)	$363
Fidelity Series All-Sector Equity Fund	100,754	13,782	65,586	12,758	1,106	(1,002)	49,054
Fidelity Series Blue Chip Growth Fund	102,044	12,076	72,552	11,078	5,731	4,573	51,872
Fidelity Series Canada Fund	--	32,476	17,211	319	246	587	16,098
Fidelity Series Commodity Strategy Fund	234,136	15,040	115,650	1,217	6,652	787	140,965
Fidelity Series Emerging Markets Debt Fund	67,678	4,745	27,639	4,245	(1,305)	(2,613)	40,866
Fidelity Series Emerging Markets Opportunities Fund	535,409	31,953	374,623	10,339	41,918	(18,596)	216,061
Fidelity Series Floating Rate High Income Fund	28,257	1,297	11,767	1,296	(24)	(85)	17,678
Fidelity Series Government Money Market Fund 1.98%	2,226,650	544,612	1,346,054	31,460	--	--	1,425,208
Fidelity Series Growth & Income Fund	235,591	15,670	153,180	12,771	9,564	4,377	112,022
Fidelity Series Growth Company Fund	202,742	18,294	141,395	17,815	17,817	7,462	104,920
Fidelity Series High Income Fund	169,753	9,469	84,146	9,465	(1,193)	(1,794)	92,089
Fidelity Series Inflation-Protected Bond Index Fund	430,047	498,072	179,332	8,763	(3,427)	(4,733)	740,627
Fidelity Series International Credit Fund	5,663	174	741	137	(8)	(53)	4,998
Fidelity Series International Growth Fund	327,958	8,907	195,095	8,894	12,015	4,651	158,436
Fidelity Series International Small Cap Fund	75,432	4,212	45,266	4,206	3,748	(173)	37,953
Fidelity Series International Value Fund	331,860	13,224	190,473	8,881	9,150	(4,798)	158,963
Fidelity Series Intrinsic Opportunities Fund	240,891	11,102	145,595	11,098	11,555	6,541	124,494
Fidelity Series Investment Grade Bond Fund	4,250,329	267,513	1,759,803	116,257	(45,517)	(90,557)	2,621,965
Fidelity Series Large Cap Value Index Fund	65,482	3,682	40,533	2,470	2,156	476	31,263
Fidelity Series Long-Term Treasury Bond Index Fund	106,209	292,015	136,622	5,013	(5,561)	(4,901)	251,140
Fidelity Series Opportunistic Insights Fund	112,951	13,945	77,893	13,636	6,007	1,485	56,495
Fidelity Series Real Estate Equity Fund	20,423	1,829	20,687	1,074	(1,119)	(446)	--
Fidelity Series Real Estate Income Fund	53,628	3,196	21,657	3,193	(738)	(1,206)	33,223
Fidelity Series Short-Term Credit Fund	947,882	47,061	629,588	12,556	(4,162)	(4,776)	356,417
Fidelity Series Small Cap Discovery Fund	30,163	1,310	17,850	1,249	1,424	192	15,239
Fidelity Series Small Cap Opportunities Fund	91,011	9,593	58,809	9,529	4,512	523	46,830
Fidelity Series Stock Selector Large Cap Value Fund	176,654	15,152	105,422	12,707	1,818	(2,693)	85,509
Fidelity Series Value Discovery Fund	124,457	9,654	74,693	6,305	1,477	(407)	60,488
Total	$11,347,653	$1,901,078	$6,168,595	$339,752	$100,571	$(129,434)	$7,051,236

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement Income Fund℠

Financial Statements

Statement of Assets and Liabilities

		July 31, 2018
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $7,042,749)	$7,051,236
Total Investment in Securities (cost $7,042,749)		$7,051,236
Cash		1
Receivable for investments sold		345,076
Total assets		7,396,313
Liabilities
Payable for investments purchased	$344,323
Payable for fund shares redeemed	753
Accrued management fee	2,739
Distribution and service plan fees payable	96
Total liabilities		347,911
Net Assets		$7,048,402
Net Assets consist of:
Paid in capital		$6,926,673
Undistributed net investment income		11,925
Accumulated undistributed net realized gain (loss) on investments		101,317
Net unrealized appreciation (depreciation) on investments		8,487
Net Assets		$7,048,402
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($147,063 ÷ 2,555.42 shares)		$57.55
Maximum offering price per share (100/94.25 of $57.55)		$61.06
Class M:
Net Asset Value and redemption price per share ($54,845 ÷ 952.42 shares)		$57.58
Maximum offering price per share (100/96.50 of $57.58)		$59.67
Class C:
Net Asset Value and offering price per share ($50,909 ÷ 887.53 shares)(a)		$57.36
Fidelity Managed Retirement Income:
Net Asset Value, offering price and redemption price per share ($6,734,095 ÷ 117,043.27 shares)		$57.54
Class I:
Net Asset Value, offering price and redemption price per share ($61,490 ÷ 1,069.08 shares)		$57.52

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended July 31, 2018
Investment Income
Dividends:
Affiliated issuers		$220,606
Expenses
Management fee	$46,202
Distribution and service plan fees	1,333
Independent trustees' fees and expenses	41
Total expenses before reductions	47,576
Expense reductions	(178)
Total expenses after reductions		47,398
Net investment income (loss)		173,208
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	100,571
Capital gain distributions from underlying funds:
Affiliated issuers	119,146
Total net realized gain (loss)		219,717
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	(129,434)
Total change in net unrealized appreciation (depreciation)		(129,434)
Net gain (loss)		90,283
Net increase (decrease) in net assets resulting from operations		$263,491

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended July 31, 2018	Year ended July 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$173,208	$195,011
Net realized gain (loss)	219,717	879,557
Change in net unrealized appreciation (depreciation)	(129,434)	(466,546)
Net increase (decrease) in net assets resulting from operations	263,491	608,022
Distributions to shareholders from net investment income	(174,936)	(184,761)
Distributions to shareholders from net realized gain	(724,656)	(14,929)
Total distributions	(899,592)	(199,690)
Share transactions - net increase (decrease)	(3,658,643)	(2,860,773)
Total increase (decrease) in net assets	(4,294,744)	(2,452,441)
Net Assets
Beginning of period	11,343,146	13,795,587
End of period	$7,048,402	$11,343,146
Other Information
Undistributed net investment income end of period	$11,925	$13,918

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Managed Retirement Income Fund Class A

Years ended July 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$61.00	$59.02	$58.61	$57.41	$54.16
Income from Investment Operations
Net investment income (loss)A	.884	.756	.758	.686	.708
Net realized and unrealized gain (loss)	.494	2.008	.457	1.311	3.351
Total from investment operations	1.378	2.764	1.215	1.997	4.059
Distributions from net investment income	(.853)	(.717)	(.754)	(.658)	(.686)
Distributions from net realized gain	(3.975)	(.067)	(.051)	(.139)	(.123)
Total distributions	(4.828)	(.784)	(.805)	(.797)	(.809)
Net asset value, end of period	$57.55	$61.00	$59.02	$58.61	$57.41
Total ReturnB,C	2.35%	4.73%	2.12%	3.50%	7.54%
Ratios to Average Net AssetsD,E
Expenses before reductions	.71%F	.32%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.71%F	.32%	.25%	.25%	.25%
Expenses net of all reductions	.71%F	.32%	.25%	.25%	.25%
Net investment income (loss)	1.51%	1.27%	1.32%	1.18%	1.26%
Supplemental Data
Net assets, end of period (000 omitted)	$147	$287	$293	$432	$419
Portfolio turnover rateD	19%	111%	47%	33%	26%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the sales charges.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement Income Fund Class M

Years ended July 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$61.04	$59.07	$58.67	$57.46	$54.24
Income from Investment Operations
Net investment income (loss)A	.734	.608	.615	.540	.581
Net realized and unrealized gain (loss)	.499	2.008	.450	1.318	3.339
Total from investment operations	1.233	2.616	1.065	1.858	3.920
Distributions from net investment income	(.718)	(.579)	(.614)	(.509)	(.577)
Distributions from net realized gain	(3.975)	(.067)	(.051)	(.139)	(.123)
Total distributions	(4.693)	(.646)	(.665)	(.648)	(.700)
Net asset value, end of period	$57.58	$61.04	$59.07	$58.67	$57.46
Total ReturnB,C	2.10%	4.47%	1.86%	3.25%	7.26%
Ratios to Average Net AssetsD,E
Expenses before reductions	.97%	.57%	.50%	.50%	.49%F
Expenses net of fee waivers, if any	.97%	.57%	.50%	.50%	.49%F
Expenses net of all reductions	.96%	.57%	.50%	.50%	.49%F
Net investment income (loss)	1.26%	1.02%	1.07%	.93%	1.02%
Supplemental Data
Net assets, end of period (000 omitted)	$55	$82	$86	$90	$26
Portfolio turnover rateD	19%	111%	47%	33%	26%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the sales charges.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement Income Fund Class C

Years ended July 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$60.85	$58.91	$58.53	$57.34	$54.13
Income from Investment Operations
Net investment income (loss)A	.439	.310	.328	.245	.293
Net realized and unrealized gain (loss)	.497	2.009	.435	1.323	3.354
Total from investment operations	.936	2.319	.763	1.568	3.647
Distributions from net investment income	(.451)	(.312)	(.332)	(.239)	(.314)
Distributions from net realized gain	(3.975)	(.067)	(.051)	(.139)	(.123)
Total distributions	(4.426)	(.379)	(.383)	(.378)	(.437)
Net asset value, end of period	$57.36	$60.85	$58.91	$58.53	$57.34
Total ReturnB,C	1.59%	3.96%	1.34%	2.72%	6.76%
Ratios to Average Net AssetsD,E
Expenses before reductions	1.47%	1.07%	1.00%	1.01%F	.99%F
Expenses net of fee waivers, if any	1.47%	1.07%	1.00%	1.01%F	.99%F
Expenses net of all reductions	1.46%	1.07%	1.00%	1.01%F	.99%F
Net investment income (loss)	.76%	.52%	.57%	.42%	.52%
Supplemental Data
Net assets, end of period (000 omitted)	$51	$52	$58	$60	$325
Portfolio turnover rateD	19%	111%	47%	33%	26%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the contingent deferred sales charge.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement Income Fund

Years ended July 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$61.00	$59.01	$58.61	$57.41	$54.15
Income from Investment Operations
Net investment income (loss)A	1.024	.905	.901	.831	.851
Net realized and unrealized gain (loss)	.512	2.003	.452	1.313	3.358
Total from investment operations	1.536	2.908	1.353	2.144	4.209
Distributions from net investment income	(1.021)	(.851)	(.902)	(.805)	(.826)
Distributions from net realized gain	(3.975)	(.067)	(.051)	(.139)	(.123)
Total distributions	(4.996)	(.918)	(.953)	(.944)	(.949)
Net asset value, end of period	$57.54	$61.00	$59.01	$58.61	$57.41
Total ReturnB	2.63%	4.98%	2.37%	3.76%	7.82%
Ratios to Average Net AssetsC,D
Expenses before reductions	.47%	.07%	- %E	- %E	- %E
Expenses net of fee waivers, if any	.47%	.07%	-%	-%	-%
Expenses net of all reductions	.46%	.07%	-%	-%	-%
Net investment income (loss)	1.76%	1.52%	1.57%	1.43%	1.51%
Supplemental Data
Net assets, end of period (000 omitted)	$6,734	$10,828	$13,227	$14,208	$9,774
Portfolio turnover rateC	19%	111%	47%	33%	26%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Amounts do not include the activity of the Underlying Funds.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement Income Fund Class I

Years ended July 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$60.99	$58.99	$58.59	$57.39	$54.14
Income from Investment Operations
Net investment income (loss)A	1.025	.906	.899	.830	.856
Net realized and unrealized gain (loss)	.500	2.013	.454	1.314	3.343
Total from investment operations	1.525	2.919	1.353	2.144	4.199
Distributions from net investment income	(1.020)	(.852)	(.902)	(.805)	(.826)
Distributions from net realized gain	(3.975)	(.067)	(.051)	(.139)	(.123)
Total distributions	(4.995)	(.919)	(.953)	(.944)	(.949)
Net asset value, end of period	$57.52	$60.99	$58.99	$58.59	$57.39
Total ReturnB	2.62%	5.01%	2.37%	3.76%	7.81%
Ratios to Average Net AssetsC,D
Expenses before reductions	.46%E	.07%	- %F	- %F	- %F
Expenses net of fee waivers, if any	.46%E	.07%	-%	-%	-%
Expenses net of all reductions	.46%E	.07%	-%	-%	-%
Net investment income (loss)	1.76%	1.52%	1.57%	1.43%	1.51%
Supplemental Data
Net assets, end of period (000 omitted)	$61	$94	$131	$90	$61
Portfolio turnover rateC	19%	111%	47%	33%	26%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Amounts do not include the activity of the Underlying Funds.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 F Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2005 Fund℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of July 31, 2018

% of fund's net assets
Fidelity Series Investment Grade Bond Fund	36.5
Fidelity Series Government Money Market Fund 1.98%	19.2
Fidelity Series Inflation-Protected Bond Index Fund	9.8
Fidelity Series Short-Term Credit Fund	4.8
Fidelity Series Long-Term Treasury Bond Index Fund	3.7
Fidelity Series Emerging Markets Opportunities Fund	3.5
Fidelity Series International Value Fund	2.5
Fidelity Series International Growth Fund	2.4
Fidelity Series Intrinsic Opportunities Fund	2.0
Fidelity Series Commodity Strategy Fund	2.0
86.4

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	14.1%
International Equity Funds	9.2%
Bond Funds	52.7%
Short-Term Funds	24.0%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Managed Retirement 2005 Fund℠

Schedule of Investments July 31, 2018

Showing Percentage of Net Assets

Domestic Equity Funds - 14.1%
	Shares	Value
Fidelity Series 100 Index Fund (a)	15	$277
Fidelity Series All-Sector Equity Fund (a)	3,878	50,997
Fidelity Series Blue Chip Growth Fund (a)	3,390	53,927
Fidelity Series Commodity Strategy Fund (a)	23,950	127,651
Fidelity Series Growth & Income Fund (a)	7,121	116,432
Fidelity Series Growth Company Fund (a)	5,776	109,053
Fidelity Series Intrinsic Opportunities Fund (a)	6,887	129,407
Fidelity Series Large Cap Value Index Fund (a)	2,505	32,511
Fidelity Series Opportunistic Insights Fund (a)	3,096	58,733
Fidelity Series Small Cap Discovery Fund (a)	1,301	15,858
Fidelity Series Small Cap Opportunities Fund (a)	3,149	48,683
Fidelity Series Stock Selector Large Cap Value Fund (a)	6,826	88,881
Fidelity Series Value Discovery Fund (a)	4,644	62,881
TOTAL DOMESTIC EQUITY FUNDS
(Cost $812,435)		895,291

International Equity Funds - 9.2%
Fidelity Series Canada Fund (a)	1,472	15,975
Fidelity Series Emerging Markets Opportunities Fund (a)	10,961	221,403
Fidelity Series International Growth Fund (a)	9,588	156,867
Fidelity Series International Small Cap Fund (a)	2,081	37,609
Fidelity Series International Value Fund (a)	14,918	157,387
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $557,050)		589,241

Bond Funds - 52.7%
Fidelity Series Emerging Markets Debt Fund (a)	3,853	37,340
Fidelity Series Floating Rate High Income Fund (a)	1,681	15,974
Fidelity Series High Income Fund (a)	8,724	83,403
Fidelity Series Inflation-Protected Bond Index Fund (a)	64,126	623,309
Fidelity Series International Credit Fund (a)	344	3,381
Fidelity Series Investment Grade Bond Fund (a)	213,032	2,328,440
Fidelity Series Long-Term Treasury Bond Index Fund (a)	28,305	238,049
Fidelity Series Real Estate Income Fund (a)	2,729	29,933
TOTAL BOND FUNDS
(Cost $3,447,874)		3,359,829

Short-Term Funds - 24.0%
Fidelity Series Government Money Market Fund 1.98% (a)(b)	1,225,749	1,225,749
Fidelity Series Short-Term Credit Fund (a)	31,095	306,599
TOTAL SHORT-TERM FUNDS
(Cost $1,536,624)		1,532,348
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $6,353,983)		6,376,709
NET OTHER ASSETS (LIABILITIES) - 0.0%		(2,878)
NET ASSETS - 100%		$6,373,831

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$56,868	$2,338	$62,836	$918	$28,048	$(24,141)	$277
Fidelity Series All-Sector Equity Fund	106,903	13,786	70,349	11,127	1,765	(1,108)	50,997
Fidelity Series Blue Chip Growth Fund	108,267	13,271	76,554	10,529	4,124	4,819	53,927
Fidelity Series Canada Fund	--	30,984	15,861	272	259	593	15,975
Fidelity Series Commodity Strategy Fund	206,740	17,834	100,944	954	3,195	826	127,651
Fidelity Series Emerging Markets Debt Fund	60,536	5,327	25,900	3,323	(263)	(2,360)	37,340
Fidelity Series Emerging Markets Opportunities Fund	517,918	50,448	369,861	8,501	40,228	(17,330)	221,403
Fidelity Series Floating Rate High Income Fund	25,278	1,654	10,862	1,009	(22)	(74)	15,974
Fidelity Series Government Money Market Fund 1.98%	1,821,465	483,262	1,078,978	22,714	--	--	1,225,749
Fidelity Series Growth & Income Fund	249,973	18,782	164,392	12,585	7,630	4,439	116,432
Fidelity Series Growth Company Fund	215,087	21,602	150,162	16,131	14,978	7,548	109,053
Fidelity Series High Income Fund	151,884	11,171	77,520	7,351	(525)	(1,607)	83,403
Fidelity Series Inflation-Protected Bond Index Fund	367,711	424,565	163,504	6,482	(1,443)	(4,020)	623,309
Fidelity Series International Credit Fund	5,101	146	1,780	114	(18)	(35)	3,381
Fidelity Series International Growth Fund	331,436	15,654	205,410	7,629	10,704	4,483	156,867
Fidelity Series International Small Cap Fund	76,229	5,547	47,148	3,612	3,205	(224)	37,609
Fidelity Series International Value Fund	335,403	19,388	201,379	7,617	8,926	(4,951)	157,387
Fidelity Series Intrinsic Opportunities Fund	249,469	18,037	155,982	11,019	11,066	6,817	129,407
Fidelity Series Investment Grade Bond Fund	3,707,152	328,791	1,616,292	88,781	(11,728)	(79,483)	2,328,440
Fidelity Series Large Cap Value Index Fund	69,477	3,935	43,493	2,205	2,138	454	32,511
Fidelity Series Long-Term Treasury Bond Index Fund	93,409	265,076	113,351	3,929	(2,549)	(4,536)	238,049
Fidelity Series Opportunistic Insights Fund	119,844	15,086	83,180	12,067	5,522	1,461	58,733
Fidelity Series Real Estate Equity Fund	21,952	2,111	22,720	998	(864)	(479)	--
Fidelity Series Real Estate Income Fund	47,956	3,799	20,381	2,587	(365)	(1,076)	29,933
Fidelity Series Short-Term Credit Fund	768,230	51,467	507,043	9,090	(1,778)	(4,277)	306,599
Fidelity Series Small Cap Discovery Fund	32,002	2,335	19,727	1,308	1,063	185	15,858
Fidelity Series Small Cap Opportunities Fund	96,562	11,361	63,128	8,951	4,159	(271)	48,683
Fidelity Series Stock Selector Large Cap Value Fund	187,439	15,825	114,404	11,181	2,950	(2,929)	88,881
Fidelity Series Value Discovery Fund	132,047	11,036	81,258	5,616	1,530	(474)	62,881
Total	$10,162,338	$1,864,618	$5,664,399	$278,600	$131,935	$(117,750)	$6,376,709

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2005 Fund℠

Financial Statements

Statement of Assets and Liabilities

		July 31, 2018
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $6,353,983)	$6,376,709
Total Investment in Securities (cost $6,353,983)		$6,376,709
Cash		2
Receivable for investments sold		300,261
Total assets		6,676,972
Liabilities
Payable for investments purchased	$299,343
Payable for fund shares redeemed	919
Accrued management fee	2,638
Distribution and service plan fees payable	241
Total liabilities		303,141
Net Assets		$6,373,831
Net Assets consist of:
Paid in capital		$6,211,303
Undistributed net investment income		10,199
Accumulated undistributed net realized gain (loss) on investments		129,603
Net unrealized appreciation (depreciation) on investments		22,726
Net Assets		$6,373,831
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($279,344 ÷ 4,756.05 shares)		$58.73
Maximum offering price per share (100/94.25 of $58.73)		$62.31
Class M:
Net Asset Value and redemption price per share ($242,089 ÷ 4,120.50 shares)		$58.75
Maximum offering price per share (100/96.50 of $58.75)		$60.88
Class C:
Net Asset Value and offering price per share ($98,274 ÷ 1,681.44 shares)(a)		$58.45
Fidelity Managed Retirement 2005:
Net Asset Value, offering price and redemption price per share ($5,732,937 ÷ 97,579.22 shares)		$58.75
Class I:
Net Asset Value, offering price and redemption price per share ($21,187 ÷ 360.78 shares)		$58.73

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended July 31, 2018
Investment Income
Dividends:
Affiliated issuers		$171,737
Expenses
Management fee	$38,114
Distribution and service plan fees	3,590
Independent trustees' fees and expenses	32
Total expenses before reductions	41,736
Expense reductions	(171)
Total expenses after reductions		41,565
Net investment income (loss)		130,172
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	131,935
Capital gain distributions from underlying funds:
Affiliated issuers	106,863
Total net realized gain (loss)		238,798
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	(117,750)
Total change in net unrealized appreciation (depreciation)		(117,750)
Net gain (loss)		121,048
Net increase (decrease) in net assets resulting from operations		$251,220

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended July 31, 2018	Year ended July 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$130,172	$148,140
Net realized gain (loss)	238,798	862,246
Change in net unrealized appreciation (depreciation)	(117,750)	(260,347)
Net increase (decrease) in net assets resulting from operations	251,220	750,039
Distributions to shareholders from net investment income	(131,031)	(138,732)
Distributions to shareholders from net realized gain	(786,025)	(48,306)
Total distributions	(917,056)	(187,038)
Share transactions - net increase (decrease)	(3,118,025)	1,224,348
Total increase (decrease) in net assets	(3,783,861)	1,787,349
Net Assets
Beginning of period	10,157,692	8,370,343
End of period	$6,373,831	$10,157,692
Other Information
Undistributed net investment income end of period	$10,199	$11,426

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Managed Retirement 2005 Fund Class A

Years ended July 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$63.39	$60.26	$60.57	$58.78	$54.81
Income from Investment Operations
Net investment income (loss)A	.874	.788	.801	.724	.735
Net realized and unrealized gain (loss)	.747	3.402	.274	1.910	4.084
Total from investment operations	1.621	4.190	1.075	2.634	4.819
Distributions from net investment income	(.861)	(.733)	(.785)	(.698)	(.708)
Distributions from net realized gain	(5.420)	(.327)	(.600)	(.146)	(.141)
Total distributions	(6.281)	(1.060)	(1.385)	(.844)	(.849)
Net asset value, end of period	$58.73	$63.39	$60.26	$60.57	$58.78
Total ReturnB,C	2.71%	7.05%	1.88%	4.50%	8.84%
Ratios to Average Net AssetsD,E
Expenses before reductions	.74%	.34%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.74%	.34%	.25%	.25%	.25%
Expenses net of all reductions	.74%	.34%	.25%	.25%	.25%
Net investment income (loss)	1.47%	1.29%	1.38%	1.21%	1.28%
Supplemental Data
Net assets, end of period (000 omitted)	$279	$338	$577	$727	$526
Portfolio turnover rateD	24%	136%	45%	35%	27%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the sales charges.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2005 Fund Class M

Years ended July 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$63.41	$60.30	$60.61	$58.83	$54.82
Income from Investment Operations
Net investment income (loss)A	.726	.635	.655	.574	.587
Net realized and unrealized gain (loss)	.752	3.399	.276	1.910	4.098
Total from investment operations	1.478	4.034	.931	2.484	4.685
Distributions from net investment income	(.718)	(.597)	(.641)	(.558)	(.534)
Distributions from net realized gain	(5.420)	(.327)	(.600)	(.146)	(.141)
Total distributions	(6.138)	(.924)	(1.241)	(.704)	(.675)
Net asset value, end of period	$58.75	$63.41	$60.30	$60.61	$58.83
Total ReturnB,C	2.46%	6.78%	1.63%	4.24%	8.58%
Ratios to Average Net AssetsD,E
Expenses before reductions	.99%	.59%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.99%	.59%	.50%	.50%	.50%
Expenses net of all reductions	.99%	.59%	.50%	.50%	.50%
Net investment income (loss)	1.22%	1.04%	1.13%	.96%	1.03%
Supplemental Data
Net assets, end of period (000 omitted)	$242	$297	$308	$328	$39
Portfolio turnover rateD	24%	136%	45%	35%	27%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the sales charges.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2005 Fund Class C

Years ended July 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$63.07	$60.03	$60.40	$58.69	$54.76
Income from Investment Operations
Net investment income (loss)A	.433	.327	.360	.278	.303
Net realized and unrealized gain (loss)	.751	3.383	.276	1.899	4.086
Total from investment operations	1.184	3.710	.636	2.177	4.389
Distributions from net investment income	(.384)	(.343)	(.406)	(.321)	(.318)
Distributions from net realized gain	(5.420)	(.327)	(.600)	(.146)	(.141)
Total distributions	(5.804)	(.670)	(1.006)	(.467)	(.459)
Net asset value, end of period	$58.45	$63.07	$60.03	$60.40	$58.69
Total ReturnB,C	1.97%	6.24%	1.12%	3.72%	8.04%
Ratios to Average Net AssetsD,E
Expenses before reductions	1.49%	1.09%	1.00%	.99%F	1.00%
Expenses net of fee waivers, if any	1.49%	1.09%	1.00%	.99%F	1.00%
Expenses net of all reductions	1.48%	1.09%	1.00%	.99%F	1.00%
Net investment income (loss)	.72%	.54%	.62%	.47%	.53%
Supplemental Data
Net assets, end of period (000 omitted)	$98	$254	$250	$86	$33
Portfolio turnover rateD	24%	136%	45%	35%	27%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the contingent deferred sales charge.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2005 Fund

Years ended July 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$63.41	$60.27	$60.58	$58.79	$54.81
Income from Investment Operations
Net investment income (loss)A	1.027	.942	.945	.874	.878
Net realized and unrealized gain (loss)	.746	3.403	.277	1.909	4.094
Total from investment operations	1.773	4.345	1.222	2.783	4.972
Distributions from net investment income	(1.013)	(.878)	(.932)	(.847)	(.851)
Distributions from net realized gain	(5.420)	(.327)	(.600)	(.146)	(.141)
Total distributions	(6.433)	(1.205)	(1.532)	(.993)	(.992)
Net asset value, end of period	$58.75	$63.41	$60.27	$60.58	$58.79
Total ReturnB	2.97%	7.32%	2.14%	4.76%	9.13%
Ratios to Average Net AssetsC,D
Expenses before reductions	.49%	.09%	- %E	- %E	- %E
Expenses net of fee waivers, if any	.49%	.09%	-%	-%	-%
Expenses net of all reductions	.49%	.09%	-%	-%	-%
Net investment income (loss)	1.72%	1.54%	1.63%	1.46%	1.53%
Supplemental Data
Net assets, end of period (000 omitted)	$5,733	$9,236	$7,205	$6,160	$3,677
Portfolio turnover rateC	24%	136%	45%	35%	27%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Amounts do not include the activity of the Underlying Funds.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2005 Fund Class I

Years ended July 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$63.40	$60.27	$60.58	$58.79	$54.81
Income from Investment Operations
Net investment income (loss)A	1.015	.942	.945	.875	.877
Net realized and unrealized gain (loss)	.769	3.394	.277	1.908	4.095
Total from investment operations	1.784	4.336	1.222	2.783	4.972
Distributions from net investment income	(1.034)	(.879)	(.932)	(.847)	(.851)
Distributions from net realized gain	(5.420)	(.327)	(.600)	(.146)	(.141)
Total distributions	(6.454)	(1.206)	(1.532)	(.993)	(.992)
Net asset value, end of period	$58.73	$63.40	$60.27	$60.58	$58.79
Total ReturnB	2.99%	7.31%	2.14%	4.76%	9.13%
Ratios to Average Net AssetsC,D
Expenses before reductions	.50%E	.09%	- %F	- %F	- %F
Expenses net of fee waivers, if any	.50%E	.09%	-%	-%	-%
Expenses net of all reductions	.50%E	.09%	-%	-%	-%
Net investment income (loss)	1.71%	1.54%	1.63%	1.46%	1.53%
Supplemental Data
Net assets, end of period (000 omitted)	$21	$32	$30	$31	$30
Portfolio turnover rateC	24%	136%	45%	35%	27%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Amounts do not include the activity of the Underlying Funds.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 F Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2010 Fund℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of July 31, 2018

% of fund's net assets
Fidelity Series Investment Grade Bond Fund	33.9
Fidelity Series Government Money Market Fund 1.98%	15.8
Fidelity Series Inflation-Protected Bond Index Fund	8.2
Fidelity Series Emerging Markets Opportunities Fund	4.3
Fidelity Series Short-Term Credit Fund	3.9
Fidelity Series Long-Term Treasury Bond Index Fund	3.9
Fidelity Series International Value Fund	3.3
Fidelity Series International Growth Fund	3.2
Fidelity Series Intrinsic Opportunities Fund	3.0
Fidelity Series Growth & Income Fund	2.7
82.2

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	19.7%
International Equity Funds	11.9%
Bond Funds	48.7%
Short-Term Funds	19.7%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Managed Retirement 2010 Fund℠

Schedule of Investments July 31, 2018

Showing Percentage of Net Assets

Domestic Equity Funds - 19.7%
	Shares	Value
Fidelity Series 100 Index Fund (a)	40	$731
Fidelity Series All-Sector Equity Fund (a)	8,369	110,047
Fidelity Series Blue Chip Growth Fund (a)	7,315	116,386
Fidelity Series Commodity Strategy Fund (a)	35,172	187,465
Fidelity Series Growth & Income Fund (a)	15,370	251,300
Fidelity Series Growth Company Fund (a)	12,467	235,372
Fidelity Series Intrinsic Opportunities Fund (a)	14,881	279,619
Fidelity Series Large Cap Value Index Fund (a)	5,405	70,160
Fidelity Series Opportunistic Insights Fund (a)	6,683	126,769
Fidelity Series Small Cap Discovery Fund (a)	2,806	34,207
Fidelity Series Small Cap Opportunities Fund (a)	6,794	105,032
Fidelity Series Stock Selector Large Cap Value Fund (a)	14,733	191,829
Fidelity Series Value Discovery Fund (a)	10,024	135,723
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,661,791)		1,844,640

International Equity Funds - 11.9%
Fidelity Series Canada Fund (a)	2,845	30,864
Fidelity Series Emerging Markets Opportunities Fund (a)	20,009	404,175
Fidelity Series International Growth Fund (a)	18,526	303,082
Fidelity Series International Small Cap Fund (a)	4,022	72,673
Fidelity Series International Value Fund (a)	28,821	304,063
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $1,053,805)		1,114,857

Bond Funds - 48.7%
Fidelity Series Emerging Markets Debt Fund (a)	5,638	54,635
Fidelity Series Floating Rate High Income Fund (a)	2,447	23,248
Fidelity Series High Income Fund (a)	12,819	122,552
Fidelity Series Inflation-Protected Bond Index Fund (a)	78,942	767,313
Fidelity Series International Credit Fund (a)	506	4,978
Fidelity Series Investment Grade Bond Fund (a)	290,385	3,173,905
Fidelity Series Long-Term Treasury Bond Index Fund (a)	43,789	368,267
Fidelity Series Real Estate Income Fund (a)	3,963	43,474
TOTAL BOND FUNDS
(Cost $4,682,057)		4,558,372

Short-Term Funds - 19.7%
Fidelity Series Government Money Market Fund 1.98% (a)(b)	1,473,828	1,473,828
Fidelity Series Short-Term Credit Fund (a)	37,394	368,705
TOTAL SHORT-TERM FUNDS
(Cost $1,847,731)		1,842,533
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $9,245,384)		9,360,402
NET OTHER ASSETS (LIABILITIES) - 0.0%		(4,347)
NET ASSETS - 100%		$9,356,055

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$85,581	$1,643	$93,331	$1,639	$51,289	$(44,451)	$731
Fidelity Series All-Sector Equity Fund	160,873	21,637	73,678	20,341	1,963	(748)	110,047
Fidelity Series Blue Chip Growth Fund	162,928	19,303	83,607	17,941	5,757	12,005	116,386
Fidelity Series Canada Fund	--	45,747	16,496	449	353	1,260	30,864
Fidelity Series Commodity Strategy Fund	223,293	27,350	67,905	1,205	2,003	2,724	187,465
Fidelity Series Emerging Markets Debt Fund	67,994	5,861	15,338	4,425	(341)	(3,541)	54,635
Fidelity Series Emerging Markets Opportunities Fund	658,745	69,019	349,882	13,734	40,516	(14,223)	404,175
Fidelity Series Floating Rate High Income Fund	28,393	1,360	6,390	1,360	(13)	(102)	23,248
Fidelity Series Government Money Market Fund 1.98%	1,633,490	522,584	682,246	25,381	--	--	1,473,828
Fidelity Series Growth & Income Fund	376,168	21,369	170,162	20,902	10,112	13,813	251,300
Fidelity Series Growth Company Fund	323,699	30,859	161,003	28,600	18,834	22,983	235,372
Fidelity Series High Income Fund	170,506	9,810	54,830	9,808	(619)	(2,315)	122,552
Fidelity Series Inflation-Protected Bond Index Fund	371,207	496,645	93,833	7,736	(1,194)	(5,512)	767,313
Fidelity Series International Credit Fund	5,750	177	849	144	(15)	(53)	4,978
Fidelity Series International Growth Fund	463,530	12,684	196,317	12,665	11,338	11,847	303,082
Fidelity Series International Small Cap Fund	106,614	5,998	44,408	5,990	3,460	1,009	72,673
Fidelity Series International Value Fund	469,054	20,881	189,795	12,645	8,221	(4,298)	304,063
Fidelity Series Intrinsic Opportunities Fund	406,502	18,413	175,005	18,408	11,065	18,644	279,619
Fidelity Series Investment Grade Bond Fund	3,905,037	342,453	950,713	112,346	(14,757)	(108,115)	3,173,905
Fidelity Series Large Cap Value Index Fund	104,555	3,965	43,058	3,958	2,395	2,303	70,160
Fidelity Series Long-Term Treasury Bond Index Fund	100,842	367,262	88,765	5,545	(3,006)	(8,066)	368,267
Fidelity Series Opportunistic Insights Fund	180,350	23,251	89,504	21,911	6,831	5,841	126,769
Fidelity Series Real Estate Equity Fund	32,781	2,372	32,768	1,772	(1,669)	(716)	--
Fidelity Series Real Estate Income Fund	53,920	3,396	12,016	3,393	(339)	(1,487)	43,474
Fidelity Series Short-Term Credit Fund	683,122	54,447	362,145	9,933	(1,520)	(5,199)	368,705
Fidelity Series Small Cap Discovery Fund	48,158	2,542	18,533	2,541	1,126	914	34,207
Fidelity Series Small Cap Opportunities Fund	145,314	15,404	64,120	15,401	3,584	4,850	105,032
Fidelity Series Stock Selector Large Cap Value Fund	282,066	20,327	110,309	20,304	2,592	(2,847)	191,829
Fidelity Series Value Discovery Fund	198,719	10,655	75,895	10,111	1,652	592	135,723
Total	$11,449,191	$2,177,414	$4,322,901	$410,588	$159,618	$(102,888)	$9,360,402

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2010 Fund℠

Financial Statements

Statement of Assets and Liabilities

		July 31, 2018
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $9,245,384)	$9,360,402
Total Investment in Securities (cost $9,245,384)		$9,360,402
Cash		2
Receivable for investments sold		401,124
Total assets		9,761,528
Liabilities
Payable for investments purchased	$393,156
Payable for fund shares redeemed	7,968
Accrued management fee	4,216
Distribution and service plan fees payable	133
Total liabilities		405,473
Net Assets		$9,356,055
Net Assets consist of:
Paid in capital		$9,016,716
Undistributed net investment income		13,606
Accumulated undistributed net realized gain (loss) on investments		210,715
Net unrealized appreciation (depreciation) on investments		115,018
Net Assets		$9,356,055
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($132,689 ÷ 2,336.84 shares)		$56.78
Maximum offering price per share (100/94.25 of $56.78)		$60.24
Class M:
Net Asset Value and redemption price per share ($17,778 ÷ 312.50 shares)		$56.89
Maximum offering price per share (100/96.50 of $56.89)		$58.95
Class C:
Net Asset Value and offering price per share ($117,298 ÷ 2,082.69 shares)(a)		$56.32
Fidelity Managed Retirement 2010:
Net Asset Value, offering price and redemption price per share ($9,053,610 ÷ 159,398.47 shares)		$56.80
Class I:
Net Asset Value, offering price and redemption price per share ($34,680 ÷ 610.64 shares)		$56.79

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended July 31, 2018
Investment Income
Dividends:
Affiliated issuers		$229,906
Expenses
Management fee	$56,077
Distribution and service plan fees	1,599
Independent trustees' fees and expenses	43
Total expenses before reductions	57,719
Expense reductions	(178)
Total expenses after reductions		57,541
Net investment income (loss)		172,365
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	159,618
Capital gain distributions from underlying funds:
Affiliated issuers	180,682
Total net realized gain (loss)		340,300
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	(102,888)
Total change in net unrealized appreciation (depreciation)		(102,888)
Net gain (loss)		237,412
Net increase (decrease) in net assets resulting from operations		$409,777

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended July 31, 2018	Year ended July 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$172,365	$201,706
Net realized gain (loss)	340,300	1,743,316
Change in net unrealized appreciation (depreciation)	(102,888)	(849,139)
Net increase (decrease) in net assets resulting from operations	409,777	1,095,883
Distributions to shareholders from net investment income	(170,513)	(192,757)
Distributions to shareholders from net realized gain	(1,501,816)	(107,778)
Total distributions	(1,672,329)	(300,535)
Share transactions - net increase (decrease)	(825,258)	(3,572,918)
Total increase (decrease) in net assets	(2,087,810)	(2,777,570)
Net Assets
Beginning of period	11,443,865	14,221,435
End of period	$9,356,055	$11,443,865
Other Information
Undistributed net investment income end of period	$13,606	$12,285

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Managed Retirement 2010 Fund Class A

Years ended July 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$63.87	$60.07	$61.33	$59.84	$55.45
Income from Investment Operations
Net investment income (loss)A	.808	.789	.799	.747	.740
Net realized and unrealized gain (loss)	1.278	4.240	.112	2.210	4.505
Total from investment operations	2.086	5.029	.911	2.957	5.245
Distributions from net investment income	(.794)	(.754)	(.794)	(.746)	(.700)
Distributions from net realized gain	(8.382)	(.475)	(1.377)	(.721)	(.155)
Total distributions	(9.176)	(1.229)	(2.171)	(1.467)	(.855)
Net asset value, end of period	$56.78	$63.87	$60.07	$61.33	$59.84
Total ReturnB,C	3.60%	8.51%	1.67%	5.00%	9.51%
Ratios to Average Net AssetsD,E
Expenses before reductions	.78%	.33%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.78%	.33%	.25%	.25%	.25%
Expenses net of all reductions	.78%	.33%	.25%	.25%	.25%
Net investment income (loss)	1.40%	1.29%	1.38%	1.23%	1.27%
Supplemental Data
Net assets, end of period (000 omitted)	$133	$136	$156	$285	$257
Portfolio turnover rateD	21%	117%	26%	26%	27%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the sales charges.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2010 Fund Class M

Years ended July 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$63.98	$60.19	$61.44	$59.95	$55.55
Income from Investment Operations
Net investment income (loss)A	.664	.637	.658	.600	.597
Net realized and unrealized gain (loss)	1.280	4.245	.118	2.211	4.507
Total from investment operations	1.944	4.882	.776	2.811	5.104
Distributions from net investment income	(.652)	(.617)	(.649)	(.600)	(.549)
Distributions from net realized gain	(8.382)	(.475)	(1.377)	(.721)	(.155)
Total distributions	(9.034)	(1.092)	(2.026)	(1.321)	(.704)
Net asset value, end of period	$56.89	$63.98	$60.19	$61.44	$59.95
Total ReturnB,C	3.34%	8.24%	1.43%	4.74%	9.23%
Ratios to Average Net AssetsD,E
Expenses before reductions	1.03%	.58%	.50%	.50%	.50%
Expenses net of fee waivers, if any	1.03%	.58%	.50%	.50%	.50%
Expenses net of all reductions	1.03%	.58%	.50%	.50%	.50%
Net investment income (loss)	1.15%	1.04%	1.13%	.99%	1.03%
Supplemental Data
Net assets, end of period (000 omitted)	$18	$17	$16	$21	$17
Portfolio turnover rateD	21%	117%	26%	26%	27%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the sales charges.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2010 Fund Class C

Years ended July 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$63.46	$59.76	$61.06	$59.64	$55.33
Income from Investment Operations
Net investment income (loss)A	.373	.327	.361	.291	.303
Net realized and unrealized gain (loss)	1.262	4.218	.115	2.202	4.486
Total from investment operations	1.635	4.545	.476	2.493	4.789
Distributions from net investment income	(.393)	(.370)	(.399)	(.352)	(.324)
Distributions from net realized gain	(8.382)	(.475)	(1.377)	(.721)	(.155)
Total distributions	(8.775)	(.845)	(1.776)	(1.073)	(.479)
Net asset value, end of period	$56.32	$63.46	$59.76	$61.06	$59.64
Total ReturnB,C	2.82%	7.71%	.92%	4.22%	8.68%
Ratios to Average Net AssetsD,E
Expenses before reductions	1.53%	1.08%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.53%	1.08%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.53%	1.08%	1.00%	1.00%	1.00%
Net investment income (loss)	.65%	.54%	.63%	.48%	.52%
Supplemental Data
Net assets, end of period (000 omitted)	$117	$117	$200	$345	$353
Portfolio turnover rateD	21%	117%	26%	26%	27%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the contingent deferred sales charge.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2010 Fund

Years ended July 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$63.88	$60.07	$61.33	$59.84	$55.45
Income from Investment Operations
Net investment income (loss)A	.955	.942	.944	.900	.888
Net realized and unrealized gain (loss)	1.280	4.236	.116	2.209	4.502
Total from investment operations	2.235	5.178	1.060	3.109	5.390
Distributions from net investment income	(.933)	(.893)	(.943)	(.898)	(.845)
Distributions from net realized gain	(8.382)	(.475)	(1.377)	(.721)	(.155)
Total distributions	(9.315)	(1.368)	(2.320)	(1.619)	(1.000)
Net asset value, end of period	$56.80	$63.88	$60.07	$61.33	$59.84
Total ReturnB	3.87%	8.78%	1.93%	5.27%	9.78%
Ratios to Average Net AssetsC,D
Expenses before reductions	.53%	.08%	- %E	- %E	- %E
Expenses net of fee waivers, if any	.53%	.08%	-%	-%	-%
Expenses net of all reductions	.53%	.08%	-%	-%	-%
Net investment income (loss)	1.65%	1.54%	1.63%	1.48%	1.52%
Supplemental Data
Net assets, end of period (000 omitted)	$9,054	$11,140	$13,819	$17,079	$15,175
Portfolio turnover rateC	21%	117%	26%	26%	27%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Amounts do not include the activity of the Underlying Funds.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2010 Fund Class I

Years ended July 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$63.88	$60.07	$61.33	$59.84	$55.45
Income from Investment Operations
Net investment income (loss)A	.950	.942	.942	.902	.885
Net realized and unrealized gain (loss)	1.280	4.238	.118	2.207	4.505
Total from investment operations	2.230	5.180	1.060	3.109	5.390
Distributions from net investment income	(.938)	(.895)	(.943)	(.898)	(.845)
Distributions from net realized gain	(8.382)	(.475)	(1.377)	(.721)	(.155)
Total distributions	(9.320)	(1.370)	(2.320)	(1.619)	(1.000)
Net asset value, end of period	$56.79	$63.88	$60.07	$61.33	$59.84
Total ReturnB	3.86%	8.78%	1.93%	5.26%	9.78%
Ratios to Average Net AssetsC,D
Expenses before reductions	.53%	.08%	- %E	- %E	- %E
Expenses net of fee waivers, if any	.53%	.08%	-%	-%	-%
Expenses net of all reductions	.53%	.08%	-%	-%	-%
Net investment income (loss)	1.65%	1.54%	1.63%	1.48%	1.52%
Supplemental Data
Net assets, end of period (000 omitted)	$35	$33	$31	$32	$63
Portfolio turnover rateC	21%	117%	26%	26%	27%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Amounts do not include the activity of the Underlying Funds.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2015 Fund℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of July 31, 2018

% of fund's net assets
Fidelity Series Investment Grade Bond Fund	31.3
Fidelity Series Government Money Market Fund 1.98%	12.6
Fidelity Series Inflation-Protected Bond Index Fund	6.6
Fidelity Series Emerging Markets Opportunities Fund	4.9
Fidelity Series Long-Term Treasury Bond Index Fund	4.0
Fidelity Series International Value Fund	4.0
Fidelity Series International Growth Fund	4.0
Fidelity Series Intrinsic Opportunities Fund	3.9
Fidelity Series Growth & Income Fund	3.5
Fidelity Series Growth Company Fund	3.3
78.1

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	25.4%
International Equity Funds	14.3%
Bond Funds	44.6%
Short-Term Funds	15.8%
Net Other Assets (Liabilities)*	(0.1)%

 * Not included in the pie chart

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Managed Retirement 2015 Fund℠

Schedule of Investments July 31, 2018

Showing Percentage of Net Assets

Domestic Equity Funds - 25.4%
	Shares	Value
Fidelity Series 100 Index Fund (a)	20	$367
Fidelity Series All-Sector Equity Fund (a)	4,993	65,654
Fidelity Series Blue Chip Growth Fund (a)	4,365	69,440
Fidelity Series Commodity Strategy Fund (a)	15,950	85,015
Fidelity Series Growth & Income Fund (a)	9,170	149,922
Fidelity Series Growth Company Fund (a)	7,438	140,421
Fidelity Series Intrinsic Opportunities Fund (a)	8,870	166,669
Fidelity Series Large Cap Value Index Fund (a)	3,225	41,863
Fidelity Series Opportunistic Insights Fund (a)	3,987	75,636
Fidelity Series Small Cap Discovery Fund (a)	1,675	20,413
Fidelity Series Small Cap Opportunities Fund (a)	4,053	62,657
Fidelity Series Stock Selector Large Cap Value Fund (a)	8,790	114,445
Fidelity Series Value Discovery Fund (a)	5,981	80,978
TOTAL DOMESTIC EQUITY FUNDS
(Cost $959,169)		1,073,480

International Equity Funds - 14.3%
Fidelity Series Canada Fund (a)	1,594	17,295
Fidelity Series Emerging Markets Opportunities Fund (a)	10,358	209,224
Fidelity Series International Growth Fund (a)	10,376	169,750
Fidelity Series International Small Cap Fund (a)	2,253	40,713
Fidelity Series International Value Fund (a)	16,141	170,291
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $573,923)		607,273

Bond Funds - 44.6%
Fidelity Series Emerging Markets Debt Fund (a)	2,550	24,711
Fidelity Series Floating Rate High Income Fund (a)	1,099	10,438
Fidelity Series High Income Fund (a)	5,816	55,599
Fidelity Series Inflation-Protected Bond Index Fund (a)	28,791	279,847
Fidelity Series International Credit Fund (a)	220	2,164
Fidelity Series Investment Grade Bond Fund (a)	121,337	1,326,218
Fidelity Series Long-Term Treasury Bond Index Fund (a)	20,343	171,087
Fidelity Series Real Estate Income Fund (a)	1,769	19,406
TOTAL BOND FUNDS
(Cost $1,940,717)		1,889,470

Short-Term Funds - 15.8%
Fidelity Series Government Money Market Fund 1.98% (a)(b)	535,787	535,787
Fidelity Series Short-Term Credit Fund (a)	13,598	134,079
TOTAL SHORT-TERM FUNDS
(Cost $671,630)		669,866
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $4,145,439)		4,240,089
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(2,133)
NET ASSETS - 100%		$4,237,956

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$52,269	$915	$56,756	$914	$36,798	$(32,859)	$367
Fidelity Series All-Sector Equity Fund	98,245	12,175	45,658	11,247	1,392	(500)	65,654
Fidelity Series Blue Chip Growth Fund	99,489	11,589	50,815	10,736	2,195	6,982	69,440
Fidelity Series Canada Fund	--	26,879	10,350	237	140	626	17,295
Fidelity Series Commodity Strategy Fund	113,961	8,908	39,996	556	1,146	996	85,015
Fidelity Series Emerging Markets Debt Fund	33,243	2,862	9,766	1,961	(59)	(1,569)	24,711
Fidelity Series Emerging Markets Opportunities Fund	370,928	27,927	204,106	7,196	23,325	(8,850)	209,224
Fidelity Series Floating Rate High Income Fund	13,880	602	3,987	602	(10)	(47)	10,438
Fidelity Series Government Money Market Fund 1.98%	604,340	201,584	270,137	8,630	--	--	535,787
Fidelity Series Growth & Income Fund	229,739	13,979	107,458	12,095	5,346	8,316	149,922
Fidelity Series Growth Company Fund	197,669	16,195	96,512	15,942	9,574	13,495	140,421
Fidelity Series High Income Fund	83,398	4,360	30,927	4,357	(173)	(1,059)	55,599
Fidelity Series Inflation-Protected Bond Index Fund	150,836	178,143	46,850	2,815	(369)	(1,913)	279,847
Fidelity Series International Credit Fund	2,837	85	709	66	(7)	(23)	2,164
Fidelity Series International Growth Fund	271,259	7,182	121,592	6,713	6,476	6,425	169,750
Fidelity Series International Small Cap Fund	62,394	3,180	27,230	3,178	1,898	471	40,713
Fidelity Series International Value Fund	274,515	12,216	119,460	6,717	5,775	(2,755)	170,291
Fidelity Series Intrinsic Opportunities Fund	226,932	10,263	87,050	10,257	4,988	11,536	166,669
Fidelity Series Investment Grade Bond Fund	1,787,242	162,994	575,307	46,586	(4,112)	(44,599)	1,326,218
Fidelity Series Large Cap Value Index Fund	63,856	2,396	27,171	2,202	1,450	1,332	41,863
Fidelity Series Long-Term Treasury Bond Index Fund	51,804	160,092	35,994	2,509	(904)	(3,911)	171,087
Fidelity Series Opportunistic Insights Fund	110,142	12,427	53,954	12,108	3,623	3,398	75,636
Fidelity Series Real Estate Equity Fund	20,045	1,542	20,257	1,033	(892)	(438)	--
Fidelity Series Real Estate Income Fund	26,338	1,551	7,650	1,549	(143)	(690)	19,406
Fidelity Series Short-Term Credit Fund	252,449	21,387	137,545	3,394	(446)	(1,766)	134,079
Fidelity Series Small Cap Discovery Fund	29,410	1,436	11,564	1,435	602	529	20,413
Fidelity Series Small Cap Opportunities Fund	88,740	9,124	39,511	9,120	720	3,584	62,657
Fidelity Series Stock Selector Large Cap Value Fund	172,272	11,265	69,569	11,259	2,289	(1,812)	114,445
Fidelity Series Value Discovery Fund	121,363	7,977	49,728	5,631	1,065	301	80,978
Total	$5,609,595	$931,235	$2,357,609	$201,045	$101,687	$(44,800)	$4,240,089

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2015 Fund℠

Financial Statements

Statement of Assets and Liabilities

		July 31, 2018
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $4,145,439)	$4,240,089
Total Investment in Securities (cost $4,145,439)		$4,240,089
Cash		1
Receivable for investments sold		160,179
Total assets		4,400,269
Liabilities
Payable for investments purchased	$160,179
Accrued management fee	2,017
Distribution and service plan fees payable	117
Total liabilities		162,313
Net Assets		$4,237,956
Net Assets consist of:
Paid in capital		$4,020,875
Undistributed net investment income		5,254
Accumulated undistributed net realized gain (loss) on investments		117,177
Net unrealized appreciation (depreciation) on investments		94,650
Net Assets		$4,237,956
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($245,562 ÷ 4,548.81 shares)		$53.98
Maximum offering price per share (100/94.25 of $53.98)		$57.27
Class M:
Net Asset Value and redemption price per share ($25,761 ÷ 476.43 shares)		$54.07
Maximum offering price per share (100/96.50 of $54.07)		$56.03
Class C:
Net Asset Value and offering price per share ($67,435 ÷ 1,255.98 shares)(a)		$53.69
Fidelity Managed Retirement 2015:
Net Asset Value, offering price and redemption price per share ($3,713,963 ÷ 68,810.56 shares)		$53.97
Class I:
Net Asset Value, offering price and redemption price per share ($185,235 ÷ 3,431.74 shares)		$53.98

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended July 31, 2018
Investment Income
Dividends:
Affiliated issuers		$101,293
Expenses
Management fee	$26,985
Distribution and service plan fees	1,767
Independent trustees' fees and expenses	19
Total expenses before reductions	28,771
Expense reductions	(180)
Total expenses after reductions		28,591
Net investment income (loss)		72,702
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	101,687
Capital gain distributions from underlying funds:
Affiliated issuers	99,752
Total net realized gain (loss)		201,439
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	(44,800)
Total change in net unrealized appreciation (depreciation)		(44,800)
Net gain (loss)		156,639
Net increase (decrease) in net assets resulting from operations		$229,341

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended July 31, 2018	Year ended July 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$72,702	$101,585
Net realized gain (loss)	201,439	1,181,902
Change in net unrealized appreciation (depreciation)	(44,800)	(689,674)
Net increase (decrease) in net assets resulting from operations	229,341	593,813
Distributions to shareholders from net investment income	(72,474)	(98,005)
Distributions to shareholders from net realized gain	(1,056,365)	(26,704)
Total distributions	(1,128,839)	(124,709)
Share transactions - net increase (decrease)	(469,197)	(2,608,458)
Total increase (decrease) in net assets	(1,368,695)	(2,139,354)
Net Assets
Beginning of period	5,606,651	7,746,005
End of period	$4,237,956	$5,606,651
Other Information
Undistributed net investment income end of period	$5,254	$5,292

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Managed Retirement 2015 Fund Class A

Years ended July 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$64.42	$59.82	$61.43	$59.85	$55.44
Income from Investment Operations
Net investment income (loss)A	.739	.798	.797	.753	.741
Net realized and unrealized gain (loss)	1.737	4.786	(.018)	2.384	4.748
Total from investment operations	2.476	5.584	.779	3.137	5.489
Distributions from net investment income	(.726)	(.755)	(.795)	(.751)	(.723)
Distributions from net realized gain	(12.190)	(.229)	(1.594)	(.806)	(.356)
Total distributions	(12.916)	(.984)	(2.389)	(1.557)	(1.079)
Net asset value, end of period	$53.98	$64.42	$59.82	$61.43	$59.85
Total ReturnB,C	4.46%	9.45%	1.47%	5.31%	9.97%
Ratios to Average Net AssetsD,E
Expenses before reductions	.83%	.33%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.83%	.33%	.25%	.25%	.25%
Expenses net of all reductions	.82%	.33%	.25%	.25%	.25%
Net investment income (loss)	1.34%	1.30%	1.38%	1.24%	1.27%
Supplemental Data
Net assets, end of period (000 omitted)	$246	$289	$280	$300	$126
Portfolio turnover rateD	20%	106%	33%	24%	19%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the sales charges.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2015 Fund Class M

Years ended July 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$64.50	$59.85	$61.44	$59.85	$55.44
Income from Investment Operations
Net investment income (loss)A	.598	.642	.647	.602	.592
Net realized and unrealized gain (loss)	1.750	4.794	(.008)	2.387	4.742
Total from investment operations	2.348	5.436	.639	2.989	5.334
Distributions from net investment income	(.588)	(.557)	(.635)	(.593)	(.568)
Distributions from net realized gain	(12.190)	(.229)	(1.594)	(.806)	(.356)
Total distributions	(12.778)	(.786)	(2.229)	(1.399)	(.924)
Net asset value, end of period	$54.07	$64.50	$59.85	$61.44	$59.85
Total ReturnB,C	4.21%	9.18%	1.23%	5.06%	9.68%
Ratios to Average Net AssetsD,E
Expenses before reductions	1.08%	.58%	.50%	.50%	.50%
Expenses net of fee waivers, if any	1.08%	.58%	.50%	.50%	.50%
Expenses net of all reductions	1.07%	.58%	.50%	.50%	.50%
Net investment income (loss)	1.09%	1.05%	1.13%	.99%	1.02%
Supplemental Data
Net assets, end of period (000 omitted)	$26	$25	$94	$101	$96
Portfolio turnover rateD	20%	106%	33%	24%	19%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the sales charges.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2015 Fund Class C

Years ended July 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$64.05	$59.58	$61.23	$59.74	$55.39
Income from Investment Operations
Net investment income (loss)A	.331	.335	.363	.298	.300
Net realized and unrealized gain (loss)	1.719	4.758	(.014)	2.370	4.746
Total from investment operations	2.050	5.093	.349	2.668	5.046
Distributions from net investment income	(.220)	(.394)	(.405)	(.372)	(.340)
Distributions from net realized gain	(12.190)	(.229)	(1.594)	(.806)	(.356)
Total distributions	(12.410)	(.623)	(1.999)	(1.178)	(.696)
Net asset value, end of period	$53.69	$64.05	$59.58	$61.23	$59.74
Total ReturnB,C	3.68%	8.62%	.73%	4.52%	9.15%
Ratios to Average Net AssetsD,E
Expenses before reductions	1.57%F	1.08%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.57%F	1.08%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.56%F	1.08%	1.00%	1.00%	1.00%
Net investment income (loss)	.60%	.55%	.63%	.49%	.52%
Supplemental Data
Net assets, end of period (000 omitted)	$67	$156	$144	$132	$54
Portfolio turnover rateD	20%	106%	33%	24%	19%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the contingent deferred sales charge.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2015 Fund

Years ended July 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$64.41	$59.81	$61.42	$59.82	$55.41
Income from Investment Operations
Net investment income (loss)A	.879	.950	.940	.905	.885
Net realized and unrealized gain (loss)	1.740	4.778	(.017)	2.396	4.738
Total from investment operations	2.619	5.728	.923	3.301	5.623
Distributions from net investment income	(.869)	(.899)	(.939)	(.895)	(.857)
Distributions from net realized gain	(12.190)	(.229)	(1.594)	(.806)	(.356)
Total distributions	(13.059)	(1.128)	(2.533)	(1.701)	(1.213)
Net asset value, end of period	$53.97	$64.41	$59.81	$61.42	$59.82
Total ReturnB	4.73%	9.71%	1.73%	5.60%	10.23%
Ratios to Average Net AssetsC,D
Expenses before reductions	.58%	.08%	- %E	- %E	- %E
Expenses net of fee waivers, if any	.58%	.08%	-%	-%	-%
Expenses net of all reductions	.57%	.08%	-%	-%	-%
Net investment income (loss)	1.59%	1.55%	1.63%	1.49%	1.52%
Supplemental Data
Net assets, end of period (000 omitted)	$3,714	$4,885	$6,996	$8,622	$8,313
Portfolio turnover rateC	20%	106%	33%	24%	19%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Amounts do not include the activity of the Underlying Funds.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2015 Fund Class I

Years ended July 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$64.42	$59.81	$61.42	$59.83	$55.42
Income from Investment Operations
Net investment income (loss)A	.877	.951	.940	.906	.884
Net realized and unrealized gain (loss)	1.742	4.788	(.017)	2.385	4.739
Total from investment operations	2.619	5.739	.923	3.291	5.623
Distributions from net investment income	(.869)	(.900)	(.939)	(.895)	(.857)
Distributions from net realized gain	(12.190)	(.229)	(1.594)	(.806)	(.356)
Total distributions	(13.059)	(1.129)	(2.533)	(1.701)	(1.213)
Net asset value, end of period	$53.98	$64.42	$59.81	$61.42	$59.83
Total ReturnB	4.73%	9.73%	1.73%	5.58%	10.23%
Ratios to Average Net AssetsC,D
Expenses before reductions	.58%	.08%	- %E	- %E	- %E
Expenses net of fee waivers, if any	.58%	.08%	-%	-%	-%
Expenses net of all reductions	.57%	.08%	-%	-%	-%
Net investment income (loss)	1.59%	1.55%	1.63%	1.49%	1.52%
Supplemental Data
Net assets, end of period (000 omitted)	$185	$252	$232	$228	$217
Portfolio turnover rateC	20%	106%	33%	24%	19%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Amounts do not include the activity of the Underlying Funds.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2020 Fund℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of July 31, 2018

% of fund's net assets
Fidelity Series Investment Grade Bond Fund	28.9
Fidelity Series Government Money Market Fund 1.98%	9.5
Fidelity Series Emerging Markets Opportunities Fund	5.6
Fidelity Series Inflation-Protected Bond Index Fund	5.1
Fidelity Series Intrinsic Opportunities Fund	4.9
Fidelity Series International Value Fund	4.8
Fidelity Series International Growth Fund	4.7
Fidelity Series Growth & Income Fund	4.4
Fidelity Series Long-Term Treasury Bond Index Fund	4.1
Fidelity Series Growth Company Fund	4.1
76.1

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	30.8%
International Equity Funds	16.7%
Bond Funds	40.7%
Short-Term Funds	11.9%
Net Other Assets (Liabilities)*	(0.1)%

 * Not included in the pie chart

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Managed Retirement 2020 Fund℠

Schedule of Investments July 31, 2018

Showing Percentage of Net Assets

Domestic Equity Funds - 30.8%
	Shares	Value
Fidelity Series 100 Index Fund (a)	28	$524
Fidelity Series All-Sector Equity Fund (a)	5,015	65,947
Fidelity Series Blue Chip Growth Fund (a)	4,384	69,753
Fidelity Series Commodity Strategy Fund (a)	13,020	69,399
Fidelity Series Growth & Income Fund (a)	9,212	150,612
Fidelity Series Growth Company Fund (a)	7,472	141,066
Fidelity Series Intrinsic Opportunities Fund (a)	8,912	167,450
Fidelity Series Large Cap Value Index Fund (a)	3,239	42,046
Fidelity Series Opportunistic Insights Fund (a)	4,005	75,980
Fidelity Series Small Cap Discovery Fund (a)	1,681	20,495
Fidelity Series Small Cap Opportunities Fund (a)	4,071	62,933
Fidelity Series Stock Selector Large Cap Value Fund (a)	8,830	114,965
Fidelity Series Value Discovery Fund (a)	6,008	81,347
TOTAL DOMESTIC EQUITY FUNDS
(Cost $955,271)		1,062,517

International Equity Funds - 16.7%
Fidelity Series Canada Fund (a)	1,541	16,716
Fidelity Series Emerging Markets Opportunities Fund (a)	9,520	192,304
Fidelity Series International Growth Fund (a)	10,026	164,025
Fidelity Series International Small Cap Fund (a)	2,177	39,346
Fidelity Series International Value Fund (a)	15,597	164,543
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $545,161)		576,934

Bond Funds - 40.7%
Fidelity Series Emerging Markets Debt Fund (a)	2,076	20,116
Fidelity Series Floating Rate High Income Fund (a)	882	8,375
Fidelity Series High Income Fund (a)	4,749	45,405
Fidelity Series Inflation-Protected Bond Index Fund (a)	18,080	175,741
Fidelity Series International Credit Fund (a)	176	1,734
Fidelity Series Investment Grade Bond Fund (a)	91,237	997,223
Fidelity Series Long-Term Treasury Bond Index Fund (a)	17,046	143,357
Fidelity Series Real Estate Income Fund (a)	1,426	15,649
TOTAL BOND FUNDS
(Cost $1,446,859)		1,407,600

Short-Term Funds - 11.9%
Fidelity Series Government Money Market Fund 1.98% (a)(b)	328,607	328,607
Fidelity Series Short-Term Credit Fund (a)	8,344	82,275
TOTAL SHORT-TERM FUNDS
(Cost $411,954)		410,882
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $3,359,245)		3,457,933
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(1,930)
NET ASSETS - 100%		$3,456,003

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$51,511	$876	$55,600	$874	$33,593	$(29,856)	$524
Fidelity Series All-Sector Equity Fund	96,829	11,629	43,092	10,910	1,051	(470)	65,947
Fidelity Series Blue Chip Growth Fund	98,067	10,340	47,933	9,610	2,071	7,208	69,753
Fidelity Series Canada Fund	--	23,061	7,512	221	257	910	16,716
Fidelity Series Commodity Strategy Fund	96,456	7,029	35,610	454	766	758	69,399
Fidelity Series Emerging Markets Debt Fund	27,467	2,495	8,529	1,577	(54)	(1,263)	20,116
Fidelity Series Emerging Markets Opportunities Fund	331,585	27,422	178,240	6,413	19,237	(7,700)	192,304
Fidelity Series Floating Rate High Income Fund	11,471	481	3,529	481	(10)	(38)	8,375
Fidelity Series Government Money Market Fund 1.98%	349,035	134,208	154,636	4,974	--	--	328,607
Fidelity Series Growth & Income Fund	226,413	13,764	101,731	11,802	3,589	8,577	150,612
Fidelity Series Growth Company Fund	196,164	15,530	92,180	15,523	7,880	13,672	141,066
Fidelity Series High Income Fund	68,921	3,497	25,938	3,493	(205)	(870)	45,405
Fidelity Series Inflation-Protected Bond Index Fund	95,667	114,636	33,162	1,734	(238)	(1,162)	175,741
Fidelity Series International Credit Fund	2,318	69	613	54	(7)	(18)	1,734
Fidelity Series International Growth Fund	258,866	8,312	114,367	6,227	4,947	6,267	164,025
Fidelity Series International Small Cap Fund	59,541	2,985	25,279	2,983	1,617	482	39,346
Fidelity Series International Value Fund	261,940	11,962	111,029	6,217	4,235	(2,565)	164,543
Fidelity Series Intrinsic Opportunities Fund	215,054	9,754	74,184	9,747	4,818	12,008	167,450
Fidelity Series Investment Grade Bond Fund	1,387,095	132,330	485,577	35,207	(2,649)	(33,976)	997,223
Fidelity Series Large Cap Value Index Fund	62,931	2,112	25,447	2,108	1,078	1,372	42,046
Fidelity Series Long-Term Treasury Bond Index Fund	43,079	132,810	28,604	2,043	(538)	(3,390)	143,357
Fidelity Series Opportunistic Insights Fund	109,875	12,202	52,732	11,604	3,202	3,433	75,980
Fidelity Series Real Estate Equity Fund	19,662	926	19,353	926	(806)	(429)	--
Fidelity Series Real Estate Income Fund	21,759	1,211	6,680	1,211	(101)	(540)	15,649
Fidelity Series Short-Term Credit Fund	146,777	15,085	78,300	1,976	(214)	(1,073)	82,275
Fidelity Series Small Cap Discovery Fund	28,987	1,408	10,833	1,407	411	522	20,495
Fidelity Series Small Cap Opportunities Fund	87,465	8,225	36,936	8,221	441	3,738	62,933
Fidelity Series Stock Selector Large Cap Value Fund	169,772	10,702	65,371	10,695	1,589	(1,727)	114,965
Fidelity Series Value Discovery Fund	119,608	6,962	46,252	5,234	684	345	81,347
Total	$4,644,315	$722,023	$1,969,249	$173,926	$86,644	$(25,785)	$3,457,933

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2020 Fund℠

Financial Statements

Statement of Assets and Liabilities

		July 31, 2018
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $3,359,245)	$3,457,933
Total Investment in Securities (cost $3,359,245)		$3,457,933
Cash		2
Receivable for investments sold		117,417
Total assets		3,575,352
Liabilities
Payable for investments purchased	$117,416
Accrued management fee	1,775
Distribution and service plan fees payable	158
Total liabilities		119,349
Net Assets		$3,456,003
Net Assets consist of:
Paid in capital		$3,245,759
Undistributed net investment income		3,287
Accumulated undistributed net realized gain (loss) on investments		108,269
Net unrealized appreciation (depreciation) on investments		98,688
Net Assets		$3,456,003
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($17,332 ÷ 330.02 shares)		$52.52
Maximum offering price per share (100/94.25 of $52.52)		$55.72
Class M:
Net Asset Value and redemption price per share ($173,080 ÷ 3,298.23 shares)		$52.48
Maximum offering price per share (100/96.50 of $52.48)		$54.38
Class C:
Net Asset Value and offering price per share ($98,527 ÷ 1,898.02 shares)(a)		$51.91
Fidelity Managed Retirement 2020:
Net Asset Value, offering price and redemption price per share ($3,139,154 ÷ 59,758.31 shares)		$52.53
Class I:
Net Asset Value, offering price and redemption price per share ($27,910 ÷ 531.35 shares)		$52.53

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended July 31, 2018
Investment Income
Dividends:
Affiliated issuers		$80,830
Expenses
Management fee	$23,369
Distribution and service plan fees	1,920
Independent trustees' fees and expenses	15
Total expenses before reductions	25,304
Expense reductions	(178)
Total expenses after reductions		25,126
Net investment income (loss)		55,704
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	86,644
Capital gain distributions from underlying funds:
Affiliated issuers	93,096
Total net realized gain (loss)		179,740
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	(25,785)
Total change in net unrealized appreciation (depreciation)		(25,785)
Net gain (loss)		153,955
Net increase (decrease) in net assets resulting from operations		$209,659

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended July 31, 2018	Year ended July 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$55,704	$70,651
Net realized gain (loss)	179,740	835,130
Change in net unrealized appreciation (depreciation)	(25,785)	(436,984)
Net increase (decrease) in net assets resulting from operations	209,659	468,797
Distributions to shareholders from net investment income	(56,168)	(67,773)
Distributions to shareholders from net realized gain	(829,320)	(29,677)
Total distributions	(885,488)	(97,450)
Share transactions - net increase (decrease)	(509,902)	(697,811)
Total increase (decrease) in net assets	(1,185,731)	(326,464)
Net Assets
Beginning of period	4,641,734	4,968,198
End of period	$3,456,003	$4,641,734
Other Information
Undistributed net investment income end of period	$3,287	$3,959

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Managed Retirement 2020 Fund Class A

Years ended July 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$62.67	$57.92	$59.57	$57.74	$54.44
Income from Investment Operations
Net investment income (loss)A	.676	.776	.774	.718	.738
Net realized and unrealized gain (loss)	2.152	5.041	(.138)	2.463	4.763
Total from investment operations	2.828	5.817	.636	3.181	5.501
Distributions from net investment income	(.685)	(.706)	(.766)	(.712)	(.688)
Distributions from net realized gain	(12.293)	(.361)	(1.520)	(.639)	(1.513)
Total distributions	(12.978)	(1.067)	(2.286)	(1.351)	(2.201)
Net asset value, end of period	$52.52	$62.67	$57.92	$59.57	$57.74
Total ReturnB,C	5.29%	10.19%	1.27%	5.58%	10.39%
Ratios to Average Net AssetsD,E
Expenses before reductions	.87%	.34%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.87%	.34%	.25%	.25%	.25%
Expenses net of all reductions	.87%	.34%	.25%	.25%	.25%
Net investment income (loss)	1.26%	1.29%	1.39%	1.22%	1.31%
Supplemental Data
Net assets, end of period (000 omitted)	$17	$17	$62	$172	$178
Portfolio turnover rateD	19%	115%	23%	41%	39%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the sales charges.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2020 Fund Class M

Years ended July 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$62.61	$57.90	$59.56	$57.74	$54.44
Income from Investment Operations
Net investment income (loss)A	.545	.611	.635	.571	.599
Net realized and unrealized gain (loss)	2.159	5.045	(.140)	2.456	4.761
Total from investment operations	2.704	5.656	.495	3.027	5.360
Distributions from net investment income	(.541)	(.585)	(.635)	(.568)	(.547)
Distributions from net realized gain	(12.293)	(.361)	(1.520)	(.639)	(1.513)
Total distributions	(12.834)	(.946)	(2.155)	(1.207)	(2.060)
Net asset value, end of period	$52.48	$62.61	$57.90	$59.56	$57.74
Total ReturnB,C	5.05%	9.90%	1.02%	5.30%	10.11%
Ratios to Average Net AssetsD,E
Expenses before reductions	1.12%	.60%	.50%	.50%	.50%
Expenses net of fee waivers, if any	1.12%	.60%	.50%	.50%	.50%
Expenses net of all reductions	1.11%	.60%	.50%	.50%	.50%
Net investment income (loss)	1.02%	1.03%	1.14%	.97%	1.07%
Supplemental Data
Net assets, end of period (000 omitted)	$173	$186	$183	$191	$190
Portfolio turnover rateD	19%	115%	23%	41%	39%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the sales charges.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2020 Fund Class C

Years ended July 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$62.16	$57.58	$59.30	$57.56	$54.33
Income from Investment Operations
Net investment income (loss)A	.275	.312	.355	.276	.315
Net realized and unrealized gain (loss)	2.133	5.021	(.151)	2.444	4.755
Total from investment operations	2.408	5.333	.204	2.720	5.070
Distributions from net investment income	(.365)	(.392)	(.404)	(.341)	(.327)
Distributions from net realized gain	(12.293)	(.361)	(1.520)	(.639)	(1.513)
Total distributions	(12.658)	(.753)	(1.924)	(.980)	(1.840)
Net asset value, end of period	$51.91	$62.16	$57.58	$59.30	$57.56
Total ReturnB,C	4.52%	9.37%	.50%	4.77%	9.57%
Ratios to Average Net AssetsD,E
Expenses before reductions	1.62%	1.10%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.62%	1.10%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.61%	1.10%	1.00%	1.00%	1.00%
Net investment income (loss)	.52%	.53%	.64%	.47%	.56%
Supplemental Data
Net assets, end of period (000 omitted)	$99	$98	$93	$104	$110
Portfolio turnover rateD	19%	115%	23%	41%	39%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the contingent deferred sales charge.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2020 Fund

Years ended July 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$62.67	$57.92	$59.58	$57.75	$54.45
Income from Investment Operations
Net investment income (loss)A	.818	.909	.915	.865	.881
Net realized and unrealized gain (loss)	2.145	5.058	(.145)	2.464	4.759
Total from investment operations	2.963	5.967	.770	3.329	5.640
Distributions from net investment income	(.810)	(.856)	(.910)	(.860)	(.827)
Distributions from net realized gain	(12.293)	(.361)	(1.520)	(.639)	(1.513)
Total distributions	(13.103)	(1.217)	(2.430)	(1.499)	(2.340)
Net asset value, end of period	$52.53	$62.67	$57.92	$59.58	$57.75
Total ReturnB	5.56%	10.47%	1.52%	5.84%	10.66%
Ratios to Average Net AssetsC,D
Expenses before reductions	.62%	.10%	- %E	- %E	- %E
Expenses net of fee waivers, if any	.62%	.10%	-%	-%	-%
Expenses net of all reductions	.61%	.10%	-%	-%	-%
Net investment income (loss)	1.52%	1.53%	1.64%	1.47%	1.56%
Supplemental Data
Net assets, end of period (000 omitted)	$3,139	$4,314	$4,597	$6,181	$6,017
Portfolio turnover rateC	19%	115%	23%	41%	39%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Amounts do not include the activity of the Underlying Funds.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2020 Fund Class I

Years ended July 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$62.67	$57.92	$59.58	$57.75	$54.45
Income from Investment Operations
Net investment income (loss)A	.812	.909	.913	.865	.879
Net realized and unrealized gain (loss)	2.161	5.048	(.143)	2.464	4.761
Total from investment operations	2.973	5.957	.770	3.329	5.640
Distributions from net investment income	(.820)	(.846)	(.910)	(.860)	(.827)
Distributions from net realized gain	(12.293)	(.361)	(1.520)	(.639)	(1.513)
Total distributions	(13.113)	(1.207)	(2.430)	(1.499)	(2.340)
Net asset value, end of period	$52.53	$62.67	$57.92	$59.58	$57.75
Total ReturnB	5.58%	10.45%	1.52%	5.84%	10.66%
Ratios to Average Net AssetsC,D
Expenses before reductions	.62%	.10%	- %E	- %E	- %E
Expenses net of fee waivers, if any	.62%	.10%	-%	-%	-%
Expenses net of all reductions	.61%	.10%	-%	-%	-%
Net investment income (loss)	1.52%	1.53%	1.64%	1.47%	1.56%
Supplemental Data
Net assets, end of period (000 omitted)	$28	$26	$33	$34	$32
Portfolio turnover rateC	19%	115%	23%	41%	39%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Amounts do not include the activity of the Underlying Funds.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2025 Fund℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of July 31, 2018

% of fund's net assets
Fidelity Series Investment Grade Bond Fund	26.7
Fidelity Series Government Money Market Fund 1.98%	7.4
Fidelity Series Emerging Markets Opportunities Fund	6.0
Fidelity Series Intrinsic Opportunities Fund	5.5
Fidelity Series International Value Fund	5.2
Fidelity Series International Growth Fund	5.2
Fidelity Series Growth & Income Fund	4.9
Fidelity Series Long-Term Treasury Bond Index Fund	4.7
Fidelity Series Growth Company Fund	4.6
Fidelity Series Inflation-Protected Bond Index Fund	4.2
74.4

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	34.5%
International Equity Funds	18.2%
Bond Funds	38.2%
Short-Term Funds	9.2%
Net Other Assets (Liabilities)*	(0.1)%

 * Not included in the pie chart

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Managed Retirement 2025 Fund℠

Schedule of Investments July 31, 2018

Showing Percentage of Net Assets

Domestic Equity Funds - 34.5%
	Shares	Value
Fidelity Series 100 Index Fund (a)	176	$3,246
Fidelity Series All-Sector Equity Fund (a)	29,800	391,864
Fidelity Series Blue Chip Growth Fund (a)	26,052	414,489
Fidelity Series Commodity Strategy Fund (a)	68,544	365,338
Fidelity Series Growth & Income Fund (a)	54,738	894,968
Fidelity Series Growth Company Fund (a)	44,397	838,220
Fidelity Series Intrinsic Opportunities Fund (a)	52,963	995,166
Fidelity Series Large Cap Value Index Fund (a)	19,247	249,826
Fidelity Series Opportunistic Insights Fund (a)	23,801	451,501
Fidelity Series Small Cap Discovery Fund (a)	9,979	121,640
Fidelity Series Small Cap Opportunities Fund (a)	24,187	373,930
Fidelity Series Stock Selector Large Cap Value Fund (a)	52,467	683,114
Fidelity Series Value Discovery Fund (a)	35,701	483,387
TOTAL DOMESTIC EQUITY FUNDS
(Cost $5,643,007)		6,266,689

International Equity Funds - 18.2%
Fidelity Series Canada Fund (a)	8,921	96,796
Fidelity Series Emerging Markets Opportunities Fund (a)	53,730	1,085,348
Fidelity Series International Growth Fund (a)	58,104	950,575
Fidelity Series International Small Cap Fund (a)	12,616	227,964
Fidelity Series International Value Fund (a)	90,384	953,555
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $3,133,285)		3,314,238

Bond Funds - 38.2%
Fidelity Series Emerging Markets Debt Fund (a)	10,912	105,737
Fidelity Series Floating Rate High Income Fund (a)	4,602	43,719
Fidelity Series High Income Fund (a)	24,999	238,992
Fidelity Series Inflation-Protected Bond Index Fund (a)	79,138	769,222
Fidelity Series International Credit Fund (a)	1,177	11,566
Fidelity Series Investment Grade Bond Fund (a)	444,186	4,854,952
Fidelity Series Long-Term Treasury Bond Index Fund (a)	100,891	848,495
Fidelity Series Real Estate Income Fund (a)	7,449	81,720
TOTAL BOND FUNDS
(Cost $7,144,817)		6,954,403

Short-Term Funds - 9.2%
Fidelity Series Government Money Market Fund 1.98% (a)(b)	1,341,884	1,341,884
Fidelity Series Short-Term Credit Fund (a)	34,079	336,016
TOTAL SHORT-TERM FUNDS
(Cost $1,682,034)		1,677,900
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $17,603,143)		18,213,230
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(10,528)
NET ASSETS - 100%		$18,202,702

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$283,878	$5,134	$310,534	$5,132	$177,002	$(152,234)	$3,246
Fidelity Series All-Sector Equity Fund	533,638	72,659	218,035	63,753	5,525	(1,923)	391,864
Fidelity Series Blue Chip Growth Fund	540,491	60,523	241,863	55,086	11,321	44,017	414,489
Fidelity Series Canada Fund	--	133,629	41,910	1,264	702	4,375	96,796
Fidelity Series Commodity Strategy Fund	472,418	47,694	163,585	2,318	4,190	4,621	365,338
Fidelity Series Emerging Markets Debt Fund	138,878	13,885	39,967	8,326	(339)	(6,720)	105,737
Fidelity Series Emerging Markets Opportunities Fund	1,760,859	162,479	900,010	36,522	99,267	(37,247)	1,085,348
Fidelity Series Floating Rate High Income Fund	57,981	2,539	16,578	2,537	(29)	(194)	43,719
Fidelity Series Government Money Market Fund 1.98%	1,285,321	585,188	528,625	19,745	--	--	1,341,884
Fidelity Series Growth & Income Fund	1,247,824	87,192	515,695	65,464	22,236	53,411	894,968
Fidelity Series Growth Company Fund	1,073,827	90,126	451,068	89,362	39,726	85,609	838,220
Fidelity Series High Income Fund	348,435	18,541	122,577	18,537	(879)	(4,528)	238,992
Fidelity Series Inflation-Protected Bond Index Fund	380,397	530,710	136,040	7,362	(1,584)	(4,261)	769,222
Fidelity Series International Credit Fund	11,922	359	520	285	2	(122)	11,566
Fidelity Series International Growth Fund	1,410,808	57,164	582,554	35,965	27,228	37,929	950,575
Fidelity Series International Small Cap Fund	324,488	17,030	125,737	17,027	8,667	3,516	227,964
Fidelity Series International Value Fund	1,427,603	71,273	557,679	35,905	24,559	(12,201)	953,555
Fidelity Series Intrinsic Opportunities Fund	1,224,498	55,928	382,353	55,918	24,593	72,500	995,166
Fidelity Series Investment Grade Bond Fund	6,850,449	705,543	2,509,555	181,426	(28,859)	(162,626)	4,854,952
Fidelity Series Large Cap Value Index Fund	346,809	16,126	127,851	12,394	5,797	8,945	249,826
Fidelity Series Long-Term Treasury Bond Index Fund	219,389	804,365	152,696	11,278	(3,025)	(19,538)	848,495
Fidelity Series Opportunistic Insights Fund	598,299	70,200	255,093	68,054	15,780	22,315	451,501
Fidelity Series Real Estate Equity Fund	108,752	10,220	111,648	5,643	(4,949)	(2,375)	--
Fidelity Series Real Estate Income Fund	110,026	6,377	31,308	6,375	(513)	(2,862)	81,720
Fidelity Series Short-Term Credit Fund	526,317	71,563	256,937	7,636	(792)	(4,135)	336,016
Fidelity Series Small Cap Discovery Fund	159,754	10,739	54,930	8,093	2,941	3,136	121,640
Fidelity Series Small Cap Opportunities Fund	482,038	47,248	181,994	47,245	3,639	22,999	373,930
Fidelity Series Stock Selector Large Cap Value Fund	935,649	66,778	318,858	63,161	7,730	(8,185)	683,114
Fidelity Series Value Discovery Fund	659,173	55,955	238,484	31,470	3,727	3,016	483,387
Total	$23,519,921	$3,877,167	$9,574,684	$963,283	$443,663	$(52,762)	$18,213,230

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2025 Fund℠

Financial Statements

Statement of Assets and Liabilities

		July 31, 2018
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $17,603,143)	$18,213,230
Total Investment in Securities (cost $17,603,143)		$18,213,230
Cash		1
Receivable for investments sold		576,163
Total assets		18,789,394
Liabilities
Payable for investments purchased	$575,472
Payable for fund shares redeemed	692
Accrued management fee	10,073
Distribution and service plan fees payable	455
Total liabilities		586,692
Net Assets		$18,202,702
Net Assets consist of:
Paid in capital		$16,977,807
Undistributed net investment income		17,719
Accumulated undistributed net realized gain (loss) on investments		597,089
Net unrealized appreciation (depreciation) on investments		610,087
Net Assets		$18,202,702
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($576,575 ÷ 10,624.80 shares)		$54.27
Maximum offering price per share (100/94.25 of $54.27)		$57.58
Class M:
Net Asset Value and redemption price per share ($499,561 ÷ 9,207.41 shares)		$54.26
Maximum offering price per share (100/96.50 of $54.26)		$56.23
Class C:
Net Asset Value and offering price per share ($145,115 ÷ 2,706.91 shares)(a)		$53.61
Fidelity Managed Retirement 2025:
Net Asset Value, offering price and redemption price per share ($16,953,016 ÷ 312,177.42 shares)		$54.31
Class I:
Net Asset Value, offering price and redemption price per share ($28,435 ÷ 522.94 shares)		$54.38

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended July 31, 2018
Investment Income
Dividends:
Affiliated issuers		$429,648
Expenses
Management fee	$132,549
Distribution and service plan fees	5,954
Independent trustees' fees and expenses	82
Total expenses before reductions	138,585
Expense reductions	(179)
Total expenses after reductions		138,406
Net investment income (loss)		291,242
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	443,663
Capital gain distributions from underlying funds:
Affiliated issuers	533,635
Total net realized gain (loss)		977,298
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	(52,762)
Total change in net unrealized appreciation (depreciation)		(52,762)
Net gain (loss)		924,536
Net increase (decrease) in net assets resulting from operations		$1,215,778

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended July 31, 2018	Year ended July 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$291,242	$419,391
Net realized gain (loss)	977,298	4,586,705
Change in net unrealized appreciation (depreciation)	(52,762)	(2,164,787)
Net increase (decrease) in net assets resulting from operations	1,215,778	2,841,309
Distributions to shareholders from net investment income	(289,736)	(407,945)
Distributions to shareholders from net realized gain	(4,301,071)	(227,253)
Total distributions	(4,590,807)	(635,198)
Share transactions - net increase (decrease)	(1,928,667)	(8,063,965)
Total increase (decrease) in net assets	(5,303,696)	(5,857,854)
Net Assets
Beginning of period	23,506,398	29,364,252
End of period	$18,202,702	$23,506,398
Other Information
Undistributed net investment income end of period	$17,719	$17,466

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Managed Retirement 2025 Fund Class A

Years ended July 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$64.30	$59.20	$61.04	$59.16	$55.32
Income from Investment Operations
Net investment income (loss)A	.678	.800	.798	.756	.755
Net realized and unrealized gain (loss)	2.470	5.517	(.292)	2.687	5.194
Total from investment operations	3.148	6.317	.506	3.443	5.949
Distributions from net investment income	(.654)	(.749)	(.802)	(.750)	(.747)
Distributions from net realized gain	(12.524)	(.468)	(1.544)	(.813)	(1.362)
Total distributions	(13.178)	(1.217)	(2.346)	(1.563)	(2.109)
Net asset value, end of period	$54.27	$64.30	$59.20	$61.04	$59.16
Total ReturnB,C	5.74%	10.85%	1.03%	5.90%	11.01%
Ratios to Average Net AssetsD,E
Expenses before reductions	.91%	.35%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.91%	.35%	.25%	.25%	.25%
Expenses net of all reductions	.91%	.35%	.25%	.25%	.25%
Net investment income (loss)	1.23%	1.31%	1.40%	1.26%	1.30%
Supplemental Data
Net assets, end of period (000 omitted)	$577	$592	$536	$636	$565
Portfolio turnover rateD	19%	108%	29%	39%	16%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the sales charges.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2025 Fund Class M

Years ended July 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$64.30	$59.21	$61.05	$59.18	$55.33
Income from Investment Operations
Net investment income (loss)A	.540	.648	.655	.605	.605
Net realized and unrealized gain (loss)	2.477	5.517	(.294)	2.677	5.216
Total from investment operations	3.017	6.165	.361	3.282	5.821
Distributions from net investment income	(.533)	(.607)	(.657)	(.599)	(.609)
Distributions from net realized gain	(12.524)	(.468)	(1.544)	(.813)	(1.362)
Total distributions	(13.057)	(1.075)	(2.201)	(1.412)	(1.971)
Net asset value, end of period	$54.26	$64.30	$59.21	$61.05	$59.18
Total ReturnB,C	5.49%	10.58%	.78%	5.62%	10.77%
Ratios to Average Net AssetsD,E
Expenses before reductions	1.16%	.60%	.50%	.50%	.50%
Expenses net of fee waivers, if any	1.16%	.60%	.50%	.50%	.50%
Expenses net of all reductions	1.16%	.60%	.50%	.50%	.50%
Net investment income (loss)	.98%	1.07%	1.15%	1.01%	1.05%
Supplemental Data
Net assets, end of period (000 omitted)	$500	$497	$479	$543	$482
Portfolio turnover rateD	19%	108%	29%	39%	16%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the sales charges.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2025 Fund Class C

Years ended July 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$63.81	$58.87	$60.79	$59.00	$55.21
Income from Investment Operations
Net investment income (loss)A	.263	.342	.368	.306	.317
Net realized and unrealized gain (loss)	2.445	5.478	(.293)	2.673	5.194
Total from investment operations	2.708	5.820	.075	2.979	5.511
Distributions from net investment income	(.384)	(.412)	(.451)	(.376)	(.359)
Distributions from net realized gain	(12.524)	(.468)	(1.544)	(.813)	(1.362)
Total distributions	(12.908)	(.880)	(1.995)	(1.189)	(1.721)
Net asset value, end of period	$53.61	$63.81	$58.87	$60.79	$59.00
Total ReturnB,C	4.96%	10.02%	.28%	5.11%	10.19%
Ratios to Average Net AssetsD,E
Expenses before reductions	1.66%	1.10%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.66%	1.09%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.66%	1.09%	1.00%	1.00%	1.00%
Net investment income (loss)	.48%	.57%	.65%	.51%	.55%
Supplemental Data
Net assets, end of period (000 omitted)	$145	$216	$498	$594	$366
Portfolio turnover rateD	19%	108%	29%	39%	16%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the contingent deferred sales charge.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2025 Fund

Years ended July 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$64.34	$59.22	$61.06	$59.18	$55.32
Income from Investment Operations
Net investment income (loss)A	.820	.951	.941	.906	.896
Net realized and unrealized gain (loss)	2.468	5.523	(.293)	2.687	5.202
Total from investment operations	3.288	6.474	.648	3.593	6.098
Distributions from net investment income	(.794)	(.886)	(.944)	(.900)	(.876)
Distributions from net realized gain	(12.524)	(.468)	(1.544)	(.813)	(1.362)
Total distributions	(13.318)	(1.354)	(2.488)	(1.713)	(2.238)
Net asset value, end of period	$54.31	$64.34	$59.22	$61.06	$59.18
Total ReturnB	6.01%	11.13%	1.29%	6.17%	11.30%
Ratios to Average Net AssetsC,D
Expenses before reductions	.66%	.10%	- %E	- %E	- %E
Expenses net of fee waivers, if any	.66%	.10%	-%	-%	-%
Expenses net of all reductions	.66%	.10%	-%	-%	-%
Net investment income (loss)	1.48%	1.56%	1.65%	1.51%	1.55%
Supplemental Data
Net assets, end of period (000 omitted)	$16,953	$22,122	$27,774	$34,087	$32,313
Portfolio turnover rateC	19%	108%	29%	39%	16%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Amounts do not include the activity of the Underlying Funds.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2025 Fund Class I

Years ended July 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$64.33	$59.21	$61.06	$59.18	$55.31
Income from Investment Operations
Net investment income (loss)A	.835	.953	.943	.906	.897
Net realized and unrealized gain (loss)	2.466	5.521	(.305)	2.687	5.211
Total from investment operations	3.301	6.474	.638	3.593	6.108
Distributions from net investment income	(.727)	(.886)	(.944)	(.900)	(.876)
Distributions from net realized gain	(12.524)	(.468)	(1.544)	(.813)	(1.362)
Total distributions	(13.251)	(1.354)	(2.488)	(1.713)	(2.238)
Net asset value, end of period	$54.38	$64.33	$59.21	$61.06	$59.18
Total ReturnB	6.03%	11.14%	1.27%	6.17%	11.32%
Ratios to Average Net AssetsC,D
Expenses before reductions	.66%	.10%	- %E	- %E	- %E
Expenses net of fee waivers, if any	.66%	.10%	-%	-%	-%
Expenses net of all reductions	.65%	.10%	-%	-%	-%
Net investment income (loss)	1.49%	1.56%	1.65%	1.51%	1.55%
Supplemental Data
Net assets, end of period (000 omitted)	$28	$79	$78	$148	$109
Portfolio turnover rateC	19%	108%	29%	39%	16%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Amounts do not include the activity of the Underlying Funds.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended July 31, 2018

1. Organization.

Fidelity Managed Retirement Income Fund, Fidelity Managed Retirement 2005 Fund, Fidelity Managed Retirement 2010 Fund, Fidelity Managed Retirement 2015 Fund, Fidelity Managed Retirement 2020 Fund and Fidelity Managed Retirement 2025 Fund (the Funds) are funds of Fidelity Income Fund (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. The Funds invest primarily in a combination of other Fidelity equity, bond, and short-term funds (the Underlying Funds) managed by Fidelity Management & Research Company (FMR). Certain Underlying Funds incurred name changes since their most recent shareholder report. The names of the Underlying Funds are those in effect at period end. In the prior year, the Funds transitioned their portfolios to invest exclusively in classes of the Fidelity Series funds, offered only to certain other Fidelity funds advised by FMR or its affiliates.

The Funds are designed for investors who seek to convert accumulated assets into regular payments over a defined period of time. The payment strategy for each Fund is designed to be implemented through a shareholder's voluntary participation in a systematic withdrawal plan, starting after the horizon date indicated by its name, resulting in the gradual liquidation of the shareholder's investment in the Fund.

Class A, Class M, Class C, Fidelity Managed Retirement shares and Class I of each Fund are closed to new accounts and additional purchases, except for reinvestments. Each class has equal rights as to assets and voting privileges, except for matters affecting a single class.

2. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists each of the Underlying Funds as an investment of the Fund but does not include the underlying holdings of each Underlying Fund. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date. Distributions from the Underlying Funds that are deemed to be return of capital are recorded as a reduction of cost of investments.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with the Underlying Funds. Although not included in each Fund's expenses, each Fund indirectly bears its proportionate share of the Underlying Funds' expenses through the impact of these expenses on each Underlying Fund's NAV. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of July 31, 2018, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Managed Retirement Income Fund	$7,044,608	$113,128	$(106,500)	$6,628
Fidelity Managed Retirement 2005 Fund	6,355,928	114,715	(93,934)	20,781
Fidelity Managed Retirement 2010 Fund	9,247,553	243,092	(130,243)	112,849
Fidelity Managed Retirement 2015 Fund	4,148,078	146,400	(54,389)	92,011
Fidelity Managed Retirement 2020 Fund	3,360,787	138,082	(40,936)	97,146
Fidelity Managed Retirement 2025 Fund	17,611,161	802,185	(200,116)	602,069

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income	Undistributed long-term capital gain	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Managed Retirement Income Fund	$11,924	$103,176	$6,628
Fidelity Managed Retirement 2005 Fund	34,200	107,547	20,781
Fidelity Managed Retirement 2010 Fund	42,348	184,145	112,849
Fidelity Managed Retirement 2015 Fund	24,266	100,802	92,011
Fidelity Managed Retirement 2020 Fund	20,988	92,110	97,146
Fidelity Managed Retirement 2025 Fund	114,093	508,734	602,069

The tax character of distributions paid was as follows:

July 31, 2018
	Ordinary Income	Long-term Capital Gains	Total
Fidelity Managed Retirement Income Fund	$216,337	$683,255	$899,592
Fidelity Managed Retirement 2005 Fund	164,158	752,898	917,056
Fidelity Managed Retirement 2010 Fund	215,705	1,456,624	1,672,329
Fidelity Managed Retirement 2015 Fund	101,777	1,027,062	1,128,839
Fidelity Managed Retirement 2020 Fund	79,692	805,796	885,488
Fidelity Managed Retirement 2025 Fund	419,294	4,171,513	4,590,807

July 31, 2017
	Ordinary Income	Long-term Capital Gains	Total
Fidelity Managed Retirement Income Fund	$199,690	$–	$199,690
Fidelity Managed Retirement 2005 Fund	150,243	36,795	187,038
Fidelity Managed Retirement 2010 Fund	208,005	92,530	300,535
Fidelity Managed Retirement 2015 Fund	106,333	18,376	124,709
Fidelity Managed Retirement 2020 Fund	73,942	23,508	97,450
Fidelity Managed Retirement 2025 Fund	446,373	188,825	635,198

3. Purchases and Redemptions of Underlying Fund Shares.

Purchases and redemptions of the Underlying Fund shares are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Managed Retirement Income Fund	1,901,078	6,168,595
Fidelity Managed Retirement 2005 Fund	1,864,618	5,664,399
Fidelity Managed Retirement 2010 Fund	2,177,414	4,322,901
Fidelity Managed Retirement 2015 Fund	931,235	2,357,609
Fidelity Managed Retirement 2020 Fund	722,023	1,969,249
Fidelity Managed Retirement 2025 Fund	3,877,167	9,574,684

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR Co., Inc. (the investment adviser), an affiliate of FMR, and its affiliates provide the Funds with investment management related services. Under the management contract effective June 1, 2017, each Class of each Fund pays a monthly management fee that is set at an annual rate by referring to each Fund's horizon date indicated by its name, such that the management fee rate applicable to each Class of each Fund is reduced as the fund approaches, and then passes, its horizon date. In addition, the investment adviser pays all ordinary operating expenses of each Fund, except distribution and service plan fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses. Prior to June 1, 2017, the investment adviser provided the Funds with investment management related services. The Funds did not pay any fees for these services.

For the reporting period, the total annual management fee rate for each Class of each Fund was as follows:

Annual % of Class-Level Average Net Assets (Classes A, M, C, Retail and I)
Fidelity Managed Retirement Income Fund	.465%
Fidelity Managed Retirement 2005 Fund	.491%
Fidelity Managed Retirement 2010 Fund	.533%
Fidelity Managed Retirement 2015 Fund	.576%
Fidelity Managed Retirement 2020 Fund	.618%
Fidelity Managed Retirement 2025 Fund	.661%

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, each Fund has adopted separate Distribution and Service Plans for each class of shares, except for the Class I. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of each Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Fidelity Managed Retirement Income Fund
Class A	-%	.25%	$501	$–
Class M	.25%	.25%	320	–
Class C	.75%	.25%	512	–
			$1,333	$–
Fidelity Managed Retirement 2005 Fund
Class A	-%	.25%	$779	$–
Class M	.25%	.25%	1,310	–
Class C	.75%	.25%	1,501	–
			$3,590	$–
Fidelity Managed Retirement 2010 Fund
Class A	-%	.25%	$332	$–
Class M	.25%	.25%	88	–
Class C	.75%	.25%	1,179	–
			$1,599	$–
Fidelity Managed Retirement 2015 Fund
Class A	-%	.25%	$628	$–
Class M	.25%	.25%	128	128
Class C	.75%	.25%	1,011	–
			$1,767	$128
Fidelity Managed Retirement 2020 Fund
Class A	-%	.25%	$43	$26
Class M	.25%	.25%	894	–
Class C	.75%	.25%	983	–
			$1,920	$26
Fidelity Managed Retirement 2025 Fund
Class A	-%	.25%	$1,517	$–
Class M	.25%	.25%	2,506	–
Class C	.75%	.25%	1,931	–
			$5,954	$–

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of each Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares. For the period, there were no sales charge amounts retained by FDC.

5. Expense Reductions.

Through arrangements with each class' transfer agent, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. All of the applicable expense reductions are noted in the table below.

Fidelity Managed Retirement Income Fund
Class A	$4
Class M	1
Class C	1
Fidelity Managed Retirement Income	171
Class I	1
Fidelity Managed Retirement 2005 Fund
Class A	$3
Class M	3
Class C	2
Fidelity Managed Retirement 2005	162
Class I	1
Fidelity Managed Retirement 2010 Fund
Class A	$2
Class C	1
Fidelity Managed Retirement 2010	175
Fidelity Managed Retirement 2015 Fund
Class A	$9
Class M	1
Class C	5
Fidelity Managed Retirement 2015	157
Class I	8
Fidelity Managed Retirement 2020 Fund
Class M	$6
Class C	4
Fidelity Managed Retirement 2020	167
Class I	1
Fidelity Managed Retirement 2025 Fund
Class A	$4
Class M	3
Class C	2
Fidelity Managed Retirement 2025	169
Class I	1

6. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended July 31, 2018	Year ended July 31, 2017
Fidelity Managed Retirement Income Fund
From net investment income
Class A	$2,802	$3,521
Class M	760	806
Class C	398	301
Fidelity Managed Retirement Income	169,830	178,749
Class I	1,146	1,384
Total	$174,936	$184,761
From net realized gain
Class A	$18,004	$331
Class M	4,923	97
Class C	3,422	66
Fidelity Managed Retirement Income	693,468	14,332
Class I	4,839	103
Total	$724,656	$14,929
Fidelity Managed Retirement 2005 Fund
From net investment income
Class A	$4,642	$6,520
Class M	3,151	2,936
Class C	968	1,437
Fidelity Managed Retirement 2005	120,677	127,393
Class I	1,593	446
Total	$131,031	$138,732
From net realized gain
Class A	$28,834	$3,090
Class M	24,902	1,636
Class C	21,222	1,365
Fidelity Managed Retirement 2005	707,660	42,050
Class I	3,407	165
Total	$786,025	$48,306
Fidelity Managed Retirement 2010 Fund
From net investment income
Class A	$1,828	$1,685
Class M	199	165
Class C	819	1,227
Fidelity Managed Retirement 2010	167,110	189,217
Class I	557	463
Total	$170,513	$192,757
From net realized gain
Class A	$17,987	$1,079
Class M	2,275	126
Class C	15,519	1,579
Fidelity Managed Retirement 2010	1,461,609	104,750
Class I	4,426	244
Total	$1,501,816	$107,778
Fidelity Managed Retirement 2015 Fund
From net investment income
Class A	$3,297	$3,411
Class M	273	370
Class C	324	954
Fidelity Managed Retirement 2015	64,928	89,768
Class I	3,652	3,502
Total	$72,474	$98,005
From net realized gain
Class A	$54,663	$1,036
Class M	4,734	157
Class C	28,815	553
Fidelity Managed Retirement 2015	920,185	24,070
Class I	47,968	888
Total	$1,056,365	$26,704
Fidelity Managed Retirement 2020 Fund
From net investment income
Class A	$219	$84
Class M	1,823	1,827
Class C	681	616
Fidelity Managed Retirement 2020	53,026	64,760
Class I	419	486
Total	$56,168	$67,773
From net realized gain
Class A	$3,378	$39
Class M	36,645	1,133
Class C	19,556	573
Fidelity Managed Retirement 2020	764,479	27,725
Class I	5,262	207
Total	$829,320	$29,677
Fidelity Managed Retirement 2025 Fund
From net investment income
Class A	$7,261	$6,851
Class M	4,900	4,888
Class C	1,458	3,052
Fidelity Managed Retirement 2025	275,607	392,080
Class I	510	1,074
Total	$289,736	$407,945
From net realized gain
Class A	$116,723	$4,246
Class M	97,805	3,780
Class C	42,709	3,773
Fidelity Managed Retirement 2025	4,029,042	214,892
Class I	14,792	562
Total	$4,301,071	$227,253

7. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended July 31, 2018	Year ended July 31, 2017	Year ended July 31, 2018	Year ended July 31, 2017
Fidelity Managed Retirement Income Fund
Class A
Reinvestment of distributions	354	57	$20,485	$3,382
Shares redeemed	(2,503)	(312)	(145,342)	(18,706)
Net increase (decrease)	(2,149)	(255)	$(124,857)	$(15,324)
Class M
Reinvestment of distributions	98	15	$5,683	$903
Shares redeemed	(489)	(134)	(28,633)	(7,936)
Net increase (decrease)	(391)	(119)	$(22,950)	$(7,033)
Class C
Reinvestment of distributions	66	4	$3,820	$212
Shares redeemed	(36)	(129)	(2,132)	(7,652)
Net increase (decrease)	30	(125)	$1,688	$(7,440)
Fidelity Managed Retirement Income
Shares sold	–	13,088	$–	$771,337
Reinvestment of distributions	13,701	2,091	792,820	123,783
Shares redeemed	(74,152)	(61,841)	(4,276,867)	(3,685,675)
Net increase (decrease)	(60,451)	(46,662)	$(3,484,047)	$(2,790,555)
Class I
Reinvestment of distributions	103	25	$5,985	$1,487
Shares redeemed	(578)	(709)	(34,462)	(41,908)
Net increase (decrease)	(475)	(684)	$(28,477)	$(40,421)
Fidelity Managed Retirement 2005 Fund
Class A
Reinvestment of distributions	553	146	$32,577	$8,821
Shares redeemed	(1,126)	(4,391)	(66,847)	(273,579)
Net increase (decrease)	(573)	(4,245)	$(34,270)	$(264,758)
Class M
Reinvestment of distributions	476	76	$28,053	$4,571
Shares redeemed	(1,044)	(491)	(61,981)	(30,000)
Net increase (decrease)	(568)	(415)	$(33,928)	$(25,429)
Class C
Reinvestment of distributions	379	47	$22,190	$2,802
Shares redeemed	(2,727)	(188)	(159,482)	(11,737)
Net increase (decrease)	(2,348)	(141)	$(137,292)	$(8,935)
Fidelity Managed Retirement 2005
Shares sold	–	60,758	$–	$3,652,284
Reinvestment of distributions	12,861	1,871	757,849	113,299
Shares redeemed	(60,941)	(36,512)	(3,661,552)	(2,242,724)
Net increase (decrease)	(48,080)	26,117	$(2,903,703)	$1,522,859
Class I
Shares sold	1,585	–	$93,293	$–
Reinvestment of distributions	85	10	5,000	611
Shares redeemed	(1,821)	–	(107,125)	–
Net increase (decrease)	(151)	10	$(8,832)	$611
Fidelity Managed Retirement 2010 Fund
Class A
Reinvestment of distributions	350	30	$19,815	$1,831
Shares redeemed	(147)	(496)	(8,328)	(29,871)
Net increase (decrease)	203	(466)	$11,487	$(28,040)
Class M
Reinvestment of distributions	44	5	$2,474	$289
Shares redeemed	–	–	–	–
Net increase (decrease)	44	5	$2,474	$289
Class C
Shares sold	–	9	$–	$538
Reinvestment of distributions	291	38	16,338	2,266
Shares redeemed	(52)	(1,542)	(3,001)	(96,370)
Net increase (decrease)	239	(1,495)	$13,337	$(93,566)
Fidelity Managed Retirement 2010
Shares sold	–	10,502	$–	$634,856
Reinvestment of distributions	25,931	3,546	1,468,531	213,604
Shares redeemed	(40,909)	(69,721)	(2,326,070)	(4,300,768)
Net increase (decrease)	(14,978)	(55,673)	$(857,539)	$(3,452,308)
Class I
Reinvestment of distributions	88	12	$4,983	$707
Net increase (decrease)	88	12	$4,983	$707
Fidelity Managed Retirement 2015 Fund
Class A
Shares sold	–	3,337	$–	$204,257
Reinvestment of distributions	1,080	29	57,960	1,777
Shares redeemed	(1,012)	(3,574)	(54,399)	(218,329)
Net increase (decrease)	68	(208)	$3,561	$(12,295)
Class M
Reinvestment of distributions	93	9	$5,007	$527
Shares redeemed	–	(1,201)	–	(72,678)
Net increase (decrease)	93	(1,192)	$5,007	$(72,151)
Class C
Reinvestment of distributions	547	25	$29,139	$1,507
Shares redeemed	(1,727)	–	(93,628)	–
Net increase (decrease)	(1,180)	25	$(64,489)	$1,507
Fidelity Managed Retirement 2015
Shares sold	–	1,825	$–	$109,468
Reinvestment of distributions	17,638	1,170	946,134	70,768
Shares redeemed	(24,672)	(44,125)	(1,333,473)	(2,707,652)
Net increase (decrease)	(7,034)	(41,130)	$(387,339)	$(2,527,416)
Class I
Reinvestment of distributions	962	72	$51,620	$4,390
Shares redeemed	(1,438)	(41)	(77,557)	(2,493)
Net increase (decrease)	(476)	31	$(25,937)	$1,897
Fidelity Managed Retirement 2020 Fund
Class A
Shares sold	–	161	$–	$10,000
Reinvestment of distributions	69	1	3,597	85
Shares redeemed	(11)	(968)	(563)	(56,479)
Net increase (decrease)	58	(806)	$3,034	$(46,394)
Class M
Reinvestment of distributions	721	35	$37,329	$2,012
Shares redeemed	(396)	(226)	(20,846)	(13,512)
Net increase (decrease)	325	(191)	$16,483	$(11,500)
Class C
Reinvestment of distributions	394	21	$20,237	$1,189
Shares redeemed	(70)	(59)	(3,626)	(3,382)
Net increase (decrease)	324	(38)	$16,611	$(2,193)
Fidelity Managed Retirement 2020
Shares sold	–	1,316	$–	$76,478
Reinvestment of distributions	14,765	1,312	765,746	76,684
Shares redeemed	(23,852)	(13,144)	(1,317,457)	(781,579)
Net increase (decrease)	(9,087)	(10,516)	$(551,711)	$(628,417)
Class I
Reinvestment of distributions	109	12	$5,681	$693
Shares redeemed	–	(162)	–	(10,000)
Net increase (decrease)	109	(150)	$5,681	$(9,307)
Fidelity Managed Retirement 2025 Fund
Class A
Reinvestment of distributions	2,323	186	$123,984	$11,058
Shares redeemed	(908)	(22)	(49,294)	(1,353)
Net increase (decrease)	1,415	164	$74,690	$9,705
Class M
Reinvestment of distributions	1,873	110	$99,923	$6,489
Shares redeemed	(401)	(470)	(21,798)	(28,648)
Net increase (decrease)	1,472	(360)	$78,125	$(22,159)
Class C
Reinvestment of distributions	836	96	$44,167	$5,616
Shares redeemed	(1,515)	(5,171)	(80,340)	(320,334)
Net increase (decrease)	(679)	(5,075)	$(36,173)	$(314,718)
Fidelity Managed Retirement 2025
Shares sold	–	17,285	$–	$1,029,554
Reinvestment of distributions	76,797	7,350	4,100,679	436,774
Shares redeemed	(108,469)	(149,785)	(6,107,488)	(9,197,756)
Net increase (decrease)	(31,672)	(125,150)	$(2,006,809)	$(7,731,428)
Class I
Reinvestment of distributions	287	27	$15,302	$1,635
Shares redeemed	(988)	(117)	(53,802)	(7,000)
Net increase (decrease)	(701)	(90)	$(38,500)	$(5,365)

8. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Income Fund and the Shareholders of Fidelity Managed Retirement Income Fund, Fidelity Managed Retirement 2005 Fund, Fidelity Managed Retirement 2010 Fund, Fidelity Managed Retirement 2015 Fund, Fidelity Managed Retirement 2020 Fund and Fidelity Managed Retirement 2025 Fund:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities of Fidelity Managed Retirement Income Fund, Fidelity Managed Retirement 2005 Fund, Fidelity Managed Retirement 2010 Fund, Fidelity Managed Retirement 2015 Fund, Fidelity Managed Retirement 2020 Fund and Fidelity Managed Retirement 2025 Fund (the "Funds"), each a fund of Fidelity Income Fund, including the schedules of investments, as of July 31, 2018, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds as of July 31, 2018, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds' financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of July 31, 2018, by correspondence with the custodians. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

September 18, 2018

We have served as the auditor of one or more of the Fidelity investment companies since 1999.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance.  If the interests of a fund and an underlying Fidelity® fund were to diverge, a conflict of interest could arise and affect how the Trustees and Members of the Advisory Board fulfill their fiduciary duties to the affected funds.  FMRC has structured the funds to avoid these potential conflicts, although there may be situations where a conflict of interest is unavoidable. In such instances, FMRC, the Trustees, and Members of the Advisory Board would take reasonable steps to minimize and, if possible, eliminate the conflict.  Each of the Trustees oversees 257 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the funds is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Each fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Marie L. Knowles serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates, and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present) and Chairman and Director of FMR (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds. Ms. McAuliffe previously served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company). Earlier roles at FIL included Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo. Ms. McAuliffe also was the Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe is also a director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Previously, Ms. Acton served as a Member of the Advisory Board of certain Fidelity® funds (2013-2016).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. He serves on the board of directors for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present) and K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as a Member of the Advisory Board of certain Fidelity® funds (2014-2016), president of the Business Roundtable (2011-2017), a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011), member of the Board of Trustees of the Annie E. Casey Foundation (2004-2015), and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Albert R. Gamper, Jr. (1942)

Year of Election or Appointment: 2006

Trustee

Mr. Gamper also serves as Trustee of other Fidelity® funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Chairman (2012-2015) and Vice Chairman (2011-2012) of the Independent Trustees of certain Fidelity® funds and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Mr. Gartland is Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007), and Chase Manhattan Bank (1975-1978).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Vice Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008), AGL Resources, Inc. (holding company, 2002-2016), and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company (pipeline and tanker operations). Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Santa Catalina Island Company (real estate, 2009-present). Ms. Knowles is a Member of the Investment Company Institute Board of Governors and a Member of the Governing Council of the Independent Directors Council (2014-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Vice Chairman of the Independent Trustees of certain Fidelity® funds (2012-2015).

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Mr. Murray is Vice Chairman (2013-present) of Meijer, Inc. (regional retail chain). Previously, Mr. Murray served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Chief Executive Officer (2013-2016) and President (2006-2013) of Meijer, Inc. Mr. Murray serves as a member of the Board of Directors and Nuclear Review and Public Policy and Responsibility Committees of DTE Energy Company (diversified energy company, 2009-present). Mr. Murray also serves as a member of the Board of Directors of Spectrum Health (not-for-profit health system, 2015-present). Mr. Murray previously served as President of Grand Valley State University (2001-2006), Treasurer for the State of Michigan (1999-2001), Vice President of Finance and Administration for Michigan State University (1998-1999), and a member of the Board of Directors and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray is also a director or trustee of many community and professional organizations.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Advisory Board Members and Officers:

Correspondence intended for a Member of the Advisory Board (if any) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.  Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Ann E. Dunwoody (1953)

Year of Election or Appointment: 2018

Member of the Advisory Board

General Dunwoody also serves as a Member of the Advisory Board of other Fidelity® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). She is the President of First to Four LLC (leadership and mentoring services, 2012-present). She also serves as a member of the Board of Directors and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor, and aerospace systems, 2013-present), Board of Directors and Nomination and Corporate Governance Committees of Kforce Inc. (professional staffing services, 2016-present) and Board of Directors of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as a member of the Board of Directors and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). Ms. Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board of Directors, Chair of the Nomination and Governance Committee and member of the Audit Committee of Logistics Management Institute (consulting non-profit, 2012-present), a member of the Board of Directors of the Army Historical Foundation (2015-present), a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-present) and a member of the Board of Trustees of Florida Institute of Technology (2015-present) and ThanksUSA (military family education non-profit, 2014-present).

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

Marc R. Bryant (1966)

Year of Election or Appointment: 2015

Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. Mr. Bryant serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2015-present) and FMR Co., Inc. (investment adviser firm, 2015-present); Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2015-present) and Fidelity Investments Money Management, Inc. (investment adviser firm, 2015-present); and CLO of Fidelity Management & Research (Hong Kong) Limited and FMR Investment Management (UK) Limited (investment adviser firms, 2015-present) and Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and CLO of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as President and Treasurer of certain Fidelity® funds (2013-2018). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

President and Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is an employee of Fidelity Investments (2017-present). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Assistant Treasurer of certain Fidelity® funds (2016-2018).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight, serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John B. McGinty, Jr. (1962)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. McGinty also serves as Chief Compliance Officer of other funds. Mr. McGinty is Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2016-present). Mr. McGinty previously served as Vice President, Senior Attorney at Eaton Vance Management (investment management firm, 2015-2016), and prior to Eaton Vance as global CCO for all firm operations and registered investment companies at GMO LLC (investment management firm, 2009-2015). Before joining GMO LLC, Mr. McGinty served as Senior Vice President, Deputy General Counsel for Fidelity Investments (2007-2009).

Rieco E. Mello (1969)

Year of Election or Appointment: 2017

Assistant Treasurer

Mr. Mello also serves as Assistant Treasurer of other funds. Mr. Mello serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (1995-present).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2015

Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)

Year of Election or Appointment: 2014

Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as President Fixed Income, High Income/Emerging Market Debt and Multi Asset Class Strategies of FIAM LLC (2018-present), President (2016-present) and Director (2014-present) of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm), President, Fixed Income (2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice Chairman of FIAM LLC (investment adviser firm, 2014-2018), a Director of FMR Investment Management (UK) Limited (investment adviser firm, 2015-2018), President Multi-Asset Class Strategies of FMR's Global Asset Allocation Division (2017-2018), Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond Group of Fidelity Management & Research (FMR) (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2013), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of certain Fidelity® funds (2008-2009).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2018) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Renee Stagnone (1975)

Year of Election or Appointment: 2016

Assistant Treasurer

Ms. Stagnone also serves as an officer of other funds. Ms. Stagnone serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (1997-present). Previously, Ms. Stagnone served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2018 to July 31, 2018).

Actual Expenses

The first line of the accompanying table for each Class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a Class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each Class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value February 1, 2018	Ending Account Value July 31, 2018	Expenses Paid During Period-B February 1, 2018 to July 31, 2018
Fidelity Managed Retirement Income Fund
Class A	.72%
Actual		$1,000.00	$989.70	$3.55
Hypothetical-C		$1,000.00	$1,021.22	$3.61
Class M	.97%
Actual		$1,000.00	$988.40	$4.78
Hypothetical-C		$1,000.00	$1,019.98	$4.86
Class C	1.47%
Actual		$1,000.00	$986.10	$7.24
Hypothetical-C		$1,000.00	$1,017.50	$7.35
Fidelity Managed Retirement Income	.47%
Actual		$1,000.00	$991.00	$2.32
Hypothetical-C		$1,000.00	$1,022.46	$2.36
Class I	.47%
Actual		$1,000.00	$991.00	$2.32
Hypothetical-C		$1,000.00	$1,022.46	$2.36
Fidelity Managed Retirement 2005 Fund
Class A	.74%
Actual		$1,000.00	$988.80	$3.65
Hypothetical-C		$1,000.00	$1,021.12	$3.71
Class M	.99%
Actual		$1,000.00	$987.50	$4.88
Hypothetical-C		$1,000.00	$1,019.89	$4.96
Class C	1.50%
Actual		$1,000.00	$985.30	$7.38
Hypothetical-C		$1,000.00	$1,017.36	$7.50
Fidelity Managed Retirement 2005	.49%
Actual		$1,000.00	$990.00	$2.42
Hypothetical-C		$1,000.00	$1,022.36	$2.46
Class I	.50%
Actual		$1,000.00	$990.20	$2.47
Hypothetical-C		$1,000.00	$1,022.32	$2.51
Fidelity Managed Retirement 2010 Fund
Class A	.79%
Actual		$1,000.00	$986.90	$3.89
Hypothetical-C		$1,000.00	$1,020.88	$3.96
Class M	1.03%
Actual		$1,000.00	$985.70	$5.07
Hypothetical-C		$1,000.00	$1,019.69	$5.16
Class C	1.53%
Actual		$1,000.00	$983.20	$7.52
Hypothetical-C		$1,000.00	$1,017.21	$7.65
Fidelity Managed Retirement 2010	.53%
Actual		$1,000.00	$988.20	$2.61
Hypothetical-C		$1,000.00	$1,022.17	$2.66
Class I	.53%
Actual		$1,000.00	$988.00	$2.61
Hypothetical-C		$1,000.00	$1,022.17	$2.66
Fidelity Managed Retirement 2015 Fund
Class A	.83%
Actual		$1,000.00	$984.80	$4.08
Hypothetical-C		$1,000.00	$1,020.68	$4.16
Class M	1.08%
Actual		$1,000.00	$983.60	$5.31
Hypothetical-C		$1,000.00	$1,019.44	$5.41
Class C	1.57%
Actual		$1,000.00	$981.10	$7.71
Hypothetical-C		$1,000.00	$1,017.01	$7.85
Fidelity Managed Retirement 2015	.58%
Actual		$1,000.00	$985.90	$2.86
Hypothetical-C		$1,000.00	$1,021.92	$2.91
Class I	.58%
Actual		$1,000.00	$986.00	$2.86
Hypothetical-C		$1,000.00	$1,021.92	$2.91
Fidelity Managed Retirement 2020 Fund
Class A	.87%
Actual		$1,000.00	$983.00	$4.28
Hypothetical-C		$1,000.00	$1,020.48	$4.36
Class M	1.12%
Actual		$1,000.00	$981.80	$5.50
Hypothetical-C		$1,000.00	$1,019.24	$5.61
Class C	1.62%
Actual		$1,000.00	$979.30	$7.95
Hypothetical-C		$1,000.00	$1,016.76	$8.10
Fidelity Managed Retirement 2020	.62%
Actual		$1,000.00	$984.20	$3.05
Hypothetical-C		$1,000.00	$1,021.72	$3.11
Class I	.61%
Actual		$1,000.00	$984.30	$3.00
Hypothetical-C		$1,000.00	$1,021.77	$3.06
Fidelity Managed Retirement 2025 Fund
Class A	.91%
Actual		$1,000.00	$982.00	$4.47
Hypothetical-C		$1,000.00	$1,020.28	$4.56
Class M	1.16%
Actual		$1,000.00	$980.80	$5.70
Hypothetical-C		$1,000.00	$1,019.04	$5.81
Class C	1.67%
Actual		$1,000.00	$978.30	$8.19
Hypothetical-C		$1,000.00	$1,016.51	$8.35
Fidelity Managed Retirement 2025	.66%
Actual		$1,000.00	$983.40	$3.25
Hypothetical-C		$1,000.00	$1,021.52	$3.31
Class I	.67%
Actual		$1,000.00	$983.30	$3.29
Hypothetical-C		$1,000.00	$1,021.47	$3.36

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Funds in which each Fund invests are not included in each Fund's annualized expense ratio.

 C 5% return per year before expenses

Distributions (Unaudited)

The Board of Trustees of each fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

	Pay Date	Record Date	Capital Gains
Fidelity Managed Retirement Income Fund
Class A	09/17/18	09/14/18	$0.962
Class M	09/17/18	09/14/18	$0.962
Class C	09/17/18	09/14/18	$0.962
Fidelity Managed Retirement Income	09/17/18	09/14/18	$0.962
Class I	09/17/18	09/14/18	$0.962
Fidelity Managed Retirement 2005 Fund
Class A	09/17/18	09/14/18	$1.241
Class M	09/17/18	09/14/18	$1.241
Class C	09/17/18	09/14/18	$1.241
Fidelity Managed Retirement 2005	09/17/18	09/14/18	$1.241
Class I	09/17/18	09/14/18	$1.241
Fidelity Managed Retirement 2010 Fund
Class A	09/17/18	09/14/18	$1.316
Class M	09/17/18	09/14/18	$1.316
Class C	09/17/18	09/14/18	$1.316
Fidelity Managed Retirement 2010	09/17/18	09/14/18	$1.316
Class I	09/17/18	09/14/18	$1.316
Fidelity Managed Retirement 2015 Fund
Class A	09/17/18	09/14/18	$1.565
Class M	09/17/18	09/14/18	$1.565
Class C	09/17/18	09/14/18	$1.565
Fidelity Managed Retirement 2015	09/17/18	09/14/18	$1.565
Class I	09/17/18	09/14/18	$1.565
Fidelity Managed Retirement 2020 Fund
Class A	09/17/18	09/14/18	$1.697
Class M	09/17/18	09/14/18	$1.697
Class C	09/17/18	09/14/18	$1.697
Fidelity Managed Retirement 2020	09/17/18	09/14/18	$1.697
Class I	09/17/18	09/14/18	$1.697
Fidelity Managed Retirement 2025 Fund
Class A	09/17/18	09/14/18	$1.830
Class M	09/17/18	09/14/18	$1.830
Class C	09/17/18	09/14/18	$1.830
Fidelity Managed Retirement 2025	09/17/18	09/14/18	$1.830
Class I	09/17/18	09/14/18	$1.830

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended July 31, 2018, or, if subsequently determined to be different, the net capital gain of such year.

Fidelity Managed Retirement Income Fund	$150,335
Fidelity Managed Retirement 2005 Fund	$140,828
Fidelity Managed Retirement 2010 Fund	$235,347
Fidelity Managed Retirement 2015 Fund	$133,778
Fidelity Managed Retirement 2020 Fund	$121,403
Fidelity Managed Retirement 2025 Fund	$670,465

A percentage of the dividends distributed during the fiscal year for the following funds were derived from interest on U.S. Government securities which is generally exempt from state income tax

Fidelity Managed Retirement Income Fund
Class A	23.31%
Class M	23.31%
Class C	23.31%
Fidelity Managed Retirement Income	23.31%
Class I	23.31%
Fidelity Managed Retirement 2005 Fund
Class A	21.19%
Class M	21.19%
Class C	21.19%
Fidelity Managed Retirement 2005	21.19%
Class I	21.19%
Fidelity Managed Retirement 2010 Fund
Class A	17.36%
Class M	17.36%
Class C	17.36%
Fidelity Managed Retirement 2010	17.36%
Class I	17.36%
Fidelity Managed Retirement 2015 Fund
Class A	13.65%
Class M	13.65%
Class C	13.65%
Fidelity Managed Retirement 2015	13.65%
Class I	13.65%
Fidelity Managed Retirement 2020 Fund
Class A	10.86%
Class M	10.86%
Class C	10.86%
Fidelity Managed Retirement 2020	10.86%
Class I	10.86%
Fidelity Managed Retirement 2025 Fund
Class A	9.39%
Class M	9.39%
Class C	9.39%
Fidelity Managed Retirement 2025	9.39%
Class I	9.39%

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

	Class A	Class M	Class C	Retail Class	Class I
Fidelity Managed Retirement Income Fund
August, 2017	0%	0%	0%	0%	0%
September, 2017	23%	38%	100%	17%	19%
October, 2017	30%	42%	71%	25%	25%
November, 2017	32%	46%	100%	25%	25%
December, 2017	28%	28%	31%	26%	26%
February, 2018	3%	4%	12%	3%	3%
March, 2018	4%	5%	18%	3%	3%
April, 2018	4%	5%	–	3%	3%
May, 2018	3%	4%	6%	3%	3%
June, 2018	3%	3%	5%	3%	3%
July, 2018	3%	4%	7%	3%	3%
Fidelity Managed Retirement 2005 Fund
August, 2017	0%	0%	0%	0%	0%
September, 2017	17%	17%	17%	17%	17%
October, 2017	37%	47%	–	31%	25%
November, 2017	36%	53%	100%	30%	30%
December, 2017	33%	34%	38%	31%	31%
February, 2018	4%	5%	18%	3%	3%
March, 2018	4%	6%	–	3%	3%
April, 2018	5%	6%	100%	3%	3%
May, 2018	4%	5%	9%	3%	3%
June, 2018	4%	5%	13%	3%	3%
July, 2018	4%	5%	58%	3%	3%
Fidelity Managed Retirement 2010 Fund
August, 2017	0%	0%	0%	0%	0%
September, 2017	39%	74%	–	25%	26%
October, 2017	45%	53%	97%	38%	38%
November, 2017	48%	74%	100%	38%	38%
December, 2017	40%	42%	46%	38%	38%
February, 2018	5%	5%	7%	4%	4%
March, 2018	6%	9%	–	4%	4%
April, 2018	6%	10%	–	4%	4%
May, 2018	5%	6%	16%	4%	4%
June, 2018	5%	7%	23%	4%	4%
July, 2018	5%	7%	25%	4%	4%
Fidelity Managed Retirement 2015 Fund
August, 2017	0%	0%	0%	0%	0%
September, 2017	67%	0%	–	26%	25%
October, 2017	45%	53%	88%	39%	37%
November, 2017	53%	94%	–	39%	39%
December, 2017	41%	42%	66%	40%	40%
February, 2018	7%	8%	6%	6%	6%
March, 2018	9%	17%	–	6%	6%
April, 2018	9%	25%	–	6%	6%
May, 2018	8%	10%	37%	6%	6%
June, 2018	9%	16%	–	6%	6%
July, 2018	8%	12%	100%	6%	7%
Fidelity Managed Retirement 2020 Fund
August, 2017	0%	0%	–	0%	0%
September, 2017	52%	100%	–	29%	25%
October, 2017	54%	70%	100%	44%	44%
November, 2017	58%	100%	–	44%	44%
December, 2017	47%	48%	52%	45%	45%
February, 2018	10%	12%	19%	9%	9%
March, 2018	16%	37%	–	9%	8%
April, 2018	14%	100%	–	9%	9%
May, 2018	12%	19%	–	9%	9%
June, 2018	16%	36%	–	9%	9%
July, 2018	12%	22%	–	9%	9%
Fidelity Managed Retirement 2025 Fund
August, 2017	0%	0%	–	0%	0%
September, 2017	100%	0%	–	31%	26%
October, 2017	60%	81%	100%	47%	47%
November, 2017	60%	100%	–	47%	45%
December, 2017	50%	51%	55%	48%	53%
February, 2018	13%	15%	24%	11%	11%
March, 2018	26%	0%	–	11%	12%
April, 2018	26%	0%	–	11%	11%
May, 2018	16%	24%	–	11%	11%
June, 2018	20%	100%	–	11%	11%
July, 2018	18%	44%	–	11%	11%

The funds will notify shareholders in January 2019 of amounts for use in preparing 2018 income tax returns.

AMRI-ANN-0918
1.9881733.101

Fidelity Managed Retirement Income Fund℠

Fidelity Managed Retirement 2005 Fund℠

Fidelity Managed Retirement 2010 Fund℠

Fidelity Managed Retirement 2015 Fund℠

Fidelity Managed Retirement 2020 Fund℠

Fidelity Managed Retirement 2025 Fund℠

Annual Report

July 31, 2018

Contents

Performance
Management's Discussion of Fund Performance
Fidelity Managed Retirement Income Fund℠
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Managed Retirement 2005 Fund℠
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Managed Retirement 2010 Fund℠
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Managed Retirement 2015 Fund℠
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Managed Retirement 2020 Fund℠
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Managed Retirement 2025 Fund℠
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Fidelity Managed Retirement Income Fund℠

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended July 31, 2018	Past 1 year	Past 5 years	Past 10 years
Fidelity Managed Retirement Income Fund℠	2.63%	4.30%	4.99%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Managed Retirement Income Fund℠, a class of the fund, on July 31, 2008.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Barclays U.S. Aggregate Bond Index performed over the same period.

Period Ending Values
$16,277	Fidelity Managed Retirement Income Fund℠
$14,424	Bloomberg Barclays U.S. Aggregate Bond Index

Fidelity Managed Retirement 2005 Fund℠

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended July 31, 2018	Past 1 year	Past 5 years	Past 10 years
Fidelity Managed Retirement 2005 Fund℠	2.97%	5.23%	5.66%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Managed Retirement 2005 Fund℠, a class of the fund, on July 31, 2008.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Barclays U.S. Aggregate Bond Index performed over the same period.

Period Ending Values
$17,335	Fidelity Managed Retirement 2005 Fund℠
$14,424	Bloomberg Barclays U.S. Aggregate Bond Index

Fidelity Managed Retirement 2010 Fund℠

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended July 31, 2018	Past 1 year	Past 5 years	Past 10 years
Fidelity Managed Retirement 2010 Fund℠	3.87%	5.88%	6.09%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Managed Retirement 2010 Fund℠, a class of the fund, on July 31, 2008.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Barclays U.S. Aggregate Bond Index performed over the same period.

Period Ending Values
$18,055	Fidelity Managed Retirement 2010 Fund℠
$14,424	Bloomberg Barclays U.S. Aggregate Bond Index

Fidelity Managed Retirement 2015 Fund℠

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended July 31, 2018	Past 1 year	Past 5 years	Past 10 years
Fidelity Managed Retirement 2015 Fund℠	4.73%	6.35%	6.34%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Managed Retirement 2015 Fund℠, a class of the fund, on July 31, 2008.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Barclays U.S. Aggregate Bond Index performed over the same period.

Period Ending Values
$18,491	Fidelity Managed Retirement 2015 Fund℠
$14,424	Bloomberg Barclays U.S. Aggregate Bond Index

Fidelity Managed Retirement 2020 Fund℠

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended July 31, 2018	Past 1 year	Past 5 years	Past 10 years
Fidelity Managed Retirement 2020 Fund℠	5.56%	6.75%	6.59%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Managed Retirement 2020 Fund℠, a class of the fund, on July 31, 2008.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index and the Bloomberg Barclays U.S. Aggregate Bond Index performed over the same period.

Period Ending Values
$18,927	Fidelity Managed Retirement 2020 Fund℠
$14,424	Bloomberg Barclays U.S. Aggregate Bond Index
$27,551	S&P 500® Index

Going forward, the fund’s performance will be compared to the Bloomberg Barclays U.S. Aggregate Bond Index, rather than the S&P 500® Index. The Bloomberg Barclays U.S. Aggregate Bond Index more closely represents the fund’s investment strategy, as fixed-income and short-term funds currently represent the majority of the fund’s assets.

Fidelity Managed Retirement 2025 Fund℠

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended July 31, 2018	Past 1 year	Past 5 years	Past 10 years
Fidelity Managed Retirement 2025 Fund℠	6.01%	7.11%	6.95%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Managed Retirement 2025 Fund℠, a class of the fund, on July 31, 2008.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Period Ending Values
$19,575	Fidelity Managed Retirement 2025 Fund℠
$27,551	S&P 500® Index

Management's Discussion of Fund Performance

Market Recap:  Steady global economic expansion, along with increased concerns about trade protectionism, rising interest rates and higher volatility set the backdrop for global securities markets for much of the 12 months ending July 31, 2018. The U.S. equity bellwether S&P 500® index gained 16.24%, despite a resurgence in volatility. Stocks maintained their steady growth until a sharp reversal in February, as volatility spiked amid fear that rising inflation would prompt the U.S. Federal Reserve to pick up the pace of interest rate hikes. The index posted its first negative monthly result since October 2016, and then lost further ground in March on fear of a global trade war.
The U.S. equity market stabilized in April and trended upward through July, boosted by strong corporate earnings that helped the S&P 500 rise 3.72% that month to cap the period. By sector, information technology (+28%) led the way, boosted by strong earnings growth, while consumer discretionary rose roughly 24%. Energy (+20%) gained alongside higher oil prices. Laggards were telecommunication services (-2%), consumer staples (0%) and utilities (+3%).
Looking abroad, the MSCI ACWI (All Country World Index) ex USA Index returned 6.13% for the 12 months. Manufacturing and export activity – plus a generally weak U.S. dollar – underpinned markets early on, as international stocks rose roughly 14% through the end of January. But the index reversed sharply in February and went on to return about -7% for the second half of the period, with much of the loss tied to foreign exchange as the dollar rebounded. For the full 12 months, Japan returned +9%, outperforming the rest of the Asia-Pacific region (+6%). Crude-oil commodity-price strength buoyed Canada (+8%). Europe (5%) lagged the index, while emerging markets posted a similarly moderate gain.
In U.S. fixed income, the Bloomberg Barclays U.S. Aggregate Bond Index returned -0.80% this period. Global monetary policy tightened, with the Fed raising policy rates by a quarter percentage point in March and June. The Bank of England signaled a potential rate increase in coming months, and the European Central Bank made plans to end its bond-buying program. Sector performance was in a fairly tight range, with asset-backed securities eking out a gain, while most other index categories modestly declined.

Comments from Co-Portfolio Managers Andrew Dierdorf and Brett Sumsion:  For the fiscal year, returns for Fidelity Managed Retirement Funds’ share classes (excluding sales charges, if applicable) ranged from about 2.5% to about 6%, with performance trending higher along the vintage spectrum (i.e., horizon date). Funds with shorter-term horizons – those with more exposure to fixed-income and short-term securities and lower equity exposure – generated lower single-digit returns during the past year. Funds with longer time horizons – those that invest in a greater percentage of equities and less fixed-income and short-term exposure – generated increasingly higher single-digit returns. Versus Composites, each Fidelity Managed Retirement Fund underperformed this period. The Funds’ underweighting in U.S. equities was the biggest relative detractor. Performance among underlying U.S. equity fund investments also held back Fidelity Managed Retirement Funds’ relative results this period. Value and income-oriented fund strategies generally underperformed growth-oriented investments, due largely to a market environment that favored highly priced growth stocks over value stocks. Conversely, the Funds’ overweighting in non-U.S. equities added value relative to Composites. In addition, the Funds benefited from fixed-income positioning. In particular, outperformance and an underweighting in investment-grade debt was helpful.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Notes to Shareholders:  At its May 2018 meeting, the Board of Trustees approved incremental updates to the strategic asset allocation (i.e., glide path) of Fidelity Managed Retirement Funds, adding U.S. Treasury Inflation-Protected Securities and long-term U.S. Treasury bonds as fixed exposures in the Funds’ bond allocations, while reducing the equity and short-term debt allocations for shorter-dated Portfolios. These glide path updates are expected to be fully implemented by the end of 2018.
The Funds’ short-term benchmark changed from Bloomberg Barclays 3-Month Treasury Bellwether to the Bloomberg Barclays U.S. 3-6 Month Treasury Index. The new index has a similar risk/return profile but increased relative liquidity.

Fidelity Managed Retirement Income Fund℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of July 31, 2018

% of fund's net assets
Fidelity Series Investment Grade Bond Fund	37.2
Fidelity Series Government Money Market Fund 1.98%	20.2
Fidelity Series Inflation-Protected Bond Index Fund	10.5
Fidelity Series Short-Term Credit Fund	5.1
Fidelity Series Long-Term Treasury Bond Index Fund	3.5
Fidelity Series Emerging Markets Opportunities Fund	3.1
Fidelity Series International Value Fund	2.3
Fidelity Series International Growth Fund	2.2
Fidelity Series Commodity Strategy Fund	2.0
Fidelity Series Intrinsic Opportunities Fund	1.8
87.9

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	12.5%
International Equity Funds	8.3%
Bond Funds	53.9%
Short-Term Funds	25.3%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Managed Retirement Income Fund℠

Schedule of Investments July 31, 2018

Showing Percentage of Net Assets

Domestic Equity Funds - 12.5%
	Shares	Value
Fidelity Series 100 Index Fund (a)	20	$363
Fidelity Series All-Sector Equity Fund (a)	3,730	49,054
Fidelity Series Blue Chip Growth Fund (a)	3,260	51,872
Fidelity Series Commodity Strategy Fund (a)	26,447	140,965
Fidelity Series Growth & Income Fund (a)	6,851	112,022
Fidelity Series Growth Company Fund (a)	5,557	104,920
Fidelity Series Intrinsic Opportunities Fund (a)	6,626	124,494
Fidelity Series Large Cap Value Index Fund (a)	2,409	31,263
Fidelity Series Opportunistic Insights Fund (a)	2,978	56,495
Fidelity Series Small Cap Discovery Fund (a)	1,250	15,239
Fidelity Series Small Cap Opportunities Fund (a)	3,029	46,830
Fidelity Series Stock Selector Large Cap Value Fund (a)	6,567	85,509
Fidelity Series Value Discovery Fund (a)	4,467	60,488
TOTAL DOMESTIC EQUITY FUNDS
(Cost $798,302)		879,514

International Equity Funds - 8.3%
Fidelity Series Canada Fund (a)	1,484	16,098
Fidelity Series Emerging Markets Opportunities Fund (a)	10,696	216,061
Fidelity Series International Growth Fund (a)	9,684	158,436
Fidelity Series International Small Cap Fund (a)	2,100	37,953
Fidelity Series International Value Fund (a)	15,068	158,963
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $555,368)		587,511

Bond Funds - 53.9%
Fidelity Series Emerging Markets Debt Fund (a)	4,217	40,866
Fidelity Series Floating Rate High Income Fund (a)	1,861	17,678
Fidelity Series High Income Fund (a)	9,633	92,089
Fidelity Series Inflation-Protected Bond Index Fund (a)	76,196	740,627
Fidelity Series International Credit Fund (a)	508	4,998
Fidelity Series Investment Grade Bond Fund (a)	239,887	2,621,965
Fidelity Series Long-Term Treasury Bond Index Fund (a)	29,862	251,140
Fidelity Series Real Estate Income Fund (a)	3,029	33,223
TOTAL BOND FUNDS
(Cost $3,902,679)		3,802,586

Short-Term Funds - 25.3%
Fidelity Series Government Money Market Fund 1.98% (a)(b)	1,425,208	1,425,208
Fidelity Series Short-Term Credit Fund (a)	36,148	356,417
TOTAL SHORT-TERM FUNDS
(Cost $1,786,400)		1,781,625
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $7,042,749)		7,051,236
NET OTHER ASSETS (LIABILITIES) - 0.0%		(2,834)
NET ASSETS - 100%		$7,048,402

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$53,599	$1,023	$58,733	$1,021	$26,729	$(22,255)	$363
Fidelity Series All-Sector Equity Fund	100,754	13,782	65,586	12,758	1,106	(1,002)	49,054
Fidelity Series Blue Chip Growth Fund	102,044	12,076	72,552	11,078	5,731	4,573	51,872
Fidelity Series Canada Fund	--	32,476	17,211	319	246	587	16,098
Fidelity Series Commodity Strategy Fund	234,136	15,040	115,650	1,217	6,652	787	140,965
Fidelity Series Emerging Markets Debt Fund	67,678	4,745	27,639	4,245	(1,305)	(2,613)	40,866
Fidelity Series Emerging Markets Opportunities Fund	535,409	31,953	374,623	10,339	41,918	(18,596)	216,061
Fidelity Series Floating Rate High Income Fund	28,257	1,297	11,767	1,296	(24)	(85)	17,678
Fidelity Series Government Money Market Fund 1.98%	2,226,650	544,612	1,346,054	31,460	--	--	1,425,208
Fidelity Series Growth & Income Fund	235,591	15,670	153,180	12,771	9,564	4,377	112,022
Fidelity Series Growth Company Fund	202,742	18,294	141,395	17,815	17,817	7,462	104,920
Fidelity Series High Income Fund	169,753	9,469	84,146	9,465	(1,193)	(1,794)	92,089
Fidelity Series Inflation-Protected Bond Index Fund	430,047	498,072	179,332	8,763	(3,427)	(4,733)	740,627
Fidelity Series International Credit Fund	5,663	174	741	137	(8)	(53)	4,998
Fidelity Series International Growth Fund	327,958	8,907	195,095	8,894	12,015	4,651	158,436
Fidelity Series International Small Cap Fund	75,432	4,212	45,266	4,206	3,748	(173)	37,953
Fidelity Series International Value Fund	331,860	13,224	190,473	8,881	9,150	(4,798)	158,963
Fidelity Series Intrinsic Opportunities Fund	240,891	11,102	145,595	11,098	11,555	6,541	124,494
Fidelity Series Investment Grade Bond Fund	4,250,329	267,513	1,759,803	116,257	(45,517)	(90,557)	2,621,965
Fidelity Series Large Cap Value Index Fund	65,482	3,682	40,533	2,470	2,156	476	31,263
Fidelity Series Long-Term Treasury Bond Index Fund	106,209	292,015	136,622	5,013	(5,561)	(4,901)	251,140
Fidelity Series Opportunistic Insights Fund	112,951	13,945	77,893	13,636	6,007	1,485	56,495
Fidelity Series Real Estate Equity Fund	20,423	1,829	20,687	1,074	(1,119)	(446)	--
Fidelity Series Real Estate Income Fund	53,628	3,196	21,657	3,193	(738)	(1,206)	33,223
Fidelity Series Short-Term Credit Fund	947,882	47,061	629,588	12,556	(4,162)	(4,776)	356,417
Fidelity Series Small Cap Discovery Fund	30,163	1,310	17,850	1,249	1,424	192	15,239
Fidelity Series Small Cap Opportunities Fund	91,011	9,593	58,809	9,529	4,512	523	46,830
Fidelity Series Stock Selector Large Cap Value Fund	176,654	15,152	105,422	12,707	1,818	(2,693)	85,509
Fidelity Series Value Discovery Fund	124,457	9,654	74,693	6,305	1,477	(407)	60,488
Total	$11,347,653	$1,901,078	$6,168,595	$339,752	$100,571	$(129,434)	$7,051,236

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement Income Fund℠

Financial Statements

Statement of Assets and Liabilities

		July 31, 2018
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $7,042,749)	$7,051,236
Total Investment in Securities (cost $7,042,749)		$7,051,236
Cash		1
Receivable for investments sold		345,076
Total assets		7,396,313
Liabilities
Payable for investments purchased	$344,323
Payable for fund shares redeemed	753
Accrued management fee	2,739
Distribution and service plan fees payable	96
Total liabilities		347,911
Net Assets		$7,048,402
Net Assets consist of:
Paid in capital		$6,926,673
Undistributed net investment income		11,925
Accumulated undistributed net realized gain (loss) on investments		101,317
Net unrealized appreciation (depreciation) on investments		8,487
Net Assets		$7,048,402
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($147,063 ÷ 2,555.42 shares)		$57.55
Maximum offering price per share (100/94.25 of $57.55)		$61.06
Class M:
Net Asset Value and redemption price per share ($54,845 ÷ 952.42 shares)		$57.58
Maximum offering price per share (100/96.50 of $57.58)		$59.67
Class C:
Net Asset Value and offering price per share ($50,909 ÷ 887.53 shares)(a)		$57.36
Fidelity Managed Retirement Income:
Net Asset Value, offering price and redemption price per share ($6,734,095 ÷ 117,043.27 shares)		$57.54
Class I:
Net Asset Value, offering price and redemption price per share ($61,490 ÷ 1,069.08 shares)		$57.52

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended July 31, 2018
Investment Income
Dividends:
Affiliated issuers		$220,606
Expenses
Management fee	$46,202
Distribution and service plan fees	1,333
Independent trustees' fees and expenses	41
Total expenses before reductions	47,576
Expense reductions	(178)
Total expenses after reductions		47,398
Net investment income (loss)		173,208
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	100,571
Capital gain distributions from underlying funds:
Affiliated issuers	119,146
Total net realized gain (loss)		219,717
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	(129,434)
Total change in net unrealized appreciation (depreciation)		(129,434)
Net gain (loss)		90,283
Net increase (decrease) in net assets resulting from operations		$263,491

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended July 31, 2018	Year ended July 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$173,208	$195,011
Net realized gain (loss)	219,717	879,557
Change in net unrealized appreciation (depreciation)	(129,434)	(466,546)
Net increase (decrease) in net assets resulting from operations	263,491	608,022
Distributions to shareholders from net investment income	(174,936)	(184,761)
Distributions to shareholders from net realized gain	(724,656)	(14,929)
Total distributions	(899,592)	(199,690)
Share transactions - net increase (decrease)	(3,658,643)	(2,860,773)
Total increase (decrease) in net assets	(4,294,744)	(2,452,441)
Net Assets
Beginning of period	11,343,146	13,795,587
End of period	$7,048,402	$11,343,146
Other Information
Undistributed net investment income end of period	$11,925	$13,918

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Managed Retirement Income Fund Class A

Years ended July 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$61.00	$59.02	$58.61	$57.41	$54.16
Income from Investment Operations
Net investment income (loss)A	.884	.756	.758	.686	.708
Net realized and unrealized gain (loss)	.494	2.008	.457	1.311	3.351
Total from investment operations	1.378	2.764	1.215	1.997	4.059
Distributions from net investment income	(.853)	(.717)	(.754)	(.658)	(.686)
Distributions from net realized gain	(3.975)	(.067)	(.051)	(.139)	(.123)
Total distributions	(4.828)	(.784)	(.805)	(.797)	(.809)
Net asset value, end of period	$57.55	$61.00	$59.02	$58.61	$57.41
Total ReturnB,C	2.35%	4.73%	2.12%	3.50%	7.54%
Ratios to Average Net AssetsD,E
Expenses before reductions	.71%F	.32%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.71%F	.32%	.25%	.25%	.25%
Expenses net of all reductions	.71%F	.32%	.25%	.25%	.25%
Net investment income (loss)	1.51%	1.27%	1.32%	1.18%	1.26%
Supplemental Data
Net assets, end of period (000 omitted)	$147	$287	$293	$432	$419
Portfolio turnover rateD	19%	111%	47%	33%	26%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the sales charges.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement Income Fund Class M

Years ended July 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$61.04	$59.07	$58.67	$57.46	$54.24
Income from Investment Operations
Net investment income (loss)A	.734	.608	.615	.540	.581
Net realized and unrealized gain (loss)	.499	2.008	.450	1.318	3.339
Total from investment operations	1.233	2.616	1.065	1.858	3.920
Distributions from net investment income	(.718)	(.579)	(.614)	(.509)	(.577)
Distributions from net realized gain	(3.975)	(.067)	(.051)	(.139)	(.123)
Total distributions	(4.693)	(.646)	(.665)	(.648)	(.700)
Net asset value, end of period	$57.58	$61.04	$59.07	$58.67	$57.46
Total ReturnB,C	2.10%	4.47%	1.86%	3.25%	7.26%
Ratios to Average Net AssetsD,E
Expenses before reductions	.97%	.57%	.50%	.50%	.49%F
Expenses net of fee waivers, if any	.97%	.57%	.50%	.50%	.49%F
Expenses net of all reductions	.96%	.57%	.50%	.50%	.49%F
Net investment income (loss)	1.26%	1.02%	1.07%	.93%	1.02%
Supplemental Data
Net assets, end of period (000 omitted)	$55	$82	$86	$90	$26
Portfolio turnover rateD	19%	111%	47%	33%	26%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the sales charges.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement Income Fund Class C

Years ended July 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$60.85	$58.91	$58.53	$57.34	$54.13
Income from Investment Operations
Net investment income (loss)A	.439	.310	.328	.245	.293
Net realized and unrealized gain (loss)	.497	2.009	.435	1.323	3.354
Total from investment operations	.936	2.319	.763	1.568	3.647
Distributions from net investment income	(.451)	(.312)	(.332)	(.239)	(.314)
Distributions from net realized gain	(3.975)	(.067)	(.051)	(.139)	(.123)
Total distributions	(4.426)	(.379)	(.383)	(.378)	(.437)
Net asset value, end of period	$57.36	$60.85	$58.91	$58.53	$57.34
Total ReturnB,C	1.59%	3.96%	1.34%	2.72%	6.76%
Ratios to Average Net AssetsD,E
Expenses before reductions	1.47%	1.07%	1.00%	1.01%F	.99%F
Expenses net of fee waivers, if any	1.47%	1.07%	1.00%	1.01%F	.99%F
Expenses net of all reductions	1.46%	1.07%	1.00%	1.01%F	.99%F
Net investment income (loss)	.76%	.52%	.57%	.42%	.52%
Supplemental Data
Net assets, end of period (000 omitted)	$51	$52	$58	$60	$325
Portfolio turnover rateD	19%	111%	47%	33%	26%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the contingent deferred sales charge.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement Income Fund

Years ended July 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$61.00	$59.01	$58.61	$57.41	$54.15
Income from Investment Operations
Net investment income (loss)A	1.024	.905	.901	.831	.851
Net realized and unrealized gain (loss)	.512	2.003	.452	1.313	3.358
Total from investment operations	1.536	2.908	1.353	2.144	4.209
Distributions from net investment income	(1.021)	(.851)	(.902)	(.805)	(.826)
Distributions from net realized gain	(3.975)	(.067)	(.051)	(.139)	(.123)
Total distributions	(4.996)	(.918)	(.953)	(.944)	(.949)
Net asset value, end of period	$57.54	$61.00	$59.01	$58.61	$57.41
Total ReturnB	2.63%	4.98%	2.37%	3.76%	7.82%
Ratios to Average Net AssetsC,D
Expenses before reductions	.47%	.07%	- %E	- %E	- %E
Expenses net of fee waivers, if any	.47%	.07%	-%	-%	-%
Expenses net of all reductions	.46%	.07%	-%	-%	-%
Net investment income (loss)	1.76%	1.52%	1.57%	1.43%	1.51%
Supplemental Data
Net assets, end of period (000 omitted)	$6,734	$10,828	$13,227	$14,208	$9,774
Portfolio turnover rateC	19%	111%	47%	33%	26%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Amounts do not include the activity of the Underlying Funds.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement Income Fund Class I

Years ended July 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$60.99	$58.99	$58.59	$57.39	$54.14
Income from Investment Operations
Net investment income (loss)A	1.025	.906	.899	.830	.856
Net realized and unrealized gain (loss)	.500	2.013	.454	1.314	3.343
Total from investment operations	1.525	2.919	1.353	2.144	4.199
Distributions from net investment income	(1.020)	(.852)	(.902)	(.805)	(.826)
Distributions from net realized gain	(3.975)	(.067)	(.051)	(.139)	(.123)
Total distributions	(4.995)	(.919)	(.953)	(.944)	(.949)
Net asset value, end of period	$57.52	$60.99	$58.99	$58.59	$57.39
Total ReturnB	2.62%	5.01%	2.37%	3.76%	7.81%
Ratios to Average Net AssetsC,D
Expenses before reductions	.46%E	.07%	- %F	- %F	- %F
Expenses net of fee waivers, if any	.46%E	.07%	-%	-%	-%
Expenses net of all reductions	.46%E	.07%	-%	-%	-%
Net investment income (loss)	1.76%	1.52%	1.57%	1.43%	1.51%
Supplemental Data
Net assets, end of period (000 omitted)	$61	$94	$131	$90	$61
Portfolio turnover rateC	19%	111%	47%	33%	26%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Amounts do not include the activity of the Underlying Funds.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 F Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2005 Fund℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of July 31, 2018

% of fund's net assets
Fidelity Series Investment Grade Bond Fund	36.5
Fidelity Series Government Money Market Fund 1.98%	19.2
Fidelity Series Inflation-Protected Bond Index Fund	9.8
Fidelity Series Short-Term Credit Fund	4.8
Fidelity Series Long-Term Treasury Bond Index Fund	3.7
Fidelity Series Emerging Markets Opportunities Fund	3.5
Fidelity Series International Value Fund	2.5
Fidelity Series International Growth Fund	2.4
Fidelity Series Intrinsic Opportunities Fund	2.0
Fidelity Series Commodity Strategy Fund	2.0
86.4

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	14.1%
International Equity Funds	9.2%
Bond Funds	52.7%
Short-Term Funds	24.0%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Managed Retirement 2005 Fund℠

Schedule of Investments July 31, 2018

Showing Percentage of Net Assets

Domestic Equity Funds - 14.1%
	Shares	Value
Fidelity Series 100 Index Fund (a)	15	$277
Fidelity Series All-Sector Equity Fund (a)	3,878	50,997
Fidelity Series Blue Chip Growth Fund (a)	3,390	53,927
Fidelity Series Commodity Strategy Fund (a)	23,950	127,651
Fidelity Series Growth & Income Fund (a)	7,121	116,432
Fidelity Series Growth Company Fund (a)	5,776	109,053
Fidelity Series Intrinsic Opportunities Fund (a)	6,887	129,407
Fidelity Series Large Cap Value Index Fund (a)	2,505	32,511
Fidelity Series Opportunistic Insights Fund (a)	3,096	58,733
Fidelity Series Small Cap Discovery Fund (a)	1,301	15,858
Fidelity Series Small Cap Opportunities Fund (a)	3,149	48,683
Fidelity Series Stock Selector Large Cap Value Fund (a)	6,826	88,881
Fidelity Series Value Discovery Fund (a)	4,644	62,881
TOTAL DOMESTIC EQUITY FUNDS
(Cost $812,435)		895,291

International Equity Funds - 9.2%
Fidelity Series Canada Fund (a)	1,472	15,975
Fidelity Series Emerging Markets Opportunities Fund (a)	10,961	221,403
Fidelity Series International Growth Fund (a)	9,588	156,867
Fidelity Series International Small Cap Fund (a)	2,081	37,609
Fidelity Series International Value Fund (a)	14,918	157,387
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $557,050)		589,241

Bond Funds - 52.7%
Fidelity Series Emerging Markets Debt Fund (a)	3,853	37,340
Fidelity Series Floating Rate High Income Fund (a)	1,681	15,974
Fidelity Series High Income Fund (a)	8,724	83,403
Fidelity Series Inflation-Protected Bond Index Fund (a)	64,126	623,309
Fidelity Series International Credit Fund (a)	344	3,381
Fidelity Series Investment Grade Bond Fund (a)	213,032	2,328,440
Fidelity Series Long-Term Treasury Bond Index Fund (a)	28,305	238,049
Fidelity Series Real Estate Income Fund (a)	2,729	29,933
TOTAL BOND FUNDS
(Cost $3,447,874)		3,359,829

Short-Term Funds - 24.0%
Fidelity Series Government Money Market Fund 1.98% (a)(b)	1,225,749	1,225,749
Fidelity Series Short-Term Credit Fund (a)	31,095	306,599
TOTAL SHORT-TERM FUNDS
(Cost $1,536,624)		1,532,348
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $6,353,983)		6,376,709
NET OTHER ASSETS (LIABILITIES) - 0.0%		(2,878)
NET ASSETS - 100%		$6,373,831

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$56,868	$2,338	$62,836	$918	$28,048	$(24,141)	$277
Fidelity Series All-Sector Equity Fund	106,903	13,786	70,349	11,127	1,765	(1,108)	50,997
Fidelity Series Blue Chip Growth Fund	108,267	13,271	76,554	10,529	4,124	4,819	53,927
Fidelity Series Canada Fund	--	30,984	15,861	272	259	593	15,975
Fidelity Series Commodity Strategy Fund	206,740	17,834	100,944	954	3,195	826	127,651
Fidelity Series Emerging Markets Debt Fund	60,536	5,327	25,900	3,323	(263)	(2,360)	37,340
Fidelity Series Emerging Markets Opportunities Fund	517,918	50,448	369,861	8,501	40,228	(17,330)	221,403
Fidelity Series Floating Rate High Income Fund	25,278	1,654	10,862	1,009	(22)	(74)	15,974
Fidelity Series Government Money Market Fund 1.98%	1,821,465	483,262	1,078,978	22,714	--	--	1,225,749
Fidelity Series Growth & Income Fund	249,973	18,782	164,392	12,585	7,630	4,439	116,432
Fidelity Series Growth Company Fund	215,087	21,602	150,162	16,131	14,978	7,548	109,053
Fidelity Series High Income Fund	151,884	11,171	77,520	7,351	(525)	(1,607)	83,403
Fidelity Series Inflation-Protected Bond Index Fund	367,711	424,565	163,504	6,482	(1,443)	(4,020)	623,309
Fidelity Series International Credit Fund	5,101	146	1,780	114	(18)	(35)	3,381
Fidelity Series International Growth Fund	331,436	15,654	205,410	7,629	10,704	4,483	156,867
Fidelity Series International Small Cap Fund	76,229	5,547	47,148	3,612	3,205	(224)	37,609
Fidelity Series International Value Fund	335,403	19,388	201,379	7,617	8,926	(4,951)	157,387
Fidelity Series Intrinsic Opportunities Fund	249,469	18,037	155,982	11,019	11,066	6,817	129,407
Fidelity Series Investment Grade Bond Fund	3,707,152	328,791	1,616,292	88,781	(11,728)	(79,483)	2,328,440
Fidelity Series Large Cap Value Index Fund	69,477	3,935	43,493	2,205	2,138	454	32,511
Fidelity Series Long-Term Treasury Bond Index Fund	93,409	265,076	113,351	3,929	(2,549)	(4,536)	238,049
Fidelity Series Opportunistic Insights Fund	119,844	15,086	83,180	12,067	5,522	1,461	58,733
Fidelity Series Real Estate Equity Fund	21,952	2,111	22,720	998	(864)	(479)	--
Fidelity Series Real Estate Income Fund	47,956	3,799	20,381	2,587	(365)	(1,076)	29,933
Fidelity Series Short-Term Credit Fund	768,230	51,467	507,043	9,090	(1,778)	(4,277)	306,599
Fidelity Series Small Cap Discovery Fund	32,002	2,335	19,727	1,308	1,063	185	15,858
Fidelity Series Small Cap Opportunities Fund	96,562	11,361	63,128	8,951	4,159	(271)	48,683
Fidelity Series Stock Selector Large Cap Value Fund	187,439	15,825	114,404	11,181	2,950	(2,929)	88,881
Fidelity Series Value Discovery Fund	132,047	11,036	81,258	5,616	1,530	(474)	62,881
Total	$10,162,338	$1,864,618	$5,664,399	$278,600	$131,935	$(117,750)	$6,376,709

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2005 Fund℠

Financial Statements

Statement of Assets and Liabilities

		July 31, 2018
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $6,353,983)	$6,376,709
Total Investment in Securities (cost $6,353,983)		$6,376,709
Cash		2
Receivable for investments sold		300,261
Total assets		6,676,972
Liabilities
Payable for investments purchased	$299,343
Payable for fund shares redeemed	919
Accrued management fee	2,638
Distribution and service plan fees payable	241
Total liabilities		303,141
Net Assets		$6,373,831
Net Assets consist of:
Paid in capital		$6,211,303
Undistributed net investment income		10,199
Accumulated undistributed net realized gain (loss) on investments		129,603
Net unrealized appreciation (depreciation) on investments		22,726
Net Assets		$6,373,831
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($279,344 ÷ 4,756.05 shares)		$58.73
Maximum offering price per share (100/94.25 of $58.73)		$62.31
Class M:
Net Asset Value and redemption price per share ($242,089 ÷ 4,120.50 shares)		$58.75
Maximum offering price per share (100/96.50 of $58.75)		$60.88
Class C:
Net Asset Value and offering price per share ($98,274 ÷ 1,681.44 shares)(a)		$58.45
Fidelity Managed Retirement 2005:
Net Asset Value, offering price and redemption price per share ($5,732,937 ÷ 97,579.22 shares)		$58.75
Class I:
Net Asset Value, offering price and redemption price per share ($21,187 ÷ 360.78 shares)		$58.73

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended July 31, 2018
Investment Income
Dividends:
Affiliated issuers		$171,737
Expenses
Management fee	$38,114
Distribution and service plan fees	3,590
Independent trustees' fees and expenses	32
Total expenses before reductions	41,736
Expense reductions	(171)
Total expenses after reductions		41,565
Net investment income (loss)		130,172
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	131,935
Capital gain distributions from underlying funds:
Affiliated issuers	106,863
Total net realized gain (loss)		238,798
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	(117,750)
Total change in net unrealized appreciation (depreciation)		(117,750)
Net gain (loss)		121,048
Net increase (decrease) in net assets resulting from operations		$251,220

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended July 31, 2018	Year ended July 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$130,172	$148,140
Net realized gain (loss)	238,798	862,246
Change in net unrealized appreciation (depreciation)	(117,750)	(260,347)
Net increase (decrease) in net assets resulting from operations	251,220	750,039
Distributions to shareholders from net investment income	(131,031)	(138,732)
Distributions to shareholders from net realized gain	(786,025)	(48,306)
Total distributions	(917,056)	(187,038)
Share transactions - net increase (decrease)	(3,118,025)	1,224,348
Total increase (decrease) in net assets	(3,783,861)	1,787,349
Net Assets
Beginning of period	10,157,692	8,370,343
End of period	$6,373,831	$10,157,692
Other Information
Undistributed net investment income end of period	$10,199	$11,426

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Managed Retirement 2005 Fund Class A

Years ended July 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$63.39	$60.26	$60.57	$58.78	$54.81
Income from Investment Operations
Net investment income (loss)A	.874	.788	.801	.724	.735
Net realized and unrealized gain (loss)	.747	3.402	.274	1.910	4.084
Total from investment operations	1.621	4.190	1.075	2.634	4.819
Distributions from net investment income	(.861)	(.733)	(.785)	(.698)	(.708)
Distributions from net realized gain	(5.420)	(.327)	(.600)	(.146)	(.141)
Total distributions	(6.281)	(1.060)	(1.385)	(.844)	(.849)
Net asset value, end of period	$58.73	$63.39	$60.26	$60.57	$58.78
Total ReturnB,C	2.71%	7.05%	1.88%	4.50%	8.84%
Ratios to Average Net AssetsD,E
Expenses before reductions	.74%	.34%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.74%	.34%	.25%	.25%	.25%
Expenses net of all reductions	.74%	.34%	.25%	.25%	.25%
Net investment income (loss)	1.47%	1.29%	1.38%	1.21%	1.28%
Supplemental Data
Net assets, end of period (000 omitted)	$279	$338	$577	$727	$526
Portfolio turnover rateD	24%	136%	45%	35%	27%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the sales charges.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2005 Fund Class M

Years ended July 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$63.41	$60.30	$60.61	$58.83	$54.82
Income from Investment Operations
Net investment income (loss)A	.726	.635	.655	.574	.587
Net realized and unrealized gain (loss)	.752	3.399	.276	1.910	4.098
Total from investment operations	1.478	4.034	.931	2.484	4.685
Distributions from net investment income	(.718)	(.597)	(.641)	(.558)	(.534)
Distributions from net realized gain	(5.420)	(.327)	(.600)	(.146)	(.141)
Total distributions	(6.138)	(.924)	(1.241)	(.704)	(.675)
Net asset value, end of period	$58.75	$63.41	$60.30	$60.61	$58.83
Total ReturnB,C	2.46%	6.78%	1.63%	4.24%	8.58%
Ratios to Average Net AssetsD,E
Expenses before reductions	.99%	.59%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.99%	.59%	.50%	.50%	.50%
Expenses net of all reductions	.99%	.59%	.50%	.50%	.50%
Net investment income (loss)	1.22%	1.04%	1.13%	.96%	1.03%
Supplemental Data
Net assets, end of period (000 omitted)	$242	$297	$308	$328	$39
Portfolio turnover rateD	24%	136%	45%	35%	27%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the sales charges.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2005 Fund Class C

Years ended July 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$63.07	$60.03	$60.40	$58.69	$54.76
Income from Investment Operations
Net investment income (loss)A	.433	.327	.360	.278	.303
Net realized and unrealized gain (loss)	.751	3.383	.276	1.899	4.086
Total from investment operations	1.184	3.710	.636	2.177	4.389
Distributions from net investment income	(.384)	(.343)	(.406)	(.321)	(.318)
Distributions from net realized gain	(5.420)	(.327)	(.600)	(.146)	(.141)
Total distributions	(5.804)	(.670)	(1.006)	(.467)	(.459)
Net asset value, end of period	$58.45	$63.07	$60.03	$60.40	$58.69
Total ReturnB,C	1.97%	6.24%	1.12%	3.72%	8.04%
Ratios to Average Net AssetsD,E
Expenses before reductions	1.49%	1.09%	1.00%	.99%F	1.00%
Expenses net of fee waivers, if any	1.49%	1.09%	1.00%	.99%F	1.00%
Expenses net of all reductions	1.48%	1.09%	1.00%	.99%F	1.00%
Net investment income (loss)	.72%	.54%	.62%	.47%	.53%
Supplemental Data
Net assets, end of period (000 omitted)	$98	$254	$250	$86	$33
Portfolio turnover rateD	24%	136%	45%	35%	27%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the contingent deferred sales charge.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2005 Fund

Years ended July 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$63.41	$60.27	$60.58	$58.79	$54.81
Income from Investment Operations
Net investment income (loss)A	1.027	.942	.945	.874	.878
Net realized and unrealized gain (loss)	.746	3.403	.277	1.909	4.094
Total from investment operations	1.773	4.345	1.222	2.783	4.972
Distributions from net investment income	(1.013)	(.878)	(.932)	(.847)	(.851)
Distributions from net realized gain	(5.420)	(.327)	(.600)	(.146)	(.141)
Total distributions	(6.433)	(1.205)	(1.532)	(.993)	(.992)
Net asset value, end of period	$58.75	$63.41	$60.27	$60.58	$58.79
Total ReturnB	2.97%	7.32%	2.14%	4.76%	9.13%
Ratios to Average Net AssetsC,D
Expenses before reductions	.49%	.09%	- %E	- %E	- %E
Expenses net of fee waivers, if any	.49%	.09%	-%	-%	-%
Expenses net of all reductions	.49%	.09%	-%	-%	-%
Net investment income (loss)	1.72%	1.54%	1.63%	1.46%	1.53%
Supplemental Data
Net assets, end of period (000 omitted)	$5,733	$9,236	$7,205	$6,160	$3,677
Portfolio turnover rateC	24%	136%	45%	35%	27%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Amounts do not include the activity of the Underlying Funds.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2005 Fund Class I

Years ended July 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$63.40	$60.27	$60.58	$58.79	$54.81
Income from Investment Operations
Net investment income (loss)A	1.015	.942	.945	.875	.877
Net realized and unrealized gain (loss)	.769	3.394	.277	1.908	4.095
Total from investment operations	1.784	4.336	1.222	2.783	4.972
Distributions from net investment income	(1.034)	(.879)	(.932)	(.847)	(.851)
Distributions from net realized gain	(5.420)	(.327)	(.600)	(.146)	(.141)
Total distributions	(6.454)	(1.206)	(1.532)	(.993)	(.992)
Net asset value, end of period	$58.73	$63.40	$60.27	$60.58	$58.79
Total ReturnB	2.99%	7.31%	2.14%	4.76%	9.13%
Ratios to Average Net AssetsC,D
Expenses before reductions	.50%E	.09%	- %F	- %F	- %F
Expenses net of fee waivers, if any	.50%E	.09%	-%	-%	-%
Expenses net of all reductions	.50%E	.09%	-%	-%	-%
Net investment income (loss)	1.71%	1.54%	1.63%	1.46%	1.53%
Supplemental Data
Net assets, end of period (000 omitted)	$21	$32	$30	$31	$30
Portfolio turnover rateC	24%	136%	45%	35%	27%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Amounts do not include the activity of the Underlying Funds.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 F Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2010 Fund℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of July 31, 2018

% of fund's net assets
Fidelity Series Investment Grade Bond Fund	33.9
Fidelity Series Government Money Market Fund 1.98%	15.8
Fidelity Series Inflation-Protected Bond Index Fund	8.2
Fidelity Series Emerging Markets Opportunities Fund	4.3
Fidelity Series Short-Term Credit Fund	3.9
Fidelity Series Long-Term Treasury Bond Index Fund	3.9
Fidelity Series International Value Fund	3.3
Fidelity Series International Growth Fund	3.2
Fidelity Series Intrinsic Opportunities Fund	3.0
Fidelity Series Growth & Income Fund	2.7
82.2

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	19.7%
International Equity Funds	11.9%
Bond Funds	48.7%
Short-Term Funds	19.7%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Managed Retirement 2010 Fund℠

Schedule of Investments July 31, 2018

Showing Percentage of Net Assets

Domestic Equity Funds - 19.7%
	Shares	Value
Fidelity Series 100 Index Fund (a)	40	$731
Fidelity Series All-Sector Equity Fund (a)	8,369	110,047
Fidelity Series Blue Chip Growth Fund (a)	7,315	116,386
Fidelity Series Commodity Strategy Fund (a)	35,172	187,465
Fidelity Series Growth & Income Fund (a)	15,370	251,300
Fidelity Series Growth Company Fund (a)	12,467	235,372
Fidelity Series Intrinsic Opportunities Fund (a)	14,881	279,619
Fidelity Series Large Cap Value Index Fund (a)	5,405	70,160
Fidelity Series Opportunistic Insights Fund (a)	6,683	126,769
Fidelity Series Small Cap Discovery Fund (a)	2,806	34,207
Fidelity Series Small Cap Opportunities Fund (a)	6,794	105,032
Fidelity Series Stock Selector Large Cap Value Fund (a)	14,733	191,829
Fidelity Series Value Discovery Fund (a)	10,024	135,723
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,661,791)		1,844,640

International Equity Funds - 11.9%
Fidelity Series Canada Fund (a)	2,845	30,864
Fidelity Series Emerging Markets Opportunities Fund (a)	20,009	404,175
Fidelity Series International Growth Fund (a)	18,526	303,082
Fidelity Series International Small Cap Fund (a)	4,022	72,673
Fidelity Series International Value Fund (a)	28,821	304,063
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $1,053,805)		1,114,857

Bond Funds - 48.7%
Fidelity Series Emerging Markets Debt Fund (a)	5,638	54,635
Fidelity Series Floating Rate High Income Fund (a)	2,447	23,248
Fidelity Series High Income Fund (a)	12,819	122,552
Fidelity Series Inflation-Protected Bond Index Fund (a)	78,942	767,313
Fidelity Series International Credit Fund (a)	506	4,978
Fidelity Series Investment Grade Bond Fund (a)	290,385	3,173,905
Fidelity Series Long-Term Treasury Bond Index Fund (a)	43,789	368,267
Fidelity Series Real Estate Income Fund (a)	3,963	43,474
TOTAL BOND FUNDS
(Cost $4,682,057)		4,558,372

Short-Term Funds - 19.7%
Fidelity Series Government Money Market Fund 1.98% (a)(b)	1,473,828	1,473,828
Fidelity Series Short-Term Credit Fund (a)	37,394	368,705
TOTAL SHORT-TERM FUNDS
(Cost $1,847,731)		1,842,533
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $9,245,384)		9,360,402
NET OTHER ASSETS (LIABILITIES) - 0.0%		(4,347)
NET ASSETS - 100%		$9,356,055

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$85,581	$1,643	$93,331	$1,639	$51,289	$(44,451)	$731
Fidelity Series All-Sector Equity Fund	160,873	21,637	73,678	20,341	1,963	(748)	110,047
Fidelity Series Blue Chip Growth Fund	162,928	19,303	83,607	17,941	5,757	12,005	116,386
Fidelity Series Canada Fund	--	45,747	16,496	449	353	1,260	30,864
Fidelity Series Commodity Strategy Fund	223,293	27,350	67,905	1,205	2,003	2,724	187,465
Fidelity Series Emerging Markets Debt Fund	67,994	5,861	15,338	4,425	(341)	(3,541)	54,635
Fidelity Series Emerging Markets Opportunities Fund	658,745	69,019	349,882	13,734	40,516	(14,223)	404,175
Fidelity Series Floating Rate High Income Fund	28,393	1,360	6,390	1,360	(13)	(102)	23,248
Fidelity Series Government Money Market Fund 1.98%	1,633,490	522,584	682,246	25,381	--	--	1,473,828
Fidelity Series Growth & Income Fund	376,168	21,369	170,162	20,902	10,112	13,813	251,300
Fidelity Series Growth Company Fund	323,699	30,859	161,003	28,600	18,834	22,983	235,372
Fidelity Series High Income Fund	170,506	9,810	54,830	9,808	(619)	(2,315)	122,552
Fidelity Series Inflation-Protected Bond Index Fund	371,207	496,645	93,833	7,736	(1,194)	(5,512)	767,313
Fidelity Series International Credit Fund	5,750	177	849	144	(15)	(53)	4,978
Fidelity Series International Growth Fund	463,530	12,684	196,317	12,665	11,338	11,847	303,082
Fidelity Series International Small Cap Fund	106,614	5,998	44,408	5,990	3,460	1,009	72,673
Fidelity Series International Value Fund	469,054	20,881	189,795	12,645	8,221	(4,298)	304,063
Fidelity Series Intrinsic Opportunities Fund	406,502	18,413	175,005	18,408	11,065	18,644	279,619
Fidelity Series Investment Grade Bond Fund	3,905,037	342,453	950,713	112,346	(14,757)	(108,115)	3,173,905
Fidelity Series Large Cap Value Index Fund	104,555	3,965	43,058	3,958	2,395	2,303	70,160
Fidelity Series Long-Term Treasury Bond Index Fund	100,842	367,262	88,765	5,545	(3,006)	(8,066)	368,267
Fidelity Series Opportunistic Insights Fund	180,350	23,251	89,504	21,911	6,831	5,841	126,769
Fidelity Series Real Estate Equity Fund	32,781	2,372	32,768	1,772	(1,669)	(716)	--
Fidelity Series Real Estate Income Fund	53,920	3,396	12,016	3,393	(339)	(1,487)	43,474
Fidelity Series Short-Term Credit Fund	683,122	54,447	362,145	9,933	(1,520)	(5,199)	368,705
Fidelity Series Small Cap Discovery Fund	48,158	2,542	18,533	2,541	1,126	914	34,207
Fidelity Series Small Cap Opportunities Fund	145,314	15,404	64,120	15,401	3,584	4,850	105,032
Fidelity Series Stock Selector Large Cap Value Fund	282,066	20,327	110,309	20,304	2,592	(2,847)	191,829
Fidelity Series Value Discovery Fund	198,719	10,655	75,895	10,111	1,652	592	135,723
Total	$11,449,191	$2,177,414	$4,322,901	$410,588	$159,618	$(102,888)	$9,360,402

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2010 Fund℠

Financial Statements

Statement of Assets and Liabilities

		July 31, 2018
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $9,245,384)	$9,360,402
Total Investment in Securities (cost $9,245,384)		$9,360,402
Cash		2
Receivable for investments sold		401,124
Total assets		9,761,528
Liabilities
Payable for investments purchased	$393,156
Payable for fund shares redeemed	7,968
Accrued management fee	4,216
Distribution and service plan fees payable	133
Total liabilities		405,473
Net Assets		$9,356,055
Net Assets consist of:
Paid in capital		$9,016,716
Undistributed net investment income		13,606
Accumulated undistributed net realized gain (loss) on investments		210,715
Net unrealized appreciation (depreciation) on investments		115,018
Net Assets		$9,356,055
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($132,689 ÷ 2,336.84 shares)		$56.78
Maximum offering price per share (100/94.25 of $56.78)		$60.24
Class M:
Net Asset Value and redemption price per share ($17,778 ÷ 312.50 shares)		$56.89
Maximum offering price per share (100/96.50 of $56.89)		$58.95
Class C:
Net Asset Value and offering price per share ($117,298 ÷ 2,082.69 shares)(a)		$56.32
Fidelity Managed Retirement 2010:
Net Asset Value, offering price and redemption price per share ($9,053,610 ÷ 159,398.47 shares)		$56.80
Class I:
Net Asset Value, offering price and redemption price per share ($34,680 ÷ 610.64 shares)		$56.79

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended July 31, 2018
Investment Income
Dividends:
Affiliated issuers		$229,906
Expenses
Management fee	$56,077
Distribution and service plan fees	1,599
Independent trustees' fees and expenses	43
Total expenses before reductions	57,719
Expense reductions	(178)
Total expenses after reductions		57,541
Net investment income (loss)		172,365
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	159,618
Capital gain distributions from underlying funds:
Affiliated issuers	180,682
Total net realized gain (loss)		340,300
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	(102,888)
Total change in net unrealized appreciation (depreciation)		(102,888)
Net gain (loss)		237,412
Net increase (decrease) in net assets resulting from operations		$409,777

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended July 31, 2018	Year ended July 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$172,365	$201,706
Net realized gain (loss)	340,300	1,743,316
Change in net unrealized appreciation (depreciation)	(102,888)	(849,139)
Net increase (decrease) in net assets resulting from operations	409,777	1,095,883
Distributions to shareholders from net investment income	(170,513)	(192,757)
Distributions to shareholders from net realized gain	(1,501,816)	(107,778)
Total distributions	(1,672,329)	(300,535)
Share transactions - net increase (decrease)	(825,258)	(3,572,918)
Total increase (decrease) in net assets	(2,087,810)	(2,777,570)
Net Assets
Beginning of period	11,443,865	14,221,435
End of period	$9,356,055	$11,443,865
Other Information
Undistributed net investment income end of period	$13,606	$12,285

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Managed Retirement 2010 Fund Class A

Years ended July 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$63.87	$60.07	$61.33	$59.84	$55.45
Income from Investment Operations
Net investment income (loss)A	.808	.789	.799	.747	.740
Net realized and unrealized gain (loss)	1.278	4.240	.112	2.210	4.505
Total from investment operations	2.086	5.029	.911	2.957	5.245
Distributions from net investment income	(.794)	(.754)	(.794)	(.746)	(.700)
Distributions from net realized gain	(8.382)	(.475)	(1.377)	(.721)	(.155)
Total distributions	(9.176)	(1.229)	(2.171)	(1.467)	(.855)
Net asset value, end of period	$56.78	$63.87	$60.07	$61.33	$59.84
Total ReturnB,C	3.60%	8.51%	1.67%	5.00%	9.51%
Ratios to Average Net AssetsD,E
Expenses before reductions	.78%	.33%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.78%	.33%	.25%	.25%	.25%
Expenses net of all reductions	.78%	.33%	.25%	.25%	.25%
Net investment income (loss)	1.40%	1.29%	1.38%	1.23%	1.27%
Supplemental Data
Net assets, end of period (000 omitted)	$133	$136	$156	$285	$257
Portfolio turnover rateD	21%	117%	26%	26%	27%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the sales charges.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2010 Fund Class M

Years ended July 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$63.98	$60.19	$61.44	$59.95	$55.55
Income from Investment Operations
Net investment income (loss)A	.664	.637	.658	.600	.597
Net realized and unrealized gain (loss)	1.280	4.245	.118	2.211	4.507
Total from investment operations	1.944	4.882	.776	2.811	5.104
Distributions from net investment income	(.652)	(.617)	(.649)	(.600)	(.549)
Distributions from net realized gain	(8.382)	(.475)	(1.377)	(.721)	(.155)
Total distributions	(9.034)	(1.092)	(2.026)	(1.321)	(.704)
Net asset value, end of period	$56.89	$63.98	$60.19	$61.44	$59.95
Total ReturnB,C	3.34%	8.24%	1.43%	4.74%	9.23%
Ratios to Average Net AssetsD,E
Expenses before reductions	1.03%	.58%	.50%	.50%	.50%
Expenses net of fee waivers, if any	1.03%	.58%	.50%	.50%	.50%
Expenses net of all reductions	1.03%	.58%	.50%	.50%	.50%
Net investment income (loss)	1.15%	1.04%	1.13%	.99%	1.03%
Supplemental Data
Net assets, end of period (000 omitted)	$18	$17	$16	$21	$17
Portfolio turnover rateD	21%	117%	26%	26%	27%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the sales charges.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2010 Fund Class C

Years ended July 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$63.46	$59.76	$61.06	$59.64	$55.33
Income from Investment Operations
Net investment income (loss)A	.373	.327	.361	.291	.303
Net realized and unrealized gain (loss)	1.262	4.218	.115	2.202	4.486
Total from investment operations	1.635	4.545	.476	2.493	4.789
Distributions from net investment income	(.393)	(.370)	(.399)	(.352)	(.324)
Distributions from net realized gain	(8.382)	(.475)	(1.377)	(.721)	(.155)
Total distributions	(8.775)	(.845)	(1.776)	(1.073)	(.479)
Net asset value, end of period	$56.32	$63.46	$59.76	$61.06	$59.64
Total ReturnB,C	2.82%	7.71%	.92%	4.22%	8.68%
Ratios to Average Net AssetsD,E
Expenses before reductions	1.53%	1.08%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.53%	1.08%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.53%	1.08%	1.00%	1.00%	1.00%
Net investment income (loss)	.65%	.54%	.63%	.48%	.52%
Supplemental Data
Net assets, end of period (000 omitted)	$117	$117	$200	$345	$353
Portfolio turnover rateD	21%	117%	26%	26%	27%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the contingent deferred sales charge.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2010 Fund

Years ended July 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$63.88	$60.07	$61.33	$59.84	$55.45
Income from Investment Operations
Net investment income (loss)A	.955	.942	.944	.900	.888
Net realized and unrealized gain (loss)	1.280	4.236	.116	2.209	4.502
Total from investment operations	2.235	5.178	1.060	3.109	5.390
Distributions from net investment income	(.933)	(.893)	(.943)	(.898)	(.845)
Distributions from net realized gain	(8.382)	(.475)	(1.377)	(.721)	(.155)
Total distributions	(9.315)	(1.368)	(2.320)	(1.619)	(1.000)
Net asset value, end of period	$56.80	$63.88	$60.07	$61.33	$59.84
Total ReturnB	3.87%	8.78%	1.93%	5.27%	9.78%
Ratios to Average Net AssetsC,D
Expenses before reductions	.53%	.08%	- %E	- %E	- %E
Expenses net of fee waivers, if any	.53%	.08%	-%	-%	-%
Expenses net of all reductions	.53%	.08%	-%	-%	-%
Net investment income (loss)	1.65%	1.54%	1.63%	1.48%	1.52%
Supplemental Data
Net assets, end of period (000 omitted)	$9,054	$11,140	$13,819	$17,079	$15,175
Portfolio turnover rateC	21%	117%	26%	26%	27%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Amounts do not include the activity of the Underlying Funds.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2010 Fund Class I

Years ended July 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$63.88	$60.07	$61.33	$59.84	$55.45
Income from Investment Operations
Net investment income (loss)A	.950	.942	.942	.902	.885
Net realized and unrealized gain (loss)	1.280	4.238	.118	2.207	4.505
Total from investment operations	2.230	5.180	1.060	3.109	5.390
Distributions from net investment income	(.938)	(.895)	(.943)	(.898)	(.845)
Distributions from net realized gain	(8.382)	(.475)	(1.377)	(.721)	(.155)
Total distributions	(9.320)	(1.370)	(2.320)	(1.619)	(1.000)
Net asset value, end of period	$56.79	$63.88	$60.07	$61.33	$59.84
Total ReturnB	3.86%	8.78%	1.93%	5.26%	9.78%
Ratios to Average Net AssetsC,D
Expenses before reductions	.53%	.08%	- %E	- %E	- %E
Expenses net of fee waivers, if any	.53%	.08%	-%	-%	-%
Expenses net of all reductions	.53%	.08%	-%	-%	-%
Net investment income (loss)	1.65%	1.54%	1.63%	1.48%	1.52%
Supplemental Data
Net assets, end of period (000 omitted)	$35	$33	$31	$32	$63
Portfolio turnover rateC	21%	117%	26%	26%	27%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Amounts do not include the activity of the Underlying Funds.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2015 Fund℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of July 31, 2018

% of fund's net assets
Fidelity Series Investment Grade Bond Fund	31.3
Fidelity Series Government Money Market Fund 1.98%	12.6
Fidelity Series Inflation-Protected Bond Index Fund	6.6
Fidelity Series Emerging Markets Opportunities Fund	4.9
Fidelity Series Long-Term Treasury Bond Index Fund	4.0
Fidelity Series International Value Fund	4.0
Fidelity Series International Growth Fund	4.0
Fidelity Series Intrinsic Opportunities Fund	3.9
Fidelity Series Growth & Income Fund	3.5
Fidelity Series Growth Company Fund	3.3
78.1

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	25.4%
International Equity Funds	14.3%
Bond Funds	44.6%
Short-Term Funds	15.8%
Net Other Assets (Liabilities)*	(0.1)%

 * Not included in the pie chart

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Managed Retirement 2015 Fund℠

Schedule of Investments July 31, 2018

Showing Percentage of Net Assets

Domestic Equity Funds - 25.4%
	Shares	Value
Fidelity Series 100 Index Fund (a)	20	$367
Fidelity Series All-Sector Equity Fund (a)	4,993	65,654
Fidelity Series Blue Chip Growth Fund (a)	4,365	69,440
Fidelity Series Commodity Strategy Fund (a)	15,950	85,015
Fidelity Series Growth & Income Fund (a)	9,170	149,922
Fidelity Series Growth Company Fund (a)	7,438	140,421
Fidelity Series Intrinsic Opportunities Fund (a)	8,870	166,669
Fidelity Series Large Cap Value Index Fund (a)	3,225	41,863
Fidelity Series Opportunistic Insights Fund (a)	3,987	75,636
Fidelity Series Small Cap Discovery Fund (a)	1,675	20,413
Fidelity Series Small Cap Opportunities Fund (a)	4,053	62,657
Fidelity Series Stock Selector Large Cap Value Fund (a)	8,790	114,445
Fidelity Series Value Discovery Fund (a)	5,981	80,978
TOTAL DOMESTIC EQUITY FUNDS
(Cost $959,169)		1,073,480

International Equity Funds - 14.3%
Fidelity Series Canada Fund (a)	1,594	17,295
Fidelity Series Emerging Markets Opportunities Fund (a)	10,358	209,224
Fidelity Series International Growth Fund (a)	10,376	169,750
Fidelity Series International Small Cap Fund (a)	2,253	40,713
Fidelity Series International Value Fund (a)	16,141	170,291
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $573,923)		607,273

Bond Funds - 44.6%
Fidelity Series Emerging Markets Debt Fund (a)	2,550	24,711
Fidelity Series Floating Rate High Income Fund (a)	1,099	10,438
Fidelity Series High Income Fund (a)	5,816	55,599
Fidelity Series Inflation-Protected Bond Index Fund (a)	28,791	279,847
Fidelity Series International Credit Fund (a)	220	2,164
Fidelity Series Investment Grade Bond Fund (a)	121,337	1,326,218
Fidelity Series Long-Term Treasury Bond Index Fund (a)	20,343	171,087
Fidelity Series Real Estate Income Fund (a)	1,769	19,406
TOTAL BOND FUNDS
(Cost $1,940,717)		1,889,470

Short-Term Funds - 15.8%
Fidelity Series Government Money Market Fund 1.98% (a)(b)	535,787	535,787
Fidelity Series Short-Term Credit Fund (a)	13,598	134,079
TOTAL SHORT-TERM FUNDS
(Cost $671,630)		669,866
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $4,145,439)		4,240,089
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(2,133)
NET ASSETS - 100%		$4,237,956

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$52,269	$915	$56,756	$914	$36,798	$(32,859)	$367
Fidelity Series All-Sector Equity Fund	98,245	12,175	45,658	11,247	1,392	(500)	65,654
Fidelity Series Blue Chip Growth Fund	99,489	11,589	50,815	10,736	2,195	6,982	69,440
Fidelity Series Canada Fund	--	26,879	10,350	237	140	626	17,295
Fidelity Series Commodity Strategy Fund	113,961	8,908	39,996	556	1,146	996	85,015
Fidelity Series Emerging Markets Debt Fund	33,243	2,862	9,766	1,961	(59)	(1,569)	24,711
Fidelity Series Emerging Markets Opportunities Fund	370,928	27,927	204,106	7,196	23,325	(8,850)	209,224
Fidelity Series Floating Rate High Income Fund	13,880	602	3,987	602	(10)	(47)	10,438
Fidelity Series Government Money Market Fund 1.98%	604,340	201,584	270,137	8,630	--	--	535,787
Fidelity Series Growth & Income Fund	229,739	13,979	107,458	12,095	5,346	8,316	149,922
Fidelity Series Growth Company Fund	197,669	16,195	96,512	15,942	9,574	13,495	140,421
Fidelity Series High Income Fund	83,398	4,360	30,927	4,357	(173)	(1,059)	55,599
Fidelity Series Inflation-Protected Bond Index Fund	150,836	178,143	46,850	2,815	(369)	(1,913)	279,847
Fidelity Series International Credit Fund	2,837	85	709	66	(7)	(23)	2,164
Fidelity Series International Growth Fund	271,259	7,182	121,592	6,713	6,476	6,425	169,750
Fidelity Series International Small Cap Fund	62,394	3,180	27,230	3,178	1,898	471	40,713
Fidelity Series International Value Fund	274,515	12,216	119,460	6,717	5,775	(2,755)	170,291
Fidelity Series Intrinsic Opportunities Fund	226,932	10,263	87,050	10,257	4,988	11,536	166,669
Fidelity Series Investment Grade Bond Fund	1,787,242	162,994	575,307	46,586	(4,112)	(44,599)	1,326,218
Fidelity Series Large Cap Value Index Fund	63,856	2,396	27,171	2,202	1,450	1,332	41,863
Fidelity Series Long-Term Treasury Bond Index Fund	51,804	160,092	35,994	2,509	(904)	(3,911)	171,087
Fidelity Series Opportunistic Insights Fund	110,142	12,427	53,954	12,108	3,623	3,398	75,636
Fidelity Series Real Estate Equity Fund	20,045	1,542	20,257	1,033	(892)	(438)	--
Fidelity Series Real Estate Income Fund	26,338	1,551	7,650	1,549	(143)	(690)	19,406
Fidelity Series Short-Term Credit Fund	252,449	21,387	137,545	3,394	(446)	(1,766)	134,079
Fidelity Series Small Cap Discovery Fund	29,410	1,436	11,564	1,435	602	529	20,413
Fidelity Series Small Cap Opportunities Fund	88,740	9,124	39,511	9,120	720	3,584	62,657
Fidelity Series Stock Selector Large Cap Value Fund	172,272	11,265	69,569	11,259	2,289	(1,812)	114,445
Fidelity Series Value Discovery Fund	121,363	7,977	49,728	5,631	1,065	301	80,978
Total	$5,609,595	$931,235	$2,357,609	$201,045	$101,687	$(44,800)	$4,240,089

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2015 Fund℠

Financial Statements

Statement of Assets and Liabilities

		July 31, 2018
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $4,145,439)	$4,240,089
Total Investment in Securities (cost $4,145,439)		$4,240,089
Cash		1
Receivable for investments sold		160,179
Total assets		4,400,269
Liabilities
Payable for investments purchased	$160,179
Accrued management fee	2,017
Distribution and service plan fees payable	117
Total liabilities		162,313
Net Assets		$4,237,956
Net Assets consist of:
Paid in capital		$4,020,875
Undistributed net investment income		5,254
Accumulated undistributed net realized gain (loss) on investments		117,177
Net unrealized appreciation (depreciation) on investments		94,650
Net Assets		$4,237,956
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($245,562 ÷ 4,548.81 shares)		$53.98
Maximum offering price per share (100/94.25 of $53.98)		$57.27
Class M:
Net Asset Value and redemption price per share ($25,761 ÷ 476.43 shares)		$54.07
Maximum offering price per share (100/96.50 of $54.07)		$56.03
Class C:
Net Asset Value and offering price per share ($67,435 ÷ 1,255.98 shares)(a)		$53.69
Fidelity Managed Retirement 2015:
Net Asset Value, offering price and redemption price per share ($3,713,963 ÷ 68,810.56 shares)		$53.97
Class I:
Net Asset Value, offering price and redemption price per share ($185,235 ÷ 3,431.74 shares)		$53.98

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended July 31, 2018
Investment Income
Dividends:
Affiliated issuers		$101,293
Expenses
Management fee	$26,985
Distribution and service plan fees	1,767
Independent trustees' fees and expenses	19
Total expenses before reductions	28,771
Expense reductions	(180)
Total expenses after reductions		28,591
Net investment income (loss)		72,702
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	101,687
Capital gain distributions from underlying funds:
Affiliated issuers	99,752
Total net realized gain (loss)		201,439
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	(44,800)
Total change in net unrealized appreciation (depreciation)		(44,800)
Net gain (loss)		156,639
Net increase (decrease) in net assets resulting from operations		$229,341

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended July 31, 2018	Year ended July 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$72,702	$101,585
Net realized gain (loss)	201,439	1,181,902
Change in net unrealized appreciation (depreciation)	(44,800)	(689,674)
Net increase (decrease) in net assets resulting from operations	229,341	593,813
Distributions to shareholders from net investment income	(72,474)	(98,005)
Distributions to shareholders from net realized gain	(1,056,365)	(26,704)
Total distributions	(1,128,839)	(124,709)
Share transactions - net increase (decrease)	(469,197)	(2,608,458)
Total increase (decrease) in net assets	(1,368,695)	(2,139,354)
Net Assets
Beginning of period	5,606,651	7,746,005
End of period	$4,237,956	$5,606,651
Other Information
Undistributed net investment income end of period	$5,254	$5,292

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Managed Retirement 2015 Fund Class A

Years ended July 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$64.42	$59.82	$61.43	$59.85	$55.44
Income from Investment Operations
Net investment income (loss)A	.739	.798	.797	.753	.741
Net realized and unrealized gain (loss)	1.737	4.786	(.018)	2.384	4.748
Total from investment operations	2.476	5.584	.779	3.137	5.489
Distributions from net investment income	(.726)	(.755)	(.795)	(.751)	(.723)
Distributions from net realized gain	(12.190)	(.229)	(1.594)	(.806)	(.356)
Total distributions	(12.916)	(.984)	(2.389)	(1.557)	(1.079)
Net asset value, end of period	$53.98	$64.42	$59.82	$61.43	$59.85
Total ReturnB,C	4.46%	9.45%	1.47%	5.31%	9.97%
Ratios to Average Net AssetsD,E
Expenses before reductions	.83%	.33%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.83%	.33%	.25%	.25%	.25%
Expenses net of all reductions	.82%	.33%	.25%	.25%	.25%
Net investment income (loss)	1.34%	1.30%	1.38%	1.24%	1.27%
Supplemental Data
Net assets, end of period (000 omitted)	$246	$289	$280	$300	$126
Portfolio turnover rateD	20%	106%	33%	24%	19%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the sales charges.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2015 Fund Class M

Years ended July 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$64.50	$59.85	$61.44	$59.85	$55.44
Income from Investment Operations
Net investment income (loss)A	.598	.642	.647	.602	.592
Net realized and unrealized gain (loss)	1.750	4.794	(.008)	2.387	4.742
Total from investment operations	2.348	5.436	.639	2.989	5.334
Distributions from net investment income	(.588)	(.557)	(.635)	(.593)	(.568)
Distributions from net realized gain	(12.190)	(.229)	(1.594)	(.806)	(.356)
Total distributions	(12.778)	(.786)	(2.229)	(1.399)	(.924)
Net asset value, end of period	$54.07	$64.50	$59.85	$61.44	$59.85
Total ReturnB,C	4.21%	9.18%	1.23%	5.06%	9.68%
Ratios to Average Net AssetsD,E
Expenses before reductions	1.08%	.58%	.50%	.50%	.50%
Expenses net of fee waivers, if any	1.08%	.58%	.50%	.50%	.50%
Expenses net of all reductions	1.07%	.58%	.50%	.50%	.50%
Net investment income (loss)	1.09%	1.05%	1.13%	.99%	1.02%
Supplemental Data
Net assets, end of period (000 omitted)	$26	$25	$94	$101	$96
Portfolio turnover rateD	20%	106%	33%	24%	19%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the sales charges.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2015 Fund Class C

Years ended July 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$64.05	$59.58	$61.23	$59.74	$55.39
Income from Investment Operations
Net investment income (loss)A	.331	.335	.363	.298	.300
Net realized and unrealized gain (loss)	1.719	4.758	(.014)	2.370	4.746
Total from investment operations	2.050	5.093	.349	2.668	5.046
Distributions from net investment income	(.220)	(.394)	(.405)	(.372)	(.340)
Distributions from net realized gain	(12.190)	(.229)	(1.594)	(.806)	(.356)
Total distributions	(12.410)	(.623)	(1.999)	(1.178)	(.696)
Net asset value, end of period	$53.69	$64.05	$59.58	$61.23	$59.74
Total ReturnB,C	3.68%	8.62%	.73%	4.52%	9.15%
Ratios to Average Net AssetsD,E
Expenses before reductions	1.57%F	1.08%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.57%F	1.08%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.56%F	1.08%	1.00%	1.00%	1.00%
Net investment income (loss)	.60%	.55%	.63%	.49%	.52%
Supplemental Data
Net assets, end of period (000 omitted)	$67	$156	$144	$132	$54
Portfolio turnover rateD	20%	106%	33%	24%	19%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the contingent deferred sales charge.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 F On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2015 Fund

Years ended July 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$64.41	$59.81	$61.42	$59.82	$55.41
Income from Investment Operations
Net investment income (loss)A	.879	.950	.940	.905	.885
Net realized and unrealized gain (loss)	1.740	4.778	(.017)	2.396	4.738
Total from investment operations	2.619	5.728	.923	3.301	5.623
Distributions from net investment income	(.869)	(.899)	(.939)	(.895)	(.857)
Distributions from net realized gain	(12.190)	(.229)	(1.594)	(.806)	(.356)
Total distributions	(13.059)	(1.128)	(2.533)	(1.701)	(1.213)
Net asset value, end of period	$53.97	$64.41	$59.81	$61.42	$59.82
Total ReturnB	4.73%	9.71%	1.73%	5.60%	10.23%
Ratios to Average Net AssetsC,D
Expenses before reductions	.58%	.08%	- %E	- %E	- %E
Expenses net of fee waivers, if any	.58%	.08%	-%	-%	-%
Expenses net of all reductions	.57%	.08%	-%	-%	-%
Net investment income (loss)	1.59%	1.55%	1.63%	1.49%	1.52%
Supplemental Data
Net assets, end of period (000 omitted)	$3,714	$4,885	$6,996	$8,622	$8,313
Portfolio turnover rateC	20%	106%	33%	24%	19%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Amounts do not include the activity of the Underlying Funds.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2015 Fund Class I

Years ended July 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$64.42	$59.81	$61.42	$59.83	$55.42
Income from Investment Operations
Net investment income (loss)A	.877	.951	.940	.906	.884
Net realized and unrealized gain (loss)	1.742	4.788	(.017)	2.385	4.739
Total from investment operations	2.619	5.739	.923	3.291	5.623
Distributions from net investment income	(.869)	(.900)	(.939)	(.895)	(.857)
Distributions from net realized gain	(12.190)	(.229)	(1.594)	(.806)	(.356)
Total distributions	(13.059)	(1.129)	(2.533)	(1.701)	(1.213)
Net asset value, end of period	$53.98	$64.42	$59.81	$61.42	$59.83
Total ReturnB	4.73%	9.73%	1.73%	5.58%	10.23%
Ratios to Average Net AssetsC,D
Expenses before reductions	.58%	.08%	- %E	- %E	- %E
Expenses net of fee waivers, if any	.58%	.08%	-%	-%	-%
Expenses net of all reductions	.57%	.08%	-%	-%	-%
Net investment income (loss)	1.59%	1.55%	1.63%	1.49%	1.52%
Supplemental Data
Net assets, end of period (000 omitted)	$185	$252	$232	$228	$217
Portfolio turnover rateC	20%	106%	33%	24%	19%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Amounts do not include the activity of the Underlying Funds.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2020 Fund℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of July 31, 2018

% of fund's net assets
Fidelity Series Investment Grade Bond Fund	28.9
Fidelity Series Government Money Market Fund 1.98%	9.5
Fidelity Series Emerging Markets Opportunities Fund	5.6
Fidelity Series Inflation-Protected Bond Index Fund	5.1
Fidelity Series Intrinsic Opportunities Fund	4.9
Fidelity Series International Value Fund	4.8
Fidelity Series International Growth Fund	4.7
Fidelity Series Growth & Income Fund	4.4
Fidelity Series Long-Term Treasury Bond Index Fund	4.1
Fidelity Series Growth Company Fund	4.1
76.1

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	30.8%
International Equity Funds	16.7%
Bond Funds	40.7%
Short-Term Funds	11.9%
Net Other Assets (Liabilities)*	(0.1)%

 * Not included in the pie chart

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Managed Retirement 2020 Fund℠

Schedule of Investments July 31, 2018

Showing Percentage of Net Assets

Domestic Equity Funds - 30.8%
	Shares	Value
Fidelity Series 100 Index Fund (a)	28	$524
Fidelity Series All-Sector Equity Fund (a)	5,015	65,947
Fidelity Series Blue Chip Growth Fund (a)	4,384	69,753
Fidelity Series Commodity Strategy Fund (a)	13,020	69,399
Fidelity Series Growth & Income Fund (a)	9,212	150,612
Fidelity Series Growth Company Fund (a)	7,472	141,066
Fidelity Series Intrinsic Opportunities Fund (a)	8,912	167,450
Fidelity Series Large Cap Value Index Fund (a)	3,239	42,046
Fidelity Series Opportunistic Insights Fund (a)	4,005	75,980
Fidelity Series Small Cap Discovery Fund (a)	1,681	20,495
Fidelity Series Small Cap Opportunities Fund (a)	4,071	62,933
Fidelity Series Stock Selector Large Cap Value Fund (a)	8,830	114,965
Fidelity Series Value Discovery Fund (a)	6,008	81,347
TOTAL DOMESTIC EQUITY FUNDS
(Cost $955,271)		1,062,517

International Equity Funds - 16.7%
Fidelity Series Canada Fund (a)	1,541	16,716
Fidelity Series Emerging Markets Opportunities Fund (a)	9,520	192,304
Fidelity Series International Growth Fund (a)	10,026	164,025
Fidelity Series International Small Cap Fund (a)	2,177	39,346
Fidelity Series International Value Fund (a)	15,597	164,543
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $545,161)		576,934

Bond Funds - 40.7%
Fidelity Series Emerging Markets Debt Fund (a)	2,076	20,116
Fidelity Series Floating Rate High Income Fund (a)	882	8,375
Fidelity Series High Income Fund (a)	4,749	45,405
Fidelity Series Inflation-Protected Bond Index Fund (a)	18,080	175,741
Fidelity Series International Credit Fund (a)	176	1,734
Fidelity Series Investment Grade Bond Fund (a)	91,237	997,223
Fidelity Series Long-Term Treasury Bond Index Fund (a)	17,046	143,357
Fidelity Series Real Estate Income Fund (a)	1,426	15,649
TOTAL BOND FUNDS
(Cost $1,446,859)		1,407,600

Short-Term Funds - 11.9%
Fidelity Series Government Money Market Fund 1.98% (a)(b)	328,607	328,607
Fidelity Series Short-Term Credit Fund (a)	8,344	82,275
TOTAL SHORT-TERM FUNDS
(Cost $411,954)		410,882
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $3,359,245)		3,457,933
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(1,930)
NET ASSETS - 100%		$3,456,003

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$51,511	$876	$55,600	$874	$33,593	$(29,856)	$524
Fidelity Series All-Sector Equity Fund	96,829	11,629	43,092	10,910	1,051	(470)	65,947
Fidelity Series Blue Chip Growth Fund	98,067	10,340	47,933	9,610	2,071	7,208	69,753
Fidelity Series Canada Fund	--	23,061	7,512	221	257	910	16,716
Fidelity Series Commodity Strategy Fund	96,456	7,029	35,610	454	766	758	69,399
Fidelity Series Emerging Markets Debt Fund	27,467	2,495	8,529	1,577	(54)	(1,263)	20,116
Fidelity Series Emerging Markets Opportunities Fund	331,585	27,422	178,240	6,413	19,237	(7,700)	192,304
Fidelity Series Floating Rate High Income Fund	11,471	481	3,529	481	(10)	(38)	8,375
Fidelity Series Government Money Market Fund 1.98%	349,035	134,208	154,636	4,974	--	--	328,607
Fidelity Series Growth & Income Fund	226,413	13,764	101,731	11,802	3,589	8,577	150,612
Fidelity Series Growth Company Fund	196,164	15,530	92,180	15,523	7,880	13,672	141,066
Fidelity Series High Income Fund	68,921	3,497	25,938	3,493	(205)	(870)	45,405
Fidelity Series Inflation-Protected Bond Index Fund	95,667	114,636	33,162	1,734	(238)	(1,162)	175,741
Fidelity Series International Credit Fund	2,318	69	613	54	(7)	(18)	1,734
Fidelity Series International Growth Fund	258,866	8,312	114,367	6,227	4,947	6,267	164,025
Fidelity Series International Small Cap Fund	59,541	2,985	25,279	2,983	1,617	482	39,346
Fidelity Series International Value Fund	261,940	11,962	111,029	6,217	4,235	(2,565)	164,543
Fidelity Series Intrinsic Opportunities Fund	215,054	9,754	74,184	9,747	4,818	12,008	167,450
Fidelity Series Investment Grade Bond Fund	1,387,095	132,330	485,577	35,207	(2,649)	(33,976)	997,223
Fidelity Series Large Cap Value Index Fund	62,931	2,112	25,447	2,108	1,078	1,372	42,046
Fidelity Series Long-Term Treasury Bond Index Fund	43,079	132,810	28,604	2,043	(538)	(3,390)	143,357
Fidelity Series Opportunistic Insights Fund	109,875	12,202	52,732	11,604	3,202	3,433	75,980
Fidelity Series Real Estate Equity Fund	19,662	926	19,353	926	(806)	(429)	--
Fidelity Series Real Estate Income Fund	21,759	1,211	6,680	1,211	(101)	(540)	15,649
Fidelity Series Short-Term Credit Fund	146,777	15,085	78,300	1,976	(214)	(1,073)	82,275
Fidelity Series Small Cap Discovery Fund	28,987	1,408	10,833	1,407	411	522	20,495
Fidelity Series Small Cap Opportunities Fund	87,465	8,225	36,936	8,221	441	3,738	62,933
Fidelity Series Stock Selector Large Cap Value Fund	169,772	10,702	65,371	10,695	1,589	(1,727)	114,965
Fidelity Series Value Discovery Fund	119,608	6,962	46,252	5,234	684	345	81,347
Total	$4,644,315	$722,023	$1,969,249	$173,926	$86,644	$(25,785)	$3,457,933

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2020 Fund℠

Financial Statements

Statement of Assets and Liabilities

		July 31, 2018
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $3,359,245)	$3,457,933
Total Investment in Securities (cost $3,359,245)		$3,457,933
Cash		2
Receivable for investments sold		117,417
Total assets		3,575,352
Liabilities
Payable for investments purchased	$117,416
Accrued management fee	1,775
Distribution and service plan fees payable	158
Total liabilities		119,349
Net Assets		$3,456,003
Net Assets consist of:
Paid in capital		$3,245,759
Undistributed net investment income		3,287
Accumulated undistributed net realized gain (loss) on investments		108,269
Net unrealized appreciation (depreciation) on investments		98,688
Net Assets		$3,456,003
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($17,332 ÷ 330.02 shares)		$52.52
Maximum offering price per share (100/94.25 of $52.52)		$55.72
Class M:
Net Asset Value and redemption price per share ($173,080 ÷ 3,298.23 shares)		$52.48
Maximum offering price per share (100/96.50 of $52.48)		$54.38
Class C:
Net Asset Value and offering price per share ($98,527 ÷ 1,898.02 shares)(a)		$51.91
Fidelity Managed Retirement 2020:
Net Asset Value, offering price and redemption price per share ($3,139,154 ÷ 59,758.31 shares)		$52.53
Class I:
Net Asset Value, offering price and redemption price per share ($27,910 ÷ 531.35 shares)		$52.53

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended July 31, 2018
Investment Income
Dividends:
Affiliated issuers		$80,830
Expenses
Management fee	$23,369
Distribution and service plan fees	1,920
Independent trustees' fees and expenses	15
Total expenses before reductions	25,304
Expense reductions	(178)
Total expenses after reductions		25,126
Net investment income (loss)		55,704
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	86,644
Capital gain distributions from underlying funds:
Affiliated issuers	93,096
Total net realized gain (loss)		179,740
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	(25,785)
Total change in net unrealized appreciation (depreciation)		(25,785)
Net gain (loss)		153,955
Net increase (decrease) in net assets resulting from operations		$209,659

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended July 31, 2018	Year ended July 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$55,704	$70,651
Net realized gain (loss)	179,740	835,130
Change in net unrealized appreciation (depreciation)	(25,785)	(436,984)
Net increase (decrease) in net assets resulting from operations	209,659	468,797
Distributions to shareholders from net investment income	(56,168)	(67,773)
Distributions to shareholders from net realized gain	(829,320)	(29,677)
Total distributions	(885,488)	(97,450)
Share transactions - net increase (decrease)	(509,902)	(697,811)
Total increase (decrease) in net assets	(1,185,731)	(326,464)
Net Assets
Beginning of period	4,641,734	4,968,198
End of period	$3,456,003	$4,641,734
Other Information
Undistributed net investment income end of period	$3,287	$3,959

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Managed Retirement 2020 Fund Class A

Years ended July 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$62.67	$57.92	$59.57	$57.74	$54.44
Income from Investment Operations
Net investment income (loss)A	.676	.776	.774	.718	.738
Net realized and unrealized gain (loss)	2.152	5.041	(.138)	2.463	4.763
Total from investment operations	2.828	5.817	.636	3.181	5.501
Distributions from net investment income	(.685)	(.706)	(.766)	(.712)	(.688)
Distributions from net realized gain	(12.293)	(.361)	(1.520)	(.639)	(1.513)
Total distributions	(12.978)	(1.067)	(2.286)	(1.351)	(2.201)
Net asset value, end of period	$52.52	$62.67	$57.92	$59.57	$57.74
Total ReturnB,C	5.29%	10.19%	1.27%	5.58%	10.39%
Ratios to Average Net AssetsD,E
Expenses before reductions	.87%	.34%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.87%	.34%	.25%	.25%	.25%
Expenses net of all reductions	.87%	.34%	.25%	.25%	.25%
Net investment income (loss)	1.26%	1.29%	1.39%	1.22%	1.31%
Supplemental Data
Net assets, end of period (000 omitted)	$17	$17	$62	$172	$178
Portfolio turnover rateD	19%	115%	23%	41%	39%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the sales charges.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2020 Fund Class M

Years ended July 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$62.61	$57.90	$59.56	$57.74	$54.44
Income from Investment Operations
Net investment income (loss)A	.545	.611	.635	.571	.599
Net realized and unrealized gain (loss)	2.159	5.045	(.140)	2.456	4.761
Total from investment operations	2.704	5.656	.495	3.027	5.360
Distributions from net investment income	(.541)	(.585)	(.635)	(.568)	(.547)
Distributions from net realized gain	(12.293)	(.361)	(1.520)	(.639)	(1.513)
Total distributions	(12.834)	(.946)	(2.155)	(1.207)	(2.060)
Net asset value, end of period	$52.48	$62.61	$57.90	$59.56	$57.74
Total ReturnB,C	5.05%	9.90%	1.02%	5.30%	10.11%
Ratios to Average Net AssetsD,E
Expenses before reductions	1.12%	.60%	.50%	.50%	.50%
Expenses net of fee waivers, if any	1.12%	.60%	.50%	.50%	.50%
Expenses net of all reductions	1.11%	.60%	.50%	.50%	.50%
Net investment income (loss)	1.02%	1.03%	1.14%	.97%	1.07%
Supplemental Data
Net assets, end of period (000 omitted)	$173	$186	$183	$191	$190
Portfolio turnover rateD	19%	115%	23%	41%	39%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the sales charges.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2020 Fund Class C

Years ended July 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$62.16	$57.58	$59.30	$57.56	$54.33
Income from Investment Operations
Net investment income (loss)A	.275	.312	.355	.276	.315
Net realized and unrealized gain (loss)	2.133	5.021	(.151)	2.444	4.755
Total from investment operations	2.408	5.333	.204	2.720	5.070
Distributions from net investment income	(.365)	(.392)	(.404)	(.341)	(.327)
Distributions from net realized gain	(12.293)	(.361)	(1.520)	(.639)	(1.513)
Total distributions	(12.658)	(.753)	(1.924)	(.980)	(1.840)
Net asset value, end of period	$51.91	$62.16	$57.58	$59.30	$57.56
Total ReturnB,C	4.52%	9.37%	.50%	4.77%	9.57%
Ratios to Average Net AssetsD,E
Expenses before reductions	1.62%	1.10%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.62%	1.10%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.61%	1.10%	1.00%	1.00%	1.00%
Net investment income (loss)	.52%	.53%	.64%	.47%	.56%
Supplemental Data
Net assets, end of period (000 omitted)	$99	$98	$93	$104	$110
Portfolio turnover rateD	19%	115%	23%	41%	39%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the contingent deferred sales charge.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2020 Fund

Years ended July 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$62.67	$57.92	$59.58	$57.75	$54.45
Income from Investment Operations
Net investment income (loss)A	.818	.909	.915	.865	.881
Net realized and unrealized gain (loss)	2.145	5.058	(.145)	2.464	4.759
Total from investment operations	2.963	5.967	.770	3.329	5.640
Distributions from net investment income	(.810)	(.856)	(.910)	(.860)	(.827)
Distributions from net realized gain	(12.293)	(.361)	(1.520)	(.639)	(1.513)
Total distributions	(13.103)	(1.217)	(2.430)	(1.499)	(2.340)
Net asset value, end of period	$52.53	$62.67	$57.92	$59.58	$57.75
Total ReturnB	5.56%	10.47%	1.52%	5.84%	10.66%
Ratios to Average Net AssetsC,D
Expenses before reductions	.62%	.10%	- %E	- %E	- %E
Expenses net of fee waivers, if any	.62%	.10%	-%	-%	-%
Expenses net of all reductions	.61%	.10%	-%	-%	-%
Net investment income (loss)	1.52%	1.53%	1.64%	1.47%	1.56%
Supplemental Data
Net assets, end of period (000 omitted)	$3,139	$4,314	$4,597	$6,181	$6,017
Portfolio turnover rateC	19%	115%	23%	41%	39%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Amounts do not include the activity of the Underlying Funds.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2020 Fund Class I

Years ended July 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$62.67	$57.92	$59.58	$57.75	$54.45
Income from Investment Operations
Net investment income (loss)A	.812	.909	.913	.865	.879
Net realized and unrealized gain (loss)	2.161	5.048	(.143)	2.464	4.761
Total from investment operations	2.973	5.957	.770	3.329	5.640
Distributions from net investment income	(.820)	(.846)	(.910)	(.860)	(.827)
Distributions from net realized gain	(12.293)	(.361)	(1.520)	(.639)	(1.513)
Total distributions	(13.113)	(1.207)	(2.430)	(1.499)	(2.340)
Net asset value, end of period	$52.53	$62.67	$57.92	$59.58	$57.75
Total ReturnB	5.58%	10.45%	1.52%	5.84%	10.66%
Ratios to Average Net AssetsC,D
Expenses before reductions	.62%	.10%	- %E	- %E	- %E
Expenses net of fee waivers, if any	.62%	.10%	-%	-%	-%
Expenses net of all reductions	.61%	.10%	-%	-%	-%
Net investment income (loss)	1.52%	1.53%	1.64%	1.47%	1.56%
Supplemental Data
Net assets, end of period (000 omitted)	$28	$26	$33	$34	$32
Portfolio turnover rateC	19%	115%	23%	41%	39%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Amounts do not include the activity of the Underlying Funds.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2025 Fund℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of July 31, 2018

% of fund's net assets
Fidelity Series Investment Grade Bond Fund	26.7
Fidelity Series Government Money Market Fund 1.98%	7.4
Fidelity Series Emerging Markets Opportunities Fund	6.0
Fidelity Series Intrinsic Opportunities Fund	5.5
Fidelity Series International Value Fund	5.2
Fidelity Series International Growth Fund	5.2
Fidelity Series Growth & Income Fund	4.9
Fidelity Series Long-Term Treasury Bond Index Fund	4.7
Fidelity Series Growth Company Fund	4.6
Fidelity Series Inflation-Protected Bond Index Fund	4.2
74.4

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	34.5%
International Equity Funds	18.2%
Bond Funds	38.2%
Short-Term Funds	9.2%
Net Other Assets (Liabilities)*	(0.1)%

 * Not included in the pie chart

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Managed Retirement 2025 Fund℠

Schedule of Investments July 31, 2018

Showing Percentage of Net Assets

Domestic Equity Funds - 34.5%
	Shares	Value
Fidelity Series 100 Index Fund (a)	176	$3,246
Fidelity Series All-Sector Equity Fund (a)	29,800	391,864
Fidelity Series Blue Chip Growth Fund (a)	26,052	414,489
Fidelity Series Commodity Strategy Fund (a)	68,544	365,338
Fidelity Series Growth & Income Fund (a)	54,738	894,968
Fidelity Series Growth Company Fund (a)	44,397	838,220
Fidelity Series Intrinsic Opportunities Fund (a)	52,963	995,166
Fidelity Series Large Cap Value Index Fund (a)	19,247	249,826
Fidelity Series Opportunistic Insights Fund (a)	23,801	451,501
Fidelity Series Small Cap Discovery Fund (a)	9,979	121,640
Fidelity Series Small Cap Opportunities Fund (a)	24,187	373,930
Fidelity Series Stock Selector Large Cap Value Fund (a)	52,467	683,114
Fidelity Series Value Discovery Fund (a)	35,701	483,387
TOTAL DOMESTIC EQUITY FUNDS
(Cost $5,643,007)		6,266,689

International Equity Funds - 18.2%
Fidelity Series Canada Fund (a)	8,921	96,796
Fidelity Series Emerging Markets Opportunities Fund (a)	53,730	1,085,348
Fidelity Series International Growth Fund (a)	58,104	950,575
Fidelity Series International Small Cap Fund (a)	12,616	227,964
Fidelity Series International Value Fund (a)	90,384	953,555
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $3,133,285)		3,314,238

Bond Funds - 38.2%
Fidelity Series Emerging Markets Debt Fund (a)	10,912	105,737
Fidelity Series Floating Rate High Income Fund (a)	4,602	43,719
Fidelity Series High Income Fund (a)	24,999	238,992
Fidelity Series Inflation-Protected Bond Index Fund (a)	79,138	769,222
Fidelity Series International Credit Fund (a)	1,177	11,566
Fidelity Series Investment Grade Bond Fund (a)	444,186	4,854,952
Fidelity Series Long-Term Treasury Bond Index Fund (a)	100,891	848,495
Fidelity Series Real Estate Income Fund (a)	7,449	81,720
TOTAL BOND FUNDS
(Cost $7,144,817)		6,954,403

Short-Term Funds - 9.2%
Fidelity Series Government Money Market Fund 1.98% (a)(b)	1,341,884	1,341,884
Fidelity Series Short-Term Credit Fund (a)	34,079	336,016
TOTAL SHORT-TERM FUNDS
(Cost $1,682,034)		1,677,900
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $17,603,143)		18,213,230
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(10,528)
NET ASSETS - 100%		$18,202,702

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$283,878	$5,134	$310,534	$5,132	$177,002	$(152,234)	$3,246
Fidelity Series All-Sector Equity Fund	533,638	72,659	218,035	63,753	5,525	(1,923)	391,864
Fidelity Series Blue Chip Growth Fund	540,491	60,523	241,863	55,086	11,321	44,017	414,489
Fidelity Series Canada Fund	--	133,629	41,910	1,264	702	4,375	96,796
Fidelity Series Commodity Strategy Fund	472,418	47,694	163,585	2,318	4,190	4,621	365,338
Fidelity Series Emerging Markets Debt Fund	138,878	13,885	39,967	8,326	(339)	(6,720)	105,737
Fidelity Series Emerging Markets Opportunities Fund	1,760,859	162,479	900,010	36,522	99,267	(37,247)	1,085,348
Fidelity Series Floating Rate High Income Fund	57,981	2,539	16,578	2,537	(29)	(194)	43,719
Fidelity Series Government Money Market Fund 1.98%	1,285,321	585,188	528,625	19,745	--	--	1,341,884
Fidelity Series Growth & Income Fund	1,247,824	87,192	515,695	65,464	22,236	53,411	894,968
Fidelity Series Growth Company Fund	1,073,827	90,126	451,068	89,362	39,726	85,609	838,220
Fidelity Series High Income Fund	348,435	18,541	122,577	18,537	(879)	(4,528)	238,992
Fidelity Series Inflation-Protected Bond Index Fund	380,397	530,710	136,040	7,362	(1,584)	(4,261)	769,222
Fidelity Series International Credit Fund	11,922	359	520	285	2	(122)	11,566
Fidelity Series International Growth Fund	1,410,808	57,164	582,554	35,965	27,228	37,929	950,575
Fidelity Series International Small Cap Fund	324,488	17,030	125,737	17,027	8,667	3,516	227,964
Fidelity Series International Value Fund	1,427,603	71,273	557,679	35,905	24,559	(12,201)	953,555
Fidelity Series Intrinsic Opportunities Fund	1,224,498	55,928	382,353	55,918	24,593	72,500	995,166
Fidelity Series Investment Grade Bond Fund	6,850,449	705,543	2,509,555	181,426	(28,859)	(162,626)	4,854,952
Fidelity Series Large Cap Value Index Fund	346,809	16,126	127,851	12,394	5,797	8,945	249,826
Fidelity Series Long-Term Treasury Bond Index Fund	219,389	804,365	152,696	11,278	(3,025)	(19,538)	848,495
Fidelity Series Opportunistic Insights Fund	598,299	70,200	255,093	68,054	15,780	22,315	451,501
Fidelity Series Real Estate Equity Fund	108,752	10,220	111,648	5,643	(4,949)	(2,375)	--
Fidelity Series Real Estate Income Fund	110,026	6,377	31,308	6,375	(513)	(2,862)	81,720
Fidelity Series Short-Term Credit Fund	526,317	71,563	256,937	7,636	(792)	(4,135)	336,016
Fidelity Series Small Cap Discovery Fund	159,754	10,739	54,930	8,093	2,941	3,136	121,640
Fidelity Series Small Cap Opportunities Fund	482,038	47,248	181,994	47,245	3,639	22,999	373,930
Fidelity Series Stock Selector Large Cap Value Fund	935,649	66,778	318,858	63,161	7,730	(8,185)	683,114
Fidelity Series Value Discovery Fund	659,173	55,955	238,484	31,470	3,727	3,016	483,387
Total	$23,519,921	$3,877,167	$9,574,684	$963,283	$443,663	$(52,762)	$18,213,230

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2025 Fund℠

Financial Statements

Statement of Assets and Liabilities

		July 31, 2018
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $17,603,143)	$18,213,230
Total Investment in Securities (cost $17,603,143)		$18,213,230
Cash		1
Receivable for investments sold		576,163
Total assets		18,789,394
Liabilities
Payable for investments purchased	$575,472
Payable for fund shares redeemed	692
Accrued management fee	10,073
Distribution and service plan fees payable	455
Total liabilities		586,692
Net Assets		$18,202,702
Net Assets consist of:
Paid in capital		$16,977,807
Undistributed net investment income		17,719
Accumulated undistributed net realized gain (loss) on investments		597,089
Net unrealized appreciation (depreciation) on investments		610,087
Net Assets		$18,202,702
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($576,575 ÷ 10,624.80 shares)		$54.27
Maximum offering price per share (100/94.25 of $54.27)		$57.58
Class M:
Net Asset Value and redemption price per share ($499,561 ÷ 9,207.41 shares)		$54.26
Maximum offering price per share (100/96.50 of $54.26)		$56.23
Class C:
Net Asset Value and offering price per share ($145,115 ÷ 2,706.91 shares)(a)		$53.61
Fidelity Managed Retirement 2025:
Net Asset Value, offering price and redemption price per share ($16,953,016 ÷ 312,177.42 shares)		$54.31
Class I:
Net Asset Value, offering price and redemption price per share ($28,435 ÷ 522.94 shares)		$54.38

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended July 31, 2018
Investment Income
Dividends:
Affiliated issuers		$429,648
Expenses
Management fee	$132,549
Distribution and service plan fees	5,954
Independent trustees' fees and expenses	82
Total expenses before reductions	138,585
Expense reductions	(179)
Total expenses after reductions		138,406
Net investment income (loss)		291,242
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	443,663
Capital gain distributions from underlying funds:
Affiliated issuers	533,635
Total net realized gain (loss)		977,298
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	(52,762)
Total change in net unrealized appreciation (depreciation)		(52,762)
Net gain (loss)		924,536
Net increase (decrease) in net assets resulting from operations		$1,215,778

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended July 31, 2018	Year ended July 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$291,242	$419,391
Net realized gain (loss)	977,298	4,586,705
Change in net unrealized appreciation (depreciation)	(52,762)	(2,164,787)
Net increase (decrease) in net assets resulting from operations	1,215,778	2,841,309
Distributions to shareholders from net investment income	(289,736)	(407,945)
Distributions to shareholders from net realized gain	(4,301,071)	(227,253)
Total distributions	(4,590,807)	(635,198)
Share transactions - net increase (decrease)	(1,928,667)	(8,063,965)
Total increase (decrease) in net assets	(5,303,696)	(5,857,854)
Net Assets
Beginning of period	23,506,398	29,364,252
End of period	$18,202,702	$23,506,398
Other Information
Undistributed net investment income end of period	$17,719	$17,466

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Managed Retirement 2025 Fund Class A

Years ended July 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$64.30	$59.20	$61.04	$59.16	$55.32
Income from Investment Operations
Net investment income (loss)A	.678	.800	.798	.756	.755
Net realized and unrealized gain (loss)	2.470	5.517	(.292)	2.687	5.194
Total from investment operations	3.148	6.317	.506	3.443	5.949
Distributions from net investment income	(.654)	(.749)	(.802)	(.750)	(.747)
Distributions from net realized gain	(12.524)	(.468)	(1.544)	(.813)	(1.362)
Total distributions	(13.178)	(1.217)	(2.346)	(1.563)	(2.109)
Net asset value, end of period	$54.27	$64.30	$59.20	$61.04	$59.16
Total ReturnB,C	5.74%	10.85%	1.03%	5.90%	11.01%
Ratios to Average Net AssetsD,E
Expenses before reductions	.91%	.35%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.91%	.35%	.25%	.25%	.25%
Expenses net of all reductions	.91%	.35%	.25%	.25%	.25%
Net investment income (loss)	1.23%	1.31%	1.40%	1.26%	1.30%
Supplemental Data
Net assets, end of period (000 omitted)	$577	$592	$536	$636	$565
Portfolio turnover rateD	19%	108%	29%	39%	16%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the sales charges.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2025 Fund Class M

Years ended July 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$64.30	$59.21	$61.05	$59.18	$55.33
Income from Investment Operations
Net investment income (loss)A	.540	.648	.655	.605	.605
Net realized and unrealized gain (loss)	2.477	5.517	(.294)	2.677	5.216
Total from investment operations	3.017	6.165	.361	3.282	5.821
Distributions from net investment income	(.533)	(.607)	(.657)	(.599)	(.609)
Distributions from net realized gain	(12.524)	(.468)	(1.544)	(.813)	(1.362)
Total distributions	(13.057)	(1.075)	(2.201)	(1.412)	(1.971)
Net asset value, end of period	$54.26	$64.30	$59.21	$61.05	$59.18
Total ReturnB,C	5.49%	10.58%	.78%	5.62%	10.77%
Ratios to Average Net AssetsD,E
Expenses before reductions	1.16%	.60%	.50%	.50%	.50%
Expenses net of fee waivers, if any	1.16%	.60%	.50%	.50%	.50%
Expenses net of all reductions	1.16%	.60%	.50%	.50%	.50%
Net investment income (loss)	.98%	1.07%	1.15%	1.01%	1.05%
Supplemental Data
Net assets, end of period (000 omitted)	$500	$497	$479	$543	$482
Portfolio turnover rateD	19%	108%	29%	39%	16%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the sales charges.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2025 Fund Class C

Years ended July 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$63.81	$58.87	$60.79	$59.00	$55.21
Income from Investment Operations
Net investment income (loss)A	.263	.342	.368	.306	.317
Net realized and unrealized gain (loss)	2.445	5.478	(.293)	2.673	5.194
Total from investment operations	2.708	5.820	.075	2.979	5.511
Distributions from net investment income	(.384)	(.412)	(.451)	(.376)	(.359)
Distributions from net realized gain	(12.524)	(.468)	(1.544)	(.813)	(1.362)
Total distributions	(12.908)	(.880)	(1.995)	(1.189)	(1.721)
Net asset value, end of period	$53.61	$63.81	$58.87	$60.79	$59.00
Total ReturnB,C	4.96%	10.02%	.28%	5.11%	10.19%
Ratios to Average Net AssetsD,E
Expenses before reductions	1.66%	1.10%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.66%	1.09%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.66%	1.09%	1.00%	1.00%	1.00%
Net investment income (loss)	.48%	.57%	.65%	.51%	.55%
Supplemental Data
Net assets, end of period (000 omitted)	$145	$216	$498	$594	$366
Portfolio turnover rateD	19%	108%	29%	39%	16%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the contingent deferred sales charge.

 D Amounts do not include the activity of the Underlying Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2025 Fund

Years ended July 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$64.34	$59.22	$61.06	$59.18	$55.32
Income from Investment Operations
Net investment income (loss)A	.820	.951	.941	.906	.896
Net realized and unrealized gain (loss)	2.468	5.523	(.293)	2.687	5.202
Total from investment operations	3.288	6.474	.648	3.593	6.098
Distributions from net investment income	(.794)	(.886)	(.944)	(.900)	(.876)
Distributions from net realized gain	(12.524)	(.468)	(1.544)	(.813)	(1.362)
Total distributions	(13.318)	(1.354)	(2.488)	(1.713)	(2.238)
Net asset value, end of period	$54.31	$64.34	$59.22	$61.06	$59.18
Total ReturnB	6.01%	11.13%	1.29%	6.17%	11.30%
Ratios to Average Net AssetsC,D
Expenses before reductions	.66%	.10%	- %E	- %E	- %E
Expenses net of fee waivers, if any	.66%	.10%	-%	-%	-%
Expenses net of all reductions	.66%	.10%	-%	-%	-%
Net investment income (loss)	1.48%	1.56%	1.65%	1.51%	1.55%
Supplemental Data
Net assets, end of period (000 omitted)	$16,953	$22,122	$27,774	$34,087	$32,313
Portfolio turnover rateC	19%	108%	29%	39%	16%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Amounts do not include the activity of the Underlying Funds.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Managed Retirement 2025 Fund Class I

Years ended July 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$64.33	$59.21	$61.06	$59.18	$55.31
Income from Investment Operations
Net investment income (loss)A	.835	.953	.943	.906	.897
Net realized and unrealized gain (loss)	2.466	5.521	(.305)	2.687	5.211
Total from investment operations	3.301	6.474	.638	3.593	6.108
Distributions from net investment income	(.727)	(.886)	(.944)	(.900)	(.876)
Distributions from net realized gain	(12.524)	(.468)	(1.544)	(.813)	(1.362)
Total distributions	(13.251)	(1.354)	(2.488)	(1.713)	(2.238)
Net asset value, end of period	$54.38	$64.33	$59.21	$61.06	$59.18
Total ReturnB	6.03%	11.14%	1.27%	6.17%	11.32%
Ratios to Average Net AssetsC,D
Expenses before reductions	.66%	.10%	- %E	- %E	- %E
Expenses net of fee waivers, if any	.66%	.10%	-%	-%	-%
Expenses net of all reductions	.65%	.10%	-%	-%	-%
Net investment income (loss)	1.49%	1.56%	1.65%	1.51%	1.55%
Supplemental Data
Net assets, end of period (000 omitted)	$28	$79	$78	$148	$109
Portfolio turnover rateC	19%	108%	29%	39%	16%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Amounts do not include the activity of the Underlying Funds.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended July 31, 2018

1. Organization.

Fidelity Managed Retirement Income Fund, Fidelity Managed Retirement 2005 Fund, Fidelity Managed Retirement 2010 Fund, Fidelity Managed Retirement 2015 Fund, Fidelity Managed Retirement 2020 Fund and Fidelity Managed Retirement 2025 Fund (the Funds) are funds of Fidelity Income Fund (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. The Funds invest primarily in a combination of other Fidelity equity, bond, and short-term funds (the Underlying Funds) managed by Fidelity Management & Research Company (FMR). Certain Underlying Funds incurred name changes since their most recent shareholder report. The names of the Underlying Funds are those in effect at period end. In the prior year, the Funds transitioned their portfolios to invest exclusively in classes of the Fidelity Series funds, offered only to certain other Fidelity funds advised by FMR or its affiliates.

The Funds are designed for investors who seek to convert accumulated assets into regular payments over a defined period of time. The payment strategy for each Fund is designed to be implemented through a shareholder's voluntary participation in a systematic withdrawal plan, starting after the horizon date indicated by its name, resulting in the gradual liquidation of the shareholder's investment in the Fund.

Class A, Class M, Class C, Fidelity Managed Retirement shares and Class I of each Fund are closed to new accounts and additional purchases, except for reinvestments. Each class has equal rights as to assets and voting privileges, except for matters affecting a single class.

2. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists each of the Underlying Funds as an investment of the Fund but does not include the underlying holdings of each Underlying Fund. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date. Distributions from the Underlying Funds that are deemed to be return of capital are recorded as a reduction of cost of investments.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with the Underlying Funds. Although not included in each Fund's expenses, each Fund indirectly bears its proportionate share of the Underlying Funds' expenses through the impact of these expenses on each Underlying Fund's NAV. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of July 31, 2018, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Managed Retirement Income Fund	$7,044,608	$113,128	$(106,500)	$6,628
Fidelity Managed Retirement 2005 Fund	6,355,928	114,715	(93,934)	20,781
Fidelity Managed Retirement 2010 Fund	9,247,553	243,092	(130,243)	112,849
Fidelity Managed Retirement 2015 Fund	4,148,078	146,400	(54,389)	92,011
Fidelity Managed Retirement 2020 Fund	3,360,787	138,082	(40,936)	97,146
Fidelity Managed Retirement 2025 Fund	17,611,161	802,185	(200,116)	602,069

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income	Undistributed long-term capital gain	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Managed Retirement Income Fund	$11,924	$103,176	$6,628
Fidelity Managed Retirement 2005 Fund	34,200	107,547	20,781
Fidelity Managed Retirement 2010 Fund	42,348	184,145	112,849
Fidelity Managed Retirement 2015 Fund	24,266	100,802	92,011
Fidelity Managed Retirement 2020 Fund	20,988	92,110	97,146
Fidelity Managed Retirement 2025 Fund	114,093	508,734	602,069

The tax character of distributions paid was as follows:

July 31, 2018
	Ordinary Income	Long-term Capital Gains	Total
Fidelity Managed Retirement Income Fund	$216,337	$683,255	$899,592
Fidelity Managed Retirement 2005 Fund	164,158	752,898	917,056
Fidelity Managed Retirement 2010 Fund	215,705	1,456,624	1,672,329
Fidelity Managed Retirement 2015 Fund	101,777	1,027,062	1,128,839
Fidelity Managed Retirement 2020 Fund	79,692	805,796	885,488
Fidelity Managed Retirement 2025 Fund	419,294	4,171,513	4,590,807

July 31, 2017
	Ordinary Income	Long-term Capital Gains	Total
Fidelity Managed Retirement Income Fund	$199,690	$–	$199,690
Fidelity Managed Retirement 2005 Fund	150,243	36,795	187,038
Fidelity Managed Retirement 2010 Fund	208,005	92,530	300,535
Fidelity Managed Retirement 2015 Fund	106,333	18,376	124,709
Fidelity Managed Retirement 2020 Fund	73,942	23,508	97,450
Fidelity Managed Retirement 2025 Fund	446,373	188,825	635,198

3. Purchases and Redemptions of Underlying Fund Shares.

Purchases and redemptions of the Underlying Fund shares are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Managed Retirement Income Fund	1,901,078	6,168,595
Fidelity Managed Retirement 2005 Fund	1,864,618	5,664,399
Fidelity Managed Retirement 2010 Fund	2,177,414	4,322,901
Fidelity Managed Retirement 2015 Fund	931,235	2,357,609
Fidelity Managed Retirement 2020 Fund	722,023	1,969,249
Fidelity Managed Retirement 2025 Fund	3,877,167	9,574,684

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR Co., Inc. (the investment adviser), an affiliate of FMR, and its affiliates provide the Funds with investment management related services. Under the management contract effective June 1, 2017, each Class of each Fund pays a monthly management fee that is set at an annual rate by referring to each Fund's horizon date indicated by its name, such that the management fee rate applicable to each Class of each Fund is reduced as the fund approaches, and then passes, its horizon date. In addition, the investment adviser pays all ordinary operating expenses of each Fund, except distribution and service plan fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses. Prior to June 1, 2017, the investment adviser provided the Funds with investment management related services. The Funds did not pay any fees for these services.

For the reporting period, the total annual management fee rate for each Class of each Fund was as follows:

Annual % of Class-Level Average Net Assets (Classes A, M, C, Retail and I)
Fidelity Managed Retirement Income Fund	.465%
Fidelity Managed Retirement 2005 Fund	.491%
Fidelity Managed Retirement 2010 Fund	.533%
Fidelity Managed Retirement 2015 Fund	.576%
Fidelity Managed Retirement 2020 Fund	.618%
Fidelity Managed Retirement 2025 Fund	.661%

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, each Fund has adopted separate Distribution and Service Plans for each class of shares, except for the Class I. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of each Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Fidelity Managed Retirement Income Fund
Class A	-%	.25%	$501	$–
Class M	.25%	.25%	320	–
Class C	.75%	.25%	512	–
			$1,333	$–
Fidelity Managed Retirement 2005 Fund
Class A	-%	.25%	$779	$–
Class M	.25%	.25%	1,310	–
Class C	.75%	.25%	1,501	–
			$3,590	$–
Fidelity Managed Retirement 2010 Fund
Class A	-%	.25%	$332	$–
Class M	.25%	.25%	88	–
Class C	.75%	.25%	1,179	–
			$1,599	$–
Fidelity Managed Retirement 2015 Fund
Class A	-%	.25%	$628	$–
Class M	.25%	.25%	128	128
Class C	.75%	.25%	1,011	–
			$1,767	$128
Fidelity Managed Retirement 2020 Fund
Class A	-%	.25%	$43	$26
Class M	.25%	.25%	894	–
Class C	.75%	.25%	983	–
			$1,920	$26
Fidelity Managed Retirement 2025 Fund
Class A	-%	.25%	$1,517	$–
Class M	.25%	.25%	2,506	–
Class C	.75%	.25%	1,931	–
			$5,954	$–

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of each Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares. For the period, there were no sales charge amounts retained by FDC.

5. Expense Reductions.

Through arrangements with each class' transfer agent, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. All of the applicable expense reductions are noted in the table below.

Fidelity Managed Retirement Income Fund
Class A	$4
Class M	1
Class C	1
Fidelity Managed Retirement Income	171
Class I	1
Fidelity Managed Retirement 2005 Fund
Class A	$3
Class M	3
Class C	2
Fidelity Managed Retirement 2005	162
Class I	1
Fidelity Managed Retirement 2010 Fund
Class A	$2
Class C	1
Fidelity Managed Retirement 2010	175
Fidelity Managed Retirement 2015 Fund
Class A	$9
Class M	1
Class C	5
Fidelity Managed Retirement 2015	157
Class I	8
Fidelity Managed Retirement 2020 Fund
Class M	$6
Class C	4
Fidelity Managed Retirement 2020	167
Class I	1
Fidelity Managed Retirement 2025 Fund
Class A	$4
Class M	3
Class C	2
Fidelity Managed Retirement 2025	169
Class I	1

6. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended July 31, 2018	Year ended July 31, 2017
Fidelity Managed Retirement Income Fund
From net investment income
Class A	$2,802	$3,521
Class M	760	806
Class C	398	301
Fidelity Managed Retirement Income	169,830	178,749
Class I	1,146	1,384
Total	$174,936	$184,761
From net realized gain
Class A	$18,004	$331
Class M	4,923	97
Class C	3,422	66
Fidelity Managed Retirement Income	693,468	14,332
Class I	4,839	103
Total	$724,656	$14,929
Fidelity Managed Retirement 2005 Fund
From net investment income
Class A	$4,642	$6,520
Class M	3,151	2,936
Class C	968	1,437
Fidelity Managed Retirement 2005	120,677	127,393
Class I	1,593	446
Total	$131,031	$138,732
From net realized gain
Class A	$28,834	$3,090
Class M	24,902	1,636
Class C	21,222	1,365
Fidelity Managed Retirement 2005	707,660	42,050
Class I	3,407	165
Total	$786,025	$48,306
Fidelity Managed Retirement 2010 Fund
From net investment income
Class A	$1,828	$1,685
Class M	199	165
Class C	819	1,227
Fidelity Managed Retirement 2010	167,110	189,217
Class I	557	463
Total	$170,513	$192,757
From net realized gain
Class A	$17,987	$1,079
Class M	2,275	126
Class C	15,519	1,579
Fidelity Managed Retirement 2010	1,461,609	104,750
Class I	4,426	244
Total	$1,501,816	$107,778
Fidelity Managed Retirement 2015 Fund
From net investment income
Class A	$3,297	$3,411
Class M	273	370
Class C	324	954
Fidelity Managed Retirement 2015	64,928	89,768
Class I	3,652	3,502
Total	$72,474	$98,005
From net realized gain
Class A	$54,663	$1,036
Class M	4,734	157
Class C	28,815	553
Fidelity Managed Retirement 2015	920,185	24,070
Class I	47,968	888
Total	$1,056,365	$26,704
Fidelity Managed Retirement 2020 Fund
From net investment income
Class A	$219	$84
Class M	1,823	1,827
Class C	681	616
Fidelity Managed Retirement 2020	53,026	64,760
Class I	419	486
Total	$56,168	$67,773
From net realized gain
Class A	$3,378	$39
Class M	36,645	1,133
Class C	19,556	573
Fidelity Managed Retirement 2020	764,479	27,725
Class I	5,262	207
Total	$829,320	$29,677
Fidelity Managed Retirement 2025 Fund
From net investment income
Class A	$7,261	$6,851
Class M	4,900	4,888
Class C	1,458	3,052
Fidelity Managed Retirement 2025	275,607	392,080
Class I	510	1,074
Total	$289,736	$407,945
From net realized gain
Class A	$116,723	$4,246
Class M	97,805	3,780
Class C	42,709	3,773
Fidelity Managed Retirement 2025	4,029,042	214,892
Class I	14,792	562
Total	$4,301,071	$227,253

7. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended July 31, 2018	Year ended July 31, 2017	Year ended July 31, 2018	Year ended July 31, 2017
Fidelity Managed Retirement Income Fund
Class A
Reinvestment of distributions	354	57	$20,485	$3,382
Shares redeemed	(2,503)	(312)	(145,342)	(18,706)
Net increase (decrease)	(2,149)	(255)	$(124,857)	$(15,324)
Class M
Reinvestment of distributions	98	15	$5,683	$903
Shares redeemed	(489)	(134)	(28,633)	(7,936)
Net increase (decrease)	(391)	(119)	$(22,950)	$(7,033)
Class C
Reinvestment of distributions	66	4	$3,820	$212
Shares redeemed	(36)	(129)	(2,132)	(7,652)
Net increase (decrease)	30	(125)	$1,688	$(7,440)
Fidelity Managed Retirement Income
Shares sold	–	13,088	$–	$771,337
Reinvestment of distributions	13,701	2,091	792,820	123,783
Shares redeemed	(74,152)	(61,841)	(4,276,867)	(3,685,675)
Net increase (decrease)	(60,451)	(46,662)	$(3,484,047)	$(2,790,555)
Class I
Reinvestment of distributions	103	25	$5,985	$1,487
Shares redeemed	(578)	(709)	(34,462)	(41,908)
Net increase (decrease)	(475)	(684)	$(28,477)	$(40,421)
Fidelity Managed Retirement 2005 Fund
Class A
Reinvestment of distributions	553	146	$32,577	$8,821
Shares redeemed	(1,126)	(4,391)	(66,847)	(273,579)
Net increase (decrease)	(573)	(4,245)	$(34,270)	$(264,758)
Class M
Reinvestment of distributions	476	76	$28,053	$4,571
Shares redeemed	(1,044)	(491)	(61,981)	(30,000)
Net increase (decrease)	(568)	(415)	$(33,928)	$(25,429)
Class C
Reinvestment of distributions	379	47	$22,190	$2,802
Shares redeemed	(2,727)	(188)	(159,482)	(11,737)
Net increase (decrease)	(2,348)	(141)	$(137,292)	$(8,935)
Fidelity Managed Retirement 2005
Shares sold	–	60,758	$–	$3,652,284
Reinvestment of distributions	12,861	1,871	757,849	113,299
Shares redeemed	(60,941)	(36,512)	(3,661,552)	(2,242,724)
Net increase (decrease)	(48,080)	26,117	$(2,903,703)	$1,522,859
Class I
Shares sold	1,585	–	$93,293	$–
Reinvestment of distributions	85	10	5,000	611
Shares redeemed	(1,821)	–	(107,125)	–
Net increase (decrease)	(151)	10	$(8,832)	$611
Fidelity Managed Retirement 2010 Fund
Class A
Reinvestment of distributions	350	30	$19,815	$1,831
Shares redeemed	(147)	(496)	(8,328)	(29,871)
Net increase (decrease)	203	(466)	$11,487	$(28,040)
Class M
Reinvestment of distributions	44	5	$2,474	$289
Shares redeemed	–	–	–	–
Net increase (decrease)	44	5	$2,474	$289
Class C
Shares sold	–	9	$–	$538
Reinvestment of distributions	291	38	16,338	2,266
Shares redeemed	(52)	(1,542)	(3,001)	(96,370)
Net increase (decrease)	239	(1,495)	$13,337	$(93,566)
Fidelity Managed Retirement 2010
Shares sold	–	10,502	$–	$634,856
Reinvestment of distributions	25,931	3,546	1,468,531	213,604
Shares redeemed	(40,909)	(69,721)	(2,326,070)	(4,300,768)
Net increase (decrease)	(14,978)	(55,673)	$(857,539)	$(3,452,308)
Class I
Reinvestment of distributions	88	12	$4,983	$707
Net increase (decrease)	88	12	$4,983	$707
Fidelity Managed Retirement 2015 Fund
Class A
Shares sold	–	3,337	$–	$204,257
Reinvestment of distributions	1,080	29	57,960	1,777
Shares redeemed	(1,012)	(3,574)	(54,399)	(218,329)
Net increase (decrease)	68	(208)	$3,561	$(12,295)
Class M
Reinvestment of distributions	93	9	$5,007	$527
Shares redeemed	–	(1,201)	–	(72,678)
Net increase (decrease)	93	(1,192)	$5,007	$(72,151)
Class C
Reinvestment of distributions	547	25	$29,139	$1,507
Shares redeemed	(1,727)	–	(93,628)	–
Net increase (decrease)	(1,180)	25	$(64,489)	$1,507
Fidelity Managed Retirement 2015
Shares sold	–	1,825	$–	$109,468
Reinvestment of distributions	17,638	1,170	946,134	70,768
Shares redeemed	(24,672)	(44,125)	(1,333,473)	(2,707,652)
Net increase (decrease)	(7,034)	(41,130)	$(387,339)	$(2,527,416)
Class I
Reinvestment of distributions	962	72	$51,620	$4,390
Shares redeemed	(1,438)	(41)	(77,557)	(2,493)
Net increase (decrease)	(476)	31	$(25,937)	$1,897
Fidelity Managed Retirement 2020 Fund
Class A
Shares sold	–	161	$–	$10,000
Reinvestment of distributions	69	1	3,597	85
Shares redeemed	(11)	(968)	(563)	(56,479)
Net increase (decrease)	58	(806)	$3,034	$(46,394)
Class M
Reinvestment of distributions	721	35	$37,329	$2,012
Shares redeemed	(396)	(226)	(20,846)	(13,512)
Net increase (decrease)	325	(191)	$16,483	$(11,500)
Class C
Reinvestment of distributions	394	21	$20,237	$1,189
Shares redeemed	(70)	(59)	(3,626)	(3,382)
Net increase (decrease)	324	(38)	$16,611	$(2,193)
Fidelity Managed Retirement 2020
Shares sold	–	1,316	$–	$76,478
Reinvestment of distributions	14,765	1,312	765,746	76,684
Shares redeemed	(23,852)	(13,144)	(1,317,457)	(781,579)
Net increase (decrease)	(9,087)	(10,516)	$(551,711)	$(628,417)
Class I
Reinvestment of distributions	109	12	$5,681	$693
Shares redeemed	–	(162)	–	(10,000)
Net increase (decrease)	109	(150)	$5,681	$(9,307)
Fidelity Managed Retirement 2025 Fund
Class A
Reinvestment of distributions	2,323	186	$123,984	$11,058
Shares redeemed	(908)	(22)	(49,294)	(1,353)
Net increase (decrease)	1,415	164	$74,690	$9,705
Class M
Reinvestment of distributions	1,873	110	$99,923	$6,489
Shares redeemed	(401)	(470)	(21,798)	(28,648)
Net increase (decrease)	1,472	(360)	$78,125	$(22,159)
Class C
Reinvestment of distributions	836	96	$44,167	$5,616
Shares redeemed	(1,515)	(5,171)	(80,340)	(320,334)
Net increase (decrease)	(679)	(5,075)	$(36,173)	$(314,718)
Fidelity Managed Retirement 2025
Shares sold	–	17,285	$–	$1,029,554
Reinvestment of distributions	76,797	7,350	4,100,679	436,774
Shares redeemed	(108,469)	(149,785)	(6,107,488)	(9,197,756)
Net increase (decrease)	(31,672)	(125,150)	$(2,006,809)	$(7,731,428)
Class I
Reinvestment of distributions	287	27	$15,302	$1,635
Shares redeemed	(988)	(117)	(53,802)	(7,000)
Net increase (decrease)	(701)	(90)	$(38,500)	$(5,365)

8. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Income Fund and the Shareholders of Fidelity Managed Retirement Income Fund, Fidelity Managed Retirement 2005 Fund, Fidelity Managed Retirement 2010 Fund, Fidelity Managed Retirement 2015 Fund, Fidelity Managed Retirement 2020 Fund and Fidelity Managed Retirement 2025 Fund:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities of Fidelity Managed Retirement Income Fund, Fidelity Managed Retirement 2005 Fund, Fidelity Managed Retirement 2010 Fund, Fidelity Managed Retirement 2015 Fund, Fidelity Managed Retirement 2020 Fund and Fidelity Managed Retirement 2025 Fund (the "Funds"), each a fund of Fidelity Income Fund, including the schedules of investments, as of July 31, 2018, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds as of July 31, 2018, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds' financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of July 31, 2018, by correspondence with the custodians. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

September 18, 2018

We have served as the auditor of one or more of the Fidelity investment companies since 1999.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance.  If the interests of a fund and an underlying Fidelity® fund were to diverge, a conflict of interest could arise and affect how the Trustees and Members of the Advisory Board fulfill their fiduciary duties to the affected funds.  FMRC has structured the funds to avoid these potential conflicts, although there may be situations where a conflict of interest is unavoidable. In such instances, FMRC, the Trustees, and Members of the Advisory Board would take reasonable steps to minimize and, if possible, eliminate the conflict.  Each of the Trustees oversees 257 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the funds is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Each fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Marie L. Knowles serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates, and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present) and Chairman and Director of FMR (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds. Ms. McAuliffe previously served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company). Earlier roles at FIL included Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo. Ms. McAuliffe also was the Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe is also a director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Previously, Ms. Acton served as a Member of the Advisory Board of certain Fidelity® funds (2013-2016).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. He serves on the board of directors for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present) and K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as a Member of the Advisory Board of certain Fidelity® funds (2014-2016), president of the Business Roundtable (2011-2017), a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011), member of the Board of Trustees of the Annie E. Casey Foundation (2004-2015), and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Albert R. Gamper, Jr. (1942)

Year of Election or Appointment: 2006

Trustee

Mr. Gamper also serves as Trustee of other Fidelity® funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Chairman (2012-2015) and Vice Chairman (2011-2012) of the Independent Trustees of certain Fidelity® funds and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Mr. Gartland is Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007), and Chase Manhattan Bank (1975-1978).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Vice Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008), AGL Resources, Inc. (holding company, 2002-2016), and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company (pipeline and tanker operations). Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Santa Catalina Island Company (real estate, 2009-present). Ms. Knowles is a Member of the Investment Company Institute Board of Governors and a Member of the Governing Council of the Independent Directors Council (2014-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Vice Chairman of the Independent Trustees of certain Fidelity® funds (2012-2015).

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Mr. Murray is Vice Chairman (2013-present) of Meijer, Inc. (regional retail chain). Previously, Mr. Murray served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Chief Executive Officer (2013-2016) and President (2006-2013) of Meijer, Inc. Mr. Murray serves as a member of the Board of Directors and Nuclear Review and Public Policy and Responsibility Committees of DTE Energy Company (diversified energy company, 2009-present). Mr. Murray also serves as a member of the Board of Directors of Spectrum Health (not-for-profit health system, 2015-present). Mr. Murray previously served as President of Grand Valley State University (2001-2006), Treasurer for the State of Michigan (1999-2001), Vice President of Finance and Administration for Michigan State University (1998-1999), and a member of the Board of Directors and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray is also a director or trustee of many community and professional organizations.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Advisory Board Members and Officers:

Correspondence intended for a Member of the Advisory Board (if any) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.  Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Ann E. Dunwoody (1953)

Year of Election or Appointment: 2018

Member of the Advisory Board

General Dunwoody also serves as a Member of the Advisory Board of other Fidelity® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). She is the President of First to Four LLC (leadership and mentoring services, 2012-present). She also serves as a member of the Board of Directors and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor, and aerospace systems, 2013-present), Board of Directors and Nomination and Corporate Governance Committees of Kforce Inc. (professional staffing services, 2016-present) and Board of Directors of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as a member of the Board of Directors and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). Ms. Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board of Directors, Chair of the Nomination and Governance Committee and member of the Audit Committee of Logistics Management Institute (consulting non-profit, 2012-present), a member of the Board of Directors of the Army Historical Foundation (2015-present), a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-present) and a member of the Board of Trustees of Florida Institute of Technology (2015-present) and ThanksUSA (military family education non-profit, 2014-present).

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

Marc R. Bryant (1966)

Year of Election or Appointment: 2015

Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. Mr. Bryant serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2015-present) and FMR Co., Inc. (investment adviser firm, 2015-present); Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2015-present) and Fidelity Investments Money Management, Inc. (investment adviser firm, 2015-present); and CLO of Fidelity Management & Research (Hong Kong) Limited and FMR Investment Management (UK) Limited (investment adviser firms, 2015-present) and Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and CLO of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as President and Treasurer of certain Fidelity® funds (2013-2018). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

President and Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is an employee of Fidelity Investments (2017-present). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Assistant Treasurer of certain Fidelity® funds (2016-2018).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight, serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John B. McGinty, Jr. (1962)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. McGinty also serves as Chief Compliance Officer of other funds. Mr. McGinty is Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2016-present). Mr. McGinty previously served as Vice President, Senior Attorney at Eaton Vance Management (investment management firm, 2015-2016), and prior to Eaton Vance as global CCO for all firm operations and registered investment companies at GMO LLC (investment management firm, 2009-2015). Before joining GMO LLC, Mr. McGinty served as Senior Vice President, Deputy General Counsel for Fidelity Investments (2007-2009).

Rieco E. Mello (1969)

Year of Election or Appointment: 2017

Assistant Treasurer

Mr. Mello also serves as Assistant Treasurer of other funds. Mr. Mello serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (1995-present).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2015

Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)

Year of Election or Appointment: 2014

Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as President Fixed Income, High Income/Emerging Market Debt and Multi Asset Class Strategies of FIAM LLC (2018-present), President (2016-present) and Director (2014-present) of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm), President, Fixed Income (2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice Chairman of FIAM LLC (investment adviser firm, 2014-2018), a Director of FMR Investment Management (UK) Limited (investment adviser firm, 2015-2018), President Multi-Asset Class Strategies of FMR's Global Asset Allocation Division (2017-2018), Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond Group of Fidelity Management & Research (FMR) (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2013), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of certain Fidelity® funds (2008-2009).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2018) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Renee Stagnone (1975)

Year of Election or Appointment: 2016

Assistant Treasurer

Ms. Stagnone also serves as an officer of other funds. Ms. Stagnone serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (1997-present). Previously, Ms. Stagnone served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2018 to July 31, 2018).

Actual Expenses

The first line of the accompanying table for each Class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a Class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each Class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value February 1, 2018	Ending Account Value July 31, 2018	Expenses Paid During Period-B February 1, 2018 to July 31, 2018
Fidelity Managed Retirement Income Fund
Class A	.72%
Actual		$1,000.00	$989.70	$3.55
Hypothetical-C		$1,000.00	$1,021.22	$3.61
Class M	.97%
Actual		$1,000.00	$988.40	$4.78
Hypothetical-C		$1,000.00	$1,019.98	$4.86
Class C	1.47%
Actual		$1,000.00	$986.10	$7.24
Hypothetical-C		$1,000.00	$1,017.50	$7.35
Fidelity Managed Retirement Income	.47%
Actual		$1,000.00	$991.00	$2.32
Hypothetical-C		$1,000.00	$1,022.46	$2.36
Class I	.47%
Actual		$1,000.00	$991.00	$2.32
Hypothetical-C		$1,000.00	$1,022.46	$2.36
Fidelity Managed Retirement 2005 Fund
Class A	.74%
Actual		$1,000.00	$988.80	$3.65
Hypothetical-C		$1,000.00	$1,021.12	$3.71
Class M	.99%
Actual		$1,000.00	$987.50	$4.88
Hypothetical-C		$1,000.00	$1,019.89	$4.96
Class C	1.50%
Actual		$1,000.00	$985.30	$7.38
Hypothetical-C		$1,000.00	$1,017.36	$7.50
Fidelity Managed Retirement 2005	.49%
Actual		$1,000.00	$990.00	$2.42
Hypothetical-C		$1,000.00	$1,022.36	$2.46
Class I	.50%
Actual		$1,000.00	$990.20	$2.47
Hypothetical-C		$1,000.00	$1,022.32	$2.51
Fidelity Managed Retirement 2010 Fund
Class A	.79%
Actual		$1,000.00	$986.90	$3.89
Hypothetical-C		$1,000.00	$1,020.88	$3.96
Class M	1.03%
Actual		$1,000.00	$985.70	$5.07
Hypothetical-C		$1,000.00	$1,019.69	$5.16
Class C	1.53%
Actual		$1,000.00	$983.20	$7.52
Hypothetical-C		$1,000.00	$1,017.21	$7.65
Fidelity Managed Retirement 2010	.53%
Actual		$1,000.00	$988.20	$2.61
Hypothetical-C		$1,000.00	$1,022.17	$2.66
Class I	.53%
Actual		$1,000.00	$988.00	$2.61
Hypothetical-C		$1,000.00	$1,022.17	$2.66
Fidelity Managed Retirement 2015 Fund
Class A	.83%
Actual		$1,000.00	$984.80	$4.08
Hypothetical-C		$1,000.00	$1,020.68	$4.16
Class M	1.08%
Actual		$1,000.00	$983.60	$5.31
Hypothetical-C		$1,000.00	$1,019.44	$5.41
Class C	1.57%
Actual		$1,000.00	$981.10	$7.71
Hypothetical-C		$1,000.00	$1,017.01	$7.85
Fidelity Managed Retirement 2015	.58%
Actual		$1,000.00	$985.90	$2.86
Hypothetical-C		$1,000.00	$1,021.92	$2.91
Class I	.58%
Actual		$1,000.00	$986.00	$2.86
Hypothetical-C		$1,000.00	$1,021.92	$2.91
Fidelity Managed Retirement 2020 Fund
Class A	.87%
Actual		$1,000.00	$983.00	$4.28
Hypothetical-C		$1,000.00	$1,020.48	$4.36
Class M	1.12%
Actual		$1,000.00	$981.80	$5.50
Hypothetical-C		$1,000.00	$1,019.24	$5.61
Class C	1.62%
Actual		$1,000.00	$979.30	$7.95
Hypothetical-C		$1,000.00	$1,016.76	$8.10
Fidelity Managed Retirement 2020	.62%
Actual		$1,000.00	$984.20	$3.05
Hypothetical-C		$1,000.00	$1,021.72	$3.11
Class I	.61%
Actual		$1,000.00	$984.30	$3.00
Hypothetical-C		$1,000.00	$1,021.77	$3.06
Fidelity Managed Retirement 2025 Fund
Class A	.91%
Actual		$1,000.00	$982.00	$4.47
Hypothetical-C		$1,000.00	$1,020.28	$4.56
Class M	1.16%
Actual		$1,000.00	$980.80	$5.70
Hypothetical-C		$1,000.00	$1,019.04	$5.81
Class C	1.67%
Actual		$1,000.00	$978.30	$8.19
Hypothetical-C		$1,000.00	$1,016.51	$8.35
Fidelity Managed Retirement 2025	.66%
Actual		$1,000.00	$983.40	$3.25
Hypothetical-C		$1,000.00	$1,021.52	$3.31
Class I	.67%
Actual		$1,000.00	$983.30	$3.29
Hypothetical-C		$1,000.00	$1,021.47	$3.36

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Funds in which each Fund invests are not included in each Fund's annualized expense ratio.

 C 5% return per year before expenses

Distributions (Unaudited)

The Board of Trustees of each fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

	Pay Date	Record Date	Capital Gains
Fidelity Managed Retirement Income Fund
Class A	09/17/18	09/14/18	$0.962
Class M	09/17/18	09/14/18	$0.962
Class C	09/17/18	09/14/18	$0.962
Fidelity Managed Retirement Income	09/17/18	09/14/18	$0.962
Class I	09/17/18	09/14/18	$0.962
Fidelity Managed Retirement 2005 Fund
Class A	09/17/18	09/14/18	$1.241
Class M	09/17/18	09/14/18	$1.241
Class C	09/17/18	09/14/18	$1.241
Fidelity Managed Retirement 2005	09/17/18	09/14/18	$1.241
Class I	09/17/18	09/14/18	$1.241
Fidelity Managed Retirement 2010 Fund
Class A	09/17/18	09/14/18	$1.316
Class M	09/17/18	09/14/18	$1.316
Class C	09/17/18	09/14/18	$1.316
Fidelity Managed Retirement 2010	09/17/18	09/14/18	$1.316
Class I	09/17/18	09/14/18	$1.316
Fidelity Managed Retirement 2015 Fund
Class A	09/17/18	09/14/18	$1.565
Class M	09/17/18	09/14/18	$1.565
Class C	09/17/18	09/14/18	$1.565
Fidelity Managed Retirement 2015	09/17/18	09/14/18	$1.565
Class I	09/17/18	09/14/18	$1.565
Fidelity Managed Retirement 2020 Fund
Class A	09/17/18	09/14/18	$1.697
Class M	09/17/18	09/14/18	$1.697
Class C	09/17/18	09/14/18	$1.697
Fidelity Managed Retirement 2020	09/17/18	09/14/18	$1.697
Class I	09/17/18	09/14/18	$1.697
Fidelity Managed Retirement 2025 Fund
Class A	09/17/18	09/14/18	$1.830
Class M	09/17/18	09/14/18	$1.830
Class C	09/17/18	09/14/18	$1.830
Fidelity Managed Retirement 2025	09/17/18	09/14/18	$1.830
Class I	09/17/18	09/14/18	$1.830

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended July 31, 2018, or, if subsequently determined to be different, the net capital gain of such year.

Fidelity Managed Retirement Income Fund	$150,335
Fidelity Managed Retirement 2005 Fund	$140,828
Fidelity Managed Retirement 2010 Fund	$235,347
Fidelity Managed Retirement 2015 Fund	$133,778
Fidelity Managed Retirement 2020 Fund	$121,403
Fidelity Managed Retirement 2025 Fund	$670,465

A percentage of the dividends distributed during the fiscal year for the following funds were derived from interest on U.S. Government securities which is generally exempt from state income tax

Fidelity Managed Retirement Income Fund
Class A	23.31%
Class M	23.31%
Class C	23.31%
Fidelity Managed Retirement Income	23.31%
Class I	23.31%
Fidelity Managed Retirement 2005 Fund
Class A	21.19%
Class M	21.19%
Class C	21.19%
Fidelity Managed Retirement 2005	21.19%
Class I	21.19%
Fidelity Managed Retirement 2010 Fund
Class A	17.36%
Class M	17.36%
Class C	17.36%
Fidelity Managed Retirement 2010	17.36%
Class I	17.36%
Fidelity Managed Retirement 2015 Fund
Class A	13.65%
Class M	13.65%
Class C	13.65%
Fidelity Managed Retirement 2015	13.65%
Class I	13.65%
Fidelity Managed Retirement 2020 Fund
Class A	10.86%
Class M	10.86%
Class C	10.86%
Fidelity Managed Retirement 2020	10.86%
Class I	10.86%
Fidelity Managed Retirement 2025 Fund
Class A	9.39%
Class M	9.39%
Class C	9.39%
Fidelity Managed Retirement 2025	9.39%
Class I	9.39%

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

	Class A	Class M	Class C	Retail Class	Class I
Fidelity Managed Retirement Income Fund
August, 2017	0%	0%	0%	0%	0%
September, 2017	23%	38%	100%	17%	19%
October, 2017	30%	42%	71%	25%	25%
November, 2017	32%	46%	100%	25%	25%
December, 2017	28%	28%	31%	26%	26%
February, 2018	3%	4%	12%	3%	3%
March, 2018	4%	5%	18%	3%	3%
April, 2018	4%	5%	–	3%	3%
May, 2018	3%	4%	6%	3%	3%
June, 2018	3%	3%	5%	3%	3%
July, 2018	3%	4%	7%	3%	3%
Fidelity Managed Retirement 2005 Fund
August, 2017	0%	0%	0%	0%	0%
September, 2017	17%	17%	17%	17%	17%
October, 2017	37%	47%	–	31%	25%
November, 2017	36%	53%	100%	30%	30%
December, 2017	33%	34%	38%	31%	31%
February, 2018	4%	5%	18%	3%	3%
March, 2018	4%	6%	–	3%	3%
April, 2018	5%	6%	100%	3%	3%
May, 2018	4%	5%	9%	3%	3%
June, 2018	4%	5%	13%	3%	3%
July, 2018	4%	5%	58%	3%	3%
Fidelity Managed Retirement 2010 Fund
August, 2017	0%	0%	0%	0%	0%
September, 2017	39%	74%	–	25%	26%
October, 2017	45%	53%	97%	38%	38%
November, 2017	48%	74%	100%	38%	38%
December, 2017	40%	42%	46%	38%	38%
February, 2018	5%	5%	7%	4%	4%
March, 2018	6%	9%	–	4%	4%
April, 2018	6%	10%	–	4%	4%
May, 2018	5%	6%	16%	4%	4%
June, 2018	5%	7%	23%	4%	4%
July, 2018	5%	7%	25%	4%	4%
Fidelity Managed Retirement 2015 Fund
August, 2017	0%	0%	0%	0%	0%
September, 2017	67%	0%	–	26%	25%
October, 2017	45%	53%	88%	39%	37%
November, 2017	53%	94%	–	39%	39%
December, 2017	41%	42%	66%	40%	40%
February, 2018	7%	8%	6%	6%	6%
March, 2018	9%	17%	–	6%	6%
April, 2018	9%	25%	–	6%	6%
May, 2018	8%	10%	37%	6%	6%
June, 2018	9%	16%	–	6%	6%
July, 2018	8%	12%	100%	6%	7%
Fidelity Managed Retirement 2020 Fund
August, 2017	0%	0%	–	0%	0%
September, 2017	52%	100%	–	29%	25%
October, 2017	54%	70%	100%	44%	44%
November, 2017	58%	100%	–	44%	44%
December, 2017	47%	48%	52%	45%	45%
February, 2018	10%	12%	19%	9%	9%
March, 2018	16%	37%	–	9%	8%
April, 2018	14%	100%	–	9%	9%
May, 2018	12%	19%	–	9%	9%
June, 2018	16%	36%	–	9%	9%
July, 2018	12%	22%	–	9%	9%
Fidelity Managed Retirement 2025 Fund
August, 2017	0%	0%	–	0%	0%
September, 2017	100%	0%	–	31%	26%
October, 2017	60%	81%	100%	47%	47%
November, 2017	60%	100%	–	47%	45%
December, 2017	50%	51%	55%	48%	53%
February, 2018	13%	15%	24%	11%	11%
March, 2018	26%	0%	–	11%	12%
April, 2018	26%	0%	–	11%	11%
May, 2018	16%	24%	–	11%	11%
June, 2018	20%	100%	–	11%	11%
July, 2018	18%	44%	–	11%	11%

The funds will notify shareholders in January 2019 of amounts for use in preparing 2018 income tax returns.

MRI-ANN-0918
1.9881729.101

Fidelity Advisor Simplicity RMD Income Fund℠
Fidelity Advisor Simplicity RMD 2005 Fund℠
Fidelity Advisor Simplicity RMD 2010 Fund℠
Fidelity Advisor Simplicity RMD 2015 Fund℠
Fidelity Advisor Simplicity RMD 2020 Fund℠
Class A, Class M, Class C and Class I

Annual Report

July 31, 2018

Each Class A, Class M, Class C and Class I are classes of Fidelity Simplicity RMD Funds℠

Contents

Performance
Management's Discussion of Fund Performance
Fidelity Simplicity RMD Income Fund℠
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Simplicity RMD 2005 Fund℠
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Simplicity RMD 2010 Fund℠
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Simplicity RMD 2015 Fund℠
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Simplicity RMD 2020 Fund℠
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Fidelity Simplicity RMD Income Fund℠

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended July 31, 2018	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 5.75% sales charge)	(3.53)%	3.29%	4.48%
Class M (incl. 3.50% sales charge)	(1.46)%	3.52%	4.46%
Class C (incl. contingent deferred sales charge)	0.66%	3.74%	4.31%
Class I	2.62%	4.78%	5.36%

 Class C shares' contingent deferred sales charges included in the past one year, past five years and past ten years total return figures are 1%, 0% and 0%, respectively.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Simplicity RMD Income Fund℠ - Class A on July 31, 2008, and the current 5.75% sales charge was paid.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Barclays U.S. Aggregate Bond Index performed over the same period.

Period Ending Values
$15,493	Fidelity Advisor Simplicity RMD Income Fund℠ - Class A
$14,424	Bloomberg Barclays U.S. Aggregate Bond Index

Fidelity Simplicity RMD 2005 Fund℠

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended July 31, 2018	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 5.75% sales charge)	(3.14)%	3.99%	4.95%
Class M (incl. 3.50% sales charge)	(1.09)%	4.22%	4.94%
Class C (incl. contingent deferred sales charge)	1.08%	4.44%	4.79%
Class I	3.00%	5.49%	5.84%

 Class C shares' contingent deferred sales charges included in the past one year, past five years and past ten years total return figures are 1%, 0% and 0%, respectively.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Simplicity RMD 2005 Fund℠ - Class A on July 31, 2008, and the current 5.75% sales charge was paid.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Barclays U.S. Aggregate Bond Index performed over the same period.

Period Ending Values
$16,216	Fidelity Advisor Simplicity RMD 2005 Fund℠ - Class A
$14,424	Bloomberg Barclays U.S. Aggregate Bond Index

Fidelity Simplicity RMD 2010 Fund℠

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended July 31, 2018	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 5.75% sales charge)	(2.24)%	4.55%	5.30%
Class M (incl. 3.50% sales charge)	(0.15)%	4.78%	5.29%
Class C (incl. contingent deferred sales charge)	2.07%	5.01%	5.13%
Class I	3.97%	6.06%	6.19%

 Class C shares' contingent deferred sales charges included in the past one year, past five years and past ten years total return figures are 1%, 0% and 0%, respectively.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Simplicity RMD 2010 Fund℠ - Class A on July 31, 2008, and the current 5.75% sales charge was paid.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Barclays U.S. Aggregate Bond Index performed over the same period.

Period Ending Values
$16,761	Fidelity Advisor Simplicity RMD 2010 Fund℠ - Class A
$14,424	Bloomberg Barclays U.S. Aggregate Bond Index

Fidelity Simplicity RMD 2015 Fund℠

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended July 31, 2018	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 5.75% sales charge)	(1.28)%	5.00%	5.55%
Class M (incl. 3.50% sales charge)	0.82%	5.23%	5.53%
Class C (incl. contingent deferred sales charge)	3.04%	5.46%	5.38%
Class I	5.03%	6.55%	6.46%

 Class C shares' contingent deferred sales charges included in the past one year, past five years and past ten years total return figures are 1%, 0% and 0%, respectively.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Simplicity RMD 2015 Fund℠ - Class A on July 31, 2008, and the current 5.75% sales charge was paid.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Barclays U.S. Aggregate Bond Index performed over the same period.

Period Ending Values
$17,157	Fidelity Advisor Simplicity RMD 2015 Fund℠ - Class A
$14,424	Bloomberg Barclays U.S. Aggregate Bond Index

Fidelity Simplicity RMD 2020 Fund℠

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended July 31, 2018	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 5.75% sales charge)	(0.31)%	5.46%	5.91%
Class M (incl. 3.50% sales charge)	1.81%	5.69%	5.89%
Class C (incl. contingent deferred sales charge)	4.04%	5.92%	5.74%
Class I	6.01%	6.98%	6.80%

 Class C shares' contingent deferred sales charges included in the past one year, past five years and past ten years total return figures are 1%, 0% and 0%, respectively.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Simplicity RMD 2020 Fund℠ - Class A on July 31, 2008, and the current 5.75% sales charge was paid.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index and the Bloomberg Barclays U.S. Aggregate Bond Index performed over the same period.

Period Ending Values
$17,756	Fidelity Advisor Simplicity RMD 2020 Fund℠ - Class A
$14,424	Bloomberg Barclays U.S. Aggregate Bond Index
$27,551	S&P 500® Index

Going forward, the fund’s performance will be compared to the Bloomberg Barclays U.S. Aggregate Bond Index, rather than the S&P 500® Index. The Bloomberg Barclays U.S. Aggregate Bond Index more closely represents the fund’s investment strategy, as fixed-income and short-term funds currently represent the majority of the fund’s assets.

Management's Discussion of Fund Performance

Market Recap:  Steady global economic expansion, along with increased concerns about trade protectionism, rising interest rates and higher volatility set the backdrop for global securities markets for much of the 12 months ending July 31, 2018. The U.S. equity bellwether S&P 500® index gained 16.24%, despite a resurgence in volatility. Stocks maintained their steady growth until a sharp reversal in February, as volatility spiked amid fear that rising inflation would prompt the U.S. Federal Reserve to pick up the pace of interest rate hikes. The index posted its first negative monthly result since October 2016, and then lost further ground in March on fear of a global trade war. The U.S. equity market stabilized in April and trended upward through July, boosted by strong corporate earnings that helped the S&P 500 rise 3.72% that month to cap the period. By sector, information technology (+28%) led the way, boosted by strong earnings growth, while consumer discretionary rose roughly 24%. Energy (+20%) gained alongside higher oil prices. Laggards were telecommunication services (-2%), consumer staples (0%) and utilities (+3%). Looking abroad, the MSCI ACWI (All Country World Index) ex USA Index returned 6.13% for the 12 months. Manufacturing and export activity – plus a generally weak U.S. dollar – underpinned markets early on, as international stocks rose roughly 14% through the end of January. But the index reversed sharply in February and went on to return about -7% for the second half of the period, with much of the loss tied to foreign exchange as the dollar rebounded. For the full 12 months, Japan returned +9%, outperforming the rest of the Asia-Pacific region (+6%). Crude-oil commodity-price strength buoyed Canada (+8%). Europe (5%) lagged the index, while emerging markets posted a similarly moderate gain. In U.S. fixed income, the Bloomberg Barclays U.S. Aggregate Bond Index returned -0.80% this period. Global monetary policy tightened, with the Fed raising policy rates by a quarter percentage point in March and June. The Bank of England signaled a potential rate increase in coming months, and the European Central Bank made plans to end its bond-buying program. Sector performance was in a fairly tight range, with asset-backed securities eking out a gain, while most other index categories modestly declined.

Comments from Co-Portfolio Managers Andrew Dierdorf and Brett Sumsion:  For the fiscal year, returns for Fidelity Simplicity RMD Funds’ share classes (excluding sales charges, if applicable) ranged from about 2.5% to about 6%, with performance trending higher along the vintage spectrum (i.e., horizon date). Funds with shorter-term horizons – those with more exposure to fixed-income and short-term securities and lower equity exposure – generated lower single-digit returns during the past year. Funds with longer time horizons – those that invest in a greater percentage of equities and less fixed-income and short-term exposure – generated increasingly higher single-digit returns. Versus Composites, each Fidelity Simplicity RMD Fund underperformed this period. The Funds’ underweighting in U.S. equities was the biggest relative detractor. Performance among underlying U.S. equity fund investments also held back the Fidelity Simplicity RMD Funds’ relative results this period. Value and income-oriented fund strategies generally underperformed growth-oriented investments, due largely to a market environment that favored highly priced growth stocks over value stocks. Conversely, the Funds’ overweighting in non-U.S. equities added value relative to Composites. In addition, the Funds benefited from fixed-income positioning. In particular, outperformance and an underweighting within investment-grade debt was helpful.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Notes to Shareholders:  At its May 2018 meeting, the Board of Trustees approved incremental updates to the strategic asset allocation (i.e., glide path) of Fidelity Simplicity RMD Funds, adding U.S. Treasury Inflation-Protected Securities and long-term U.S. Treasury bonds as fixed exposures in the Funds’ bond allocations, while reducing the equity and short-term debt allocations for shorter-dated Portfolios. These glide path updates are expected to be fully implemented by the end of 2018.
The Funds’ short-term benchmark changed from Bloomberg Barclays 3-Month Treasury Bellwether to the Bloomberg Barclays U.S. 3-6 Month Treasury Index. The new index has a similar risk/return profile but increased relative liquidity.

Fidelity Simplicity RMD Income Fund℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of July 31, 2018

% of fund's net assets
Fidelity Series Investment Grade Bond Fund	37.2
Fidelity Series Government Money Market Fund 1.98%	20.2
Fidelity Series Inflation-Protected Bond Index Fund	10.5
Fidelity Series Short-Term Credit Fund	5.1
Fidelity Series Long-Term Treasury Bond Index Fund	3.6
Fidelity Series Emerging Markets Opportunities Fund	3.1
Fidelity Series International Value Fund	2.3
Fidelity Series International Growth Fund	2.2
Fidelity Series Commodity Strategy Fund	2.0
Fidelity Series Intrinsic Opportunities Fund	1.8
88.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	12.5%
International Equity Funds	8.3%
Bond Funds	53.9%
Short-Term Funds	25.3%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Simplicity RMD Income Fund℠

Schedule of Investments July 31, 2018

Showing Percentage of Net Assets

Domestic Equity Funds - 12.5%
	Shares	Value
Fidelity Series 100 Index Fund (a)	26	$471
Fidelity Series All-Sector Equity Fund (a)	7,391	97,191
Fidelity Series Blue Chip Growth Fund (a)	6,460	102,773
Fidelity Series Commodity Strategy Fund (a)	52,468	279,656
Fidelity Series Growth & Income Fund (a)	13,570	221,865
Fidelity Series Growth Company Fund(a)	11,007	207,803
Fidelity Series Intrinsic Opportunities Fund (a)	13,120	246,530
Fidelity Series Large Cap Value Index Fund (a)	4,774	61,970
Fidelity Series Opportunistic Insights Fund (a)	5,900	111,929
Fidelity Series Small Cap Discovery Fund (a)	2,481	30,241
Fidelity Series Small Cap Opportunities Fund (a)	6,002	92,785
Fidelity Series Stock Selector Large Cap Value Fund (a)	13,009	169,371
Fidelity Series Value Discovery Fund (a)	8,850	119,833
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,593,808)		1,742,418

International Equity Funds - 8.3%
Fidelity Series Canada Fund (a)	2,950	32,007
Fidelity Series Emerging Markets Opportunities Fund (a)	21,178	427,797
Fidelity Series International Growth Fund (a)	19,183	313,833
Fidelity Series International Small Cap Fund (a)	4,166	75,281
Fidelity Series International Value Fund (a)	29,846	314,871
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $1,104,488)		1,163,789

Bond Funds - 53.9%
Fidelity Series Emerging Markets Debt Fund (a)	8,471	82,085
Fidelity Series Floating Rate High Income Fund (a)	3,684	34,999
Fidelity Series High Income Fund (a)	19,116	182,746
Fidelity Series Inflation-Protected Bond Index Fund (a)	150,867	1,466,423
Fidelity Series International Credit Fund (a)	519	5,097
Fidelity Series Investment Grade Bond Fund (a)	474,926	5,190,940
Fidelity Series Long-Term Treasury Bond Index Fund (a)	59,131	497,290
Fidelity Series Real Estate Income Fund (a)	6,046	66,330
TOTAL BOND FUNDS
(Cost $7,692,849)		7,525,910

Short-Term Funds - 25.3%
Fidelity Series Government Money Market Fund 1.98% (a)(b)	2,821,826	2,821,826
Fidelity Series Short-Term Credit Fund (a)	71,590	705,877
TOTAL SHORT-TERM FUNDS
(Cost $3,535,785)		3,527,703
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $13,926,930)		13,959,820
NET OTHER ASSETS (LIABILITIES) - 0.0%		(5,659)
NET ASSETS - 100%		$13,954,161

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$48,809	$22,107	$74,680	$1,166	$24,813	$(20,578)	$471
Fidelity Series All-Sector Equity Fund	91,767	73,305	67,865	15,232	(500)	484	97,191
Fidelity Series Blue Chip Growth Fund	92,951	71,532	75,711	11,085	2,002	11,999	102,773
Fidelity Series Canada Fund	--	47,835	16,854	359	17	1,009	32,007
Fidelity Series Commodity Strategy Fund	211,763	166,269	101,576	1,289	(887)	4,087	279,656
Fidelity Series Emerging Markets Debt Fund	61,666	46,697	21,381	5,076	(213)	(4,684)	82,085
Fidelity Series Emerging Markets Opportunities Fund	490,145	263,237	337,844	11,845	17,004	(4,745)	427,797
Fidelity Series Floating Rate High Income Fund	25,746	18,703	9,342	1,587	(9)	(99)	34,999
Fidelity Series Government Money Market Fund 1.98%	2,030,693	2,109,892	1,318,759	40,279	--	--	2,821,826
Fidelity Series Growth & Income Fund	214,553	147,374	157,936	13,887	2,440	15,434	221,865
Fidelity Series Growth Company Fund	183,716	141,337	145,073	20,352	3,493	24,330	207,803
Fidelity Series High Income Fund	154,714	102,252	70,805	11,216	(479)	(2,936)	182,746
Fidelity Series Inflation-Protected Bond Index Fund	392,177	1,236,887	153,039	10,215	(791)	(8,811)	1,466,423
Fidelity Series International Credit Fund	4,963	221	--	126	--	(54)	5,097
Fidelity Series International Growth Fund	298,725	188,139	188,837	10,131	757	15,049	313,833
Fidelity Series International Small Cap Fund	68,692	47,790	43,899	4,806	375	2,323	75,281
Fidelity Series International Value Fund	302,189	195,519	183,208	10,114	(171)	542	314,871
Fidelity Series Intrinsic Opportunities Fund	212,114	151,512	138,580	10,875	1,974	19,510	246,530
Fidelity Series Investment Grade Bond Fund	3,875,896	2,834,330	1,363,523	140,535	(9,409)	(146,354)	5,190,940
Fidelity Series Large Cap Value Index Fund	59,653	40,117	40,948	2,852	141	3,007	61,970
Fidelity Series Long-Term Treasury Bond Index Fund	95,279	557,729	143,149	6,258	(4,157)	(8,412)	497,290
Fidelity Series Opportunistic Insights Fund	102,882	82,148	81,177	15,710	1,111	6,965	111,929
Fidelity Series Real Estate Equity Fund	18,859	9,921	27,362	1,335	(1,021)	(397)	--
Fidelity Series Real Estate Income Fund	48,806	35,925	16,746	3,745	(184)	(1,471)	66,330
Fidelity Series Short-Term Credit Fund	863,477	460,040	607,681	15,316	(1,844)	(8,115)	705,877
Fidelity Series Small Cap Discovery Fund	27,473	19,591	17,884	2,108	(45)	1,106	30,241
Fidelity Series Small Cap Opportunities Fund	82,893	62,507	59,965	9,709	675	6,675	92,785
Fidelity Series Stock Selector Large Cap Value Fund	160,891	116,535	107,014	14,925	(917)	(124)	169,371
Fidelity Series Value Discovery Fund	113,333	80,839	75,754	7,229	(219)	1,634	119,833
	$10,334,825	$9,330,290	$5,646,592	$399,362	$33,956	$(92,626)	$13,959,820

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Simplicity RMD Income Fund℠

Financial Statements

Statement of Assets and Liabilities

		July 31, 2018
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $13,926,930)	$13,959,820
Total Investment in Securities (cost $13,926,930)		$13,959,820
Cash		1
Receivable for investments sold		650,122
Receivable for fund shares sold		360
Total assets		14,610,303
Liabilities
Payable for investments purchased	$650,781
Accrued management fee	5,165
Distribution and service plan fees payable	196
Total liabilities		656,142
Net Assets		$13,954,161
Net Assets consist of:
Paid in capital		$13,824,613
Undistributed net investment income		19,816
Accumulated undistributed net realized gain (loss) on investments		76,842
Net unrealized appreciation (depreciation) on investments		32,890
Net Assets		$13,954,161
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($197,510 ÷ 3,428.12 shares)		$57.61
Maximum offering price per share (100/94.25 of $57.61)		$61.12
Class M:
Net Asset Value and redemption price per share ($124,191 ÷ 2,156.32 shares)		$57.59
Maximum offering price per share (100/96.50 of $57.59)		$59.68
Class C:
Net Asset Value and offering price per share ($123,430 ÷ 2,152.47 shares)(a)		$57.34
Fidelity Simplicity RMD Income:
Net Asset Value, offering price and redemption price per share ($13,456,767 ÷ 233,583.54 shares)		$57.61
Class I:
Net Asset Value, offering price and redemption price per share ($52,263 ÷ 907.11 shares)		$57.61

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended July 31, 2018
Investment Income
Dividends:
Affiliated issuers		$267,057
Expenses
Management fee	$56,260
Distribution and service plan fees	2,533
Independent trustees' fees and expenses	47
Total expenses before reductions	58,840
Expense reductions	(180)
Total expenses after reductions		58,660
Net investment income (loss)		208,397
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	33,956
Capital gain distributions from underlying funds:
Affiliated issuers	132,305
Total net realized gain (loss)		166,261
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	(92,626)
Total change in net unrealized appreciation (depreciation)		(92,626)
Net gain (loss)		73,635
Net increase (decrease) in net assets resulting from operations		$282,032

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended July 31, 2018	Year ended July 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$208,397	$152,983
Net realized gain (loss)	166,261	759,810
Change in net unrealized appreciation (depreciation)	(92,626)	(306,710)
Net increase (decrease) in net assets resulting from operations	282,032	606,083
Distributions to shareholders from net investment income	(200,292)	(143,336)
Distributions to shareholders from net realized gain	(739,151)	(31,846)
Total distributions	(939,443)	(175,182)
Share transactions - net increase (decrease)	4,280,792	589,507
Total increase (decrease) in net assets	3,623,381	1,020,408
Net Assets
Beginning of period	10,330,780	9,310,372
End of period	$13,954,161	$10,330,780
Other Information
Undistributed net investment income end of period	$19,816	$11,984

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Simplicity RMD Income Fund Class A

Years ended July 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$61.21	$58.63	$59.28	$58.28	$54.77
Income from Investment Operations
Net investment income (loss)A	.871	.776	.779	.718	.718
Net realized and unrealized gain (loss)	.511	2.694	.322	1.623	3.808
Total from investment operations	1.382	3.470	1.101	2.341	4.526
Distributions from net investment income	(.832)	(.711)	(.768)	(.704)	(.677)
Distributions from net realized gain	(4.150)	(.179)	(.983)	(.637)	(.339)
Total distributions	(4.982)	(.890)	(1.751)	(1.341)	(1.016)
Net asset value, end of period	$57.61	$61.21	$58.63	$59.28	$58.28
Total ReturnB,C	2.36%	5.99%	1.99%	4.06%	8.32%
Ratios to Average Net AssetsD,E
Expenses before reductions	.72%	.33%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.72%	.33%	.25%	.25%	.25%
Expenses net of all reductions	.71%	.33%	.25%	.25%	.25%
Net investment income (loss)	1.50%	1.31%	1.37%	1.22%	1.27%
Supplemental Data
Net assets, end of period (000 omitted)	$198	$195	$190	$467	$220
Portfolio turnover rateE	46%	128%	49%	29%	30%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the sales charges.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Amounts do not include the activity of the Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Simplicity RMD Income Fund Class M

Years ended July 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$61.18	$58.61	$59.27	$58.27	$54.78
Income from Investment Operations
Net investment income (loss)A	.727	.627	.640	.572	.579
Net realized and unrealized gain (loss)	.513	2.695	.310	1.631	3.796
Total from investment operations	1.240	3.322	.950	2.203	4.375
Distributions from net investment income	(.680)	(.573)	(.627)	(.566)	(.546)
Distributions from net realized gain	(4.150)	(.179)	(.983)	(.637)	(.339)
Total distributions	(4.830)	(.752)	(1.610)	(1.203)	(.885)
Net asset value, end of period	$57.59	$61.18	$58.61	$59.27	$58.27
Total ReturnB,C	2.11%	5.73%	1.72%	3.82%	8.04%
Ratios to Average Net AssetsD,E
Expenses before reductions	.96%F	.58%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.96%F	.58%	.50%	.50%	.50%
Expenses net of all reductions	.96%F	.58%	.50%	.50%	.50%
Net investment income (loss)	1.25%	1.06%	1.12%	.97%	1.02%
Supplemental Data
Net assets, end of period (000 omitted)	$124	$147	$153	$334	$190
Portfolio turnover rateE	46%	128%	49%	29%	30%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the sales charges.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Amounts do not include the activity of the Underlying Funds.

 F On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Simplicity RMD Income Fund Class C

Years ended July 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$60.93	$58.41	$59.07	$58.11	$54.66
Income from Investment Operations
Net investment income (loss)A	.433	.329	.351	.276	.295
Net realized and unrealized gain (loss)	.510	2.685	.321	1.618	3.791
Total from investment operations	.943	3.014	.672	1.894	4.086
Distributions from net investment income	(.383)	(.315)	(.349)	(.297)	(.297)
Distributions from net realized gain	(4.150)	(.179)	(.983)	(.637)	(.339)
Total distributions	(4.533)	(.494)	(1.332)	(.934)	(.636)
Net asset value, end of period	$57.34	$60.93	$58.41	$59.07	$58.11
Total ReturnB,C	1.60%	5.20%	1.23%	3.29%	7.51%
Ratios to Average Net AssetsD,E
Expenses before reductions	1.47%	1.08%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.47%	1.08%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.46%	1.08%	1.00%	1.00%	1.00%
Net investment income (loss)	.75%	.56%	.62%	.47%	.52%
Supplemental Data
Net assets, end of period (000 omitted)	$123	$150	$159	$168	$156
Portfolio turnover rateE	46%	128%	49%	29%	30%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the contingent deferred sales charge.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Amounts do not include the activity of the Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Simplicity RMD Income Fund

Years ended July 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$61.22	$58.62	$59.28	$58.27	$54.77
Income from Investment Operations
Net investment income (loss)A	1.013	.923	.920	.866	.866
Net realized and unrealized gain (loss)	.513	2.703	.317	1.628	3.805
Total from investment operations	1.526	3.626	1.237	2.494	4.671
Distributions from net investment income	(.986)	(.847)	(.914)	(.847)	(.832)
Distributions from net realized gain	(4.150)	(.179)	(.983)	(.637)	(.339)
Total distributions	(5.136)	(1.026)	(1.897)	(1.484)	(1.171)
Net asset value, end of period	$57.61	$61.22	$58.62	$59.28	$58.27
Total ReturnB	2.61%	6.27%	2.24%	4.33%	8.60%
Ratios to Average Net AssetsC,D
Expenses before reductions	.47%	.08%	- %E	- %E	- %E
Expenses net of fee waivers, if any	.47%	.08%	-%	-%	-%
Expenses net of all reductions	.46%	.08%	-%	-%	-%
Net investment income (loss)	1.74%	1.56%	1.62%	1.47%	1.52%
Supplemental Data
Net assets, end of period (000 omitted)	$13,457	$9,783	$8,756	$9,139	$6,818
Portfolio turnover rateD	46%	128%	49%	29%	30%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 D Amounts do not include the activity of the Underlying Funds.

 E Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Simplicity RMD Income Fund Class I

Years ended July 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$61.21	$58.62	$59.27	$58.26	$54.77
Income from Investment Operations
Net investment income (loss)A	1.017	.924	.921	.864	.863
Net realized and unrealized gain (loss)	.510	2.692	.326	1.630	3.798
Total from investment operations	1.527	3.616	1.247	2.494	4.661
Distributions from net investment income	(.977)	(.847)	(.914)	(.847)	(.832)
Distributions from net realized gain	(4.150)	(.179)	(.983)	(.637)	(.339)
Total distributions	(5.127)	(1.026)	(1.897)	(1.484)	(1.171)
Net asset value, end of period	$57.61	$61.21	$58.62	$59.27	$58.26
Total ReturnB	2.62%	6.25%	2.26%	4.33%	8.58%
Ratios to Average Net AssetsC,D
Expenses before reductions	.46%E	.08%	- %F	- %F	- %F
Expenses net of fee waivers, if any	.46%E	.08%	-%	-%	-%
Expenses net of all reductions	.46%E	.08%	-%	-%	-%
Net investment income (loss)	1.75%	1.55%	1.62%	1.47%	1.52%
Supplemental Data
Net assets, end of period (000 omitted)	$52	$56	$53	$68	$30
Portfolio turnover rateD	46%	128%	49%	29%	30%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 D Amounts do not include the activity of the Underlying Funds.

 E On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 F Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Simplicity RMD 2005 Fund℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of July 31, 2018

% of fund's net assets
Fidelity Series Investment Grade Bond Fund	36.4
Fidelity Series Government Money Market Fund 1.98%	19.2
Fidelity Series Inflation-Protected Bond Index Fund	9.8
Fidelity Series Short-Term Credit Fund	4.8
Fidelity Series Long-Term Treasury Bond Index Fund	3.7
Fidelity Series Emerging Markets Opportunities Fund	3.5
Fidelity Series International Value Fund	2.5
Fidelity Series International Growth Fund	2.5
Fidelity Series Intrinsic Opportunities Fund	2.0
Fidelity Series Commodity Strategy Fund	2.0
86.4

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	14.1%
International Equity Funds	9.3%
Bond Funds	52.6%
Short-Term Funds	24.0%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Simplicity RMD 2005 Fund℠

Schedule of Investments July 31, 2018

Showing Percentage of Net Assets

Domestic Equity Funds - 14.1%
	Shares	Value
Fidelity Series 100 Index Fund (a)	60	$1,106
Fidelity Series All-Sector Equity Fund (a)	11,236	147,757
Fidelity Series Blue Chip Growth Fund (a)	9,821	156,251
Fidelity Series Commodity Strategy Fund (a)	68,822	366,824
Fidelity Series Growth & Income Fund (a)	20,636	337,395
Fidelity Series Growth Company Fund (a)	16,738	316,008
Fidelity Series Intrinsic Opportunities Fund (a)	19,955	374,960
Fidelity Series Large Cap Value Index Fund (a)	7,256	94,186
Fidelity Series Opportunistic Insights Fund (a)	8,971	170,179
Fidelity Series Small Cap Discovery Fund (a)	3,767	45,924
Fidelity Series Small Cap Opportunities Fund (a)	9,124	141,051
Fidelity Series Stock Selector Large Cap Value Fund (a)	19,781	257,548
Fidelity Series Value Discovery Fund (a)	13,457	182,201
TOTAL DOMESTIC EQUITY FUNDS
(Cost $2,334,910)		2,591,390

International Equity Funds - 9.3%
Fidelity Series Canada Fund (a)	4,252	46,136
Fidelity Series Emerging Markets Opportunities Fund (a)	31,591	638,146
Fidelity Series International Growth Fund (a)	27,700	453,174
Fidelity Series International Small Cap Fund (a)	6,012	108,636
Fidelity Series International Value Fund (a)	43,097	454,676
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $1,607,786)		1,700,768

Bond Funds - 52.6%
Fidelity Series Emerging Markets Debt Fund (a)	11,070	107,270
Fidelity Series Floating Rate High Income Fund (a)	4,832	45,903
Fidelity Series High Income Fund (a)	25,065	239,624
Fidelity Series Inflation-Protected Bond Index Fund (a)	183,931	1,787,809
Fidelity Series International Credit Fund (a)	980	9,635
Fidelity Series Investment Grade Bond Fund (a)	610,261	6,670,148
Fidelity Series Long-Term Treasury Bond Index Fund (a)	81,354	684,188
Fidelity Series Real Estate Income Fund (a)	7,885	86,493
TOTAL BOND FUNDS
(Cost $9,882,072)		9,631,070

Short-Term Funds - 24.0%
Fidelity Series Government Money Market Fund 1.98% (a)(b)	3,522,899	3,522,899
Fidelity Series Short-Term Credit Fund (a)	89,368	881,164
TOTAL SHORT-TERM FUNDS
(Cost $4,415,985)		4,404,063
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $18,240,753)		18,327,291
NET OTHER ASSETS (LIABILITIES) - 0.0%		(7,742)
NET ASSETS - 100%		$18,319,549

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$119,243	$15,455	$142,242	$2,213	$59,190	$(50,540)	$1,106
Fidelity Series All-Sector Equity Fund	224,142	52,803	130,821	27,910	2,857	(1,224)	147,757
Fidelity Series Blue Chip Growth Fund	226,996	49,486	145,643	23,979	9,535	15,877	156,251
Fidelity Series Canada Fund	--	74,610	30,392	646	295	1,623	46,136
Fidelity Series Commodity Strategy Fund	427,033	87,839	155,803	2,170	2,186	5,569	366,824
Fidelity Series Emerging Markets Debt Fund	125,284	24,478	35,059	8,230	(382)	(7,051)	107,270
Fidelity Series Emerging Markets Opportunities Fund	1,075,333	181,200	657,357	20,605	63,705	(24,735)	638,146
Fidelity Series Floating Rate High Income Fund	52,310	8,711	14,899	2,551	(26)	(193)	45,903
Fidelity Series Government Money Market Fund 1.98%	3,768,240	1,500,402	1,745,743	59,207	--	--	3,522,899
Fidelity Series Growth & Income Fund	524,118	86,686	305,633	28,661	13,782	18,442	337,395
Fidelity Series Growth Company Fund	450,979	89,220	282,137	38,631	27,869	30,077	316,008
Fidelity Series High Income Fund	314,318	50,345	119,464	18,155	(1,046)	(4,529)	239,624
Fidelity Series Inflation-Protected Bond Index Fund	756,769	1,253,673	209,189	15,663	(938)	(12,506)	1,787,809
Fidelity Series International Credit Fund	10,427	321	934	253	(9)	(102)	9,635
Fidelity Series International Growth Fund	691,601	92,737	364,702	18,363	15,798	17,740	453,174
Fidelity Series International Small Cap Fund	159,075	26,582	83,296	8,693	4,757	1,518	108,636
Fidelity Series International Value Fund	699,870	101,217	350,770	18,332	10,741	(6,382)	454,676
Fidelity Series Intrinsic Opportunities Fund	530,195	84,089	279,724	24,248	14,839	25,561	374,960
Fidelity Series Investment Grade Bond Fund	7,613,077	1,303,471	2,008,752	221,407	(17,392)	(220,256)	6,670,148
Fidelity Series Large Cap Value Index Fund	145,677	21,616	79,365	5,366	3,321	2,937	94,186
Fidelity Series Long-Term Treasury Bond Index Fund	191,225	717,325	204,750	10,119	(5,595)	(14,017)	684,188
Fidelity Series Opportunistic Insights Fund	251,280	57,681	156,410	29,772	10,101	7,527	170,179
Fidelity Series Real Estate Equity Fund	45,923	8,119	51,063	2,359	(1,981)	(998)	--
Fidelity Series Real Estate Income Fund	99,248	17,822	27,480	6,239	(302)	(2,795)	86,493
Fidelity Series Short-Term Credit Fund	1,590,843	212,065	906,512	22,973	(3,298)	(11,934)	881,164
Fidelity Series Small Cap Discovery Fund	67,093	11,290	35,071	3,694	1,445	1,167	45,924
Fidelity Series Small Cap Opportunities Fund	202,458	43,262	117,217	20,568	9,369	3,179	141,051
Fidelity Series Stock Selector Large Cap Value Fund	393,010	71,896	206,623	27,687	3,474	(4,209)	257,548
Fidelity Series Value Discovery Fund	276,873	44,894	142,286	13,671	2,106	614	182,201
	$21,032,640	$6,289,295	$8,989,337	$682,365	$224,401	$(229,640)	$18,327,291

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Simplicity RMD 2005 Fund℠

Financial Statements

Statement of Assets and Liabilities

		July 31, 2018
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $18,240,753)	$18,327,291
Total Investment in Securities (cost $18,240,753)		$18,327,291
Cash		2
Receivable for investments sold		857,259
Total assets		19,184,552
Liabilities
Payable for investments purchased	$856,193
Payable for fund shares redeemed	1,066
Accrued management fee	7,547
Distribution and service plan fees payable	197
Total liabilities		865,003
Net Assets		$18,319,549
Net Assets consist of:
Paid in capital		$17,931,093
Undistributed net investment income		26,695
Accumulated undistributed net realized gain (loss) on investments		275,223
Net unrealized appreciation (depreciation) on investments		86,538
Net Assets		$18,319,549
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($121,233 ÷ 2,088.88 shares)		$58.04
Maximum offering price per share (100/94.25 of $58.04)		$61.58
Class M:
Net Asset Value and redemption price per share ($367,186 ÷ 6,332.77 shares)		$57.98
Maximum offering price per share (100/96.50 of $57.98)		$60.08
Class C:
Net Asset Value and offering price per share ($22,415 ÷ 388.13 shares)(a)		$57.75
Fidelity Simplicity RMD 2005:
Net Asset Value, offering price and redemption price per share ($17,775,337 ÷ 306,464.82 shares)		$58.00
Class I:
Net Asset Value, offering price and redemption price per share ($33,378 ÷ 575.40 shares)		$58.01

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended July 31, 2018
Investment Income
Dividends:
Affiliated issuers		$428,926
Expenses
Management fee	$96,118
Distribution and service plan fees	2,920
Independent trustees' fees and expenses	79
Total expenses before reductions	99,117
Expense reductions	(179)
Total expenses after reductions		98,938
Net investment income (loss)		329,988
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	224,401
Capital gain distributions from underlying funds:
Affiliated issuers	253,439
Total net realized gain (loss)		477,840
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	(229,640)
Total change in net unrealized appreciation (depreciation)		(229,640)
Net gain (loss)		248,200
Net increase (decrease) in net assets resulting from operations		$578,188

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended July 31, 2018	Year ended July 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$329,988	$393,698
Net realized gain (loss)	477,840	2,490,450
Change in net unrealized appreciation (depreciation)	(229,640)	(1,018,995)
Net increase (decrease) in net assets resulting from operations	578,188	1,865,153
Distributions to shareholders from net investment income	(326,711)	(376,638)
Distributions to shareholders from net realized gain	(2,298,356)	(164,913)
Total distributions	(2,625,067)	(541,551)
Share transactions - net increase (decrease)	(657,215)	(9,825,354)
Total increase (decrease) in net assets	(2,704,094)	(8,501,752)
Net Assets
Beginning of period	21,023,643	29,525,395
End of period	$18,319,549	$21,023,643
Other Information
Undistributed net investment income end of period	$26,695	$24,291

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Simplicity RMD 2005 Fund Class A

Years ended July 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$64.49	$60.95	$61.71	$59.76	$55.54
Income from Investment Operations
Net investment income (loss)A	.872	.826	.815	.758	.733
Net realized and unrealized gain (loss)	.778	3.839	.196	2.089	4.363
Total from investment operations	1.650	4.665	1.011	2.847	5.096
Distributions from net investment income	(.809)	(.766)	(.798)	(.749)	(.713)
Distributions from net realized gain	(7.291)	(.359)	(.973)	(.148)	(.163)
Total distributions	(8.100)	(1.125)	(1.771)	(.897)	(.876)
Net asset value, end of period	$58.04	$64.49	$60.95	$61.71	$59.76
Total ReturnB,C	2.77%	7.77%	1.78%	4.79%	9.23%
Ratios to Average Net AssetsD,E
Expenses before reductions	.74%	.32%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.74%	.32%	.25%	.25%	.25%
Expenses net of all reductions	.73%	.32%	.25%	.25%	.25%
Net investment income (loss)	1.46%	1.33%	1.38%	1.24%	1.25%
Supplemental Data
Net assets, end of period (000 omitted)	$121	$343	$494	$832	$699
Portfolio turnover rateE	32%	102%	47%	28%	18%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the sales charges.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Amounts do not include the activity of the Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Simplicity RMD 2005 Fund Class M

Years ended July 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$64.47	$60.94	$61.71	$59.77	$55.55
Income from Investment Operations
Net investment income (loss)A	.707	.671	.667	.604	.580
Net realized and unrealized gain (loss)	.786	3.842	.189	2.087	4.379
Total from investment operations	1.493	4.513	.856	2.691	4.959
Distributions from net investment income	(.692)	(.624)	(.653)	(.603)	(.576)
Distributions from net realized gain	(7.291)	(.359)	(.973)	(.148)	(.163)
Total distributions	(7.983)	(.983)	(1.626)	(.751)	(.739)
Net asset value, end of period	$57.98	$64.47	$60.94	$61.71	$59.77
Total ReturnB,C	2.49%	7.50%	1.51%	4.52%	8.97%
Ratios to Average Net AssetsD,E
Expenses before reductions	.99%	.57%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.99%	.57%	.50%	.50%	.50%
Expenses net of all reductions	.99%	.57%	.50%	.50%	.50%
Net investment income (loss)	1.20%	1.08%	1.13%	.99%	1.00%
Supplemental Data
Net assets, end of period (000 omitted)	$367	$380	$419	$466	$338
Portfolio turnover rateE	32%	102%	47%	28%	18%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the sales charges.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Amounts do not include the activity of the Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Simplicity RMD 2005 Fund Class C

Years ended July 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$64.21	$60.72	$61.52	$59.65	$55.49
Income from Investment Operations
Net investment income (loss)A	.414	.360	.370	.296	.293
Net realized and unrealized gain (loss)	.774	3.828	.197	2.081	4.369
Total from investment operations	1.188	4.188	.567	2.377	4.662
Distributions from net investment income	(.357)	(.339)	(.394)	(.359)	(.339)
Distributions from net realized gain	(7.291)	(.359)	(.973)	(.148)	(.163)
Total distributions	(7.648)	(.698)	(1.367)	(.507)	(.502)
Net asset value, end of period	$57.75	$64.21	$60.72	$61.52	$59.65
Total ReturnB,C	1.98%	6.97%	1.02%	4.00%	8.43%
Ratios to Average Net AssetsD,E
Expenses before reductions	1.49%	1.07%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.49%	1.07%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.49%	1.07%	1.00%	1.00%	1.00%
Net investment income (loss)	.70%	.58%	.63%	.49%	.50%
Supplemental Data
Net assets, end of period (000 omitted)	$22	$76	$213	$177	$37
Portfolio turnover rateE	32%	102%	47%	28%	18%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the contingent deferred sales charge.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Amounts do not include the activity of the Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Simplicity RMD 2005 Fund

Years ended July 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$64.50	$60.94	$61.71	$59.76	$55.54
Income from Investment Operations
Net investment income (loss)A	1.002	.981	.959	.910	.874
Net realized and unrealized gain (loss)	.780	3.850	.194	2.088	4.376
Total from investment operations	1.782	4.831	1.153	2.998	5.250
Distributions from net investment income	(.991)	(.912)	(.950)	(.900)	(.867)
Distributions from net realized gain	(7.291)	(.359)	(.973)	(.148)	(.163)
Total distributions	(8.282)	(1.271)	(1.923)	(1.048)	(1.030)
Net asset value, end of period	$58.00	$64.50	$60.94	$61.71	$59.76
Total ReturnB	3.00%	8.05%	2.03%	5.05%	9.52%
Ratios to Average Net AssetsC,D
Expenses before reductions	.49%	.07%	- %E	- %E	- %E
Expenses net of fee waivers, if any	.49%	.07%	-%	-%	-%
Expenses net of all reductions	.49%	.07%	-%	-%	-%
Net investment income (loss)	1.70%	1.58%	1.63%	1.49%	1.50%
Supplemental Data
Net assets, end of period (000 omitted)	$17,775	$20,180	$28,337	$26,020	$21,766
Portfolio turnover rateD	32%	102%	47%	28%	18%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 D Amounts do not include the activity of the Underlying Funds.

 E Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Simplicity RMD 2005 Fund Class I

Years ended July 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$64.50	$60.94	$61.71	$59.76	$55.54
Income from Investment Operations
Net investment income (loss)A	1.005	.980	.978	.906	.871
Net realized and unrealized gain (loss)	.781	3.851	.175	2.092	4.379
Total from investment operations	1.786	4.831	1.153	2.998	5.250
Distributions from net investment income	(.985)	(.912)	(.950)	(.900)	(.867)
Distributions from net realized gain	(7.291)	(.359)	(.973)	(.148)	(.163)
Total distributions	(8.276)	(1.271)	(1.923)	(1.048)	(1.030)
Net asset value, end of period	$58.01	$64.50	$60.94	$61.71	$59.76
Total ReturnB	3.00%	8.05%	2.03%	5.05%	9.52%
Ratios to Average Net AssetsC,D
Expenses before reductions	.49%	.07%	- %E	- %E	- %E
Expenses net of fee waivers, if any	.49%	.07%	-%	-%	-%
Expenses net of all reductions	.49%	.07%	-%	-%	-%
Net investment income (loss)	1.70%	1.58%	1.63%	1.49%	1.50%
Supplemental Data
Net assets, end of period (000 omitted)	$33	$44	$62	$300	$91
Portfolio turnover rateD	32%	102%	47%	28%	18%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 D Amounts do not include the activity of the Underlying Funds.

 E Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Simplicity RMD 2010 Fund℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of July 31, 2018

% of fund's net assets
Fidelity Series Investment Grade Bond Fund	33.2
Fidelity Series Government Money Market Fund 1.98%	15.8
Fidelity Series Inflation-Protected Bond Index Fund	8.1
Fidelity Series Emerging Markets Opportunities Fund	4.4
Fidelity Series Short-Term Credit Fund	3.9
Fidelity Series Long-Term Treasury Bond Index Fund	3.9
Fidelity Series International Value Fund	3.3
Fidelity Series International Growth Fund	3.3
Fidelity Series Intrinsic Opportunities Fund	3.1
Fidelity Series Growth & Income Fund	2.8
81.8

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	20.3%
International Equity Funds	12.1%
Bond Funds	47.9%
Short-Term Funds	19.7%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Simplicity RMD 2010 Fund℠

Schedule of Investments July 31, 2018

Showing Percentage of Net Assets

Domestic Equity Funds - 20.3%
	Shares	Value
Fidelity Series 100 Index Fund (a)	26	$477
Fidelity Series All-Sector Equity Fund (a)	6,745	88,690
Fidelity Series Blue Chip Growth Fund (a)	5,896	93,799
Fidelity Series Commodity Strategy Fund (a)	27,430	146,204
Fidelity Series Growth & Income Fund (a)	12,386	202,508
Fidelity Series Growth Company Fund (a)	10,046	189,674
Fidelity Series Intrinsic Opportunities Fund (a)	11,991	225,308
Fidelity Series Large Cap Value Index Fund (a)	4,357	56,552
Fidelity Series Opportunistic Insights Fund (a)	5,386	102,166
Fidelity Series Small Cap Discovery Fund (a)	2,263	27,581
Fidelity Series Small Cap Opportunities Fund (a)	5,475	84,649
Fidelity Series Stock Selector Large Cap Value Fund (a)	11,873	154,589
Fidelity Series Value Discovery Fund (a)	8,078	109,381
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,344,619)		1,481,578

International Equity Funds - 12.1%
Fidelity Series Canada Fund (a)	2,274	24,677
Fidelity Series Emerging Markets Opportunities Fund (a)	15,808	319,330
Fidelity Series International Growth Fund (a)	14,799	242,112
Fidelity Series International Small Cap Fund (a)	3,214	58,072
Fidelity Series International Value Fund (a)	23,023	242,896
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $839,601)		887,087

Bond Funds - 47.9%
Fidelity Series Emerging Markets Debt Fund (a)	4,405	42,683
Fidelity Series Floating Rate High Income Fund (a)	1,917	18,213
Fidelity Series High Income Fund (a)	9,999	95,588
Fidelity Series Inflation-Protected Bond Index Fund (a)	60,847	591,429
Fidelity Series International Credit Fund (a)	324	3,188
Fidelity Series Investment Grade Bond Fund (a)	221,258	2,418,351
Fidelity Series Long-Term Treasury Bond Index Fund (a)	34,126	287,000
Fidelity Series Real Estate Income Fund (a)	3,109	34,108
TOTAL BOND FUNDS
(Cost $3,573,777)		3,490,560

Short-Term Funds - 19.7%
Fidelity Series Government Money Market Fund 1.98% (a)(b)	1,148,025	1,148,025
Fidelity Series Short-Term Credit Fund (a)	29,132	287,237
TOTAL SHORT-TERM FUNDS
(Cost $1,438,772)		1,435,262
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $7,196,769)		7,294,487
NET OTHER ASSETS (LIABILITIES) - 0.0%		(3,387)
NET ASSETS - 100%		$7,291,100

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$49,634	$13,972	$66,941	$1,055	$27,818	$(24,006)	$477
Fidelity Series All-Sector Equity Fund	93,299	46,265	51,039	13,715	(76)	241	88,690
Fidelity Series Blue Chip Growth Fund	94,489	43,379	56,992	10,246	2,167	10,756	93,799
Fidelity Series Canada Fund	--	34,534	10,721	288	45	819	24,677
Fidelity Series Commodity Strategy Fund	131,506	63,114	50,489	710	(249)	2,322	146,204
Fidelity Series Emerging Markets Debt Fund	38,145	18,829	11,557	2,871	(99)	(2,635)	42,683
Fidelity Series Emerging Markets Opportunities Fund	382,026	156,416	228,572	8,787	13,214	(3,754)	319,330
Fidelity Series Floating Rate High Income Fund	15,913	7,190	4,817	896	(8)	(65)	18,213
Fidelity Series Government Money Market Fund 1.98%	920,772	737,264	510,011	17,238	--	--	1,148,025
Fidelity Series Growth & Income Fund	218,168	88,079	119,523	12,899	2,024	13,760	202,508
Fidelity Series Growth Company Fund	183,536	88,269	108,076	18,402	4,575	21,370	189,674
Fidelity Series High Income Fund	95,711	39,177	37,290	6,313	(277)	(1,733)	95,588
Fidelity Series Inflation-Protected Bond Index Fund	203,297	461,712	69,415	4,932	(430)	(3,735)	591,429
Fidelity Series International Credit Fund	3,225	100	83	78	--	(33)	3,188
Fidelity Series International Growth Fund	267,017	94,815	132,695	8,095	1,586	11,389	242,112
Fidelity Series International Small Cap Fund	61,417	24,648	30,250	3,825	604	1,653	58,072
Fidelity Series International Value Fund	270,207	101,309	129,076	8,067	1,044	(588)	242,896
Fidelity Series Intrinsic Opportunities Fund	216,949	87,918	99,221	10,406	2,399	17,263	225,308
Fidelity Series Investment Grade Bond Fund	2,121,176	1,052,720	677,974	71,310	(5,656)	(71,915)	2,418,351
Fidelity Series Large Cap Value Index Fund	60,636	23,751	30,643	2,576	243	2,565	56,552
Fidelity Series Long-Term Treasury Bond Index Fund	59,329	299,381	64,362	3,748	(1,851)	(5,497)	287,000
Fidelity Series Opportunistic Insights Fund	104,597	51,437	61,515	14,324	1,649	5,998	102,166
Fidelity Series Real Estate Equity Fund	19,148	6,749	24,476	1,104	(1,003)	(418)	--
Fidelity Series Real Estate Income Fund	30,168	13,952	9,057	2,117	(75)	(880)	34,108
Fidelity Series Short-Term Credit Fund	386,675	145,656	240,840	6,545	(697)	(3,557)	287,237
Fidelity Series Small Cap Discovery Fund	27,927	12,018	13,306	1,896	(9)	951	27,581
Fidelity Series Small Cap Opportunities Fund	84,277	38,157	44,398	8,951	743	5,870	84,649
Fidelity Series Stock Selector Large Cap Value Fund	163,592	71,221	79,267	13,461	(420)	(537)	154,589
Fidelity Series Value Discovery Fund	115,248	48,057	55,012	6,535	(198)	1,286	109,381
	$6,418,084	$3,870,089	$3,017,618	$261,390	$47,063	$(23,110)	$7,294,487

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Simplicity RMD 2010 Fund℠

Financial Statements

Statement of Assets and Liabilities

		July 31, 2018
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $7,196,769)	$7,294,487
Total Investment in Securities (cost $7,196,769)		$7,294,487
Cash		1
Receivable for investments sold		304,704
Total assets		7,599,192
Liabilities
Payable for investments purchased	$299,037
Payable for fund shares redeemed	5,664
Accrued management fee	3,229
Distribution and service plan fees payable	162
Total liabilities		308,092
Net Assets		$7,291,100
Net Assets consist of:
Paid in capital		$7,092,147
Undistributed net investment income		9,277
Accumulated undistributed net realized gain (loss) on investments		91,958
Net unrealized appreciation (depreciation) on investments		97,718
Net Assets		$7,291,100
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($206,684 ÷ 3,871.24 shares)		$53.39
Maximum offering price per share (100/94.25 of $53.39)		$56.65
Class M:
Net Asset Value and redemption price per share ($23,783 ÷ 445.21 shares)		$53.42
Maximum offering price per share (100/96.50 of $53.42)		$55.36
Class C:
Net Asset Value and offering price per share ($129,960 ÷ 2,450.73 shares)(a)		$53.03
Fidelity Simplicity RMD 2010:
Net Asset Value, offering price and redemption price per share ($6,866,813 ÷ 128,591.04 shares)		$53.40
Class I:
Net Asset Value, offering price and redemption price per share ($63,860 ÷ 1,195.80 shares)		$53.40

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended July 31, 2018
Investment Income
Dividends:
Affiliated issuers		$148,266
Expenses
Management fee	$36,735
Distribution and service plan fees	1,986
Independent trustees' fees and expenses	27
Total expenses before reductions	38,748
Expense reductions	(180)
Total expenses after reductions		38,568
Net investment income (loss)		109,698
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	47,063
Capital gain distributions from underlying funds:
Affiliated issuers	113,124
Total net realized gain (loss)		160,187
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	(23,110)
Total change in net unrealized appreciation (depreciation)		(23,110)
Net gain (loss)		137,077
Net increase (decrease) in net assets resulting from operations		$246,775

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended July 31, 2018	Year ended July 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$109,698	$109,145
Net realized gain (loss)	160,187	1,135,409
Change in net unrealized appreciation (depreciation)	(23,110)	(607,278)
Net increase (decrease) in net assets resulting from operations	246,775	637,276
Distributions to shareholders from net investment income	(106,600)	(104,371)
Distributions to shareholders from net realized gain	(894,051)	(87,566)
Total distributions	(1,000,651)	(191,937)
Share transactions - net increase (decrease)	1,629,953	(1,408,679)
Total increase (decrease) in net assets	876,077	(963,340)
Net Assets
Beginning of period	6,415,023	7,378,363
End of period	$7,291,100	$6,415,023
Other Information
Undistributed net investment income end of period	$9,277	$6,483

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Simplicity RMD 2010 Fund Class A

Years ended July 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$60.79	$57.18	$58.52	$56.72	$53.04
Income from Investment Operations
Net investment income (loss)A	.747	.759	.758	.738	.718
Net realized and unrealized gain (loss)	1.281	4.244	.040	2.196	4.379
Total from investment operations	2.028	5.003	.798	2.934	5.097
Distributions from net investment income	(.696)	(.713)	(.756)	(.740)	(.704)
Distributions from net realized gain	(8.732)	(.680)	(1.382)	(.394)	(.713)
Total distributions	(9.428)	(1.393)	(2.138)	(1.134)	(1.417)
Net asset value, end of period	$53.39	$60.79	$57.18	$58.52	$56.72
Total ReturnB,C	3.72%	8.93%	1.55%	5.22%	9.76%
Ratios to Average Net AssetsD,E
Expenses before reductions	.78%	.33%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.78%	.33%	.25%	.25%	.25%
Expenses net of all reductions	.78%	.33%	.25%	.25%	.25%
Net investment income (loss)	1.37%	1.31%	1.37%	1.28%	1.30%
Supplemental Data
Net assets, end of period (000 omitted)	$207	$265	$395	$427	$267
Portfolio turnover rateE	44%	128%	24%	33%	29%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the sales charges.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Amounts do not include the activity of the Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Simplicity RMD 2010 Fund Class M

Years ended July 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$60.83	$57.22	$58.55	$56.76	$53.08
Income from Investment Operations
Net investment income (loss)A	.610	.615	.620	.592	.581
Net realized and unrealized gain (loss)	1.288	4.241	.047	2.190	4.386
Total from investment operations	1.898	4.856	.667	2.782	4.967
Distributions from net investment income	(.576)	(.566)	(.615)	(.598)	(.574)
Distributions from net realized gain	(8.732)	(.680)	(1.382)	(.394)	(.713)
Total distributions	(9.308)	(1.246)	(1.997)	(.992)	(1.287)
Net asset value, end of period	$53.42	$60.83	$57.22	$58.55	$56.76
Total ReturnB,C	3.47%	8.65%	1.31%	4.94%	9.50%
Ratios to Average Net AssetsD,E
Expenses before reductions	1.03%	.58%	.50%	.50%	.50%
Expenses net of fee waivers, if any	1.03%	.58%	.50%	.50%	.50%
Expenses net of all reductions	1.03%	.58%	.50%	.50%	.50%
Net investment income (loss)	1.12%	1.06%	1.12%	1.03%	1.05%
Supplemental Data
Net assets, end of period (000 omitted)	$24	$23	$58	$67	$36
Portfolio turnover rateE	44%	128%	24%	33%	29%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the sales charges.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Amounts do not include the activity of the Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Simplicity RMD 2010 Fund Class C

Years ended July 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$60.47	$56.97	$58.35	$56.62	$52.99
Income from Investment Operations
Net investment income (loss)A	.336	.322	.344	.303	.305
Net realized and unrealized gain (loss)	1.274	4.223	.043	2.182	4.382
Total from investment operations	1.610	4.545	.387	2.485	4.687
Distributions from net investment income	(.318)	(.365)	(.385)	(.361)	(.344)
Distributions from net realized gain	(8.732)	(.680)	(1.382)	(.394)	(.713)
Total distributions	(9.050)	(1.045)	(1.767)	(.755)	(1.057)
Net asset value, end of period	$53.03	$60.47	$56.97	$58.35	$56.62
Total ReturnB,C	2.94%	8.12%	.81%	4.42%	8.96%
Ratios to Average Net AssetsD,E
Expenses before reductions	1.53%	1.08%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.53%	1.08%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.53%	1.08%	1.00%	1.00%	1.00%
Net investment income (loss)	.62%	.56%	.63%	.53%	.55%
Supplemental Data
Net assets, end of period (000 omitted)	$130	$133	$124	$137	$122
Portfolio turnover rateE	44%	128%	24%	33%	29%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the contingent deferred sales charge.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Amounts do not include the activity of the Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Simplicity RMD 2010 Fund

Years ended July 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$60.82	$57.20	$58.53	$56.73	$53.05
Income from Investment Operations
Net investment income (loss)A	.877	.906	.897	.882	.856
Net realized and unrealized gain (loss)	1.285	4.242	.048	2.192	4.380
Total from investment operations	2.162	5.148	.945	3.074	5.236
Distributions from net investment income	(.850)	(.848)	(.893)	(.880)	(.843)
Distributions from net realized gain	(8.732)	(.680)	(1.382)	(.394)	(.713)
Total distributions	(9.582)	(1.528)	(2.275)	(1.274)	(1.556)
Net asset value, end of period	$53.40	$60.82	$57.20	$58.53	$56.73
Total ReturnB	3.98%	9.20%	1.82%	5.48%	10.04%
Ratios to Average Net AssetsC,D
Expenses before reductions	.53%	.08%	- %E	- %E	- %E
Expenses net of fee waivers, if any	.53%	.08%	-%	-%	-%
Expenses net of all reductions	.53%	.08%	-%	-%	-%
Net investment income (loss)	1.62%	1.56%	1.62%	1.53%	1.55%
Supplemental Data
Net assets, end of period (000 omitted)	$6,867	$5,933	$6,745	$7,858	$7,608
Portfolio turnover rateD	44%	128%	24%	33%	29%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 D Amounts do not include the activity of the Underlying Funds.

 E Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Simplicity RMD 2010 Fund Class I

Years ended July 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$60.82	$57.20	$58.53	$56.73	$53.05
Income from Investment Operations
Net investment income (loss)A	.880	.906	.896	.880	.856
Net realized and unrealized gain (loss)	1.279	4.241	.049	2.194	4.380
Total from investment operations	2.159	5.147	.945	3.074	5.236
Distributions from net investment income	(.847)	(.847)	(.893)	(.880)	(.843)
Distributions from net realized gain	(8.732)	(.680)	(1.382)	(.394)	(.713)
Total distributions	(9.579)	(1.527)	(2.275)	(1.274)	(1.556)
Net asset value, end of period	$53.40	$60.82	$57.20	$58.53	$56.73
Total ReturnB	3.97%	9.20%	1.82%	5.48%	10.04%
Ratios to Average Net AssetsC,D
Expenses before reductions	.53%	.08%	- %E	- %E	- %E
Expenses net of fee waivers, if any	.53%	.08%	-%	-%	-%
Expenses net of all reductions	.53%	.08%	-%	-%	-%
Net investment income (loss)	1.62%	1.56%	1.62%	1.53%	1.55%
Supplemental Data
Net assets, end of period (000 omitted)	$64	$61	$56	$58	$21
Portfolio turnover rateD	44%	128%	24%	33%	29%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 D Amounts do not include the activity of the Underlying Funds.

 E Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Simplicity RMD 2015 Fund℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of July 31, 2018

% of fund's net assets
Fidelity Series Investment Grade Bond Fund	29.6
Fidelity Series Government Money Market Fund 1.98%	12.6
Fidelity Series Inflation-Protected Bond Index Fund	6.4
Fidelity Series Emerging Markets Opportunities Fund	5.1
Fidelity Series International Value Fund	4.2
Fidelity Series International Growth Fund	4.2
Fidelity Series Intrinsic Opportunities Fund	4.2
Fidelity Series Long-Term Treasury Bond Index Fund	4.0
Fidelity Series Growth & Income Fund	3.7
Fidelity Series Growth Company Fund	3.5
77.5

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	26.7%
International Equity Funds	14.9%
Bond Funds	42.6%
Short-Term Funds	15.8%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Simplicity RMD 2015 Fund℠

Schedule of Investments July 31, 2018

Showing Percentage of Net Assets

Domestic Equity Funds - 26.7%
	Shares	Value
Fidelity Series All-Sector Equity Fund (a)	18,294	$240,570
Fidelity Series Blue Chip Growth Fund (a)	15,992	254,437
Fidelity Series Commodity Strategy Fund (a)	55,285	294,667
Fidelity Series Growth & Income Fund (a)	33,589	549,180
Fidelity Series Growth Company Fund (a)	27,245	514,382
Fidelity Series Intrinsic Opportunities Fund (a)	32,590	612,372
Fidelity Series Large Cap Value Index Fund (a)	11,822	153,445
Fidelity Series Opportunistic Insights Fund (a)	14,609	277,131
Fidelity Series Small Cap Discovery Fund (a)	6,144	74,892
Fidelity Series Small Cap Opportunities Fund (a)	14,851	229,590
Fidelity Series Stock Selector Large Cap Value Fund (a)	32,201	419,254
Fidelity Series Value Discovery Fund(a)	21,912	296,694
TOTAL DOMESTIC EQUITY FUNDS
(Cost $3,628,882)		3,916,614

International Equity Funds - 14.9%
Fidelity Series Canada Fund (a)	5,778	62,697
Fidelity Series Emerging Markets Opportunities Fund (a)	36,909	745,560
Fidelity Series International Growth Fund (a)	37,594	615,045
Fidelity Series International Small Cap Fund (a)	8,165	147,539
Fidelity Series International Value Fund (a)	58,484	617,007
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $2,112,722)		2,187,848

Bond Funds - 42.6%
Fidelity Series Emerging Markets Debt Fund (a)	8,865	85,902
Fidelity Series Floating Rate High Income Fund (a)	3,837	36,451
Fidelity Series High Income Fund (a)	20,159	192,720
Fidelity Series Inflation-Protected Bond Index Fund (a)	96,890	941,773
Fidelity Series International Credit Fund (a)	430	4,223
Fidelity Series Investment Grade Bond Fund (a)	397,234	4,341,763
Fidelity Series Long-Term Treasury Bond Index Fund (a)	70,487	592,796
Fidelity Series Real Estate Income Fund (a)	6,274	68,830
TOTAL BOND FUNDS
(Cost $6,378,025)		6,264,458

Short-Term Funds - 15.8%
Fidelity Series Government Money Market Fund 1.98% (a)(b)	1,856,330	1,856,330
Fidelity Series Short-Term Credit Fund (a)	47,120	464,603
TOTAL SHORT-TERM FUNDS
(Cost $2,324,980)		2,320,933
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $14,444,609)		14,689,853
NET OTHER ASSETS (LIABILITIES) - 0.0%		(6,991)
NET ASSETS - 100%		$14,682,862

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$81,990	$55,028	$143,942	$1,925	$41,854	$(34,930)	$--
Fidelity Series All-Sector Equity Fund	154,130	183,466	99,551	25,844	(523)	3,048	240,570
Fidelity Series Blue Chip Growth Fund	156,097	180,791	111,241	18,037	1,702	27,088	254,437
Fidelity Series Canada Fund	--	80,623	20,747	493	(95)	2,916	62,697
Fidelity Series Commodity Strategy Fund	161,221	222,779	90,316	1,004	(1,321)	2,304	294,667
Fidelity Series Emerging Markets Debt Fund	49,186	59,413	18,070	4,458	(416)	(4,211)	85,902
Fidelity Series Emerging Markets Opportunities Fund	552,536	541,874	344,554	14,828	4,700	(8,996)	745,560
Fidelity Series Floating Rate High Income Fund	20,546	23,529	7,519	1,421	(12)	(93)	36,451
Fidelity Series Government Money Market Fund 1.98%	900,350	1,620,039	664,059	22,064	--	--	1,856,330
Fidelity Series Growth & Income Fund	360,403	390,019	236,120	24,556	49	34,829	549,180
Fidelity Series Growth Company Fund	310,145	360,897	209,031	33,594	2,095	50,276	514,382
Fidelity Series High Income Fund	123,355	127,088	54,761	9,859	(488)	(2,474)	192,720
Fidelity Series Inflation-Protected Bond Index Fund	206,092	824,980	84,960	5,478	(395)	(3,944)	941,773
Fidelity Series International Credit Fund	4,230	132	67	104	--	(45)	4,223
Fidelity Series International Growth Fund	421,287	422,180	249,586	14,018	(855)	22,019	615,045
Fidelity Series International Small Cap Fund	96,906	104,832	56,804	6,629	(205)	2,810	147,539
Fidelity Series International Value Fund	426,358	437,049	243,220	13,995	(2,817)	(363)	617,007
Fidelity Series Intrinsic Opportunities Fund	400,447	415,223	242,114	19,594	288	38,528	612,372
Fidelity Series Investment Grade Bond Fund	2,451,457	2,987,118	991,707	101,043	(8,222)	(96,883)	4,341,763
Fidelity Series Large Cap Value Index Fund	100,176	107,254	60,164	4,741	(265)	6,444	153,445
Fidelity Series Long-Term Treasury Bond Index Fund	71,151	633,726	101,061	6,247	(2,356)	(8,664)	592,796
Fidelity Series Opportunistic Insights Fund	172,792	204,946	117,265	26,165	891	15,767	277,131
Fidelity Series Real Estate Equity Fund	31,191	23,566	52,570	1,990	(1,506)	(681)	--
Fidelity Series Real Estate Income Fund	39,028	44,886	14,155	3,197	(148)	(781)	68,830
Fidelity Series Short-Term Credit Fund	375,312	363,879	269,747	8,133	(790)	(4,051)	464,603
Fidelity Series Small Cap Discovery Fund	46,135	52,778	24,961	4,771	(441)	1,381	74,892
Fidelity Series Small Cap Opportunities Fund	139,218	160,541	86,201	15,803	407	15,625	229,590
Fidelity Series Stock Selector Large Cap Value Fund	270,245	304,815	156,345	25,077	(1,666)	2,205	419,254
Fidelity Series Value Discovery Fund	190,393	211,771	109,347	11,965	(774)	4,651	296,694
	$8,312,377	$11,145,222	$4,860,185	$427,033	$28,691	$63,775	$14,689,853

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Simplicity RMD 2015 Fund℠

Financial Statements

Statement of Assets and Liabilities

		July 31, 2018
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $14,444,609)	$14,689,853
Total Investment in Securities (cost $14,444,609)		$14,689,853
Cash		2
Receivable for investments sold		549,198
Receivable for fund shares sold		7,000
Total assets		15,246,053
Liabilities
Payable for investments purchased	$512,235
Payable for fund shares redeemed	43,963
Accrued management fee	6,644
Distribution and service plan fees payable	349
Total liabilities		563,191
Net Assets		$14,682,862
Net Assets consist of:
Paid in capital		$14,297,061
Undistributed net investment income		16,421
Accumulated undistributed net realized gain (loss) on investments		124,136
Net unrealized appreciation (depreciation) on investments		245,244
Net Assets		$14,682,862
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($336,033 ÷ 5,679.54 shares)		$59.17
Maximum offering price per share (100/94.25 of $59.17)		$62.78
Class M:
Net Asset Value and redemption price per share ($493,618 ÷ 8,351.66 shares)		$59.10
Maximum offering price per share (100/96.50 of $59.10)		$61.24
Class C:
Net Asset Value and offering price per share ($87,874 ÷ 1,501.76 shares)(a)		$58.51
Fidelity Simplicity RMD 2015:
Net Asset Value, offering price and redemption price per share ($13,754,008 ÷ 232,568.24 shares)		$59.14
Class I:
Net Asset Value, offering price and redemption price per share ($11,329 ÷ 191.22 shares)		$59.25

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended July 31, 2018
Investment Income
Dividends:
Affiliated issuers		$224,617
Expenses
Management fee	$63,386
Distribution and service plan fees	4,419
Independent trustees' fees and expenses	42
Total expenses before reductions	67,847
Expense reductions	(179)
Total expenses after reductions		67,668
Net investment income (loss)		156,949
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	28,691
Capital gain distributions from underlying funds:
Affiliated issuers	202,416
Total net realized gain (loss)		231,107
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	63,775
Total change in net unrealized appreciation (depreciation)		63,775
Net gain (loss)		294,882
Net increase (decrease) in net assets resulting from operations		$451,831

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended July 31, 2018	Year ended July 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$156,949	$143,136
Net realized gain (loss)	231,107	1,237,402
Change in net unrealized appreciation (depreciation)	63,775	(454,794)
Net increase (decrease) in net assets resulting from operations	451,831	925,744
Distributions to shareholders from net investment income	(147,498)	(137,895)
Distributions to shareholders from net realized gain	(1,038,823)	(118,111)
Total distributions	(1,186,321)	(256,006)
Share transactions - net increase (decrease)	7,109,470	(3,339,280)
Total increase (decrease) in net assets	6,374,980	(2,669,542)
Net Assets
Beginning of period	8,307,882	10,977,424
End of period	$14,682,862	$8,307,882
Other Information
Undistributed net investment income end of period	$16,421	$7,406

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Simplicity RMD 2015 Fund Class A

Years ended July 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$64.95	$60.61	$62.00	$59.79	$55.12
Income from Investment Operations
Net investment income (loss)A	.727	.796	.790	.753	.751
Net realized and unrealized gain (loss)	2.076	5.018	(.055)	2.474	4.831
Total from investment operations	2.803	5.814	.735	3.227	5.582
Distributions from net investment income	(.675)	(.767)	(.788)	(.743)	(.734)
Distributions from net realized gain	(7.908)	(.707)	(1.337)	(.274)	(.178)
Total distributions	(8.583)	(1.474)	(2.125)	(1.017)	(.912)
Net asset value, end of period	$59.17	$64.95	$60.61	$62.00	$59.79
Total ReturnB,C	4.75%	9.80%	1.37%	5.44%	10.18%
Ratios to Average Net AssetsD,E
Expenses before reductions	.83%	.34%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.83%	.34%	.25%	.25%	.25%
Expenses net of all reductions	.82%	.34%	.25%	.25%	.25%
Net investment income (loss)	1.22%	1.28%	1.36%	1.23%	1.29%
Supplemental Data
Net assets, end of period (000 omitted)	$336	$379	$501	$452	$181
Portfolio turnover rateE	44%	115%	27%	20%	25%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the sales charges.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Amounts do not include the activity of the Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Simplicity RMD 2015 Fund Class M

Years ended July 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$64.91	$60.57	$61.96	$59.75	$55.09
Income from Investment Operations
Net investment income (loss)A	.576	.639	.645	.600	.601
Net realized and unrealized gain (loss)	2.073	5.013	(.056)	2.475	4.822
Total from investment operations	2.649	5.652	.589	3.075	5.423
Distributions from net investment income	(.551)	(.605)	(.642)	(.591)	(.585)
Distributions from net realized gain	(7.908)	(.707)	(1.337)	(.274)	(.178)
Total distributions	(8.459)	(1.312)	(1.979)	(.865)	(.763)
Net asset value, end of period	$59.10	$64.91	$60.57	$61.96	$59.75
Total ReturnB,C	4.48%	9.51%	1.11%	5.18%	9.89%
Ratios to Average Net AssetsD,E
Expenses before reductions	1.08%	.59%	.50%	.50%	.50%
Expenses net of fee waivers, if any	1.08%	.59%	.50%	.50%	.50%
Expenses net of all reductions	1.07%	.59%	.50%	.50%	.50%
Net investment income (loss)	.97%	1.04%	1.11%	.98%	1.04%
Supplemental Data
Net assets, end of period (000 omitted)	$494	$553	$1,030	$1,088	$420
Portfolio turnover rateE	44%	115%	27%	20%	25%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the sales charges.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Amounts do not include the activity of the Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Simplicity RMD 2015 Fund Class C

Years ended July 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$64.45	$60.25	$61.71	$59.58	$54.98
Income from Investment Operations
Net investment income (loss)A	.275	.328	.352	.294	.310
Net realized and unrealized gain (loss)	2.048	4.986	(.066)	2.471	4.816
Total from investment operations	2.323	5.314	.286	2.765	5.126
Distributions from net investment income	(.355)	(.407)	(.409)	(.361)	(.348)
Distributions from net realized gain	(7.908)	(.707)	(1.337)	(.274)	(.178)
Total distributions	(8.263)	(1.114)	(1.746)	(.635)	(.526)
Net asset value, end of period	$58.51	$64.45	$60.25	$61.71	$59.58
Total ReturnB,C	3.95%	8.98%	.60%	4.66%	9.35%
Ratios to Average Net AssetsD,E
Expenses before reductions	1.58%	1.09%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.58%	1.09%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.58%	1.09%	1.00%	1.00%	1.00%
Net investment income (loss)	.47%	.53%	.61%	.48%	.54%
Supplemental Data
Net assets, end of period (000 omitted)	$88	$88	$384	$444	$358
Portfolio turnover rateE	44%	115%	27%	20%	25%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the contingent deferred sales charge.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Amounts do not include the activity of the Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Simplicity RMD 2015 Fund

Years ended July 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$64.98	$60.62	$62.01	$59.79	$55.11
Income from Investment Operations
Net investment income (loss)A	.869	.950	.938	.907	.893
Net realized and unrealized gain (loss)	2.076	5.023	(.057)	2.472	4.833
Total from investment operations	2.945	5.973	.881	3.379	5.726
Distributions from net investment income	(.877)	(.906)	(.934)	(.885)	(.868)
Distributions from net realized gain	(7.908)	(.707)	(1.337)	(.274)	(.178)
Total distributions	(8.785)	(1.613)	(2.271)	(1.159)	(1.046)
Net asset value, end of period	$59.14	$64.98	$60.62	$62.01	$59.79
Total ReturnB	5.00%	10.08%	1.62%	5.70%	10.46%
Ratios to Average Net AssetsC,D
Expenses before reductions	.58%	.09%	- %E	- %E	- %E
Expenses net of fee waivers, if any	.58%	.09%	-%	-%	-%
Expenses net of all reductions	.57%	.09%	-%	-%	-%
Net investment income (loss)	1.47%	1.53%	1.61%	1.48%	1.54%
Supplemental Data
Net assets, end of period (000 omitted)	$13,754	$7,287	$9,061	$9,298	$6,327
Portfolio turnover rateD	44%	115%	27%	20%	25%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 D Amounts do not include the activity of the Underlying Funds.

 E Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Simplicity RMD 2015 Fund Class I

Years ended July 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$65.08	$60.71	$62.07	$59.83	$55.13
Income from Investment Operations
Net investment income (loss)A	.863	.958	.940	.901	.869
Net realized and unrealized gain (loss)	2.104	5.029	(.029)	2.498	4.877
Total from investment operations	2.967	5.987	.911	3.399	5.746
Distributions from net investment income	(.889)	(.910)	(.934)	(.885)	(.868)
Distributions from net realized gain	(7.908)	(.707)	(1.337)	(.274)	(.178)
Total distributions	(8.797)	(1.617)	(2.271)	(1.159)	(1.046)
Net asset value, end of period	$59.25	$65.08	$60.71	$62.07	$59.83
Total ReturnB	5.03%	10.08%	1.67%	5.73%	10.49%
Ratios to Average Net AssetsC,D
Expenses before reductions	.58%	.09%	- %E	- %E	- %E
Expenses net of fee waivers, if any	.58%	.09%	-%	-%	-%
Expenses net of all reductions	.58%	.09%	-%	-%	-%
Net investment income (loss)	1.46%	1.53%	1.61%	1.48%	1.54%
Supplemental Data
Net assets, end of period (000 omitted)	$11	$1	$1	$1	$1
Portfolio turnover rateD	44%	115%	27%	20%	25%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 D Amounts do not include the activity of the Underlying Funds.

 E Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Simplicity RMD 2020 Fund℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of July 31, 2018

% of fund's net assets
Fidelity Series Investment Grade Bond Fund	25.8
Fidelity Series Government Money Market Fund 1.98%	9.5
Fidelity Series Emerging Markets Opportunities Fund	5.8
Fidelity Series Intrinsic Opportunities Fund	5.2
Fidelity Series International Value Fund	5.1
Fidelity Series International Growth Fund	5.1
Fidelity Series Inflation-Protected Bond Index Fund	4.8
Fidelity Series Growth & Income Fund	4.7
Fidelity Series Growth Company Fund	4.4
Fidelity Series Long-Term Treasury Bond Index Fund	4.1
74.5

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	33.1%
International Equity Funds	17.7%
Bond Funds	37.4%
Short-Term Funds	11.9%
Net Other Assets (Liabilities)*	(0.1)%

 * Net Other Assets (Liabilities) are not included in the pie chart

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Simplicity RMD 2020 Fund℠

Schedule of Investments July 31, 2018

Showing Percentage of Net Assets

Domestic Equity Funds - 33.1%
	Shares	Value
Fidelity Series 100 Index Fund (a)	90	$1,661
Fidelity Series All-Sector Equity Fund (a)	43,361	570,195
Fidelity Series Blue Chip Growth Fund (a)	37,909	603,131
Fidelity Series Commodity Strategy Fund (a)	104,059	554,633
Fidelity Series Growth & Income Fund (a)	79,636	1,302,045
Fidelity Series Growth Company Fund(a)	64,594	1,219,532
Fidelity Series Intrinsic Opportunities Fund (a)	77,052	1,447,800
Fidelity Series Large Cap Value Index Fund (a)	28,014	363,622
Fidelity Series Opportunistic Insights Fund (a)	34,633	656,981
Fidelity Series Small Cap Discovery Fund (a)	14,547	177,323
Fidelity Series Small Cap Opportunities Fund (a)	35,195	544,112
Fidelity Series Stock Selector Large Cap Value Fund (a)	76,341	993,957
Fidelity Series Value Discovery Fund (a)	51,948	703,372
TOTAL DOMESTIC EQUITY FUNDS
(Cost $8,628,098)		9,138,364

International Equity Funds - 17.7%
Fidelity Series Canada Fund (a)	13,124	142,396
Fidelity Series Emerging Markets Opportunities Fund (a)	79,337	1,602,611
Fidelity Series International Growth Fund (a)	85,517	1,399,052
Fidelity Series International Small Cap Fund (a)	18,565	335,470
Fidelity Series International Value Fund (a)	133,024	1,403,406
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $4,830,062)		4,882,935

Bond Funds - 37.4%
Fidelity Series Emerging Markets Debt Fund (a)	16,686	161,686
Fidelity Series Floating Rate High Income Fund (a)	7,221	68,600
Fidelity Series High Income Fund (a)	37,850	361,844
Fidelity Series Inflation-Protected Bond Index Fund (a)	135,885	1,320,804
Fidelity Series International Credit Fund (a)	993	9,760
Fidelity Series Investment Grade Bond Fund (a)	651,114	7,116,682
Fidelity Series Long-Term Treasury Bond Index Fund (a)	136,125	1,144,811
Fidelity Series Real Estate Income Fund (a)	11,798	129,428
TOTAL BOND FUNDS
(Cost $10,486,410)		10,313,615

Short-Term Funds - 11.9%
Fidelity Series Government Money Market Fund 1.98% (a)(b)	2,621,854	2,621,854
Fidelity Series Short-Term Credit Fund (a)	66,553	656,211
TOTAL SHORT-TERM FUNDS
(Cost $3,282,511)		3,278,065
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $27,227,081)		27,612,979
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(13,997)
NET ASSETS - 100%		$27,598,982

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$101,516	$166,566	$276,229	$3,712	$57,669	$(47,861)	$1,661
Fidelity Series All-Sector Equity Fund	191,084	498,667	122,914	51,509	(2,112)	5,470	570,195
Fidelity Series Blue Chip Growth Fund	193,535	487,807	139,347	27,902	(1,433)	62,569	603,131
Fidelity Series Canada Fund	--	158,245	21,352	909	(153)	5,656	142,396
Fidelity Series Commodity Strategy Fund	173,011	484,659	98,455	1,452	(2,735)	(1,847)	554,633
Fidelity Series Emerging Markets Debt Fund	49,942	136,303	16,767	6,960	(294)	(7,498)	161,686
Fidelity Series Emerging Markets Opportunities Fund	623,421	1,451,876	431,967	26,662	1,398	(42,117)	1,602,611
Fidelity Series Floating Rate High Income Fund	20,858	54,825	6,951	2,251	(7)	(125)	68,600
Fidelity Series Government Money Market Fund 1.98%	655,069	2,527,851	561,066	26,596	--	--	2,621,854
Fidelity Series Growth & Income Fund	446,802	1,079,734	299,783	41,017	(1,510)	76,802	1,302,045
Fidelity Series Growth Company Fund	384,039	980,076	238,436	64,804	(1,383)	95,236	1,219,532
Fidelity Series High Income Fund	125,297	289,607	48,410	15,140	(295)	(4,355)	361,844
Fidelity Series Inflation-Protected Bond Index Fund	140,110	1,247,011	61,168	5,851	(581)	(4,568)	1,320,804
Fidelity Series International Credit Fund	4,186	5,647	--	141	--	(45)	9,760
Fidelity Series International Growth Fund	504,629	1,155,349	290,224	26,101	(3,776)	33,074	1,399,052
Fidelity Series International Small Cap Fund	116,066	277,824	59,276	12,357	(558)	1,414	335,470
Fidelity Series International Value Fund	510,594	1,178,062	270,381	26,057	(4,418)	(10,451)	1,403,406
Fidelity Series Intrinsic Opportunities Fund	450,393	1,123,582	198,076	29,303	(3,143)	75,044	1,447,800
Fidelity Series Investment Grade Bond Fund	2,195,974	5,964,704	893,488	139,961	(9,422)	(141,086)	7,116,682
Fidelity Series Large Cap Value Index Fund	124,192	300,330	72,840	9,229	(753)	12,693	363,622
Fidelity Series Long-Term Treasury Bond Index Fund	77,042	1,181,259	93,611	10,447	(2,210)	(17,669)	1,144,811
Fidelity Series Opportunistic Insights Fund	214,213	555,573	140,637	51,815	(778)	28,610	656,981
Fidelity Series Real Estate Equity Fund	38,564	70,153	104,900	3,437	(2,982)	(835)	--
Fidelity Series Real Estate Income Fund	39,586	103,883	13,135	4,863	(155)	(751)	129,428
Fidelity Series Short-Term Credit Fund	275,847	609,244	223,529	9,414	(899)	(4,452)	656,211
Fidelity Series Small Cap Discovery Fund	57,213	147,159	27,390	10,133	(433)	774	177,323
Fidelity Series Small Cap Opportunities Fund	172,614	434,582	99,179	25,407	(1,091)	37,186	544,112
Fidelity Series Stock Selector Large Cap Value Fund	334,432	843,135	183,825	49,367	(3,269)	3,484	993,957
Fidelity Series Value Discovery Fund	236,033	587,986	129,016	23,139	(1,502)	9,871	703,372
	$8,456,262	$24,101,699	$5,122,352	$705,936	$13,175	$164,223	$27,612,979

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Simplicity RMD 2020 Fund℠

Financial Statements

Statement of Assets and Liabilities

		July 31, 2018
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $27,227,081)	$27,612,979
Total Investment in Securities (cost $27,227,081)		$27,612,979
Cash		1
Receivable for investments sold		611,687
Receivable for fund shares sold		381,176
Total assets		28,605,843
Liabilities
Payable for investments purchased	$992,562
Payable for fund shares redeemed	300
Accrued management fee	13,594
Distribution and service plan fees payable	405
Total liabilities		1,006,861
Net Assets		$27,598,982
Net Assets consist of:
Paid in capital		$26,960,118
Undistributed net investment income		26,629
Accumulated undistributed net realized gain (loss) on investments		226,337
Net unrealized appreciation (depreciation) on investments		385,898
Net Assets		$27,598,982
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($41,511 ÷ 693.24 shares)		$59.88
Maximum offering price per share (100/94.25 of $59.88)		$63.53
Class M:
Net Asset Value and redemption price per share ($688,193 ÷ 11,487.77 shares)		$59.91
Maximum offering price per share (100/96.50 of $59.91)		$62.08
Class C:
Net Asset Value and offering price per share ($130,663 ÷ 2,211.59 shares)(a)		$59.08
Fidelity Simplicity RMD 2020:
Net Asset Value, offering price and redemption price per share ($26,666,623 ÷ 445,894.13 shares)		$59.80
Class I:
Net Asset Value, offering price and redemption price per share ($71,992 ÷ 1,204.02 shares)		$59.79

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended July 31, 2018
Investment Income
Dividends:
Affiliated issuers		$343,853
Expenses
Management fee	$107,138
Distribution and service plan fees	5,075
Independent trustees' fees and expenses	64
Total expenses before reductions	112,277
Expense reductions	(179)
Total expenses after reductions		112,098
Net investment income (loss)		231,755
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	13,175
Capital gain distributions from underlying funds:
Affiliated issuers	362,083
Total net realized gain (loss)		375,258
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	164,223
Total change in net unrealized appreciation (depreciation)		164,223
Net gain (loss)		539,481
Net increase (decrease) in net assets resulting from operations		$771,236

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended July 31, 2018	Year ended July 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$231,755	$134,965
Net realized gain (loss)	375,258	1,239,490
Change in net unrealized appreciation (depreciation)	164,223	(446,503)
Net increase (decrease) in net assets resulting from operations	771,236	927,952
Distributions to shareholders from net investment income	(211,333)	(130,309)
Distributions to shareholders from net realized gain	(1,124,258)	(89,994)
Total distributions	(1,335,591)	(220,303)
Share transactions - net increase (decrease)	19,711,836	(2,020,636)
Total increase (decrease) in net assets	19,147,481	(1,312,987)
Net Assets
Beginning of period	8,451,501	9,764,488
End of period	$27,598,982	$8,451,501
Other Information
Undistributed net investment income end of period	$26,629	$6,628

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Simplicity RMD 2020 Fund Class A

Years ended July 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$64.09	$59.25	$60.93	$59.08	$54.91
Income from Investment Operations
Net investment income (loss)A	.680	.773	.786	.748	.742
Net realized and unrealized gain (loss)	2.708	5.368	(.202)	2.585	5.022
Total from investment operations	3.388	6.141	.584	3.333	5.764
Distributions from net investment income	(.627)	(.746)	(.773)	(.742)	(.712)
Distributions from net realized gain	(6.971)	(.555)	(1.491)	(.741)	(.882)
Total distributions	(7.598)	(1.301)	(2.264)	(1.483)	(1.594)
Net asset value, end of period	$59.88	$64.09	$59.25	$60.93	$59.08
Total ReturnB,C	5.77%	10.56%	1.16%	5.72%	10.68%
Ratios to Average Net AssetsD,E
Expenses before reductions	.87%	.35%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.87%	.35%	.25%	.25%	.25%
Expenses net of all reductions	.86%	.35%	.25%	.25%	.25%
Net investment income (loss)	1.13%	1.27%	1.38%	1.25%	1.28%
Supplemental Data
Net assets, end of period (000 omitted)	$42	$102	$92	$109	$109
Portfolio turnover rateE	29%	118%	29%	31%	34%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the sales charges.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Amounts do not include the activity of the Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Simplicity RMD 2020 Fund Class M

Years ended July 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$64.15	$59.31	$61.00	$59.15	$55.00
Income from Investment Operations
Net investment income (loss)A	.524	.622	.642	.599	.605
Net realized and unrealized gain (loss)	2.711	5.378	(.205)	2.586	5.021
Total from investment operations	3.235	6.000	.437	3.185	5.626
Distributions from net investment income	(.504)	(.605)	(.636)	(.594)	(.594)
Distributions from net realized gain	(6.971)	(.555)	(1.491)	(.741)	(.882)
Total distributions	(7.475)	(1.160)	(2.127)	(1.335)	(1.476)
Net asset value, end of period	$59.91	$64.15	$59.31	$61.00	$59.15
Total ReturnB,C	5.50%	10.29%	.90%	5.45%	10.40%
Ratios to Average Net AssetsD,E
Expenses before reductions	1.12%	.60%	.50%	.50%	.49%F
Expenses net of fee waivers, if any	1.12%	.60%	.50%	.50%	.49%F
Expenses net of all reductions	1.12%	.60%	.50%	.50%	.49%F
Net investment income (loss)	.87%	1.02%	1.13%	1.00%	1.04%
Supplemental Data
Net assets, end of period (000 omitted)	$688	$752	$752	$544	$451
Portfolio turnover rateE	29%	118%	29%	31%	34%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the sales charges.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Amounts do not include the activity of the Underlying Funds.

 F On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Simplicity RMD 2020 Fund Class C

Years ended July 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$63.51	$58.84	$60.60	$58.82	$54.75
Income from Investment Operations
Net investment income (loss)A	.222	.315	.357	.296	.304
Net realized and unrealized gain (loss)	2.678	5.326	(.216)	2.580	5.003
Total from investment operations	2.900	5.641	.141	2.876	5.307
Distributions from net investment income	(.359)	(.416)	(.410)	(.355)	(.355)
Distributions from net realized gain	(6.971)	(.555)	(1.491)	(.741)	(.882)
Total distributions	(7.330)	(.971)	(1.901)	(1.096)	(1.237)
Net asset value, end of period	$59.08	$63.51	$58.84	$60.60	$58.82
Total ReturnB,C	4.97%	9.74%	.39%	4.94%	9.84%
Ratios to Average Net AssetsD,E
Expenses before reductions	1.62%	1.10%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.62%	1.10%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.61%	1.10%	1.00%	1.00%	1.00%
Net investment income (loss)	.37%	.52%	.63%	.49%	.53%
Supplemental Data
Net assets, end of period (000 omitted)	$131	$142	$175	$177	$205
Portfolio turnover rateE	29%	118%	29%	31%	34%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the contingent deferred sales charge.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Amounts do not include the activity of the Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Simplicity RMD 2020 Fund

Years ended July 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$64.06	$59.21	$60.89	$59.04	$54.87
Income from Investment Operations
Net investment income (loss)A	.813	.924	.928	.898	.880
Net realized and unrealized gain (loss)	2.708	5.363	(.202)	2.584	5.027
Total from investment operations	3.521	6.287	.726	3.482	5.907
Distributions from net investment income	(.810)	(.882)	(.915)	(.891)	(.855)
Distributions from net realized gain	(6.971)	(.555)	(1.491)	(.741)	(.882)
Total distributions	(7.781)	(1.437)	(2.406)	(1.632)	(1.737)
Net asset value, end of period	$59.80	$64.06	$59.21	$60.89	$59.04
Total ReturnB	6.01%	10.83%	1.41%	5.98%	10.97%
Ratios to Average Net AssetsC,D
Expenses before reductions	.62%	.10%	- %E	- %E	- %E
Expenses net of fee waivers, if any	.62%	.10%	-%	-%	-%
Expenses net of all reductions	.62%	.10%	-%	-%	-%
Net investment income (loss)	1.37%	1.52%	1.63%	1.50%	1.53%
Supplemental Data
Net assets, end of period (000 omitted)	$26,667	$7,449	$8,744	$9,019	$7,882
Portfolio turnover rateD	29%	118%	29%	31%	34%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 D Amounts do not include the activity of the Underlying Funds.

 E Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Simplicity RMD 2020 Fund Class I

Years ended July 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$64.04	$59.21	$60.89	$59.04	$54.88
Income from Investment Operations
Net investment income (loss)A	.816	.922	.929	.897	.887
Net realized and unrealized gain (loss)	2.701	5.366	(.203)	2.585	5.010
Total from investment operations	3.517	6.288	.726	3.482	5.897
Distributions from net investment income	(.796)	(.903)	(.915)	(.891)	(.855)
Distributions from net realized gain	(6.971)	(.555)	(1.491)	(.741)	(.882)
Total distributions	(7.767)	(1.458)	(2.406)	(1.632)	(1.737)
Net asset value, end of period	$59.79	$64.04	$59.21	$60.89	$59.04
Total ReturnB	6.01%	10.84%	1.41%	5.98%	10.95%
Ratios to Average Net AssetsC,D
Expenses before reductions	.62%	.10%	- %E	- %E	- %E
Expenses net of fee waivers, if any	.62%	.10%	-%	-%	-%
Expenses net of all reductions	.62%	.10%	-%	-%	-%
Net investment income (loss)	1.37%	1.52%	1.63%	1.50%	1.53%
Supplemental Data
Net assets, end of period (000 omitted)	$72	$6	$2	$18	$17
Portfolio turnover rateD	29%	118%	29%	31%	34%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 D Amounts do not include the activity of the Underlying Funds.

 E Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended July 31, 2018

1. Organization.

Fidelity Simplicity RMD Income Fund, Fidelity Simplicity RMD 2005 Fund, Fidelity Simplicity RMD 2010 Fund, Fidelity Simplicity RMD 2015 Fund and Fidelity Simplicity RMD 2020 Fund (the Funds) are funds of Fidelity Income Fund (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. The Funds invest primarily in a combination of other Fidelity equity, bond, and short-term funds (the Underlying Funds) managed by Fidelity Management & Research Company (FMR). Certain Underlying Funds incurred name changes since their most recent shareholder report. The names of the Underlying Funds are those in effect at period end. In the prior year, the Funds transitioned their portfolios to invest exclusively in classes of the Fidelity Series funds, offered only to certain other Fidelity funds advised by FMR or its affiliates.

The Funds are designed for investors who seek to convert accumulated assets into regular payments over a defined period of time. The payment strategy for each Fund is designed to be implemented through a shareholder's voluntary participation in a systematic withdrawal plan, starting after the horizon date indicated by its name, resulting in the gradual liquidation of the shareholder's investment in the Fund.

The Funds offer the following classes of shares: Fidelity Simplicity RMD Income Fund, Fidelity Simplicity RMD 2005 Fund, Fidelity Simplicity RMD 2010 Fund, Fidelity Simplicity RMD 2015 Fund and Fidelity Simplicity RMD 2020 Fund shares. Class A, Class M, Class C and Class I of each Fund is closed to new accounts and additional purchases, except for reinvestments. Each class has equal rights as to assets and voting privileges, except for matters affecting a single class.

2. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists each of the Underlying Funds as an investment of the Fund but does not include the underlying holdings of each Underlying Fund. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with the Underlying Funds. Although not included in each Fund's expenses, each Fund indirectly bears its proportionate share of the Underlying Funds' expenses through the impact of these expenses on each Underlying Fund's NAV. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of July 31, 2018, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Simplicity RMD Income Fund	$13,946,171	$203,207	$(189,558)	$13,649
Fidelity Simplicity RMD 2005 Fund	18,247,734	345,609	(266,052)	79,557
Fidelity Simplicity RMD 2010 Fund	7,207,973	181,486	(94,972)	86,514
Fidelity Simplicity RMD 2015 Fund	14,480,936	367,745	(158,828)	208,917
Fidelity Simplicity RMD 2020 Fund	27,280,879	642,252	(310,152)	332,100

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income	Undistributed long-term capital gain	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Simplicity RMD Income Fund	$19,816	$96,083	$13,649
Fidelity Simplicity RMD 2005 Fund	48,424	260,474	79,557
Fidelity Simplicity RMD 2010 Fund	9,277	103,162	86,514
Fidelity Simplicity RMD 2015 Fund	16,421	160,463	208,917
Fidelity Simplicity RMD 2020 Fund	26,629	280,135	332,100

The tax character of distributions paid was as follows:

July 31, 2018
	Ordinary Income	Long-term Capital Gains	Total
Fidelity Simplicity RMD Income Fund	$239,576	$699,867	$939,443
Fidelity Simplicity RMD 2005 Fund	403,600	2,221,467	2,625,067
Fidelity Simplicity RMD 2010 Fund	130,335	870,316	1,000,651
Fidelity Simplicity RMD 2015 Fund	173,807	1,012,514	1,186,321
Fidelity Simplicity RMD 2020 Fund	249,226	1,086,365	1,335,591

July 31, 2017
	Ordinary Income	Long-term Capital Gains	Total
Fidelity Simplicity RMD Income Fund	$154,846	$20,336	$175,182
Fidelity Simplicity RMD 2005 Fund	409,599	131,952	541,551
Fidelity Simplicity RMD 2010 Fund	113,623	78,314	191,937
Fidelity Simplicity RMD 2015 Fund	150,855	105,151	256,006
Fidelity Simplicity RMD 2020 Fund	142,187	78,116	220,303

3. Purchases and Redemptions of Underlying Fund Shares.

Purchases and redemptions of the Underlying Fund shares, are noted in the table below.

	Purchases ($)	Redemptions ($)
Fidelity Simplicity RMD Income Fund	9,330,290	5,646,592
Fidelity Simplicity RMD 2005 Fund	6,289,295	8,989,337
Fidelity Simplicity RMD 2010 Fund	3,870,089	3,017,618
Fidelity Simplicity RMD 2015 Fund	11,145,222	4,860,185
Fidelity Simplicity RMD 2020 Fund	24,101,699	5,122,352

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR Co., Inc. (the investment adviser), an affiliate of FMR, and its affiliates provide the Funds with investment management related services. Under the management contract effective June 1, 2017, each Class of each Fund pays a monthly management fee that is set at an annual rate by referring to each Fund's horizon date indicated by its name, such that the management fee rate applicable to each Class of each Fund is reduced as the fund approaches, and then passes, its horizon date. In addition, the investment adviser pays all ordinary operating expenses of each Fund, except distribution and service plan fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses. Prior to June 1, 2017, the investment adviser provided the Funds with investment management related services. The Funds did not pay any fees for these services.

For the reporting period, the total annual management fee rate for each Class of each Fund was as follows:

Annual % of Class-Level Average Net Assets (Classes A, M, C, Retail and I)
Fidelity Simplicity RMD Income Fund	.465%
Fidelity Simplicity RMD 2005 Fund	.491%
Fidelity Simplicity RMD 2010 Fund	.533%
Fidelity Simplicity RMD 2015 Fund	.576%
Fidelity Simplicity RMD 2020 Fund	.618%

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, each Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of each Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Fidelity Simplicity RMD Income Fund
Class A	-%	.25%	$492	$–
Class M	.25%	.25%	662	–
Class C	.75%	.25%	1,379	–
			$2,533	$–
Fidelity Simplicity RMD 2005 Fund
Class A	-%	.25%	$439	$–
Class M	.25%	.25%	1,868	–
Class C	.75%	.25%	613	–
			$2,920	$–
Fidelity Simplicity RMD 2010 Fund
Class A	-%	.25%	$564	$–
Class M	.25%	.25%	118	12
Class C	.75%	.25%	1,304	–
			$1,986	$12
Fidelity Simplicity RMD 2015 Fund
Class A	-%	.25%	$902	$–
Class M	.25%	.25%	2,630	–
Class C	.75%	.25%	887	–
			$4,419	$–
Fidelity Simplicity RMD 2020 Fund
Class A	-%	.25%	$104	$–
Class M	.25%	.25%	3,642	–
Class C	.75%	.25%	1,329	–
			$5,075	$–

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of each Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Fidelity Simplicity RMD 2010 Fund
Class C(a)	$14
$14

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

5. Expense Reductions.

Through arrangements with each class' transfer agent, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. All of the applicable expense reductions are noted in the table below.

	Custody expense reduction	Transfer agent expense reduction
Fidelity Simplicity RMD Income Fund
Class A		$4
Class M		3
Class C		3
Fidelity Simplicity RMD Income		169
Class I		1
Fidelity Simplicity RMD 2005 Fund
Class A		$3
Class M		3
Class C		1
Fidelity Simplicity RMD 2005		172
Fidelity Simplicity RMD 2010 Fund
Class A		$8
Class M		1
Class C		4
Fidelity Simplicity RMD 2010		165
Class I		2
Fidelity Simplicity RMD 2015 Fund	$1
Class A		$10
Class M		10
Class C		1
Fidelity Simplicity RMD 2015		157
Fidelity Simplicity RMD 2020 Fund
Class A		$2
Class M		15
Class C		3
Fidelity Simplicity RMD 2020		159

6. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended July 31, 2018	Year ended July 31, 2017
Fidelity Simplicity RMD Income Fund
From net investment income
Class A	$2,810	$2,282
Class M	1,544	1,432
Class C	901	816
Fidelity Simplicity RMD Income	194,149	138,035
Class I	888	771
Total	$200,292	$143,336
From net realized gain
Class A	$13,301	$575
Class M	9,796	454
Class C	10,167	467
Fidelity Simplicity RMD Income	702,094	30,188
Class I	3,793	162
Total	$739,151	$31,846
Fidelity Simplicity RMD 2005 Fund
From net investment income
Class A	$2,291	$4,912
Class M	4,399	3,849
Class C	414	1,120
Fidelity Simplicity RMD 2005	318,950	365,950
Class I	657	807
Total	$326,711	$376,638
From net realized gain
Class A	$35,391	$2,747
Class M	43,110	2,461
Class C	8,661	1,197
Fidelity Simplicity RMD 2005	2,206,301	158,149
Class I	4,893	359
Total	$2,298,356	$164,913
Fidelity Simplicity RMD 2010 Fund
From net investment income
Class A	$2,861	$4,378
Class M	250	291
Class C	773	797
Fidelity Simplicity RMD 2010	101,733	98,058
Class I	983	847
Total	$106,600	$104,371
From net realized gain
Class A	$37,985	$4,415
Class M	3,326	583
Class C	19,255	1,484
Fidelity Simplicity RMD 2010	824,590	80,413
Class I	8,895	671
Total	$894,051	$87,566
Fidelity Simplicity RMD 2015 Fund
From net investment income
Class A	$4,239	$6,233
Class M	4,908	6,368
Class C	540	2,539
Fidelity Simplicity RMD 2015	137,663	122,743
Class I	148	12
Total	$147,498	$137,895
From net realized gain
Class A	$45,965	$5,776
Class M	67,117	11,903
Class C	10,821	4,463
Fidelity Simplicity RMD 2015	913,597	95,960
Class I	1,323	9
Total	$1,038,823	$118,111
Fidelity Simplicity RMD 2020 Fund
From net investment income
Class A	$460	$1,174
Class M	6,176	7,533
Class C	785	1,242
Fidelity Simplicity RMD 2020	203,025	120,329
Class I	887	31
Total	$211,333	$130,309
From net realized gain
Class A	$4,362	$864
Class M	81,492	6,984
Class C	15,560	1,647
Fidelity Simplicity RMD 2020	1,015,397	80,482
Class I	7,447	17
Total	$1,124,258	$89,994

7. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended July 31, 2018	Year ended July 31, 2017	Year ended July 31, 2018	Year ended July 31, 2017
Fidelity Simplicity RMD Income Fund
Class A
Reinvestment of distributions	265	34	$15,348	$2,022
Shares redeemed	(25)	(80)	(1,457)	(4,750)
Net increase (decrease)	240	(46)	$13,891	$(2,728)
Class M
Reinvestment of distributions	175	14	$10,134	$813
Shares redeemed	(422)	(221)	(24,484)	(13,046)
Net increase (decrease)	(247)	(207)	$(14,350)	$(12,233)
Class C
Reinvestment of distributions	192	22	$11,068	$1,283
Shares redeemed	(497)	(291)	(28,568)	(17,145)
Net increase (decrease)	(305)	(269)	$(17,500)	$(15,862)
Fidelity Simplicity RMD Income
Shares sold	132,226	52,476	$7,681,963	$3,112,035
Reinvestment of distributions	14,534	1,901	840,364	112,003
Shares redeemed	(72,989)	(43,924)	(4,223,155)	(2,604,210)
Net increase (decrease)	73,771	10,453	$4,299,172	$619,828
Class I
Reinvestment of distributions	45	9	$2,579	$502
Shares redeemed	(52)	–	(3,000)	–
Net increase (decrease)	(7)	9	$(421)	$502
Fidelity Simplicity RMD 2005 Fund
Class A
Reinvestment of distributions	648	125	$37,682	$7,658
Shares redeemed	(3,879)	(2,916)	(228,078)	(179,682)
Net increase (decrease)	(3,231)	(2,791)	$(190,396)	$(172,024)
Class M
Reinvestment of distributions	783	75	$45,508	$4,542
Shares redeemed	(350)	(1,054)	(20,556)	(64,651)
Net increase (decrease)	433	(979)	$24,952	$(60,109)
Class C
Reinvestment of distributions	157	38	$9,075	$2,317
Shares redeemed	(959)	(2,352)	(55,395)	(146,656)
Net increase (decrease)	(802)	(2,314)	$(46,320)	$(144,339)
Fidelity Simplicity RMD 2005
Shares sold	51,086	15,409	$2,999,611	$952,887
Reinvestment of distributions	39,892	6,181	2,321,020	378,181
Shares redeemed	(97,394)	(173,686)	(5,759,632)	(10,758,964)
Net increase (decrease)	(6,416)	(152,096)	$(439,001)	$(9,427,896)
Class I
Reinvestment of distributions	95	19	$5,550	$1,166
Shares redeemed	(205)	(358)	(12,000)	(22,152)
Net increase (decrease)	(110)	(339)	$(6,450)	$(20,986)
Fidelity Simplicity RMD 2010 Fund
Class A
Shares sold	–	9	$–	$525
Reinvestment of distributions	636	134	33,768	7,621
Shares redeemed	(1,124)	(2,697)	(59,768)	(158,781)
Net increase (decrease)	(488)	(2,554)	$(26,000)	$(150,635)
Class M
Reinvestment of distributions	67	15	$3,576	$874
Shares redeemed	–	(644)	–	(36,603)
Net increase (decrease)	67	(629)	$3,576	$(35,729)
Class C
Shares sold	–	11	$–	$616
Reinvestment of distributions	380	40	20,027	2,261
Shares redeemed	(124)	(41)	(6,582)	(2,329)
Net increase (decrease)	256	10	$13,445	$548
Fidelity Simplicity RMD 2010
Shares sold	48,991	18,807	$2,624,955	$1,111,275
Reinvestment of distributions	16,285	1,903	864,465	108,612
Shares redeemed	(34,238)	(41,072)	(1,860,366)	(2,444,268)
Net increase (decrease)	31,038	(20,362)	$1,629,054	$(1,224,381)
Class I
Reinvestment of distributions	186	27	$9,878	$1,518
Net increase (decrease)	186	27	$9,878	$1,518
Fidelity Simplicity RMD 2015 Fund
Class A
Reinvestment of distributions	861	199	$50,204	$12,009
Shares redeemed	(1,016)	(2,632)	(59,642)	(169,007)
Net increase (decrease)	(155)	(2,433)	$(9,438)	$(156,998)
Class M
Reinvestment of distributions	1,201	267	$69,875	$16,027
Shares redeemed	(1,368)	(8,750)	(80,400)	(532,221)
Net increase (decrease)	(167)	(8,483)	$(10,525)	$(516,194)
Class C
Reinvestment of distributions	197	93	$11,361	$5,542
Shares redeemed	(59)	(5,110)	(3,479)	(323,132)
Net increase (decrease)	138	(5,017)	$7,882	$(317,590)
Fidelity Simplicity RMD 2015
Shares sold	159,251	5,906	$9,439,008	$363,643
Reinvestment of distributions	16,597	2,502	967,090	150,898
Shares redeemed	(55,435)	(45,731)	(3,296,018)	(2,863,060)
Net increase (decrease)	120,413	(37,323)	$7,110,080	$(2,348,519)
Class I
Shares sold	153	–(a)	$10,000	$–
Reinvestment of distributions	25	–	1,471	21
Net increase (decrease)	178	–(a)	$11,471	$21
Fidelity Simplicity RMD 2020 Fund
Class A
Reinvestment of distributions	83	33	$4,822	$1,945
Shares redeemed	(976)	–	(62,563)	(13)
Net increase (decrease)	(893)	33	$(57,741)	$1,932
Class M
Reinvestment of distributions	1,432	176	$83,603	$10,404
Shares redeemed	(1,676)	(1,122)	(99,477)	(68,939)
Net increase (decrease)	(244)	(946)	$(15,874)	$(58,535)
Class C
Reinvestment of distributions	283	45	$16,345	$2,622
Shares redeemed	(307)	(779)	(17,840)	(48,468)
Net increase (decrease)	(24)	(734)	$(1,495)	$(45,846)
Fidelity Simplicity RMD 2020
Shares sold	395,680	8,889	$23,681,042	$545,653
Reinvestment of distributions	17,824	2,397	1,041,914	141,832
Shares redeemed	(83,900)	(42,684)	(5,006,276)	(2,609,720)
Net increase (decrease)	329,604	(31,398)	$19,716,680	$(1,922,235)
Class I
Shares sold	966	63	$61,932	$4,000
Reinvestment of distributions	143	1	8,334	48
Net increase (decrease)	1,109	64	$70,266	$4,048

 (a) Amount represents less than one share.

8. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Income Fund and the Shareholders of Fidelity Simplicity RMD Income Fund, Fidelity Simplicity RMD 2005 Fund, Fidelity Simplicity RMD 2010 Fund, Fidelity Simplicity RMD 2015 Fund and Fidelity Simplicity RMD 2020 Fund:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities of Fidelity Simplicity RMD Income Fund, Fidelity Simplicity RMD 2005 Fund, Fidelity Simplicity RMD 2010 Fund, Fidelity Simplicity RMD 2015 Fund and Fidelity Simplicity RMD 2020 Fund (the "Funds"), each a fund of Fidelity Income Fund, including the schedules of investments, as of July 31, 2018, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds as of July 31, 2018, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds' financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of July 31, 2018, by correspondence with the custodians. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

September 18, 2018

We have served as the auditor of one or more of the Fidelity investment companies since 1999.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance.  If the interests of a fund and an underlying Fidelity® fund were to diverge, a conflict of interest could arise and affect how the Trustees and Members of the Advisory Board fulfill their fiduciary duties to the affected funds.  FMRC has structured the funds to avoid these potential conflicts, although there may be situations where a conflict of interest is unavoidable. In such instances, FMRC, the Trustees, and Members of the Advisory Board would take reasonable steps to minimize and, if possible, eliminate the conflict.  Each of the Trustees oversees 257 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the funds is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Each fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Marie L. Knowles serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates, and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present) and Chairman and Director of FMR (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds. Ms. McAuliffe previously served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company). Earlier roles at FIL included Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo. Ms. McAuliffe also was the Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe is also a director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Previously, Ms. Acton served as a Member of the Advisory Board of certain Fidelity® funds (2013-2016).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. He serves on the board of directors for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present) and K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as a Member of the Advisory Board of certain Fidelity® funds (2014-2016), president of the Business Roundtable (2011-2017), a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011), member of the Board of Trustees of the Annie E. Casey Foundation (2004-2015), and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Albert R. Gamper, Jr. (1942)

Year of Election or Appointment: 2006

Trustee

Mr. Gamper also serves as Trustee of other Fidelity® funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Chairman (2012-2015) and Vice Chairman (2011-2012) of the Independent Trustees of certain Fidelity® funds and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Mr. Gartland is Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007), and Chase Manhattan Bank (1975-1978).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Vice Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008), AGL Resources, Inc. (holding company, 2002-2016), and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company (pipeline and tanker operations). Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Santa Catalina Island Company (real estate, 2009-present). Ms. Knowles is a Member of the Investment Company Institute Board of Governors and a Member of the Governing Council of the Independent Directors Council (2014-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Vice Chairman of the Independent Trustees of certain Fidelity® funds (2012-2015).

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Mr. Murray is Vice Chairman (2013-present) of Meijer, Inc. (regional retail chain). Previously, Mr. Murray served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Chief Executive Officer (2013-2016) and President (2006-2013) of Meijer, Inc. Mr. Murray serves as a member of the Board of Directors and Nuclear Review and Public Policy and Responsibility Committees of DTE Energy Company (diversified energy company, 2009-present). Mr. Murray also serves as a member of the Board of Directors of Spectrum Health (not-for-profit health system, 2015-present). Mr. Murray previously served as President of Grand Valley State University (2001-2006), Treasurer for the State of Michigan (1999-2001), Vice President of Finance and Administration for Michigan State University (1998-1999), and a member of the Board of Directors and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray is also a director or trustee of many community and professional organizations.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Advisory Board Members and Officers:

Correspondence intended for a Member of the Advisory Board (if any) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.  Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Ann E. Dunwoody (1953)

Year of Election or Appointment: 2018

Member of the Advisory Board

General Dunwoody also serves as a Member of the Advisory Board of other Fidelity® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). She is the President of First to Four LLC (leadership and mentoring services, 2012-present). She also serves as a member of the Board of Directors and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor, and aerospace systems, 2013-present), Board of Directors and Nomination and Corporate Governance Committees of Kforce Inc. (professional staffing services, 2016-present) and Board of Directors of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as a member of the Board of Directors and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). Ms. Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board of Directors, Chair of the Nomination and Governance Committee and member of the Audit Committee of Logistics Management Institute (consulting non-profit, 2012-present), a member of the Board of Directors of the Army Historical Foundation (2015-present), a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-present) and a member of the Board of Trustees of Florida Institute of Technology (2015-present) and ThanksUSA (military family education non-profit, 2014-present).

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

Marc R. Bryant (1966)

Year of Election or Appointment: 2015

Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. Mr. Bryant serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2015-present) and FMR Co., Inc. (investment adviser firm, 2015-present); Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2015-present) and Fidelity Investments Money Management, Inc. (investment adviser firm, 2015-present); and CLO of Fidelity Management & Research (Hong Kong) Limited and FMR Investment Management (UK) Limited (investment adviser firms, 2015-present) and Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and CLO of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as President and Treasurer of certain Fidelity® funds (2013-2018). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

President and Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is an employee of Fidelity Investments (2017-present). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Assistant Treasurer of certain Fidelity® funds (2016-2018).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight, serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John B. McGinty, Jr. (1962)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. McGinty also serves as Chief Compliance Officer of other funds. Mr. McGinty is Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2016-present). Mr. McGinty previously served as Vice President, Senior Attorney at Eaton Vance Management (investment management firm, 2015-2016), and prior to Eaton Vance as global CCO for all firm operations and registered investment companies at GMO LLC (investment management firm, 2009-2015). Before joining GMO LLC, Mr. McGinty served as Senior Vice President, Deputy General Counsel for Fidelity Investments (2007-2009).

Rieco E. Mello (1969)

Year of Election or Appointment: 2017

Assistant Treasurer

Mr. Mello also serves as Assistant Treasurer of other funds. Mr. Mello serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (1995-present).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2015

Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)

Year of Election or Appointment: 2014

Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as President Fixed Income, High Income/Emerging Market Debt and Multi Asset Class Strategies of FIAM LLC (2018-present), President (2016-present) and Director (2014-present) of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm), President, Fixed Income (2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice Chairman of FIAM LLC (investment adviser firm, 2014-2018), a Director of FMR Investment Management (UK) Limited (investment adviser firm, 2015-2018), President Multi-Asset Class Strategies of FMR's Global Asset Allocation Division (2017-2018), Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond Group of Fidelity Management & Research (FMR) (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2013), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of certain Fidelity® funds (2008-2009).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2018) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Renee Stagnone (1975)

Year of Election or Appointment: 2016

Assistant Treasurer

Ms. Stagnone also serves as an officer of other funds. Ms. Stagnone serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (1997-present). Previously, Ms. Stagnone served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2018 to July 31, 2018).

Actual Expenses

The first line of the accompanying table for each Class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a Class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each Class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value February 1, 2018	Ending Account Value July 31, 2018	Expenses Paid During Period-B February 1, 2018 to July 31, 2018
Fidelity Simplicity RMD Income Fund
Class A	.72%
Actual		$1,000.00	$989.80	$3.55
Hypothetical-C		$1,000.00	$1,021.22	$3.61
Class M	.97%
Actual		$1,000.00	$988.60	$4.78
Hypothetical-C		$1,000.00	$1,019.98	$4.86
Class C	1.47%
Actual		$1,000.00	$986.10	$7.24
Hypothetical-C		$1,000.00	$1,017.50	$7.35
Fidelity Simplicity RMD Income	.47%
Actual		$1,000.00	$991.00	$2.32
Hypothetical-C		$1,000.00	$1,022.46	$2.36
Class I	.46%
Actual		$1,000.00	$991.00	$2.27
Hypothetical-C		$1,000.00	$1,022.51	$2.31
Fidelity Simplicity RMD 2005 Fund
Class A	.74%
Actual		$1,000.00	$988.80	$3.65
Hypothetical-C		$1,000.00	$1,021.12	$3.71
Class M	.99%
Actual		$1,000.00	$987.60	$4.88
Hypothetical-C		$1,000.00	$1,019.89	$4.96
Class C	1.49%
Actual		$1,000.00	$985.00	$7.33
Hypothetical-C		$1,000.00	$1,017.41	$7.45
Fidelity Simplicity RMD 2005	.49%
Actual		$1,000.00	$990.00	$2.42
Hypothetical-C		$1,000.00	$1,022.36	$2.46
Class I	.49%
Actual		$1,000.00	$990.10	$2.42
Hypothetical-C		$1,000.00	$1,022.36	$2.46
Fidelity Simplicity RMD 2010 Fund
Class A	.78%
Actual		$1,000.00	$986.70	$3.84
Hypothetical-C		$1,000.00	$1,020.93	$3.91
Class M	1.04%
Actual		$1,000.00	$985.40	$5.12
Hypothetical-C		$1,000.00	$1,019.64	$5.21
Class C	1.54%
Actual		$1,000.00	$982.90	$7.57
Hypothetical-C		$1,000.00	$1,017.16	$7.70
Fidelity Simplicity RMD 2010	.53%
Actual		$1,000.00	$987.80	$2.61
Hypothetical-C		$1,000.00	$1,022.17	$2.66
Class I	.53%
Actual		$1,000.00	$987.80	$2.61
Hypothetical-C		$1,000.00	$1,022.17	$2.66
Fidelity Simplicity RMD 2015 Fund
Class A	.83%
Actual		$1,000.00	$984.50	$4.08
Hypothetical-C		$1,000.00	$1,020.68	$4.16
Class M	1.08%
Actual		$1,000.00	$983.10	$5.31
Hypothetical-C		$1,000.00	$1,019.44	$5.41
Class C	1.58%
Actual		$1,000.00	$980.60	$7.76
Hypothetical-C		$1,000.00	$1,016.96	$7.90
Fidelity Simplicity RMD 2015	.57%
Actual		$1,000.00	$985.60	$2.81
Hypothetical-C		$1,000.00	$1,021.97	$2.86
Class I	.57%
Actual		$1,000.00	$985.60	$2.81
Hypothetical-C		$1,000.00	$1,021.97	$2.86
Fidelity Simplicity RMD 2020 Fund
Class A	.86%
Actual		$1,000.00	$982.30	$4.23
Hypothetical-C		$1,000.00	$1,020.53	$4.31
Class M	1.12%
Actual		$1,000.00	$981.10	$5.50
Hypothetical-C		$1,000.00	$1,019.24	$5.61
Class C	1.62%
Actual		$1,000.00	$978.50	$7.95
Hypothetical-C		$1,000.00	$1,016.76	$8.10
Fidelity Simplicity RMD 2020	.62%
Actual		$1,000.00	$983.30	$3.05
Hypothetical-C		$1,000.00	$1,021.72	$3.11
Class I	.62%
Actual		$1,000.00	$983.40	$3.05
Hypothetical-C		$1,000.00	$1,021.72	$3.11

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Funds in which each Fund invests are not included in each Fund's annualized expense ratio.

 C 5% return per year before expenses

Distributions (Unaudited)

The Board of Trustees of each fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

	Pay Date	Record Date	Capital Gains
Fidelity Simplicity RMD Income Fund
Class A	09/17/18	09/14/18	$0.386
Class M	09/17/18	09/14/18	$0.386
Class C	09/17/18	09/14/18	$0.386
Fidelity Simplicity RMD Income	09/17/18	09/14/18	$0.386
Class I	09/17/18	09/14/18	$0.386
Fidelity Simplicity RMD 2005 Fund
Class A	09/17/18	09/14/18	$0.860
Class M	09/17/18	09/14/18	$0.860
Class C	09/17/18	09/14/18	$0.860
Fidelity Simplicity RMD 2005	09/17/18	09/14/18	$0.860
Class I	09/17/18	09/14/18	$0.860
Fidelity Simplicity RMD 2010 Fund
Class A	09/17/18	09/14/18	$0.758
Class M	09/17/18	09/14/18	$0.758
Class C	09/17/18	09/14/18	$0.758
Fidelity Simplicity RMD 2010	09/17/18	09/14/18	$0.758
Class I	09/17/18	09/14/18	$0.758
Fidelity Simplicity RMD 2015 Fund
Class A	09/17/18	09/14/18	$0.588
Class M	09/17/18	09/14/18	$0.588
Class C	09/17/18	09/14/18	$0.588
Fidelity Simplicity RMD 2015	09/17/18	09/14/18	$0.588
Class I	09/17/18	09/14/18	$0.588
Fidelity Simplicity RMD 2020 Fund
Class A	09/17/18	09/14/18	$0.582
Class M	09/17/18	09/14/18	$0.582
Class C	09/17/18	09/14/18	$0.582
Fidelity Simplicity RMD 2020	09/17/18	09/14/18	$0.582
Class I	09/17/18	09/14/18	$0.582

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended July 31, 2018, or, if subsequently determined to be different, the net capital gain of such year.

Fidelity Simplicity RMD Income Fund	$139,841
Fidelity Simplicity RMD 2005 Fund	$330,962
Fidelity Simplicity RMD 2010 Fund	$134,246
Fidelity Simplicity RMD 2015 Fund	$218,968
Fidelity Simplicity RMD 2020 Fund	$366,017

A percentage of the dividends distributed during the fiscal year for the following funds were derived from interest on U.S. Government securities which is generally exempt from state income tax

Fidelity Simplicity RMD Income Fund
Class A	24.48%
Class M	24.48%
Class C	24.48%
Fidelity Simplicity RMD Income	24.48%
Class I	24.48%
Fidelity Simplicity RMD 2005 Fund
Class A	21.92%
Class M	21.92%
Class C	21.92%
Fidelity Simplicity RMD 2005	21.92%
Class I	21.92%
Fidelity Simplicity RMD 2010 Fund
Class A	17.85%
Class M	17.85%
Class C	17.85%
Fidelity Simplicity RMD 2010	17.85%
Class I	17.85%
Fidelity Simplicity RMD 2015 Fund
Class A	14.77%
Class M	14.77%
Class C	14.77%
Fidelity Simplicity RMD 2015	14.77%
Class I	14.77%
Fidelity Simplicity RMD 2020 Fund
Class A	11.80%
Class M	11.80%
Class C	11.80%
Fidelity Simplicity RMD 2020	11.80%
Class I	11.80%

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

	Class A	Class M	Class C	Retail Class	Class I
Fidelity Simplicity RMD Income Fund
August 2017	0%	0%	0%	0%	0%
September 2017 (ex-date 09/06/17)	10%	13%	68%	8%	8%
September 2017 (ex-date 09/15/17)	29%	29%	29%	29%	29%
October 2017	35%	50%	100%	28%	29%
November 2017	34%	48%	100%	28%	28%
December 2017	30%	32%	36%	28%	29%
February 2018	3%	4%	14%	2%	2%
March 2018	3%	4%	95%	2%	3%
April 2018	3%	4%	14%	2%	2%
May 2018	3%	3%	6%	2%	2%
June 2018	3%	4%	20%	2%	2%
July 2018	3%	3%	6%	2%	2%
Fidelity Simplicity RMD 2005 Fund
August 2017	0%	0%	0%	0%	0%
September 2017 (ex-date 09/06/17)	28%	41%	100%	21%	21%
September 2017 (ex-date 09/15/17)	–	–	–	–	–
October 2017	37%	47%	100%	31%	31%
November 2017	50%	53%	100%	31%	32%
December 2017	34%	35%	39%	32%	32%
February 2018	3%	3%	4%	3%	3%
March 2018	4%	5%	62%	3%	3%
April 2018	4%	5%	19%	3%	3%
May 2018	3%	4%	9%	3%	3%
June 2018	4%	5%	–	3%	3%
July 2018	4%	4%	–	3%	3%
Fidelity Simplicity RMD 2010 Fund
August 2017	0%	0%	0%	0%	0%
September 2017 (ex-date 09/06/17)	40%	65%	–	29%	28%
September 2017 (ex-date 09/15/17)	–	–	–	–	–
October 2017	60%	71%	100%	41%	41%
November 2017	61%	76%	–	41%	42%
December 2017	44%	46%	52%	42%	42%
February 2018	4%	4%	6%	4%	4%
March 2018	5%	10%	–	4%	4%
April 2018	5%	7%	–	4%	4%
May 2018	4%	5%	13%	4%	3%
June 2018	5%	6%	63%	3%	3%
July 2018	4%	6%	23%	4%	4%
Fidelity Simplicity RMD 2015 Fund
August 2017	0%	0%	–	0%	0%
September 2017 (ex-date 09/06/17)	100%	0%	–	38%	26%
September 2017 (ex-date 09/15/17)	–	–	–	–	–
October 2017	67%	95%	100%	52%	50%
November 2017	72%	100%	–	52%	53%
December 2017	56%	59%	66%	54%	53%
February 2018	9%	11%	18%	8%	8%
March 2018	21%	0%	–	8%	8%
April 2018	13%	49%	–	7%	8%
May 2018	10%	15%	100%	8%	8%
June 2018	11%	22%	–	8%	8%
July 2018	10%	17%	–	8%	8%
Fidelity Simplicity RMD 2020 Fund
August 2017	0%	0%	–	0%	0%
September 2017 (ex-date 09/06/17)	–	–	–	45%	31%
September 2017 (ex-date 09/15/17)	–	–	–	–	–
October 2017	79%	100%	100%	62%	65%
November 2017	97%	100%	–	63%	66%
December 2017	68%	71%	79%	63%	64%
February 2018	13%	17%	41%	10%	11%
March 2018	45%	–	–	10%	13%
April 2018	28%	–	–	10%	11%
May 2018	15%	27%	–	10%	10%
June 2018	32%	–	–	10%	11%
July 2018	17%	72%	–	10%	11%

The funds will notify shareholders in January 2019 of amounts for use in preparing 2018 income tax returns.

ASRD-ANN-0918
1.9881725.101

Fidelity Simplicity RMD Income Fund℠

Fidelity Simplicity RMD 2005 Fund℠

Fidelity Simplicity RMD 2010 Fund℠

Fidelity Simplicity RMD 2015 Fund℠

Fidelity Simplicity RMD 2020 Fund℠

Annual Report

July 31, 2018

Contents

Performance
Management's Discussion of Fund Performance
Fidelity Simplicity RMD Income Fund℠
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Simplicity RMD 2005 Fund℠
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Simplicity RMD 2010 Fund℠
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Simplicity RMD 2015 Fund℠
Investment Summary
Schedule of Investments
Financial Statements
Fidelity Simplicity RMD 2020 Fund℠
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2018 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Fidelity Simplicity RMD Income Fund℠

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2018	Past 1 year	Past 5 years	Past 10 years
Fidelity Simplicity RMD Income Fund℠	2.61%	4.78%	5.36%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Simplicity RMD Income Fund℠, a class of the fund, on July 31, 2008.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Barclays U.S. Aggregate Bond Index performed over the same period.

Period Ending Values
$16,855	Fidelity Simplicity RMD Income Fund℠
$14,424	Bloomberg Barclays U.S. Aggregate Bond Index

Fidelity Simplicity RMD 2005 Fund℠

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2018	Past 1 year	Past 5 years	Past 10 years
Fidelity Simplicity RMD 2005 Fund℠	3.00%	5.49%	5.84%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Simplicity RMD 2005 Fund℠, a class of the fund, on July 31, 2008.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Barclays U.S. Aggregate Bond Index performed over the same period.

Period Ending Values
$17,641	Fidelity Simplicity RMD 2005 Fund℠
$14,424	Bloomberg Barclays U.S. Aggregate Bond Index

Fidelity Simplicity RMD 2010 Fund℠

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2018	Past 1 year	Past 5 years	Past 10 years
Fidelity Simplicity RMD 2010 Fund℠	3.98%	6.06%	6.19%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Simplicity RMD 2010 Fund℠, a class of the fund, on July 31, 2008.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Barclays U.S. Aggregate Bond Index performed over the same period.

Period Ending Values
$18,233	Fidelity Simplicity RMD 2010 Fund℠
$14,424	Bloomberg Barclays U.S. Aggregate Bond Index

Fidelity Simplicity RMD 2015 Fund℠

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2018	Past 1 year	Past 5 years	Past 10 years
Fidelity Simplicity RMD 2015 Fund℠	5.00%	6.52%	6.44%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Simplicity RMD 2015 Fund℠, a class of the fund, on July 31, 2008.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Barclays U.S. Aggregate Bond Index performed over the same period.

Period Ending Values
$18,667	Fidelity Simplicity RMD 2015 Fund℠
$14,424	Bloomberg Barclays U.S. Aggregate Bond Index

Fidelity Simplicity RMD 2020 Fund℠

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2018	Past 1 year	Past 5 years	Past 10 years
Fidelity Simplicity RMD 2020 Fund℠	6.01%	6.98%	6.80%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Simplicity RMD 2020 Fund℠, a class of the fund, on July 31, 2008.

The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index and the Bloomberg Barclays U.S. Aggregate Bond Index performed over the same period.

Period Ending Values
$19,306	Fidelity Simplicity RMD 2020 Fund℠
$14,424	Bloomberg Barclays U.S. Aggregate Bond Index
$27,551	S&P 500® Index

Going forward, the fund’s performance will be compared to the Bloomberg Barclays U.S. Aggregate Bond Index, rather than the S&P 500® Index. The Bloomberg Barclays U.S. Aggregate Bond Index more closely represents the fund’s investment strategy, as fixed-income and short-term funds currently represent the majority of the fund’s assets.

Management's Discussion of Fund Performance

Market Recap:  Steady global economic expansion, along with increased concerns about trade protectionism, rising interest rates and higher volatility set the backdrop for global securities markets for much of the 12 months ending July 31, 2018. The U.S. equity bellwether S&P 500® index gained 16.24%, despite a resurgence in volatility. Stocks maintained their steady growth until a sharp reversal in February, as volatility spiked amid fear that rising inflation would prompt the U.S. Federal Reserve to pick up the pace of interest rate hikes. The index posted its first negative monthly result since October 2016, and then lost further ground in March on fear of a global trade war. The U.S. equity market stabilized in April and trended upward through July, boosted by strong corporate earnings that helped the S&P 500 rise 3.72% that month to cap the period. By sector, information technology (+28%) led the way, boosted by strong earnings growth, while consumer discretionary rose roughly 24%. Energy (+20%) gained alongside higher oil prices. Laggards were telecommunication services (-2%), consumer staples (0%) and utilities (+3%). Looking abroad, the MSCI ACWI (All Country World Index) ex USA Index returned 6.13% for the 12 months. Manufacturing and export activity – plus a generally weak U.S. dollar – underpinned markets early on, as international stocks rose roughly 14% through the end of January. But the index reversed sharply in February and went on to return about -7% for the second half of the period, with much of the loss tied to foreign exchange as the dollar rebounded. For the full 12 months, Japan returned +9%, outperforming the rest of the Asia-Pacific region (+6%). Crude-oil commodity-price strength buoyed Canada (+8%). Europe (5%) lagged the index, while emerging markets posted a similarly moderate gain. In U.S. fixed income, the Bloomberg Barclays U.S. Aggregate Bond Index returned -0.80% this period. Global monetary policy tightened, with the Fed raising policy rates by a quarter percentage point in March and June. The Bank of England signaled a potential rate increase in coming months, and the European Central Bank made plans to end its bond-buying program. Sector performance was in a fairly tight range, with asset-backed securities eking out a gain, while most other index categories modestly declined.

Comments from Co-Portfolio Managers Andrew Dierdorf and Brett Sumsion:  For the fiscal year, returns for Fidelity Simplicity RMD Funds’ share classes (excluding sales charges, if applicable) ranged from about 2.5% to about 6%, with performance trending higher along the vintage spectrum (i.e., horizon date). Funds with shorter-term horizons – those with more exposure to fixed-income and short-term securities and lower equity exposure – generated lower single-digit returns during the past year. Funds with longer time horizons – those that invest in a greater percentage of equities and less fixed-income and short-term exposure – generated increasingly higher single-digit returns. Versus Composites, each Fidelity Simplicity RMD Fund underperformed this period. The Funds’ underweighting in U.S. equities was the biggest relative detractor. Performance among underlying U.S. equity fund investments also held back the Fidelity Simplicity RMD Funds’ relative results this period. Value and income-oriented fund strategies generally underperformed growth-oriented investments, due largely to a market environment that favored highly priced growth stocks over value stocks. Conversely, the Funds’ overweighting in non-U.S. equities added value relative to Composites. In addition, the Funds benefited from fixed-income positioning. In particular, outperformance and an underweighting within investment-grade debt was helpful.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Notes to Shareholders:  At its May 2018 meeting, the Board of Trustees approved incremental updates to the strategic asset allocation (i.e., glide path) of Fidelity Simplicity RMD Funds, adding U.S. Treasury Inflation-Protected Securities and long-term U.S. Treasury bonds as fixed exposures in the Funds’ bond allocations, while reducing the equity and short-term debt allocations for shorter-dated Portfolios. These glide path updates are expected to be fully implemented by the end of 2018.
The Funds’ short-term benchmark changed from Bloomberg Barclays 3-Month Treasury Bellwether to the Bloomberg Barclays U.S. 3-6 Month Treasury Index. The new index has a similar risk/return profile but increased relative liquidity.

Fidelity Simplicity RMD Income Fund℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of July 31, 2018

% of fund's net assets
Fidelity Series Investment Grade Bond Fund	37.2
Fidelity Series Government Money Market Fund 1.98%	20.2
Fidelity Series Inflation-Protected Bond Index Fund	10.5
Fidelity Series Short-Term Credit Fund	5.1
Fidelity Series Long-Term Treasury Bond Index Fund	3.6
Fidelity Series Emerging Markets Opportunities Fund	3.1
Fidelity Series International Value Fund	2.3
Fidelity Series International Growth Fund	2.2
Fidelity Series Commodity Strategy Fund	2.0
Fidelity Series Intrinsic Opportunities Fund	1.8
88.0

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	12.5%
International Equity Funds	8.3%
Bond Funds	53.9%
Short-Term Funds	25.3%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Simplicity RMD Income Fund℠

Schedule of Investments July 31, 2018

Showing Percentage of Net Assets

Domestic Equity Funds - 12.5%
	Shares	Value
Fidelity Series 100 Index Fund (a)	26	$471
Fidelity Series All-Sector Equity Fund (a)	7,391	97,191
Fidelity Series Blue Chip Growth Fund (a)	6,460	102,773
Fidelity Series Commodity Strategy Fund (a)	52,468	279,656
Fidelity Series Growth & Income Fund (a)	13,570	221,865
Fidelity Series Growth Company Fund(a)	11,007	207,803
Fidelity Series Intrinsic Opportunities Fund (a)	13,120	246,530
Fidelity Series Large Cap Value Index Fund (a)	4,774	61,970
Fidelity Series Opportunistic Insights Fund (a)	5,900	111,929
Fidelity Series Small Cap Discovery Fund (a)	2,481	30,241
Fidelity Series Small Cap Opportunities Fund (a)	6,002	92,785
Fidelity Series Stock Selector Large Cap Value Fund (a)	13,009	169,371
Fidelity Series Value Discovery Fund (a)	8,850	119,833
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,593,808)		1,742,418

International Equity Funds - 8.3%
Fidelity Series Canada Fund (a)	2,950	32,007
Fidelity Series Emerging Markets Opportunities Fund (a)	21,178	427,797
Fidelity Series International Growth Fund (a)	19,183	313,833
Fidelity Series International Small Cap Fund (a)	4,166	75,281
Fidelity Series International Value Fund (a)	29,846	314,871
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $1,104,488)		1,163,789

Bond Funds - 53.9%
Fidelity Series Emerging Markets Debt Fund (a)	8,471	82,085
Fidelity Series Floating Rate High Income Fund (a)	3,684	34,999
Fidelity Series High Income Fund (a)	19,116	182,746
Fidelity Series Inflation-Protected Bond Index Fund (a)	150,867	1,466,423
Fidelity Series International Credit Fund (a)	519	5,097
Fidelity Series Investment Grade Bond Fund (a)	474,926	5,190,940
Fidelity Series Long-Term Treasury Bond Index Fund (a)	59,131	497,290
Fidelity Series Real Estate Income Fund (a)	6,046	66,330
TOTAL BOND FUNDS
(Cost $7,692,849)		7,525,910

Short-Term Funds - 25.3%
Fidelity Series Government Money Market Fund 1.98% (a)(b)	2,821,826	2,821,826
Fidelity Series Short-Term Credit Fund (a)	71,590	705,877
TOTAL SHORT-TERM FUNDS
(Cost $3,535,785)		3,527,703
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $13,926,930)		13,959,820
NET OTHER ASSETS (LIABILITIES) - 0.0%		(5,659)
NET ASSETS - 100%		$13,954,161

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$48,809	$22,107	$74,680	$1,166	$24,813	$(20,578)	$471
Fidelity Series All-Sector Equity Fund	91,767	73,305	67,865	15,232	(500)	484	97,191
Fidelity Series Blue Chip Growth Fund	92,951	71,532	75,711	11,085	2,002	11,999	102,773
Fidelity Series Canada Fund	--	47,835	16,854	359	17	1,009	32,007
Fidelity Series Commodity Strategy Fund	211,763	166,269	101,576	1,289	(887)	4,087	279,656
Fidelity Series Emerging Markets Debt Fund	61,666	46,697	21,381	5,076	(213)	(4,684)	82,085
Fidelity Series Emerging Markets Opportunities Fund	490,145	263,237	337,844	11,845	17,004	(4,745)	427,797
Fidelity Series Floating Rate High Income Fund	25,746	18,703	9,342	1,587	(9)	(99)	34,999
Fidelity Series Government Money Market Fund 1.98%	2,030,693	2,109,892	1,318,759	40,279	--	--	2,821,826
Fidelity Series Growth & Income Fund	214,553	147,374	157,936	13,887	2,440	15,434	221,865
Fidelity Series Growth Company Fund	183,716	141,337	145,073	20,352	3,493	24,330	207,803
Fidelity Series High Income Fund	154,714	102,252	70,805	11,216	(479)	(2,936)	182,746
Fidelity Series Inflation-Protected Bond Index Fund	392,177	1,236,887	153,039	10,215	(791)	(8,811)	1,466,423
Fidelity Series International Credit Fund	4,963	221	--	126	--	(54)	5,097
Fidelity Series International Growth Fund	298,725	188,139	188,837	10,131	757	15,049	313,833
Fidelity Series International Small Cap Fund	68,692	47,790	43,899	4,806	375	2,323	75,281
Fidelity Series International Value Fund	302,189	195,519	183,208	10,114	(171)	542	314,871
Fidelity Series Intrinsic Opportunities Fund	212,114	151,512	138,580	10,875	1,974	19,510	246,530
Fidelity Series Investment Grade Bond Fund	3,875,896	2,834,330	1,363,523	140,535	(9,409)	(146,354)	5,190,940
Fidelity Series Large Cap Value Index Fund	59,653	40,117	40,948	2,852	141	3,007	61,970
Fidelity Series Long-Term Treasury Bond Index Fund	95,279	557,729	143,149	6,258	(4,157)	(8,412)	497,290
Fidelity Series Opportunistic Insights Fund	102,882	82,148	81,177	15,710	1,111	6,965	111,929
Fidelity Series Real Estate Equity Fund	18,859	9,921	27,362	1,335	(1,021)	(397)	--
Fidelity Series Real Estate Income Fund	48,806	35,925	16,746	3,745	(184)	(1,471)	66,330
Fidelity Series Short-Term Credit Fund	863,477	460,040	607,681	15,316	(1,844)	(8,115)	705,877
Fidelity Series Small Cap Discovery Fund	27,473	19,591	17,884	2,108	(45)	1,106	30,241
Fidelity Series Small Cap Opportunities Fund	82,893	62,507	59,965	9,709	675	6,675	92,785
Fidelity Series Stock Selector Large Cap Value Fund	160,891	116,535	107,014	14,925	(917)	(124)	169,371
Fidelity Series Value Discovery Fund	113,333	80,839	75,754	7,229	(219)	1,634	119,833
	$10,334,825	$9,330,290	$5,646,592	$399,362	$33,956	$(92,626)	$13,959,820

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Simplicity RMD Income Fund℠

Financial Statements

Statement of Assets and Liabilities

		July 31, 2018
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $13,926,930)	$13,959,820
Total Investment in Securities (cost $13,926,930)		$13,959,820
Cash		1
Receivable for investments sold		650,122
Receivable for fund shares sold		360
Total assets		14,610,303
Liabilities
Payable for investments purchased	$650,781
Accrued management fee	5,165
Distribution and service plan fees payable	196
Total liabilities		656,142
Net Assets		$13,954,161
Net Assets consist of:
Paid in capital		$13,824,613
Undistributed net investment income		19,816
Accumulated undistributed net realized gain (loss) on investments		76,842
Net unrealized appreciation (depreciation) on investments		32,890
Net Assets		$13,954,161
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($197,510 ÷ 3,428.12 shares)		$57.61
Maximum offering price per share (100/94.25 of $57.61)		$61.12
Class M:
Net Asset Value and redemption price per share ($124,191 ÷ 2,156.32 shares)		$57.59
Maximum offering price per share (100/96.50 of $57.59)		$59.68
Class C:
Net Asset Value and offering price per share ($123,430 ÷ 2,152.47 shares)(a)		$57.34
Fidelity Simplicity RMD Income:
Net Asset Value, offering price and redemption price per share ($13,456,767 ÷ 233,583.54 shares)		$57.61
Class I:
Net Asset Value, offering price and redemption price per share ($52,263 ÷ 907.11 shares)		$57.61

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended July 31, 2018
Investment Income
Dividends:
Affiliated issuers		$267,057
Expenses
Management fee	$56,260
Distribution and service plan fees	2,533
Independent trustees' fees and expenses	47
Total expenses before reductions	58,840
Expense reductions	(180)
Total expenses after reductions		58,660
Net investment income (loss)		208,397
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	33,956
Capital gain distributions from underlying funds:
Affiliated issuers	132,305
Total net realized gain (loss)		166,261
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	(92,626)
Total change in net unrealized appreciation (depreciation)		(92,626)
Net gain (loss)		73,635
Net increase (decrease) in net assets resulting from operations		$282,032

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended July 31, 2018	Year ended July 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$208,397	$152,983
Net realized gain (loss)	166,261	759,810
Change in net unrealized appreciation (depreciation)	(92,626)	(306,710)
Net increase (decrease) in net assets resulting from operations	282,032	606,083
Distributions to shareholders from net investment income	(200,292)	(143,336)
Distributions to shareholders from net realized gain	(739,151)	(31,846)
Total distributions	(939,443)	(175,182)
Share transactions - net increase (decrease)	4,280,792	589,507
Total increase (decrease) in net assets	3,623,381	1,020,408
Net Assets
Beginning of period	10,330,780	9,310,372
End of period	$13,954,161	$10,330,780
Other Information
Undistributed net investment income end of period	$19,816	$11,984

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Simplicity RMD Income Fund Class A

Years ended July 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$61.21	$58.63	$59.28	$58.28	$54.77
Income from Investment Operations
Net investment income (loss)A	.871	.776	.779	.718	.718
Net realized and unrealized gain (loss)	.511	2.694	.322	1.623	3.808
Total from investment operations	1.382	3.470	1.101	2.341	4.526
Distributions from net investment income	(.832)	(.711)	(.768)	(.704)	(.677)
Distributions from net realized gain	(4.150)	(.179)	(.983)	(.637)	(.339)
Total distributions	(4.982)	(.890)	(1.751)	(1.341)	(1.016)
Net asset value, end of period	$57.61	$61.21	$58.63	$59.28	$58.28
Total ReturnB,C	2.36%	5.99%	1.99%	4.06%	8.32%
Ratios to Average Net AssetsD,E
Expenses before reductions	.72%	.33%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.72%	.33%	.25%	.25%	.25%
Expenses net of all reductions	.71%	.33%	.25%	.25%	.25%
Net investment income (loss)	1.50%	1.31%	1.37%	1.22%	1.27%
Supplemental Data
Net assets, end of period (000 omitted)	$198	$195	$190	$467	$220
Portfolio turnover rateE	46%	128%	49%	29%	30%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the sales charges.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Amounts do not include the activity of the Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Simplicity RMD Income Fund Class M

Years ended July 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$61.18	$58.61	$59.27	$58.27	$54.78
Income from Investment Operations
Net investment income (loss)A	.727	.627	.640	.572	.579
Net realized and unrealized gain (loss)	.513	2.695	.310	1.631	3.796
Total from investment operations	1.240	3.322	.950	2.203	4.375
Distributions from net investment income	(.680)	(.573)	(.627)	(.566)	(.546)
Distributions from net realized gain	(4.150)	(.179)	(.983)	(.637)	(.339)
Total distributions	(4.830)	(.752)	(1.610)	(1.203)	(.885)
Net asset value, end of period	$57.59	$61.18	$58.61	$59.27	$58.27
Total ReturnB,C	2.11%	5.73%	1.72%	3.82%	8.04%
Ratios to Average Net AssetsD,E
Expenses before reductions	.96%F	.58%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.96%F	.58%	.50%	.50%	.50%
Expenses net of all reductions	.96%F	.58%	.50%	.50%	.50%
Net investment income (loss)	1.25%	1.06%	1.12%	.97%	1.02%
Supplemental Data
Net assets, end of period (000 omitted)	$124	$147	$153	$334	$190
Portfolio turnover rateE	46%	128%	49%	29%	30%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the sales charges.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Amounts do not include the activity of the Underlying Funds.

 F On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Simplicity RMD Income Fund Class C

Years ended July 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$60.93	$58.41	$59.07	$58.11	$54.66
Income from Investment Operations
Net investment income (loss)A	.433	.329	.351	.276	.295
Net realized and unrealized gain (loss)	.510	2.685	.321	1.618	3.791
Total from investment operations	.943	3.014	.672	1.894	4.086
Distributions from net investment income	(.383)	(.315)	(.349)	(.297)	(.297)
Distributions from net realized gain	(4.150)	(.179)	(.983)	(.637)	(.339)
Total distributions	(4.533)	(.494)	(1.332)	(.934)	(.636)
Net asset value, end of period	$57.34	$60.93	$58.41	$59.07	$58.11
Total ReturnB,C	1.60%	5.20%	1.23%	3.29%	7.51%
Ratios to Average Net AssetsD,E
Expenses before reductions	1.47%	1.08%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.47%	1.08%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.46%	1.08%	1.00%	1.00%	1.00%
Net investment income (loss)	.75%	.56%	.62%	.47%	.52%
Supplemental Data
Net assets, end of period (000 omitted)	$123	$150	$159	$168	$156
Portfolio turnover rateE	46%	128%	49%	29%	30%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the contingent deferred sales charge.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Amounts do not include the activity of the Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Simplicity RMD Income Fund

Years ended July 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$61.22	$58.62	$59.28	$58.27	$54.77
Income from Investment Operations
Net investment income (loss)A	1.013	.923	.920	.866	.866
Net realized and unrealized gain (loss)	.513	2.703	.317	1.628	3.805
Total from investment operations	1.526	3.626	1.237	2.494	4.671
Distributions from net investment income	(.986)	(.847)	(.914)	(.847)	(.832)
Distributions from net realized gain	(4.150)	(.179)	(.983)	(.637)	(.339)
Total distributions	(5.136)	(1.026)	(1.897)	(1.484)	(1.171)
Net asset value, end of period	$57.61	$61.22	$58.62	$59.28	$58.27
Total ReturnB	2.61%	6.27%	2.24%	4.33%	8.60%
Ratios to Average Net AssetsC,D
Expenses before reductions	.47%	.08%	- %E	- %E	- %E
Expenses net of fee waivers, if any	.47%	.08%	-%	-%	-%
Expenses net of all reductions	.46%	.08%	-%	-%	-%
Net investment income (loss)	1.74%	1.56%	1.62%	1.47%	1.52%
Supplemental Data
Net assets, end of period (000 omitted)	$13,457	$9,783	$8,756	$9,139	$6,818
Portfolio turnover rateD	46%	128%	49%	29%	30%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 D Amounts do not include the activity of the Underlying Funds.

 E Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Simplicity RMD Income Fund Class I

Years ended July 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$61.21	$58.62	$59.27	$58.26	$54.77
Income from Investment Operations
Net investment income (loss)A	1.017	.924	.921	.864	.863
Net realized and unrealized gain (loss)	.510	2.692	.326	1.630	3.798
Total from investment operations	1.527	3.616	1.247	2.494	4.661
Distributions from net investment income	(.977)	(.847)	(.914)	(.847)	(.832)
Distributions from net realized gain	(4.150)	(.179)	(.983)	(.637)	(.339)
Total distributions	(5.127)	(1.026)	(1.897)	(1.484)	(1.171)
Net asset value, end of period	$57.61	$61.21	$58.62	$59.27	$58.26
Total ReturnB	2.62%	6.25%	2.26%	4.33%	8.58%
Ratios to Average Net AssetsC,D
Expenses before reductions	.46%E	.08%	- %F	- %F	- %F
Expenses net of fee waivers, if any	.46%E	.08%	-%	-%	-%
Expenses net of all reductions	.46%E	.08%	-%	-%	-%
Net investment income (loss)	1.75%	1.55%	1.62%	1.47%	1.52%
Supplemental Data
Net assets, end of period (000 omitted)	$52	$56	$53	$68	$30
Portfolio turnover rateD	46%	128%	49%	29%	30%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 D Amounts do not include the activity of the Underlying Funds.

 E On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

 F Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Simplicity RMD 2005 Fund℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of July 31, 2018

% of fund's net assets
Fidelity Series Investment Grade Bond Fund	36.4
Fidelity Series Government Money Market Fund 1.98%	19.2
Fidelity Series Inflation-Protected Bond Index Fund	9.8
Fidelity Series Short-Term Credit Fund	4.8
Fidelity Series Long-Term Treasury Bond Index Fund	3.7
Fidelity Series Emerging Markets Opportunities Fund	3.5
Fidelity Series International Value Fund	2.5
Fidelity Series International Growth Fund	2.5
Fidelity Series Intrinsic Opportunities Fund	2.0
Fidelity Series Commodity Strategy Fund	2.0
86.4

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	14.1%
International Equity Funds	9.3%
Bond Funds	52.6%
Short-Term Funds	24.0%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Simplicity RMD 2005 Fund℠

Schedule of Investments July 31, 2018

Showing Percentage of Net Assets

Domestic Equity Funds - 14.1%
	Shares	Value
Fidelity Series 100 Index Fund (a)	60	$1,106
Fidelity Series All-Sector Equity Fund (a)	11,236	147,757
Fidelity Series Blue Chip Growth Fund (a)	9,821	156,251
Fidelity Series Commodity Strategy Fund (a)	68,822	366,824
Fidelity Series Growth & Income Fund (a)	20,636	337,395
Fidelity Series Growth Company Fund (a)	16,738	316,008
Fidelity Series Intrinsic Opportunities Fund (a)	19,955	374,960
Fidelity Series Large Cap Value Index Fund (a)	7,256	94,186
Fidelity Series Opportunistic Insights Fund (a)	8,971	170,179
Fidelity Series Small Cap Discovery Fund (a)	3,767	45,924
Fidelity Series Small Cap Opportunities Fund (a)	9,124	141,051
Fidelity Series Stock Selector Large Cap Value Fund (a)	19,781	257,548
Fidelity Series Value Discovery Fund (a)	13,457	182,201
TOTAL DOMESTIC EQUITY FUNDS
(Cost $2,334,910)		2,591,390

International Equity Funds - 9.3%
Fidelity Series Canada Fund (a)	4,252	46,136
Fidelity Series Emerging Markets Opportunities Fund (a)	31,591	638,146
Fidelity Series International Growth Fund (a)	27,700	453,174
Fidelity Series International Small Cap Fund (a)	6,012	108,636
Fidelity Series International Value Fund (a)	43,097	454,676
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $1,607,786)		1,700,768

Bond Funds - 52.6%
Fidelity Series Emerging Markets Debt Fund (a)	11,070	107,270
Fidelity Series Floating Rate High Income Fund (a)	4,832	45,903
Fidelity Series High Income Fund (a)	25,065	239,624
Fidelity Series Inflation-Protected Bond Index Fund (a)	183,931	1,787,809
Fidelity Series International Credit Fund (a)	980	9,635
Fidelity Series Investment Grade Bond Fund (a)	610,261	6,670,148
Fidelity Series Long-Term Treasury Bond Index Fund (a)	81,354	684,188
Fidelity Series Real Estate Income Fund (a)	7,885	86,493
TOTAL BOND FUNDS
(Cost $9,882,072)		9,631,070

Short-Term Funds - 24.0%
Fidelity Series Government Money Market Fund 1.98% (a)(b)	3,522,899	3,522,899
Fidelity Series Short-Term Credit Fund (a)	89,368	881,164
TOTAL SHORT-TERM FUNDS
(Cost $4,415,985)		4,404,063
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $18,240,753)		18,327,291
NET OTHER ASSETS (LIABILITIES) - 0.0%		(7,742)
NET ASSETS - 100%		$18,319,549

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$119,243	$15,455	$142,242	$2,213	$59,190	$(50,540)	$1,106
Fidelity Series All-Sector Equity Fund	224,142	52,803	130,821	27,910	2,857	(1,224)	147,757
Fidelity Series Blue Chip Growth Fund	226,996	49,486	145,643	23,979	9,535	15,877	156,251
Fidelity Series Canada Fund	--	74,610	30,392	646	295	1,623	46,136
Fidelity Series Commodity Strategy Fund	427,033	87,839	155,803	2,170	2,186	5,569	366,824
Fidelity Series Emerging Markets Debt Fund	125,284	24,478	35,059	8,230	(382)	(7,051)	107,270
Fidelity Series Emerging Markets Opportunities Fund	1,075,333	181,200	657,357	20,605	63,705	(24,735)	638,146
Fidelity Series Floating Rate High Income Fund	52,310	8,711	14,899	2,551	(26)	(193)	45,903
Fidelity Series Government Money Market Fund 1.98%	3,768,240	1,500,402	1,745,743	59,207	--	--	3,522,899
Fidelity Series Growth & Income Fund	524,118	86,686	305,633	28,661	13,782	18,442	337,395
Fidelity Series Growth Company Fund	450,979	89,220	282,137	38,631	27,869	30,077	316,008
Fidelity Series High Income Fund	314,318	50,345	119,464	18,155	(1,046)	(4,529)	239,624
Fidelity Series Inflation-Protected Bond Index Fund	756,769	1,253,673	209,189	15,663	(938)	(12,506)	1,787,809
Fidelity Series International Credit Fund	10,427	321	934	253	(9)	(102)	9,635
Fidelity Series International Growth Fund	691,601	92,737	364,702	18,363	15,798	17,740	453,174
Fidelity Series International Small Cap Fund	159,075	26,582	83,296	8,693	4,757	1,518	108,636
Fidelity Series International Value Fund	699,870	101,217	350,770	18,332	10,741	(6,382)	454,676
Fidelity Series Intrinsic Opportunities Fund	530,195	84,089	279,724	24,248	14,839	25,561	374,960
Fidelity Series Investment Grade Bond Fund	7,613,077	1,303,471	2,008,752	221,407	(17,392)	(220,256)	6,670,148
Fidelity Series Large Cap Value Index Fund	145,677	21,616	79,365	5,366	3,321	2,937	94,186
Fidelity Series Long-Term Treasury Bond Index Fund	191,225	717,325	204,750	10,119	(5,595)	(14,017)	684,188
Fidelity Series Opportunistic Insights Fund	251,280	57,681	156,410	29,772	10,101	7,527	170,179
Fidelity Series Real Estate Equity Fund	45,923	8,119	51,063	2,359	(1,981)	(998)	--
Fidelity Series Real Estate Income Fund	99,248	17,822	27,480	6,239	(302)	(2,795)	86,493
Fidelity Series Short-Term Credit Fund	1,590,843	212,065	906,512	22,973	(3,298)	(11,934)	881,164
Fidelity Series Small Cap Discovery Fund	67,093	11,290	35,071	3,694	1,445	1,167	45,924
Fidelity Series Small Cap Opportunities Fund	202,458	43,262	117,217	20,568	9,369	3,179	141,051
Fidelity Series Stock Selector Large Cap Value Fund	393,010	71,896	206,623	27,687	3,474	(4,209)	257,548
Fidelity Series Value Discovery Fund	276,873	44,894	142,286	13,671	2,106	614	182,201
	$21,032,640	$6,289,295	$8,989,337	$682,365	$224,401	$(229,640)	$18,327,291

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Simplicity RMD 2005 Fund℠

Financial Statements

Statement of Assets and Liabilities

		July 31, 2018
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $18,240,753)	$18,327,291
Total Investment in Securities (cost $18,240,753)		$18,327,291
Cash		2
Receivable for investments sold		857,259
Total assets		19,184,552
Liabilities
Payable for investments purchased	$856,193
Payable for fund shares redeemed	1,066
Accrued management fee	7,547
Distribution and service plan fees payable	197
Total liabilities		865,003
Net Assets		$18,319,549
Net Assets consist of:
Paid in capital		$17,931,093
Undistributed net investment income		26,695
Accumulated undistributed net realized gain (loss) on investments		275,223
Net unrealized appreciation (depreciation) on investments		86,538
Net Assets		$18,319,549
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($121,233 ÷ 2,088.88 shares)		$58.04
Maximum offering price per share (100/94.25 of $58.04)		$61.58
Class M:
Net Asset Value and redemption price per share ($367,186 ÷ 6,332.77 shares)		$57.98
Maximum offering price per share (100/96.50 of $57.98)		$60.08
Class C:
Net Asset Value and offering price per share ($22,415 ÷ 388.13 shares)(a)		$57.75
Fidelity Simplicity RMD 2005:
Net Asset Value, offering price and redemption price per share ($17,775,337 ÷ 306,464.82 shares)		$58.00
Class I:
Net Asset Value, offering price and redemption price per share ($33,378 ÷ 575.40 shares)		$58.01

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended July 31, 2018
Investment Income
Dividends:
Affiliated issuers		$428,926
Expenses
Management fee	$96,118
Distribution and service plan fees	2,920
Independent trustees' fees and expenses	79
Total expenses before reductions	99,117
Expense reductions	(179)
Total expenses after reductions		98,938
Net investment income (loss)		329,988
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	224,401
Capital gain distributions from underlying funds:
Affiliated issuers	253,439
Total net realized gain (loss)		477,840
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	(229,640)
Total change in net unrealized appreciation (depreciation)		(229,640)
Net gain (loss)		248,200
Net increase (decrease) in net assets resulting from operations		$578,188

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended July 31, 2018	Year ended July 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$329,988	$393,698
Net realized gain (loss)	477,840	2,490,450
Change in net unrealized appreciation (depreciation)	(229,640)	(1,018,995)
Net increase (decrease) in net assets resulting from operations	578,188	1,865,153
Distributions to shareholders from net investment income	(326,711)	(376,638)
Distributions to shareholders from net realized gain	(2,298,356)	(164,913)
Total distributions	(2,625,067)	(541,551)
Share transactions - net increase (decrease)	(657,215)	(9,825,354)
Total increase (decrease) in net assets	(2,704,094)	(8,501,752)
Net Assets
Beginning of period	21,023,643	29,525,395
End of period	$18,319,549	$21,023,643
Other Information
Undistributed net investment income end of period	$26,695	$24,291

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Simplicity RMD 2005 Fund Class A

Years ended July 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$64.49	$60.95	$61.71	$59.76	$55.54
Income from Investment Operations
Net investment income (loss)A	.872	.826	.815	.758	.733
Net realized and unrealized gain (loss)	.778	3.839	.196	2.089	4.363
Total from investment operations	1.650	4.665	1.011	2.847	5.096
Distributions from net investment income	(.809)	(.766)	(.798)	(.749)	(.713)
Distributions from net realized gain	(7.291)	(.359)	(.973)	(.148)	(.163)
Total distributions	(8.100)	(1.125)	(1.771)	(.897)	(.876)
Net asset value, end of period	$58.04	$64.49	$60.95	$61.71	$59.76
Total ReturnB,C	2.77%	7.77%	1.78%	4.79%	9.23%
Ratios to Average Net AssetsD,E
Expenses before reductions	.74%	.32%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.74%	.32%	.25%	.25%	.25%
Expenses net of all reductions	.73%	.32%	.25%	.25%	.25%
Net investment income (loss)	1.46%	1.33%	1.38%	1.24%	1.25%
Supplemental Data
Net assets, end of period (000 omitted)	$121	$343	$494	$832	$699
Portfolio turnover rateE	32%	102%	47%	28%	18%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the sales charges.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Amounts do not include the activity of the Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Simplicity RMD 2005 Fund Class M

Years ended July 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$64.47	$60.94	$61.71	$59.77	$55.55
Income from Investment Operations
Net investment income (loss)A	.707	.671	.667	.604	.580
Net realized and unrealized gain (loss)	.786	3.842	.189	2.087	4.379
Total from investment operations	1.493	4.513	.856	2.691	4.959
Distributions from net investment income	(.692)	(.624)	(.653)	(.603)	(.576)
Distributions from net realized gain	(7.291)	(.359)	(.973)	(.148)	(.163)
Total distributions	(7.983)	(.983)	(1.626)	(.751)	(.739)
Net asset value, end of period	$57.98	$64.47	$60.94	$61.71	$59.77
Total ReturnB,C	2.49%	7.50%	1.51%	4.52%	8.97%
Ratios to Average Net AssetsD,E
Expenses before reductions	.99%	.57%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.99%	.57%	.50%	.50%	.50%
Expenses net of all reductions	.99%	.57%	.50%	.50%	.50%
Net investment income (loss)	1.20%	1.08%	1.13%	.99%	1.00%
Supplemental Data
Net assets, end of period (000 omitted)	$367	$380	$419	$466	$338
Portfolio turnover rateE	32%	102%	47%	28%	18%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the sales charges.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Amounts do not include the activity of the Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Simplicity RMD 2005 Fund Class C

Years ended July 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$64.21	$60.72	$61.52	$59.65	$55.49
Income from Investment Operations
Net investment income (loss)A	.414	.360	.370	.296	.293
Net realized and unrealized gain (loss)	.774	3.828	.197	2.081	4.369
Total from investment operations	1.188	4.188	.567	2.377	4.662
Distributions from net investment income	(.357)	(.339)	(.394)	(.359)	(.339)
Distributions from net realized gain	(7.291)	(.359)	(.973)	(.148)	(.163)
Total distributions	(7.648)	(.698)	(1.367)	(.507)	(.502)
Net asset value, end of period	$57.75	$64.21	$60.72	$61.52	$59.65
Total ReturnB,C	1.98%	6.97%	1.02%	4.00%	8.43%
Ratios to Average Net AssetsD,E
Expenses before reductions	1.49%	1.07%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.49%	1.07%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.49%	1.07%	1.00%	1.00%	1.00%
Net investment income (loss)	.70%	.58%	.63%	.49%	.50%
Supplemental Data
Net assets, end of period (000 omitted)	$22	$76	$213	$177	$37
Portfolio turnover rateE	32%	102%	47%	28%	18%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the contingent deferred sales charge.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Amounts do not include the activity of the Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Simplicity RMD 2005 Fund

Years ended July 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$64.50	$60.94	$61.71	$59.76	$55.54
Income from Investment Operations
Net investment income (loss)A	1.002	.981	.959	.910	.874
Net realized and unrealized gain (loss)	.780	3.850	.194	2.088	4.376
Total from investment operations	1.782	4.831	1.153	2.998	5.250
Distributions from net investment income	(.991)	(.912)	(.950)	(.900)	(.867)
Distributions from net realized gain	(7.291)	(.359)	(.973)	(.148)	(.163)
Total distributions	(8.282)	(1.271)	(1.923)	(1.048)	(1.030)
Net asset value, end of period	$58.00	$64.50	$60.94	$61.71	$59.76
Total ReturnB	3.00%	8.05%	2.03%	5.05%	9.52%
Ratios to Average Net AssetsC,D
Expenses before reductions	.49%	.07%	- %E	- %E	- %E
Expenses net of fee waivers, if any	.49%	.07%	-%	-%	-%
Expenses net of all reductions	.49%	.07%	-%	-%	-%
Net investment income (loss)	1.70%	1.58%	1.63%	1.49%	1.50%
Supplemental Data
Net assets, end of period (000 omitted)	$17,775	$20,180	$28,337	$26,020	$21,766
Portfolio turnover rateD	32%	102%	47%	28%	18%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 D Amounts do not include the activity of the Underlying Funds.

 E Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Simplicity RMD 2005 Fund Class I

Years ended July 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$64.50	$60.94	$61.71	$59.76	$55.54
Income from Investment Operations
Net investment income (loss)A	1.005	.980	.978	.906	.871
Net realized and unrealized gain (loss)	.781	3.851	.175	2.092	4.379
Total from investment operations	1.786	4.831	1.153	2.998	5.250
Distributions from net investment income	(.985)	(.912)	(.950)	(.900)	(.867)
Distributions from net realized gain	(7.291)	(.359)	(.973)	(.148)	(.163)
Total distributions	(8.276)	(1.271)	(1.923)	(1.048)	(1.030)
Net asset value, end of period	$58.01	$64.50	$60.94	$61.71	$59.76
Total ReturnB	3.00%	8.05%	2.03%	5.05%	9.52%
Ratios to Average Net AssetsC,D
Expenses before reductions	.49%	.07%	- %E	- %E	- %E
Expenses net of fee waivers, if any	.49%	.07%	-%	-%	-%
Expenses net of all reductions	.49%	.07%	-%	-%	-%
Net investment income (loss)	1.70%	1.58%	1.63%	1.49%	1.50%
Supplemental Data
Net assets, end of period (000 omitted)	$33	$44	$62	$300	$91
Portfolio turnover rateD	32%	102%	47%	28%	18%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 D Amounts do not include the activity of the Underlying Funds.

 E Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Simplicity RMD 2010 Fund℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of July 31, 2018

% of fund's net assets
Fidelity Series Investment Grade Bond Fund	33.2
Fidelity Series Government Money Market Fund 1.98%	15.8
Fidelity Series Inflation-Protected Bond Index Fund	8.1
Fidelity Series Emerging Markets Opportunities Fund	4.4
Fidelity Series Short-Term Credit Fund	3.9
Fidelity Series Long-Term Treasury Bond Index Fund	3.9
Fidelity Series International Value Fund	3.3
Fidelity Series International Growth Fund	3.3
Fidelity Series Intrinsic Opportunities Fund	3.1
Fidelity Series Growth & Income Fund	2.8
81.8

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	20.3%
International Equity Funds	12.1%
Bond Funds	47.9%
Short-Term Funds	19.7%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Simplicity RMD 2010 Fund℠

Schedule of Investments July 31, 2018

Showing Percentage of Net Assets

Domestic Equity Funds - 20.3%
	Shares	Value
Fidelity Series 100 Index Fund (a)	26	$477
Fidelity Series All-Sector Equity Fund (a)	6,745	88,690
Fidelity Series Blue Chip Growth Fund (a)	5,896	93,799
Fidelity Series Commodity Strategy Fund (a)	27,430	146,204
Fidelity Series Growth & Income Fund (a)	12,386	202,508
Fidelity Series Growth Company Fund (a)	10,046	189,674
Fidelity Series Intrinsic Opportunities Fund (a)	11,991	225,308
Fidelity Series Large Cap Value Index Fund (a)	4,357	56,552
Fidelity Series Opportunistic Insights Fund (a)	5,386	102,166
Fidelity Series Small Cap Discovery Fund (a)	2,263	27,581
Fidelity Series Small Cap Opportunities Fund (a)	5,475	84,649
Fidelity Series Stock Selector Large Cap Value Fund (a)	11,873	154,589
Fidelity Series Value Discovery Fund (a)	8,078	109,381
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,344,619)		1,481,578

International Equity Funds - 12.1%
Fidelity Series Canada Fund (a)	2,274	24,677
Fidelity Series Emerging Markets Opportunities Fund (a)	15,808	319,330
Fidelity Series International Growth Fund (a)	14,799	242,112
Fidelity Series International Small Cap Fund (a)	3,214	58,072
Fidelity Series International Value Fund (a)	23,023	242,896
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $839,601)		887,087

Bond Funds - 47.9%
Fidelity Series Emerging Markets Debt Fund (a)	4,405	42,683
Fidelity Series Floating Rate High Income Fund (a)	1,917	18,213
Fidelity Series High Income Fund (a)	9,999	95,588
Fidelity Series Inflation-Protected Bond Index Fund (a)	60,847	591,429
Fidelity Series International Credit Fund (a)	324	3,188
Fidelity Series Investment Grade Bond Fund (a)	221,258	2,418,351
Fidelity Series Long-Term Treasury Bond Index Fund (a)	34,126	287,000
Fidelity Series Real Estate Income Fund (a)	3,109	34,108
TOTAL BOND FUNDS
(Cost $3,573,777)		3,490,560

Short-Term Funds - 19.7%
Fidelity Series Government Money Market Fund 1.98% (a)(b)	1,148,025	1,148,025
Fidelity Series Short-Term Credit Fund (a)	29,132	287,237
TOTAL SHORT-TERM FUNDS
(Cost $1,438,772)		1,435,262
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $7,196,769)		7,294,487
NET OTHER ASSETS (LIABILITIES) - 0.0%		(3,387)
NET ASSETS - 100%		$7,291,100

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$49,634	$13,972	$66,941	$1,055	$27,818	$(24,006)	$477
Fidelity Series All-Sector Equity Fund	93,299	46,265	51,039	13,715	(76)	241	88,690
Fidelity Series Blue Chip Growth Fund	94,489	43,379	56,992	10,246	2,167	10,756	93,799
Fidelity Series Canada Fund	--	34,534	10,721	288	45	819	24,677
Fidelity Series Commodity Strategy Fund	131,506	63,114	50,489	710	(249)	2,322	146,204
Fidelity Series Emerging Markets Debt Fund	38,145	18,829	11,557	2,871	(99)	(2,635)	42,683
Fidelity Series Emerging Markets Opportunities Fund	382,026	156,416	228,572	8,787	13,214	(3,754)	319,330
Fidelity Series Floating Rate High Income Fund	15,913	7,190	4,817	896	(8)	(65)	18,213
Fidelity Series Government Money Market Fund 1.98%	920,772	737,264	510,011	17,238	--	--	1,148,025
Fidelity Series Growth & Income Fund	218,168	88,079	119,523	12,899	2,024	13,760	202,508
Fidelity Series Growth Company Fund	183,536	88,269	108,076	18,402	4,575	21,370	189,674
Fidelity Series High Income Fund	95,711	39,177	37,290	6,313	(277)	(1,733)	95,588
Fidelity Series Inflation-Protected Bond Index Fund	203,297	461,712	69,415	4,932	(430)	(3,735)	591,429
Fidelity Series International Credit Fund	3,225	100	83	78	--	(33)	3,188
Fidelity Series International Growth Fund	267,017	94,815	132,695	8,095	1,586	11,389	242,112
Fidelity Series International Small Cap Fund	61,417	24,648	30,250	3,825	604	1,653	58,072
Fidelity Series International Value Fund	270,207	101,309	129,076	8,067	1,044	(588)	242,896
Fidelity Series Intrinsic Opportunities Fund	216,949	87,918	99,221	10,406	2,399	17,263	225,308
Fidelity Series Investment Grade Bond Fund	2,121,176	1,052,720	677,974	71,310	(5,656)	(71,915)	2,418,351
Fidelity Series Large Cap Value Index Fund	60,636	23,751	30,643	2,576	243	2,565	56,552
Fidelity Series Long-Term Treasury Bond Index Fund	59,329	299,381	64,362	3,748	(1,851)	(5,497)	287,000
Fidelity Series Opportunistic Insights Fund	104,597	51,437	61,515	14,324	1,649	5,998	102,166
Fidelity Series Real Estate Equity Fund	19,148	6,749	24,476	1,104	(1,003)	(418)	--
Fidelity Series Real Estate Income Fund	30,168	13,952	9,057	2,117	(75)	(880)	34,108
Fidelity Series Short-Term Credit Fund	386,675	145,656	240,840	6,545	(697)	(3,557)	287,237
Fidelity Series Small Cap Discovery Fund	27,927	12,018	13,306	1,896	(9)	951	27,581
Fidelity Series Small Cap Opportunities Fund	84,277	38,157	44,398	8,951	743	5,870	84,649
Fidelity Series Stock Selector Large Cap Value Fund	163,592	71,221	79,267	13,461	(420)	(537)	154,589
Fidelity Series Value Discovery Fund	115,248	48,057	55,012	6,535	(198)	1,286	109,381
	$6,418,084	$3,870,089	$3,017,618	$261,390	$47,063	$(23,110)	$7,294,487

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Simplicity RMD 2010 Fund℠

Financial Statements

Statement of Assets and Liabilities

		July 31, 2018
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $7,196,769)	$7,294,487
Total Investment in Securities (cost $7,196,769)		$7,294,487
Cash		1
Receivable for investments sold		304,704
Total assets		7,599,192
Liabilities
Payable for investments purchased	$299,037
Payable for fund shares redeemed	5,664
Accrued management fee	3,229
Distribution and service plan fees payable	162
Total liabilities		308,092
Net Assets		$7,291,100
Net Assets consist of:
Paid in capital		$7,092,147
Undistributed net investment income		9,277
Accumulated undistributed net realized gain (loss) on investments		91,958
Net unrealized appreciation (depreciation) on investments		97,718
Net Assets		$7,291,100
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($206,684 ÷ 3,871.24 shares)		$53.39
Maximum offering price per share (100/94.25 of $53.39)		$56.65
Class M:
Net Asset Value and redemption price per share ($23,783 ÷ 445.21 shares)		$53.42
Maximum offering price per share (100/96.50 of $53.42)		$55.36
Class C:
Net Asset Value and offering price per share ($129,960 ÷ 2,450.73 shares)(a)		$53.03
Fidelity Simplicity RMD 2010:
Net Asset Value, offering price and redemption price per share ($6,866,813 ÷ 128,591.04 shares)		$53.40
Class I:
Net Asset Value, offering price and redemption price per share ($63,860 ÷ 1,195.80 shares)		$53.40

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended July 31, 2018
Investment Income
Dividends:
Affiliated issuers		$148,266
Expenses
Management fee	$36,735
Distribution and service plan fees	1,986
Independent trustees' fees and expenses	27
Total expenses before reductions	38,748
Expense reductions	(180)
Total expenses after reductions		38,568
Net investment income (loss)		109,698
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	47,063
Capital gain distributions from underlying funds:
Affiliated issuers	113,124
Total net realized gain (loss)		160,187
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	(23,110)
Total change in net unrealized appreciation (depreciation)		(23,110)
Net gain (loss)		137,077
Net increase (decrease) in net assets resulting from operations		$246,775

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended July 31, 2018	Year ended July 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$109,698	$109,145
Net realized gain (loss)	160,187	1,135,409
Change in net unrealized appreciation (depreciation)	(23,110)	(607,278)
Net increase (decrease) in net assets resulting from operations	246,775	637,276
Distributions to shareholders from net investment income	(106,600)	(104,371)
Distributions to shareholders from net realized gain	(894,051)	(87,566)
Total distributions	(1,000,651)	(191,937)
Share transactions - net increase (decrease)	1,629,953	(1,408,679)
Total increase (decrease) in net assets	876,077	(963,340)
Net Assets
Beginning of period	6,415,023	7,378,363
End of period	$7,291,100	$6,415,023
Other Information
Undistributed net investment income end of period	$9,277	$6,483

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Simplicity RMD 2010 Fund Class A

Years ended July 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$60.79	$57.18	$58.52	$56.72	$53.04
Income from Investment Operations
Net investment income (loss)A	.747	.759	.758	.738	.718
Net realized and unrealized gain (loss)	1.281	4.244	.040	2.196	4.379
Total from investment operations	2.028	5.003	.798	2.934	5.097
Distributions from net investment income	(.696)	(.713)	(.756)	(.740)	(.704)
Distributions from net realized gain	(8.732)	(.680)	(1.382)	(.394)	(.713)
Total distributions	(9.428)	(1.393)	(2.138)	(1.134)	(1.417)
Net asset value, end of period	$53.39	$60.79	$57.18	$58.52	$56.72
Total ReturnB,C	3.72%	8.93%	1.55%	5.22%	9.76%
Ratios to Average Net AssetsD,E
Expenses before reductions	.78%	.33%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.78%	.33%	.25%	.25%	.25%
Expenses net of all reductions	.78%	.33%	.25%	.25%	.25%
Net investment income (loss)	1.37%	1.31%	1.37%	1.28%	1.30%
Supplemental Data
Net assets, end of period (000 omitted)	$207	$265	$395	$427	$267
Portfolio turnover rateE	44%	128%	24%	33%	29%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the sales charges.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Amounts do not include the activity of the Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Simplicity RMD 2010 Fund Class M

Years ended July 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$60.83	$57.22	$58.55	$56.76	$53.08
Income from Investment Operations
Net investment income (loss)A	.610	.615	.620	.592	.581
Net realized and unrealized gain (loss)	1.288	4.241	.047	2.190	4.386
Total from investment operations	1.898	4.856	.667	2.782	4.967
Distributions from net investment income	(.576)	(.566)	(.615)	(.598)	(.574)
Distributions from net realized gain	(8.732)	(.680)	(1.382)	(.394)	(.713)
Total distributions	(9.308)	(1.246)	(1.997)	(.992)	(1.287)
Net asset value, end of period	$53.42	$60.83	$57.22	$58.55	$56.76
Total ReturnB,C	3.47%	8.65%	1.31%	4.94%	9.50%
Ratios to Average Net AssetsD,E
Expenses before reductions	1.03%	.58%	.50%	.50%	.50%
Expenses net of fee waivers, if any	1.03%	.58%	.50%	.50%	.50%
Expenses net of all reductions	1.03%	.58%	.50%	.50%	.50%
Net investment income (loss)	1.12%	1.06%	1.12%	1.03%	1.05%
Supplemental Data
Net assets, end of period (000 omitted)	$24	$23	$58	$67	$36
Portfolio turnover rateE	44%	128%	24%	33%	29%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the sales charges.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Amounts do not include the activity of the Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Simplicity RMD 2010 Fund Class C

Years ended July 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$60.47	$56.97	$58.35	$56.62	$52.99
Income from Investment Operations
Net investment income (loss)A	.336	.322	.344	.303	.305
Net realized and unrealized gain (loss)	1.274	4.223	.043	2.182	4.382
Total from investment operations	1.610	4.545	.387	2.485	4.687
Distributions from net investment income	(.318)	(.365)	(.385)	(.361)	(.344)
Distributions from net realized gain	(8.732)	(.680)	(1.382)	(.394)	(.713)
Total distributions	(9.050)	(1.045)	(1.767)	(.755)	(1.057)
Net asset value, end of period	$53.03	$60.47	$56.97	$58.35	$56.62
Total ReturnB,C	2.94%	8.12%	.81%	4.42%	8.96%
Ratios to Average Net AssetsD,E
Expenses before reductions	1.53%	1.08%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.53%	1.08%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.53%	1.08%	1.00%	1.00%	1.00%
Net investment income (loss)	.62%	.56%	.63%	.53%	.55%
Supplemental Data
Net assets, end of period (000 omitted)	$130	$133	$124	$137	$122
Portfolio turnover rateE	44%	128%	24%	33%	29%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the contingent deferred sales charge.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Amounts do not include the activity of the Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Simplicity RMD 2010 Fund

Years ended July 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$60.82	$57.20	$58.53	$56.73	$53.05
Income from Investment Operations
Net investment income (loss)A	.877	.906	.897	.882	.856
Net realized and unrealized gain (loss)	1.285	4.242	.048	2.192	4.380
Total from investment operations	2.162	5.148	.945	3.074	5.236
Distributions from net investment income	(.850)	(.848)	(.893)	(.880)	(.843)
Distributions from net realized gain	(8.732)	(.680)	(1.382)	(.394)	(.713)
Total distributions	(9.582)	(1.528)	(2.275)	(1.274)	(1.556)
Net asset value, end of period	$53.40	$60.82	$57.20	$58.53	$56.73
Total ReturnB	3.98%	9.20%	1.82%	5.48%	10.04%
Ratios to Average Net AssetsC,D
Expenses before reductions	.53%	.08%	- %E	- %E	- %E
Expenses net of fee waivers, if any	.53%	.08%	-%	-%	-%
Expenses net of all reductions	.53%	.08%	-%	-%	-%
Net investment income (loss)	1.62%	1.56%	1.62%	1.53%	1.55%
Supplemental Data
Net assets, end of period (000 omitted)	$6,867	$5,933	$6,745	$7,858	$7,608
Portfolio turnover rateD	44%	128%	24%	33%	29%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 D Amounts do not include the activity of the Underlying Funds.

 E Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Simplicity RMD 2010 Fund Class I

Years ended July 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$60.82	$57.20	$58.53	$56.73	$53.05
Income from Investment Operations
Net investment income (loss)A	.880	.906	.896	.880	.856
Net realized and unrealized gain (loss)	1.279	4.241	.049	2.194	4.380
Total from investment operations	2.159	5.147	.945	3.074	5.236
Distributions from net investment income	(.847)	(.847)	(.893)	(.880)	(.843)
Distributions from net realized gain	(8.732)	(.680)	(1.382)	(.394)	(.713)
Total distributions	(9.579)	(1.527)	(2.275)	(1.274)	(1.556)
Net asset value, end of period	$53.40	$60.82	$57.20	$58.53	$56.73
Total ReturnB	3.97%	9.20%	1.82%	5.48%	10.04%
Ratios to Average Net AssetsC,D
Expenses before reductions	.53%	.08%	- %E	- %E	- %E
Expenses net of fee waivers, if any	.53%	.08%	-%	-%	-%
Expenses net of all reductions	.53%	.08%	-%	-%	-%
Net investment income (loss)	1.62%	1.56%	1.62%	1.53%	1.55%
Supplemental Data
Net assets, end of period (000 omitted)	$64	$61	$56	$58	$21
Portfolio turnover rateD	44%	128%	24%	33%	29%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 D Amounts do not include the activity of the Underlying Funds.

 E Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Simplicity RMD 2015 Fund℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of July 31, 2018

% of fund's net assets
Fidelity Series Investment Grade Bond Fund	29.6
Fidelity Series Government Money Market Fund 1.98%	12.6
Fidelity Series Inflation-Protected Bond Index Fund	6.4
Fidelity Series Emerging Markets Opportunities Fund	5.1
Fidelity Series International Value Fund	4.2
Fidelity Series International Growth Fund	4.2
Fidelity Series Intrinsic Opportunities Fund	4.2
Fidelity Series Long-Term Treasury Bond Index Fund	4.0
Fidelity Series Growth & Income Fund	3.7
Fidelity Series Growth Company Fund	3.5
77.5

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	26.7%
International Equity Funds	14.9%
Bond Funds	42.6%
Short-Term Funds	15.8%

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Simplicity RMD 2015 Fund℠

Schedule of Investments July 31, 2018

Showing Percentage of Net Assets

Domestic Equity Funds - 26.7%
	Shares	Value
Fidelity Series All-Sector Equity Fund (a)	18,294	$240,570
Fidelity Series Blue Chip Growth Fund (a)	15,992	254,437
Fidelity Series Commodity Strategy Fund (a)	55,285	294,667
Fidelity Series Growth & Income Fund (a)	33,589	549,180
Fidelity Series Growth Company Fund (a)	27,245	514,382
Fidelity Series Intrinsic Opportunities Fund (a)	32,590	612,372
Fidelity Series Large Cap Value Index Fund (a)	11,822	153,445
Fidelity Series Opportunistic Insights Fund (a)	14,609	277,131
Fidelity Series Small Cap Discovery Fund (a)	6,144	74,892
Fidelity Series Small Cap Opportunities Fund (a)	14,851	229,590
Fidelity Series Stock Selector Large Cap Value Fund (a)	32,201	419,254
Fidelity Series Value Discovery Fund(a)	21,912	296,694
TOTAL DOMESTIC EQUITY FUNDS
(Cost $3,628,882)		3,916,614

International Equity Funds - 14.9%
Fidelity Series Canada Fund (a)	5,778	62,697
Fidelity Series Emerging Markets Opportunities Fund (a)	36,909	745,560
Fidelity Series International Growth Fund (a)	37,594	615,045
Fidelity Series International Small Cap Fund (a)	8,165	147,539
Fidelity Series International Value Fund (a)	58,484	617,007
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $2,112,722)		2,187,848

Bond Funds - 42.6%
Fidelity Series Emerging Markets Debt Fund (a)	8,865	85,902
Fidelity Series Floating Rate High Income Fund (a)	3,837	36,451
Fidelity Series High Income Fund (a)	20,159	192,720
Fidelity Series Inflation-Protected Bond Index Fund (a)	96,890	941,773
Fidelity Series International Credit Fund (a)	430	4,223
Fidelity Series Investment Grade Bond Fund (a)	397,234	4,341,763
Fidelity Series Long-Term Treasury Bond Index Fund (a)	70,487	592,796
Fidelity Series Real Estate Income Fund (a)	6,274	68,830
TOTAL BOND FUNDS
(Cost $6,378,025)		6,264,458

Short-Term Funds - 15.8%
Fidelity Series Government Money Market Fund 1.98% (a)(b)	1,856,330	1,856,330
Fidelity Series Short-Term Credit Fund (a)	47,120	464,603
TOTAL SHORT-TERM FUNDS
(Cost $2,324,980)		2,320,933
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $14,444,609)		14,689,853
NET OTHER ASSETS (LIABILITIES) - 0.0%		(6,991)
NET ASSETS - 100%		$14,682,862

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$81,990	$55,028	$143,942	$1,925	$41,854	$(34,930)	$--
Fidelity Series All-Sector Equity Fund	154,130	183,466	99,551	25,844	(523)	3,048	240,570
Fidelity Series Blue Chip Growth Fund	156,097	180,791	111,241	18,037	1,702	27,088	254,437
Fidelity Series Canada Fund	--	80,623	20,747	493	(95)	2,916	62,697
Fidelity Series Commodity Strategy Fund	161,221	222,779	90,316	1,004	(1,321)	2,304	294,667
Fidelity Series Emerging Markets Debt Fund	49,186	59,413	18,070	4,458	(416)	(4,211)	85,902
Fidelity Series Emerging Markets Opportunities Fund	552,536	541,874	344,554	14,828	4,700	(8,996)	745,560
Fidelity Series Floating Rate High Income Fund	20,546	23,529	7,519	1,421	(12)	(93)	36,451
Fidelity Series Government Money Market Fund 1.98%	900,350	1,620,039	664,059	22,064	--	--	1,856,330
Fidelity Series Growth & Income Fund	360,403	390,019	236,120	24,556	49	34,829	549,180
Fidelity Series Growth Company Fund	310,145	360,897	209,031	33,594	2,095	50,276	514,382
Fidelity Series High Income Fund	123,355	127,088	54,761	9,859	(488)	(2,474)	192,720
Fidelity Series Inflation-Protected Bond Index Fund	206,092	824,980	84,960	5,478	(395)	(3,944)	941,773
Fidelity Series International Credit Fund	4,230	132	67	104	--	(45)	4,223
Fidelity Series International Growth Fund	421,287	422,180	249,586	14,018	(855)	22,019	615,045
Fidelity Series International Small Cap Fund	96,906	104,832	56,804	6,629	(205)	2,810	147,539
Fidelity Series International Value Fund	426,358	437,049	243,220	13,995	(2,817)	(363)	617,007
Fidelity Series Intrinsic Opportunities Fund	400,447	415,223	242,114	19,594	288	38,528	612,372
Fidelity Series Investment Grade Bond Fund	2,451,457	2,987,118	991,707	101,043	(8,222)	(96,883)	4,341,763
Fidelity Series Large Cap Value Index Fund	100,176	107,254	60,164	4,741	(265)	6,444	153,445
Fidelity Series Long-Term Treasury Bond Index Fund	71,151	633,726	101,061	6,247	(2,356)	(8,664)	592,796
Fidelity Series Opportunistic Insights Fund	172,792	204,946	117,265	26,165	891	15,767	277,131
Fidelity Series Real Estate Equity Fund	31,191	23,566	52,570	1,990	(1,506)	(681)	--
Fidelity Series Real Estate Income Fund	39,028	44,886	14,155	3,197	(148)	(781)	68,830
Fidelity Series Short-Term Credit Fund	375,312	363,879	269,747	8,133	(790)	(4,051)	464,603
Fidelity Series Small Cap Discovery Fund	46,135	52,778	24,961	4,771	(441)	1,381	74,892
Fidelity Series Small Cap Opportunities Fund	139,218	160,541	86,201	15,803	407	15,625	229,590
Fidelity Series Stock Selector Large Cap Value Fund	270,245	304,815	156,345	25,077	(1,666)	2,205	419,254
Fidelity Series Value Discovery Fund	190,393	211,771	109,347	11,965	(774)	4,651	296,694
	$8,312,377	$11,145,222	$4,860,185	$427,033	$28,691	$63,775	$14,689,853

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Simplicity RMD 2015 Fund℠

Financial Statements

Statement of Assets and Liabilities

		July 31, 2018
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $14,444,609)	$14,689,853
Total Investment in Securities (cost $14,444,609)		$14,689,853
Cash		2
Receivable for investments sold		549,198
Receivable for fund shares sold		7,000
Total assets		15,246,053
Liabilities
Payable for investments purchased	$512,235
Payable for fund shares redeemed	43,963
Accrued management fee	6,644
Distribution and service plan fees payable	349
Total liabilities		563,191
Net Assets		$14,682,862
Net Assets consist of:
Paid in capital		$14,297,061
Undistributed net investment income		16,421
Accumulated undistributed net realized gain (loss) on investments		124,136
Net unrealized appreciation (depreciation) on investments		245,244
Net Assets		$14,682,862
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($336,033 ÷ 5,679.54 shares)		$59.17
Maximum offering price per share (100/94.25 of $59.17)		$62.78
Class M:
Net Asset Value and redemption price per share ($493,618 ÷ 8,351.66 shares)		$59.10
Maximum offering price per share (100/96.50 of $59.10)		$61.24
Class C:
Net Asset Value and offering price per share ($87,874 ÷ 1,501.76 shares)(a)		$58.51
Fidelity Simplicity RMD 2015:
Net Asset Value, offering price and redemption price per share ($13,754,008 ÷ 232,568.24 shares)		$59.14
Class I:
Net Asset Value, offering price and redemption price per share ($11,329 ÷ 191.22 shares)		$59.25

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended July 31, 2018
Investment Income
Dividends:
Affiliated issuers		$224,617
Expenses
Management fee	$63,386
Distribution and service plan fees	4,419
Independent trustees' fees and expenses	42
Total expenses before reductions	67,847
Expense reductions	(179)
Total expenses after reductions		67,668
Net investment income (loss)		156,949
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	28,691
Capital gain distributions from underlying funds:
Affiliated issuers	202,416
Total net realized gain (loss)		231,107
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	63,775
Total change in net unrealized appreciation (depreciation)		63,775
Net gain (loss)		294,882
Net increase (decrease) in net assets resulting from operations		$451,831

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended July 31, 2018	Year ended July 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$156,949	$143,136
Net realized gain (loss)	231,107	1,237,402
Change in net unrealized appreciation (depreciation)	63,775	(454,794)
Net increase (decrease) in net assets resulting from operations	451,831	925,744
Distributions to shareholders from net investment income	(147,498)	(137,895)
Distributions to shareholders from net realized gain	(1,038,823)	(118,111)
Total distributions	(1,186,321)	(256,006)
Share transactions - net increase (decrease)	7,109,470	(3,339,280)
Total increase (decrease) in net assets	6,374,980	(2,669,542)
Net Assets
Beginning of period	8,307,882	10,977,424
End of period	$14,682,862	$8,307,882
Other Information
Undistributed net investment income end of period	$16,421	$7,406

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Simplicity RMD 2015 Fund Class A

Years ended July 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$64.95	$60.61	$62.00	$59.79	$55.12
Income from Investment Operations
Net investment income (loss)A	.727	.796	.790	.753	.751
Net realized and unrealized gain (loss)	2.076	5.018	(.055)	2.474	4.831
Total from investment operations	2.803	5.814	.735	3.227	5.582
Distributions from net investment income	(.675)	(.767)	(.788)	(.743)	(.734)
Distributions from net realized gain	(7.908)	(.707)	(1.337)	(.274)	(.178)
Total distributions	(8.583)	(1.474)	(2.125)	(1.017)	(.912)
Net asset value, end of period	$59.17	$64.95	$60.61	$62.00	$59.79
Total ReturnB,C	4.75%	9.80%	1.37%	5.44%	10.18%
Ratios to Average Net AssetsD,E
Expenses before reductions	.83%	.34%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.83%	.34%	.25%	.25%	.25%
Expenses net of all reductions	.82%	.34%	.25%	.25%	.25%
Net investment income (loss)	1.22%	1.28%	1.36%	1.23%	1.29%
Supplemental Data
Net assets, end of period (000 omitted)	$336	$379	$501	$452	$181
Portfolio turnover rateE	44%	115%	27%	20%	25%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the sales charges.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Amounts do not include the activity of the Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Simplicity RMD 2015 Fund Class M

Years ended July 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$64.91	$60.57	$61.96	$59.75	$55.09
Income from Investment Operations
Net investment income (loss)A	.576	.639	.645	.600	.601
Net realized and unrealized gain (loss)	2.073	5.013	(.056)	2.475	4.822
Total from investment operations	2.649	5.652	.589	3.075	5.423
Distributions from net investment income	(.551)	(.605)	(.642)	(.591)	(.585)
Distributions from net realized gain	(7.908)	(.707)	(1.337)	(.274)	(.178)
Total distributions	(8.459)	(1.312)	(1.979)	(.865)	(.763)
Net asset value, end of period	$59.10	$64.91	$60.57	$61.96	$59.75
Total ReturnB,C	4.48%	9.51%	1.11%	5.18%	9.89%
Ratios to Average Net AssetsD,E
Expenses before reductions	1.08%	.59%	.50%	.50%	.50%
Expenses net of fee waivers, if any	1.08%	.59%	.50%	.50%	.50%
Expenses net of all reductions	1.07%	.59%	.50%	.50%	.50%
Net investment income (loss)	.97%	1.04%	1.11%	.98%	1.04%
Supplemental Data
Net assets, end of period (000 omitted)	$494	$553	$1,030	$1,088	$420
Portfolio turnover rateE	44%	115%	27%	20%	25%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the sales charges.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Amounts do not include the activity of the Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Simplicity RMD 2015 Fund Class C

Years ended July 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$64.45	$60.25	$61.71	$59.58	$54.98
Income from Investment Operations
Net investment income (loss)A	.275	.328	.352	.294	.310
Net realized and unrealized gain (loss)	2.048	4.986	(.066)	2.471	4.816
Total from investment operations	2.323	5.314	.286	2.765	5.126
Distributions from net investment income	(.355)	(.407)	(.409)	(.361)	(.348)
Distributions from net realized gain	(7.908)	(.707)	(1.337)	(.274)	(.178)
Total distributions	(8.263)	(1.114)	(1.746)	(.635)	(.526)
Net asset value, end of period	$58.51	$64.45	$60.25	$61.71	$59.58
Total ReturnB,C	3.95%	8.98%	.60%	4.66%	9.35%
Ratios to Average Net AssetsD,E
Expenses before reductions	1.58%	1.09%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.58%	1.09%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.58%	1.09%	1.00%	1.00%	1.00%
Net investment income (loss)	.47%	.53%	.61%	.48%	.54%
Supplemental Data
Net assets, end of period (000 omitted)	$88	$88	$384	$444	$358
Portfolio turnover rateE	44%	115%	27%	20%	25%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the contingent deferred sales charge.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Amounts do not include the activity of the Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Simplicity RMD 2015 Fund

Years ended July 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$64.98	$60.62	$62.01	$59.79	$55.11
Income from Investment Operations
Net investment income (loss)A	.869	.950	.938	.907	.893
Net realized and unrealized gain (loss)	2.076	5.023	(.057)	2.472	4.833
Total from investment operations	2.945	5.973	.881	3.379	5.726
Distributions from net investment income	(.877)	(.906)	(.934)	(.885)	(.868)
Distributions from net realized gain	(7.908)	(.707)	(1.337)	(.274)	(.178)
Total distributions	(8.785)	(1.613)	(2.271)	(1.159)	(1.046)
Net asset value, end of period	$59.14	$64.98	$60.62	$62.01	$59.79
Total ReturnB	5.00%	10.08%	1.62%	5.70%	10.46%
Ratios to Average Net AssetsC,D
Expenses before reductions	.58%	.09%	- %E	- %E	- %E
Expenses net of fee waivers, if any	.58%	.09%	-%	-%	-%
Expenses net of all reductions	.57%	.09%	-%	-%	-%
Net investment income (loss)	1.47%	1.53%	1.61%	1.48%	1.54%
Supplemental Data
Net assets, end of period (000 omitted)	$13,754	$7,287	$9,061	$9,298	$6,327
Portfolio turnover rateD	44%	115%	27%	20%	25%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 D Amounts do not include the activity of the Underlying Funds.

 E Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Simplicity RMD 2015 Fund Class I

Years ended July 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$65.08	$60.71	$62.07	$59.83	$55.13
Income from Investment Operations
Net investment income (loss)A	.863	.958	.940	.901	.869
Net realized and unrealized gain (loss)	2.104	5.029	(.029)	2.498	4.877
Total from investment operations	2.967	5.987	.911	3.399	5.746
Distributions from net investment income	(.889)	(.910)	(.934)	(.885)	(.868)
Distributions from net realized gain	(7.908)	(.707)	(1.337)	(.274)	(.178)
Total distributions	(8.797)	(1.617)	(2.271)	(1.159)	(1.046)
Net asset value, end of period	$59.25	$65.08	$60.71	$62.07	$59.83
Total ReturnB	5.03%	10.08%	1.67%	5.73%	10.49%
Ratios to Average Net AssetsC,D
Expenses before reductions	.58%	.09%	- %E	- %E	- %E
Expenses net of fee waivers, if any	.58%	.09%	-%	-%	-%
Expenses net of all reductions	.58%	.09%	-%	-%	-%
Net investment income (loss)	1.46%	1.53%	1.61%	1.48%	1.54%
Supplemental Data
Net assets, end of period (000 omitted)	$11	$1	$1	$1	$1
Portfolio turnover rateD	44%	115%	27%	20%	25%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 D Amounts do not include the activity of the Underlying Funds.

 E Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Simplicity RMD 2020 Fund℠

Investment Summary (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Holdings as of July 31, 2018

% of fund's net assets
Fidelity Series Investment Grade Bond Fund	25.8
Fidelity Series Government Money Market Fund 1.98%	9.5
Fidelity Series Emerging Markets Opportunities Fund	5.8
Fidelity Series Intrinsic Opportunities Fund	5.2
Fidelity Series International Value Fund	5.1
Fidelity Series International Growth Fund	5.1
Fidelity Series Inflation-Protected Bond Index Fund	4.8
Fidelity Series Growth & Income Fund	4.7
Fidelity Series Growth Company Fund	4.4
Fidelity Series Long-Term Treasury Bond Index Fund	4.1
74.5

Asset Allocation (% of fund's net assets)

Period end
Domestic Equity Funds	33.1%
International Equity Funds	17.7%
Bond Funds	37.4%
Short-Term Funds	11.9%
Net Other Assets (Liabilities)*	(0.1)%

 * Net Other Assets (Liabilities) are not included in the pie chart

Domestic Equity Funds category includes Fidelity Series Commodity Strategy Fund which invests in commodity-related investments.

Fidelity Simplicity RMD 2020 Fund℠

Schedule of Investments July 31, 2018

Showing Percentage of Net Assets

Domestic Equity Funds - 33.1%
	Shares	Value
Fidelity Series 100 Index Fund (a)	90	$1,661
Fidelity Series All-Sector Equity Fund (a)	43,361	570,195
Fidelity Series Blue Chip Growth Fund (a)	37,909	603,131
Fidelity Series Commodity Strategy Fund (a)	104,059	554,633
Fidelity Series Growth & Income Fund (a)	79,636	1,302,045
Fidelity Series Growth Company Fund(a)	64,594	1,219,532
Fidelity Series Intrinsic Opportunities Fund (a)	77,052	1,447,800
Fidelity Series Large Cap Value Index Fund (a)	28,014	363,622
Fidelity Series Opportunistic Insights Fund (a)	34,633	656,981
Fidelity Series Small Cap Discovery Fund (a)	14,547	177,323
Fidelity Series Small Cap Opportunities Fund (a)	35,195	544,112
Fidelity Series Stock Selector Large Cap Value Fund (a)	76,341	993,957
Fidelity Series Value Discovery Fund (a)	51,948	703,372
TOTAL DOMESTIC EQUITY FUNDS
(Cost $8,628,098)		9,138,364

International Equity Funds - 17.7%
Fidelity Series Canada Fund (a)	13,124	142,396
Fidelity Series Emerging Markets Opportunities Fund (a)	79,337	1,602,611
Fidelity Series International Growth Fund (a)	85,517	1,399,052
Fidelity Series International Small Cap Fund (a)	18,565	335,470
Fidelity Series International Value Fund (a)	133,024	1,403,406
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $4,830,062)		4,882,935

Bond Funds - 37.4%
Fidelity Series Emerging Markets Debt Fund (a)	16,686	161,686
Fidelity Series Floating Rate High Income Fund (a)	7,221	68,600
Fidelity Series High Income Fund (a)	37,850	361,844
Fidelity Series Inflation-Protected Bond Index Fund (a)	135,885	1,320,804
Fidelity Series International Credit Fund (a)	993	9,760
Fidelity Series Investment Grade Bond Fund (a)	651,114	7,116,682
Fidelity Series Long-Term Treasury Bond Index Fund (a)	136,125	1,144,811
Fidelity Series Real Estate Income Fund (a)	11,798	129,428
TOTAL BOND FUNDS
(Cost $10,486,410)		10,313,615

Short-Term Funds - 11.9%
Fidelity Series Government Money Market Fund 1.98% (a)(b)	2,621,854	2,621,854
Fidelity Series Short-Term Credit Fund (a)	66,553	656,211
TOTAL SHORT-TERM FUNDS
(Cost $3,282,511)		3,278,065
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $27,227,081)		27,612,979
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(13,997)
NET ASSETS - 100%		$27,598,982

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$101,516	$166,566	$276,229	$3,712	$57,669	$(47,861)	$1,661
Fidelity Series All-Sector Equity Fund	191,084	498,667	122,914	51,509	(2,112)	5,470	570,195
Fidelity Series Blue Chip Growth Fund	193,535	487,807	139,347	27,902	(1,433)	62,569	603,131
Fidelity Series Canada Fund	--	158,245	21,352	909	(153)	5,656	142,396
Fidelity Series Commodity Strategy Fund	173,011	484,659	98,455	1,452	(2,735)	(1,847)	554,633
Fidelity Series Emerging Markets Debt Fund	49,942	136,303	16,767	6,960	(294)	(7,498)	161,686
Fidelity Series Emerging Markets Opportunities Fund	623,421	1,451,876	431,967	26,662	1,398	(42,117)	1,602,611
Fidelity Series Floating Rate High Income Fund	20,858	54,825	6,951	2,251	(7)	(125)	68,600
Fidelity Series Government Money Market Fund 1.98%	655,069	2,527,851	561,066	26,596	--	--	2,621,854
Fidelity Series Growth & Income Fund	446,802	1,079,734	299,783	41,017	(1,510)	76,802	1,302,045
Fidelity Series Growth Company Fund	384,039	980,076	238,436	64,804	(1,383)	95,236	1,219,532
Fidelity Series High Income Fund	125,297	289,607	48,410	15,140	(295)	(4,355)	361,844
Fidelity Series Inflation-Protected Bond Index Fund	140,110	1,247,011	61,168	5,851	(581)	(4,568)	1,320,804
Fidelity Series International Credit Fund	4,186	5,647	--	141	--	(45)	9,760
Fidelity Series International Growth Fund	504,629	1,155,349	290,224	26,101	(3,776)	33,074	1,399,052
Fidelity Series International Small Cap Fund	116,066	277,824	59,276	12,357	(558)	1,414	335,470
Fidelity Series International Value Fund	510,594	1,178,062	270,381	26,057	(4,418)	(10,451)	1,403,406
Fidelity Series Intrinsic Opportunities Fund	450,393	1,123,582	198,076	29,303	(3,143)	75,044	1,447,800
Fidelity Series Investment Grade Bond Fund	2,195,974	5,964,704	893,488	139,961	(9,422)	(141,086)	7,116,682
Fidelity Series Large Cap Value Index Fund	124,192	300,330	72,840	9,229	(753)	12,693	363,622
Fidelity Series Long-Term Treasury Bond Index Fund	77,042	1,181,259	93,611	10,447	(2,210)	(17,669)	1,144,811
Fidelity Series Opportunistic Insights Fund	214,213	555,573	140,637	51,815	(778)	28,610	656,981
Fidelity Series Real Estate Equity Fund	38,564	70,153	104,900	3,437	(2,982)	(835)	--
Fidelity Series Real Estate Income Fund	39,586	103,883	13,135	4,863	(155)	(751)	129,428
Fidelity Series Short-Term Credit Fund	275,847	609,244	223,529	9,414	(899)	(4,452)	656,211
Fidelity Series Small Cap Discovery Fund	57,213	147,159	27,390	10,133	(433)	774	177,323
Fidelity Series Small Cap Opportunities Fund	172,614	434,582	99,179	25,407	(1,091)	37,186	544,112
Fidelity Series Stock Selector Large Cap Value Fund	334,432	843,135	183,825	49,367	(3,269)	3,484	993,957
Fidelity Series Value Discovery Fund	236,033	587,986	129,016	23,139	(1,502)	9,871	703,372
	$8,456,262	$24,101,699	$5,122,352	$705,936	$13,175	$164,223	$27,612,979

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations if applicable.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Fidelity Simplicity RMD 2020 Fund℠

Financial Statements

Statement of Assets and Liabilities

		July 31, 2018
Assets
Investment in securities, at value — See accompanying schedule:
Affiliated issuers (cost $27,227,081)	$27,612,979
Total Investment in Securities (cost $27,227,081)		$27,612,979
Cash		1
Receivable for investments sold		611,687
Receivable for fund shares sold		381,176
Total assets		28,605,843
Liabilities
Payable for investments purchased	$992,562
Payable for fund shares redeemed	300
Accrued management fee	13,594
Distribution and service plan fees payable	405
Total liabilities		1,006,861
Net Assets		$27,598,982
Net Assets consist of:
Paid in capital		$26,960,118
Undistributed net investment income		26,629
Accumulated undistributed net realized gain (loss) on investments		226,337
Net unrealized appreciation (depreciation) on investments		385,898
Net Assets		$27,598,982
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($41,511 ÷ 693.24 shares)		$59.88
Maximum offering price per share (100/94.25 of $59.88)		$63.53
Class M:
Net Asset Value and redemption price per share ($688,193 ÷ 11,487.77 shares)		$59.91
Maximum offering price per share (100/96.50 of $59.91)		$62.08
Class C:
Net Asset Value and offering price per share ($130,663 ÷ 2,211.59 shares)(a)		$59.08
Fidelity Simplicity RMD 2020:
Net Asset Value, offering price and redemption price per share ($26,666,623 ÷ 445,894.13 shares)		$59.80
Class I:
Net Asset Value, offering price and redemption price per share ($71,992 ÷ 1,204.02 shares)		$59.79

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended July 31, 2018
Investment Income
Dividends:
Affiliated issuers		$343,853
Expenses
Management fee	$107,138
Distribution and service plan fees	5,075
Independent trustees' fees and expenses	64
Total expenses before reductions	112,277
Expense reductions	(179)
Total expenses after reductions		112,098
Net investment income (loss)		231,755
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Affiliated issuers	13,175
Capital gain distributions from underlying funds:
Affiliated issuers	362,083
Total net realized gain (loss)		375,258
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Affiliated issuers	164,223
Total change in net unrealized appreciation (depreciation)		164,223
Net gain (loss)		539,481
Net increase (decrease) in net assets resulting from operations		$771,236

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended July 31, 2018	Year ended July 31, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$231,755	$134,965
Net realized gain (loss)	375,258	1,239,490
Change in net unrealized appreciation (depreciation)	164,223	(446,503)
Net increase (decrease) in net assets resulting from operations	771,236	927,952
Distributions to shareholders from net investment income	(211,333)	(130,309)
Distributions to shareholders from net realized gain	(1,124,258)	(89,994)
Total distributions	(1,335,591)	(220,303)
Share transactions - net increase (decrease)	19,711,836	(2,020,636)
Total increase (decrease) in net assets	19,147,481	(1,312,987)
Net Assets
Beginning of period	8,451,501	9,764,488
End of period	$27,598,982	$8,451,501
Other Information
Undistributed net investment income end of period	$26,629	$6,628

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Simplicity RMD 2020 Fund Class A

Years ended July 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$64.09	$59.25	$60.93	$59.08	$54.91
Income from Investment Operations
Net investment income (loss)A	.680	.773	.786	.748	.742
Net realized and unrealized gain (loss)	2.708	5.368	(.202)	2.585	5.022
Total from investment operations	3.388	6.141	.584	3.333	5.764
Distributions from net investment income	(.627)	(.746)	(.773)	(.742)	(.712)
Distributions from net realized gain	(6.971)	(.555)	(1.491)	(.741)	(.882)
Total distributions	(7.598)	(1.301)	(2.264)	(1.483)	(1.594)
Net asset value, end of period	$59.88	$64.09	$59.25	$60.93	$59.08
Total ReturnB,C	5.77%	10.56%	1.16%	5.72%	10.68%
Ratios to Average Net AssetsD,E
Expenses before reductions	.87%	.35%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.87%	.35%	.25%	.25%	.25%
Expenses net of all reductions	.86%	.35%	.25%	.25%	.25%
Net investment income (loss)	1.13%	1.27%	1.38%	1.25%	1.28%
Supplemental Data
Net assets, end of period (000 omitted)	$42	$102	$92	$109	$109
Portfolio turnover rateE	29%	118%	29%	31%	34%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the sales charges.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Amounts do not include the activity of the Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Simplicity RMD 2020 Fund Class M

Years ended July 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$64.15	$59.31	$61.00	$59.15	$55.00
Income from Investment Operations
Net investment income (loss)A	.524	.622	.642	.599	.605
Net realized and unrealized gain (loss)	2.711	5.378	(.205)	2.586	5.021
Total from investment operations	3.235	6.000	.437	3.185	5.626
Distributions from net investment income	(.504)	(.605)	(.636)	(.594)	(.594)
Distributions from net realized gain	(6.971)	(.555)	(1.491)	(.741)	(.882)
Total distributions	(7.475)	(1.160)	(2.127)	(1.335)	(1.476)
Net asset value, end of period	$59.91	$64.15	$59.31	$61.00	$59.15
Total ReturnB,C	5.50%	10.29%	.90%	5.45%	10.40%
Ratios to Average Net AssetsD,E
Expenses before reductions	1.12%	.60%	.50%	.50%	.49%F
Expenses net of fee waivers, if any	1.12%	.60%	.50%	.50%	.49%F
Expenses net of all reductions	1.12%	.60%	.50%	.50%	.49%F
Net investment income (loss)	.87%	1.02%	1.13%	1.00%	1.04%
Supplemental Data
Net assets, end of period (000 omitted)	$688	$752	$752	$544	$451
Portfolio turnover rateE	29%	118%	29%	31%	34%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the sales charges.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Amounts do not include the activity of the Underlying Funds.

 F On certain classes, the size and fluctuation of net assets and expense amounts may cause ratios to differ from contractual rates.

See accompanying notes which are an integral part of the financial statements.

Fidelity Simplicity RMD 2020 Fund Class C

Years ended July 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$63.51	$58.84	$60.60	$58.82	$54.75
Income from Investment Operations
Net investment income (loss)A	.222	.315	.357	.296	.304
Net realized and unrealized gain (loss)	2.678	5.326	(.216)	2.580	5.003
Total from investment operations	2.900	5.641	.141	2.876	5.307
Distributions from net investment income	(.359)	(.416)	(.410)	(.355)	(.355)
Distributions from net realized gain	(6.971)	(.555)	(1.491)	(.741)	(.882)
Total distributions	(7.330)	(.971)	(1.901)	(1.096)	(1.237)
Net asset value, end of period	$59.08	$63.51	$58.84	$60.60	$58.82
Total ReturnB,C	4.97%	9.74%	.39%	4.94%	9.84%
Ratios to Average Net AssetsD,E
Expenses before reductions	1.62%	1.10%	1.00%	1.00%	1.00%
Expenses net of fee waivers, if any	1.62%	1.10%	1.00%	1.00%	1.00%
Expenses net of all reductions	1.61%	1.10%	1.00%	1.00%	1.00%
Net investment income (loss)	.37%	.52%	.63%	.49%	.53%
Supplemental Data
Net assets, end of period (000 omitted)	$131	$142	$175	$177	$205
Portfolio turnover rateE	29%	118%	29%	31%	34%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Total returns do not include the effect of the contingent deferred sales charge.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 E Amounts do not include the activity of the Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Fidelity Simplicity RMD 2020 Fund

Years ended July 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$64.06	$59.21	$60.89	$59.04	$54.87
Income from Investment Operations
Net investment income (loss)A	.813	.924	.928	.898	.880
Net realized and unrealized gain (loss)	2.708	5.363	(.202)	2.584	5.027
Total from investment operations	3.521	6.287	.726	3.482	5.907
Distributions from net investment income	(.810)	(.882)	(.915)	(.891)	(.855)
Distributions from net realized gain	(6.971)	(.555)	(1.491)	(.741)	(.882)
Total distributions	(7.781)	(1.437)	(2.406)	(1.632)	(1.737)
Net asset value, end of period	$59.80	$64.06	$59.21	$60.89	$59.04
Total ReturnB	6.01%	10.83%	1.41%	5.98%	10.97%
Ratios to Average Net AssetsC,D
Expenses before reductions	.62%	.10%	- %E	- %E	- %E
Expenses net of fee waivers, if any	.62%	.10%	-%	-%	-%
Expenses net of all reductions	.62%	.10%	-%	-%	-%
Net investment income (loss)	1.37%	1.52%	1.63%	1.50%	1.53%
Supplemental Data
Net assets, end of period (000 omitted)	$26,667	$7,449	$8,744	$9,019	$7,882
Portfolio turnover rateD	29%	118%	29%	31%	34%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 D Amounts do not include the activity of the Underlying Funds.

 E Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Fidelity Simplicity RMD 2020 Fund Class I

Years ended July 31,	2018	2017	2016	2015	2014
Selected Per–Share Data
Net asset value, beginning of period	$64.04	$59.21	$60.89	$59.04	$54.88
Income from Investment Operations
Net investment income (loss)A	.816	.922	.929	.897	.887
Net realized and unrealized gain (loss)	2.701	5.366	(.203)	2.585	5.010
Total from investment operations	3.517	6.288	.726	3.482	5.897
Distributions from net investment income	(.796)	(.903)	(.915)	(.891)	(.855)
Distributions from net realized gain	(6.971)	(.555)	(1.491)	(.741)	(.882)
Total distributions	(7.767)	(1.458)	(2.406)	(1.632)	(1.737)
Net asset value, end of period	$59.79	$64.04	$59.21	$60.89	$59.04
Total ReturnB	6.01%	10.84%	1.41%	5.98%	10.95%
Ratios to Average Net AssetsC,D
Expenses before reductions	.62%	.10%	- %E	- %E	- %E
Expenses net of fee waivers, if any	.62%	.10%	-%	-%	-%
Expenses net of all reductions	.62%	.10%	-%	-%	-%
Net investment income (loss)	1.37%	1.52%	1.63%	1.50%	1.53%
Supplemental Data
Net assets, end of period (000 omitted)	$72	$6	$2	$18	$17
Portfolio turnover rateD	29%	118%	29%	31%	34%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the underlying funds in which the Fund invests.

 D Amounts do not include the activity of the Underlying Funds.

 E Amount represents less than .005%.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended July 31, 2018

1. Organization.

Fidelity Simplicity RMD Income Fund, Fidelity Simplicity RMD 2005 Fund, Fidelity Simplicity RMD 2010 Fund, Fidelity Simplicity RMD 2015 Fund and Fidelity Simplicity RMD 2020 Fund (the Funds) are funds of Fidelity Income Fund (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. The Funds invest primarily in a combination of other Fidelity equity, bond, and short-term funds (the Underlying Funds) managed by Fidelity Management & Research Company (FMR). Certain Underlying Funds incurred name changes since their most recent shareholder report. The names of the Underlying Funds are those in effect at period end. In the prior year, the Funds transitioned their portfolios to invest exclusively in classes of the Fidelity Series funds, offered only to certain other Fidelity funds advised by FMR or its affiliates.

The Funds are designed for investors who seek to convert accumulated assets into regular payments over a defined period of time. The payment strategy for each Fund is designed to be implemented through a shareholder's voluntary participation in a systematic withdrawal plan, starting after the horizon date indicated by its name, resulting in the gradual liquidation of the shareholder's investment in the Fund.

The Funds offer the following classes of shares: Fidelity Simplicity RMD Income Fund, Fidelity Simplicity RMD 2005 Fund, Fidelity Simplicity RMD 2010 Fund, Fidelity Simplicity RMD 2015 Fund and Fidelity Simplicity RMD 2020 Fund shares. Class A, Class M, Class C and Class I of each Fund is closed to new accounts and additional purchases, except for reinvestments. Each class has equal rights as to assets and voting privileges, except for matters affecting a single class.

2. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists each of the Underlying Funds as an investment of the Fund but does not include the underlying holdings of each Underlying Fund. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with the Underlying Funds. Although not included in each Fund's expenses, each Fund indirectly bears its proportionate share of the Underlying Funds' expenses through the impact of these expenses on each Underlying Fund's NAV. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of July 31, 2018, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Simplicity RMD Income Fund	$13,946,171	$203,207	$(189,558)	$13,649
Fidelity Simplicity RMD 2005 Fund	18,247,734	345,609	(266,052)	79,557
Fidelity Simplicity RMD 2010 Fund	7,207,973	181,486	(94,972)	86,514
Fidelity Simplicity RMD 2015 Fund	14,480,936	367,745	(158,828)	208,917
Fidelity Simplicity RMD 2020 Fund	27,280,879	642,252	(310,152)	332,100

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income	Undistributed long-term capital gain	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Simplicity RMD Income Fund	$19,816	$96,083	$13,649
Fidelity Simplicity RMD 2005 Fund	48,424	260,474	79,557
Fidelity Simplicity RMD 2010 Fund	9,277	103,162	86,514
Fidelity Simplicity RMD 2015 Fund	16,421	160,463	208,917
Fidelity Simplicity RMD 2020 Fund	26,629	280,135	332,100

The tax character of distributions paid was as follows:

July 31, 2018
	Ordinary Income	Long-term Capital Gains	Total
Fidelity Simplicity RMD Income Fund	$239,576	$699,867	$939,443
Fidelity Simplicity RMD 2005 Fund	403,600	2,221,467	2,625,067
Fidelity Simplicity RMD 2010 Fund	130,335	870,316	1,000,651
Fidelity Simplicity RMD 2015 Fund	173,807	1,012,514	1,186,321
Fidelity Simplicity RMD 2020 Fund	249,226	1,086,365	1,335,591

July 31, 2017
	Ordinary Income	Long-term Capital Gains	Total
Fidelity Simplicity RMD Income Fund	$154,846	$20,336	$175,182
Fidelity Simplicity RMD 2005 Fund	409,599	131,952	541,551
Fidelity Simplicity RMD 2010 Fund	113,623	78,314	191,937
Fidelity Simplicity RMD 2015 Fund	150,855	105,151	256,006
Fidelity Simplicity RMD 2020 Fund	142,187	78,116	220,303

3. Purchases and Redemptions of Underlying Fund Shares.

Purchases and redemptions of the Underlying Fund shares, are noted in the table below.

	Purchases ($)	Redemptions ($)
Fidelity Simplicity RMD Income Fund	9,330,290	5,646,592
Fidelity Simplicity RMD 2005 Fund	6,289,295	8,989,337
Fidelity Simplicity RMD 2010 Fund	3,870,089	3,017,618
Fidelity Simplicity RMD 2015 Fund	11,145,222	4,860,185
Fidelity Simplicity RMD 2020 Fund	24,101,699	5,122,352

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR Co., Inc. (the investment adviser), an affiliate of FMR, and its affiliates provide the Funds with investment management related services. Under the management contract effective June 1, 2017, each Class of each Fund pays a monthly management fee that is set at an annual rate by referring to each Fund's horizon date indicated by its name, such that the management fee rate applicable to each Class of each Fund is reduced as the fund approaches, and then passes, its horizon date. In addition, the investment adviser pays all ordinary operating expenses of each Fund, except distribution and service plan fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses. Prior to June 1, 2017, the investment adviser provided the Funds with investment management related services. The Funds did not pay any fees for these services.

For the reporting period, the total annual management fee rate for each Class of each Fund was as follows:

Annual % of Class-Level Average Net Assets (Classes A, M, C, Retail and I)
Fidelity Simplicity RMD Income Fund	.465%
Fidelity Simplicity RMD 2005 Fund	.491%
Fidelity Simplicity RMD 2010 Fund	.533%
Fidelity Simplicity RMD 2015 Fund	.576%
Fidelity Simplicity RMD 2020 Fund	.618%

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, each Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of each Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Fidelity Simplicity RMD Income Fund
Class A	-%	.25%	$492	$–
Class M	.25%	.25%	662	–
Class C	.75%	.25%	1,379	–
			$2,533	$–
Fidelity Simplicity RMD 2005 Fund
Class A	-%	.25%	$439	$–
Class M	.25%	.25%	1,868	–
Class C	.75%	.25%	613	–
			$2,920	$–
Fidelity Simplicity RMD 2010 Fund
Class A	-%	.25%	$564	$–
Class M	.25%	.25%	118	12
Class C	.75%	.25%	1,304	–
			$1,986	$12
Fidelity Simplicity RMD 2015 Fund
Class A	-%	.25%	$902	$–
Class M	.25%	.25%	2,630	–
Class C	.75%	.25%	887	–
			$4,419	$–
Fidelity Simplicity RMD 2020 Fund
Class A	-%	.25%	$104	$–
Class M	.25%	.25%	3,642	–
Class C	.75%	.25%	1,329	–
			$5,075	$–

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of each Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Fidelity Simplicity RMD 2010 Fund
Class C(a)	$14
$14

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

5. Expense Reductions.

Through arrangements with each class' transfer agent, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. All of the applicable expense reductions are noted in the table below.

	Custody expense reduction	Transfer agent expense reduction
Fidelity Simplicity RMD Income Fund
Class A		$4
Class M		3
Class C		3
Fidelity Simplicity RMD Income		169
Class I		1
Fidelity Simplicity RMD 2005 Fund
Class A		$3
Class M		3
Class C		1
Fidelity Simplicity RMD 2005		172
Fidelity Simplicity RMD 2010 Fund
Class A		$8
Class M		1
Class C		4
Fidelity Simplicity RMD 2010		165
Class I		2
Fidelity Simplicity RMD 2015 Fund	$1
Class A		$10
Class M		10
Class C		1
Fidelity Simplicity RMD 2015		157
Fidelity Simplicity RMD 2020 Fund
Class A		$2
Class M		15
Class C		3
Fidelity Simplicity RMD 2020		159

6. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended July 31, 2018	Year ended July 31, 2017
Fidelity Simplicity RMD Income Fund
From net investment income
Class A	$2,810	$2,282
Class M	1,544	1,432
Class C	901	816
Fidelity Simplicity RMD Income	194,149	138,035
Class I	888	771
Total	$200,292	$143,336
From net realized gain
Class A	$13,301	$575
Class M	9,796	454
Class C	10,167	467
Fidelity Simplicity RMD Income	702,094	30,188
Class I	3,793	162
Total	$739,151	$31,846
Fidelity Simplicity RMD 2005 Fund
From net investment income
Class A	$2,291	$4,912
Class M	4,399	3,849
Class C	414	1,120
Fidelity Simplicity RMD 2005	318,950	365,950
Class I	657	807
Total	$326,711	$376,638
From net realized gain
Class A	$35,391	$2,747
Class M	43,110	2,461
Class C	8,661	1,197
Fidelity Simplicity RMD 2005	2,206,301	158,149
Class I	4,893	359
Total	$2,298,356	$164,913
Fidelity Simplicity RMD 2010 Fund
From net investment income
Class A	$2,861	$4,378
Class M	250	291
Class C	773	797
Fidelity Simplicity RMD 2010	101,733	98,058
Class I	983	847
Total	$106,600	$104,371
From net realized gain
Class A	$37,985	$4,415
Class M	3,326	583
Class C	19,255	1,484
Fidelity Simplicity RMD 2010	824,590	80,413
Class I	8,895	671
Total	$894,051	$87,566
Fidelity Simplicity RMD 2015 Fund
From net investment income
Class A	$4,239	$6,233
Class M	4,908	6,368
Class C	540	2,539
Fidelity Simplicity RMD 2015	137,663	122,743
Class I	148	12
Total	$147,498	$137,895
From net realized gain
Class A	$45,965	$5,776
Class M	67,117	11,903
Class C	10,821	4,463
Fidelity Simplicity RMD 2015	913,597	95,960
Class I	1,323	9
Total	$1,038,823	$118,111
Fidelity Simplicity RMD 2020 Fund
From net investment income
Class A	$460	$1,174
Class M	6,176	7,533
Class C	785	1,242
Fidelity Simplicity RMD 2020	203,025	120,329
Class I	887	31
Total	$211,333	$130,309
From net realized gain
Class A	$4,362	$864
Class M	81,492	6,984
Class C	15,560	1,647
Fidelity Simplicity RMD 2020	1,015,397	80,482
Class I	7,447	17
Total	$1,124,258	$89,994

7. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended July 31, 2018	Year ended July 31, 2017	Year ended July 31, 2018	Year ended July 31, 2017
Fidelity Simplicity RMD Income Fund
Class A
Reinvestment of distributions	265	34	$15,348	$2,022
Shares redeemed	(25)	(80)	(1,457)	(4,750)
Net increase (decrease)	240	(46)	$13,891	$(2,728)
Class M
Reinvestment of distributions	175	14	$10,134	$813
Shares redeemed	(422)	(221)	(24,484)	(13,046)
Net increase (decrease)	(247)	(207)	$(14,350)	$(12,233)
Class C
Reinvestment of distributions	192	22	$11,068	$1,283
Shares redeemed	(497)	(291)	(28,568)	(17,145)
Net increase (decrease)	(305)	(269)	$(17,500)	$(15,862)
Fidelity Simplicity RMD Income
Shares sold	132,226	52,476	$7,681,963	$3,112,035
Reinvestment of distributions	14,534	1,901	840,364	112,003
Shares redeemed	(72,989)	(43,924)	(4,223,155)	(2,604,210)
Net increase (decrease)	73,771	10,453	$4,299,172	$619,828
Class I
Reinvestment of distributions	45	9	$2,579	$502
Shares redeemed	(52)	–	(3,000)	–
Net increase (decrease)	(7)	9	$(421)	$502
Fidelity Simplicity RMD 2005 Fund
Class A
Reinvestment of distributions	648	125	$37,682	$7,658
Shares redeemed	(3,879)	(2,916)	(228,078)	(179,682)
Net increase (decrease)	(3,231)	(2,791)	$(190,396)	$(172,024)
Class M
Reinvestment of distributions	783	75	$45,508	$4,542
Shares redeemed	(350)	(1,054)	(20,556)	(64,651)
Net increase (decrease)	433	(979)	$24,952	$(60,109)
Class C
Reinvestment of distributions	157	38	$9,075	$2,317
Shares redeemed	(959)	(2,352)	(55,395)	(146,656)
Net increase (decrease)	(802)	(2,314)	$(46,320)	$(144,339)
Fidelity Simplicity RMD 2005
Shares sold	51,086	15,409	$2,999,611	$952,887
Reinvestment of distributions	39,892	6,181	2,321,020	378,181
Shares redeemed	(97,394)	(173,686)	(5,759,632)	(10,758,964)
Net increase (decrease)	(6,416)	(152,096)	$(439,001)	$(9,427,896)
Class I
Reinvestment of distributions	95	19	$5,550	$1,166
Shares redeemed	(205)	(358)	(12,000)	(22,152)
Net increase (decrease)	(110)	(339)	$(6,450)	$(20,986)
Fidelity Simplicity RMD 2010 Fund
Class A
Shares sold	–	9	$–	$525
Reinvestment of distributions	636	134	33,768	7,621
Shares redeemed	(1,124)	(2,697)	(59,768)	(158,781)
Net increase (decrease)	(488)	(2,554)	$(26,000)	$(150,635)
Class M
Reinvestment of distributions	67	15	$3,576	$874
Shares redeemed	–	(644)	–	(36,603)
Net increase (decrease)	67	(629)	$3,576	$(35,729)
Class C
Shares sold	–	11	$–	$616
Reinvestment of distributions	380	40	20,027	2,261
Shares redeemed	(124)	(41)	(6,582)	(2,329)
Net increase (decrease)	256	10	$13,445	$548
Fidelity Simplicity RMD 2010
Shares sold	48,991	18,807	$2,624,955	$1,111,275
Reinvestment of distributions	16,285	1,903	864,465	108,612
Shares redeemed	(34,238)	(41,072)	(1,860,366)	(2,444,268)
Net increase (decrease)	31,038	(20,362)	$1,629,054	$(1,224,381)
Class I
Reinvestment of distributions	186	27	$9,878	$1,518
Net increase (decrease)	186	27	$9,878	$1,518
Fidelity Simplicity RMD 2015 Fund
Class A
Reinvestment of distributions	861	199	$50,204	$12,009
Shares redeemed	(1,016)	(2,632)	(59,642)	(169,007)
Net increase (decrease)	(155)	(2,433)	$(9,438)	$(156,998)
Class M
Reinvestment of distributions	1,201	267	$69,875	$16,027
Shares redeemed	(1,368)	(8,750)	(80,400)	(532,221)
Net increase (decrease)	(167)	(8,483)	$(10,525)	$(516,194)
Class C
Reinvestment of distributions	197	93	$11,361	$5,542
Shares redeemed	(59)	(5,110)	(3,479)	(323,132)
Net increase (decrease)	138	(5,017)	$7,882	$(317,590)
Fidelity Simplicity RMD 2015
Shares sold	159,251	5,906	$9,439,008	$363,643
Reinvestment of distributions	16,597	2,502	967,090	150,898
Shares redeemed	(55,435)	(45,731)	(3,296,018)	(2,863,060)
Net increase (decrease)	120,413	(37,323)	$7,110,080	$(2,348,519)
Class I
Shares sold	153	–(a)	$10,000	$–
Reinvestment of distributions	25	–	1,471	21
Net increase (decrease)	178	–(a)	$11,471	$21
Fidelity Simplicity RMD 2020 Fund
Class A
Reinvestment of distributions	83	33	$4,822	$1,945
Shares redeemed	(976)	–	(62,563)	(13)
Net increase (decrease)	(893)	33	$(57,741)	$1,932
Class M
Reinvestment of distributions	1,432	176	$83,603	$10,404
Shares redeemed	(1,676)	(1,122)	(99,477)	(68,939)
Net increase (decrease)	(244)	(946)	$(15,874)	$(58,535)
Class C
Reinvestment of distributions	283	45	$16,345	$2,622
Shares redeemed	(307)	(779)	(17,840)	(48,468)
Net increase (decrease)	(24)	(734)	$(1,495)	$(45,846)
Fidelity Simplicity RMD 2020
Shares sold	395,680	8,889	$23,681,042	$545,653
Reinvestment of distributions	17,824	2,397	1,041,914	141,832
Shares redeemed	(83,900)	(42,684)	(5,006,276)	(2,609,720)
Net increase (decrease)	329,604	(31,398)	$19,716,680	$(1,922,235)
Class I
Shares sold	966	63	$61,932	$4,000
Reinvestment of distributions	143	1	8,334	48
Net increase (decrease)	1,109	64	$70,266	$4,048

 (a) Amount represents less than one share.

8. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Income Fund and the Shareholders of Fidelity Simplicity RMD Income Fund, Fidelity Simplicity RMD 2005 Fund, Fidelity Simplicity RMD 2010 Fund, Fidelity Simplicity RMD 2015 Fund and Fidelity Simplicity RMD 2020 Fund:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities of Fidelity Simplicity RMD Income Fund, Fidelity Simplicity RMD 2005 Fund, Fidelity Simplicity RMD 2010 Fund, Fidelity Simplicity RMD 2015 Fund and Fidelity Simplicity RMD 2020 Fund (the "Funds"), each a fund of Fidelity Income Fund, including the schedules of investments, as of July 31, 2018, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds as of July 31, 2018, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds' financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of July 31, 2018, by correspondence with the custodians. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

September 18, 2018

We have served as the auditor of one or more of the Fidelity investment companies since 1999.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance.  If the interests of a fund and an underlying Fidelity® fund were to diverge, a conflict of interest could arise and affect how the Trustees and Members of the Advisory Board fulfill their fiduciary duties to the affected funds.  FMRC has structured the funds to avoid these potential conflicts, although there may be situations where a conflict of interest is unavoidable. In such instances, FMRC, the Trustees, and Members of the Advisory Board would take reasonable steps to minimize and, if possible, eliminate the conflict.  Each of the Trustees oversees 257 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the funds is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Each fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Marie L. Knowles serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates, and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present) and Chairman and Director of FMR (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds. Ms. McAuliffe previously served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company). Earlier roles at FIL included Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo. Ms. McAuliffe also was the Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe is also a director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Previously, Ms. Acton served as a Member of the Advisory Board of certain Fidelity® funds (2013-2016).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. He serves on the board of directors for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present) and K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as a Member of the Advisory Board of certain Fidelity® funds (2014-2016), president of the Business Roundtable (2011-2017), a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011), member of the Board of Trustees of the Annie E. Casey Foundation (2004-2015), and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Albert R. Gamper, Jr. (1942)

Year of Election or Appointment: 2006

Trustee

Mr. Gamper also serves as Trustee of other Fidelity® funds. Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), and Member of the Board of Trustees of Barnabas Health Care System (1997-present). Previously, Mr. Gamper served as Chairman (2012-2015) and Vice Chairman (2011-2012) of the Independent Trustees of certain Fidelity® funds and as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Mr. Gartland is Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007), and Chase Manhattan Bank (1975-1978).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Vice Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008), AGL Resources, Inc. (holding company, 2002-2016), and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Chairman of the Independent Trustees

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company (pipeline and tanker operations). Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Santa Catalina Island Company (real estate, 2009-present). Ms. Knowles is a Member of the Investment Company Institute Board of Governors and a Member of the Governing Council of the Independent Directors Council (2014-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Vice Chairman of the Independent Trustees of certain Fidelity® funds (2012-2015).

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Mr. Murray is Vice Chairman (2013-present) of Meijer, Inc. (regional retail chain). Previously, Mr. Murray served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Chief Executive Officer (2013-2016) and President (2006-2013) of Meijer, Inc. Mr. Murray serves as a member of the Board of Directors and Nuclear Review and Public Policy and Responsibility Committees of DTE Energy Company (diversified energy company, 2009-present). Mr. Murray also serves as a member of the Board of Directors of Spectrum Health (not-for-profit health system, 2015-present). Mr. Murray previously served as President of Grand Valley State University (2001-2006), Treasurer for the State of Michigan (1999-2001), Vice President of Finance and Administration for Michigan State University (1998-1999), and a member of the Board of Directors and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray is also a director or trustee of many community and professional organizations.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Advisory Board Members and Officers:

Correspondence intended for a Member of the Advisory Board (if any) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.  Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Ann E. Dunwoody (1953)

Year of Election or Appointment: 2018

Member of the Advisory Board

General Dunwoody also serves as a Member of the Advisory Board of other Fidelity® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). She is the President of First to Four LLC (leadership and mentoring services, 2012-present). She also serves as a member of the Board of Directors and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor, and aerospace systems, 2013-present), Board of Directors and Nomination and Corporate Governance Committees of Kforce Inc. (professional staffing services, 2016-present) and Board of Directors of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as a member of the Board of Directors and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). Ms. Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board of Directors, Chair of the Nomination and Governance Committee and member of the Audit Committee of Logistics Management Institute (consulting non-profit, 2012-present), a member of the Board of Directors of the Army Historical Foundation (2015-present), a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-present) and a member of the Board of Trustees of Florida Institute of Technology (2015-present) and ThanksUSA (military family education non-profit, 2014-present).

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

Marc R. Bryant (1966)

Year of Election or Appointment: 2015

Secretary and Chief Legal Officer (CLO)

Mr. Bryant also serves as Secretary and CLO of other funds. Mr. Bryant serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company (investment adviser firm, 2015-present) and FMR Co., Inc. (investment adviser firm, 2015-present); Secretary of Fidelity SelectCo, LLC (investment adviser firm, 2015-present) and Fidelity Investments Money Management, Inc. (investment adviser firm, 2015-present); and CLO of Fidelity Management & Research (Hong Kong) Limited and FMR Investment Management (UK) Limited (investment adviser firms, 2015-present) and Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company). Previously, Mr. Bryant served as Secretary and CLO of Fidelity Rutland Square Trust II (2010-2014) and Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds (2013-2015). Prior to joining Fidelity Investments, Mr. Bryant served as a Senior Vice President and the Head of Global Retail Legal for AllianceBernstein L.P. (2006-2010), and as the General Counsel for ProFund Advisors LLC (2001-2006).

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as President and Treasurer of certain Fidelity® funds (2013-2018). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

President and Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is an employee of Fidelity Investments (2017-present). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Assistant Treasurer of certain Fidelity® funds (2016-2018).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight, serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John B. McGinty, Jr. (1962)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. McGinty also serves as Chief Compliance Officer of other funds. Mr. McGinty is Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2016-present). Mr. McGinty previously served as Vice President, Senior Attorney at Eaton Vance Management (investment management firm, 2015-2016), and prior to Eaton Vance as global CCO for all firm operations and registered investment companies at GMO LLC (investment management firm, 2009-2015). Before joining GMO LLC, Mr. McGinty served as Senior Vice President, Deputy General Counsel for Fidelity Investments (2007-2009).

Rieco E. Mello (1969)

Year of Election or Appointment: 2017

Assistant Treasurer

Mr. Mello also serves as Assistant Treasurer of other funds. Mr. Mello serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (1995-present).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2015

Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)

Year of Election or Appointment: 2014

Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as President Fixed Income, High Income/Emerging Market Debt and Multi Asset Class Strategies of FIAM LLC (2018-present), President (2016-present) and Director (2014-present) of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm), President, Fixed Income (2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as Vice Chairman of FIAM LLC (investment adviser firm, 2014-2018), a Director of FMR Investment Management (UK) Limited (investment adviser firm, 2015-2018), President Multi-Asset Class Strategies of FMR's Global Asset Allocation Division (2017-2018), Vice President of Fidelity's Money Market Funds (2012-2014), President, Money Market and Short Duration Bond Group of Fidelity Management & Research (FMR) (investment adviser firm, 2013-2014), President, Money Market Group of FMR (2011-2013), Managing Director of Research (2009-2011), Senior Vice President and Deputy General Counsel (2007-2009), and Assistant Secretary of certain Fidelity® funds (2008-2009).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2018) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Renee Stagnone (1975)

Year of Election or Appointment: 2016

Assistant Treasurer

Ms. Stagnone also serves as an officer of other funds. Ms. Stagnone serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (1997-present). Previously, Ms. Stagnone served as Deputy Treasurer of certain Fidelity® funds (2013-2016).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2018 to July 31, 2018).

Actual Expenses

The first line of the accompanying table for each Class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a Class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each Class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value February 1, 2018	Ending Account Value July 31, 2018	Expenses Paid During Period-B February 1, 2018 to July 31, 2018
Fidelity Simplicity RMD Income Fund
Class A	.72%
Actual		$1,000.00	$989.80	$3.55
Hypothetical-C		$1,000.00	$1,021.22	$3.61
Class M	.97%
Actual		$1,000.00	$988.60	$4.78
Hypothetical-C		$1,000.00	$1,019.98	$4.86
Class C	1.47%
Actual		$1,000.00	$986.10	$7.24
Hypothetical-C		$1,000.00	$1,017.50	$7.35
Fidelity Simplicity RMD Income	.47%
Actual		$1,000.00	$991.00	$2.32
Hypothetical-C		$1,000.00	$1,022.46	$2.36
Class I	.46%
Actual		$1,000.00	$991.00	$2.27
Hypothetical-C		$1,000.00	$1,022.51	$2.31
Fidelity Simplicity RMD 2005 Fund
Class A	.74%
Actual		$1,000.00	$988.80	$3.65
Hypothetical-C		$1,000.00	$1,021.12	$3.71
Class M	.99%
Actual		$1,000.00	$987.60	$4.88
Hypothetical-C		$1,000.00	$1,019.89	$4.96
Class C	1.49%
Actual		$1,000.00	$985.00	$7.33
Hypothetical-C		$1,000.00	$1,017.41	$7.45
Fidelity Simplicity RMD 2005	.49%
Actual		$1,000.00	$990.00	$2.42
Hypothetical-C		$1,000.00	$1,022.36	$2.46
Class I	.49%
Actual		$1,000.00	$990.10	$2.42
Hypothetical-C		$1,000.00	$1,022.36	$2.46
Fidelity Simplicity RMD 2010 Fund
Class A	.78%
Actual		$1,000.00	$986.70	$3.84
Hypothetical-C		$1,000.00	$1,020.93	$3.91
Class M	1.04%
Actual		$1,000.00	$985.40	$5.12
Hypothetical-C		$1,000.00	$1,019.64	$5.21
Class C	1.54%
Actual		$1,000.00	$982.90	$7.57
Hypothetical-C		$1,000.00	$1,017.16	$7.70
Fidelity Simplicity RMD 2010	.53%
Actual		$1,000.00	$987.80	$2.61
Hypothetical-C		$1,000.00	$1,022.17	$2.66
Class I	.53%
Actual		$1,000.00	$987.80	$2.61
Hypothetical-C		$1,000.00	$1,022.17	$2.66
Fidelity Simplicity RMD 2015 Fund
Class A	.83%
Actual		$1,000.00	$984.50	$4.08
Hypothetical-C		$1,000.00	$1,020.68	$4.16
Class M	1.08%
Actual		$1,000.00	$983.10	$5.31
Hypothetical-C		$1,000.00	$1,019.44	$5.41
Class C	1.58%
Actual		$1,000.00	$980.60	$7.76
Hypothetical-C		$1,000.00	$1,016.96	$7.90
Fidelity Simplicity RMD 2015	.57%
Actual		$1,000.00	$985.60	$2.81
Hypothetical-C		$1,000.00	$1,021.97	$2.86
Class I	.57%
Actual		$1,000.00	$985.60	$2.81
Hypothetical-C		$1,000.00	$1,021.97	$2.86
Fidelity Simplicity RMD 2020 Fund
Class A	.86%
Actual		$1,000.00	$982.30	$4.23
Hypothetical-C		$1,000.00	$1,020.53	$4.31
Class M	1.12%
Actual		$1,000.00	$981.10	$5.50
Hypothetical-C		$1,000.00	$1,019.24	$5.61
Class C	1.62%
Actual		$1,000.00	$978.50	$7.95
Hypothetical-C		$1,000.00	$1,016.76	$8.10
Fidelity Simplicity RMD 2020	.62%
Actual		$1,000.00	$983.30	$3.05
Hypothetical-C		$1,000.00	$1,021.72	$3.11
Class I	.62%
Actual		$1,000.00	$983.40	$3.05
Hypothetical-C		$1,000.00	$1,021.72	$3.11

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Funds in which each Fund invests are not included in each Fund's annualized expense ratio.

 C 5% return per year before expenses

Distributions (Unaudited)

The Board of Trustees of each fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

	Pay Date	Record Date	Capital Gains
Fidelity Simplicity RMD Income Fund
Class A	09/17/18	09/14/18	$0.386
Class M	09/17/18	09/14/18	$0.386
Class C	09/17/18	09/14/18	$0.386
Fidelity Simplicity RMD Income	09/17/18	09/14/18	$0.386
Class I	09/17/18	09/14/18	$0.386
Fidelity Simplicity RMD 2005 Fund
Class A	09/17/18	09/14/18	$0.860
Class M	09/17/18	09/14/18	$0.860
Class C	09/17/18	09/14/18	$0.860
Fidelity Simplicity RMD 2005	09/17/18	09/14/18	$0.860
Class I	09/17/18	09/14/18	$0.860
Fidelity Simplicity RMD 2010 Fund
Class A	09/17/18	09/14/18	$0.758
Class M	09/17/18	09/14/18	$0.758
Class C	09/17/18	09/14/18	$0.758
Fidelity Simplicity RMD 2010	09/17/18	09/14/18	$0.758
Class I	09/17/18	09/14/18	$0.758
Fidelity Simplicity RMD 2015 Fund
Class A	09/17/18	09/14/18	$0.588
Class M	09/17/18	09/14/18	$0.588
Class C	09/17/18	09/14/18	$0.588
Fidelity Simplicity RMD 2015	09/17/18	09/14/18	$0.588
Class I	09/17/18	09/14/18	$0.588
Fidelity Simplicity RMD 2020 Fund
Class A	09/17/18	09/14/18	$0.582
Class M	09/17/18	09/14/18	$0.582
Class C	09/17/18	09/14/18	$0.582
Fidelity Simplicity RMD 2020	09/17/18	09/14/18	$0.582
Class I	09/17/18	09/14/18	$0.582

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended July 31, 2018, or, if subsequently determined to be different, the net capital gain of such year.

Fidelity Simplicity RMD Income Fund	$139,841
Fidelity Simplicity RMD 2005 Fund	$330,962
Fidelity Simplicity RMD 2010 Fund	$134,246
Fidelity Simplicity RMD 2015 Fund	$218,968
Fidelity Simplicity RMD 2020 Fund	$366,017

A percentage of the dividends distributed during the fiscal year for the following funds were derived from interest on U.S. Government securities which is generally exempt from state income tax

Fidelity Simplicity RMD Income Fund
Class A	24.48%
Class M	24.48%
Class C	24.48%
Fidelity Simplicity RMD Income	24.48%
Class I	24.48%
Fidelity Simplicity RMD 2005 Fund
Class A	21.92%
Class M	21.92%
Class C	21.92%
Fidelity Simplicity RMD 2005	21.92%
Class I	21.92%
Fidelity Simplicity RMD 2010 Fund
Class A	17.85%
Class M	17.85%
Class C	17.85%
Fidelity Simplicity RMD 2010	17.85%
Class I	17.85%
Fidelity Simplicity RMD 2015 Fund
Class A	14.77%
Class M	14.77%
Class C	14.77%
Fidelity Simplicity RMD 2015	14.77%
Class I	14.77%
Fidelity Simplicity RMD 2020 Fund
Class A	11.80%
Class M	11.80%
Class C	11.80%
Fidelity Simplicity RMD 2020	11.80%
Class I	11.80%

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

	Class A	Class M	Class C	Retail Class	Class I
Fidelity Simplicity RMD Income Fund
August 2017	0%	0%	0%	0%	0%
September 2017 (ex-date 09/06/17)	10%	13%	68%	8%	8%
September 2017 (ex-date 09/15/17)	29%	29%	29%	29%	29%
October 2017	35%	50%	100%	28%	29%
November 2017	34%	48%	100%	28%	28%
December 2017	30%	32%	36%	28%	29%
February 2018	3%	4%	14%	2%	2%
March 2018	3%	4%	95%	2%	3%
April 2018	3%	4%	14%	2%	2%
May 2018	3%	3%	6%	2%	2%
June 2018	3%	4%	20%	2%	2%
July 2018	3%	3%	6%	2%	2%
Fidelity Simplicity RMD 2005 Fund
August 2017	0%	0%	0%	0%	0%
September 2017 (ex-date 09/06/17)	28%	41%	100%	21%	21%
September 2017 (ex-date 09/15/17)	–	–	–	–	–
October 2017	37%	47%	100%	31%	31%
November 2017	50%	53%	100%	31%	32%
December 2017	34%	35%	39%	32%	32%
February 2018	3%	3%	4%	3%	3%
March 2018	4%	5%	62%	3%	3%
April 2018	4%	5%	19%	3%	3%
May 2018	3%	4%	9%	3%	3%
June 2018	4%	5%	–	3%	3%
July 2018	4%	4%	–	3%	3%
Fidelity Simplicity RMD 2010 Fund
August 2017	0%	0%	0%	0%	0%
September 2017 (ex-date 09/06/17)	40%	65%	–	29%	28%
September 2017 (ex-date 09/15/17)	–	–	–	–	–
October 2017	60%	71%	100%	41%	41%
November 2017	61%	76%	–	41%	42%
December 2017	44%	46%	52%	42%	42%
February 2018	4%	4%	6%	4%	4%
March 2018	5%	10%	–	4%	4%
April 2018	5%	7%	–	4%	4%
May 2018	4%	5%	13%	4%	3%
June 2018	5%	6%	63%	3%	3%
July 2018	4%	6%	23%	4%	4%
Fidelity Simplicity RMD 2015 Fund
August 2017	0%	0%	–	0%	0%
September 2017 (ex-date 09/06/17)	100%	0%	–	38%	26%
September 2017 (ex-date 09/15/17)	–	–	–	–	–
October 2017	67%	95%	100%	52%	50%
November 2017	72%	100%	–	52%	53%
December 2017	56%	59%	66%	54%	53%
February 2018	9%	11%	18%	8%	8%
March 2018	21%	0%	–	8%	8%
April 2018	13%	49%	–	7%	8%
May 2018	10%	15%	100%	8%	8%
June 2018	11%	22%	–	8%	8%
July 2018	10%	17%	–	8%	8%
Fidelity Simplicity RMD 2020 Fund
August 2017	0%	0%	–	0%	0%
September 2017 (ex-date 09/06/17)	–	–	–	45%	31%
September 2017 (ex-date 09/15/17)	–	–	–	–	–
October 2017	79%	100%	100%	62%	65%
November 2017	97%	100%	–	63%	66%
December 2017	68%	71%	79%	63%	64%
February 2018	13%	17%	41%	10%	11%
March 2018	45%	–	–	10%	13%
April 2018	28%	–	–	10%	11%
May 2018	15%	27%	–	10%	10%
June 2018	32%	–	–	10%	11%
July 2018	17%	72%	–	10%	11%

The funds will notify shareholders in January 2019 of amounts for use in preparing 2018 income tax returns.

SRD-ANN-0918
1.9881721.101

Item 2.

Code of Ethics

As of the end of the period, July 31, 2018, Fidelity Income Fund (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Elizabeth S. Acton is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Ms. Acton is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, “Deloitte Entities”) in each of the last two fiscal years for services rendered to Fidelity Managed Retirement 2005 Fund, Fidelity Managed Retirement 2010 Fund, Fidelity Managed Retirement 2015 Fund, Fidelity Managed Retirement 2020 Fund, Fidelity Managed Retirement 2025 Fund, Fidelity Managed Retirement Income Fund, Fidelity Simplicity RMD 2005 Fund, Fidelity Simplicity RMD 2010 Fund, Fidelity Simplicity RMD 2015 Fund, Fidelity Simplicity RMD 2020 Fund and Fidelity Simplicity RMD Income Fund (the “Funds”):

Services Billed by Deloitte Entities

July 31, 2018 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Managed Retirement 2005 Fund	$22,000	$-	$5,000	$700
Fidelity Managed Retirement 2010 Fund	$22,000	$-	$5,000	$700
Fidelity Managed Retirement 2015 Fund	$22,000	$-	$5,000	$700
Fidelity Managed Retirement 2020 Fund	$22,000	$-	$5,000	$700
Fidelity Managed Retirement 2025 Fund	$22,000	$-	$5,000	$700
Fidelity Managed Retirement Income Fund	$22,000	$-	$5,000	$700
Fidelity Simplicity RMD 2005 Fund	$22,000	$-	$5,000	$700
Fidelity Simplicity RMD 2010 Fund	$22,000	$-	$5,000	$700
Fidelity Simplicity RMD 2015 Fund	$22,000	$-	$5,000	$700
Fidelity Simplicity RMD 2020 Fund	$22,000	$-	$5,000	$700
Fidelity Simplicity RMD Income Fund	$22,000	$-	$5,000	$700

July 31, 2017 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Managed Retirement 2005 Fund	$22,000	$-	$5,100	$700
Fidelity Managed Retirement 2010 Fund	$22,000	$-	$5,100	$700
Fidelity Managed Retirement 2015 Fund	$22,000	$-	$5,100	$700
Fidelity Managed Retirement 2020 Fund	$22,000	$-	$5,100	$700
Fidelity Managed Retirement 2025 Fund	$22,000	$-	$5,100	$700
Fidelity Managed Retirement Income Fund	$22,000	$-	$5,100	$700
Fidelity Simplicity RMD 2005 Fund	$22,000	$-	$5,100	$700
Fidelity Simplicity RMD 2010 Fund	$22,000	$-	$5,100	$700
Fidelity Simplicity RMD 2015 Fund	$22,000	$-	$5,100	$700
Fidelity Simplicity RMD 2020 Fund	$22,000	$-	$5,100	$700
Fidelity Simplicity RMD Income Fund	$22,000	$-	$5,100	$700

A Amounts may reflect rounding.

The following table presents fees billed by Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Funds and that are rendered on behalf of Fidelity Management & Research Company (“FMR”) and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Funds (“Fund Service Providers”):

Services Billed by Deloitte Entities

	July 31, 2018A	July 31, 2017A
Audit-Related Fees	$5,000	$-
Tax Fees	$5,000	$25,000
All Other Fees	$-	$-

A Amounts may reflect rounding.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities for services rendered to the Funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Funds are as follows:

Billed By	July 31, 2018A	July 31, 2017A
Deloitte Entities	$410,000	$565,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities in its audit of the Funds, taking into account representations from Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Funds and its related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Funds’ last two fiscal years relating to services provided to (i) the Funds or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Funds.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Income Fund

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	September 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	September 26, 2018

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	September 26, 2018